As filed with the Securities and Exchange Commission on August 28, 2014.

Registration Nos. 333-89661;

811-09645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 136	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 1, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia AMT-Free California Intermediate Muni Bond Fund (formerly known as Columbia California Intermediate Municipal Bond Fund), Columbia AMT-Free Georgia Intermediate Muni Bond Fund (formerly known as Columbia Georgia Intermediate Municipal Bond Fund), Columbia AMT-Free Maryland Intermediate Muni Bond Fund (formerly known as Columbia Maryland Intermediate Municipal Bond Fund), Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (formerly known as Columbia North Carolina Intermediate Municipal Bond Fund), Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (formerly known as Columbia South Carolina Intermediate Municipal Bond Fund), Columbia AMT-Free Virginia Intermediate Muni Bond Fund (formerly known as Columbia Virginia Intermediate Municipal Bond Fund) and Columbia Short Term Municipal Bond Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Prospectus
September 1, 2014
Columbia AMT-Free California Intermediate Muni Bond Fund
(formerly known as Columbia California Intermediate Municipal Bond Fund)

Class	Ticker Symbol
Class A Shares	NACMX
Class B Shares	CCIBX
Class C Shares	CCICX
Class R4 Shares	CCMRX
Class R5 Shares	CNBRX
Class Z Shares	NCMAX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia AMT-Free California Intermediate Muni Bond Fund
2	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Summary of the Fund
Investment Objective
Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	3.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class R5	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(d)	0.31%	0.31%	0.31%	0.31%	0.17%	0.31%
Total annual Fund operating expenses	0.96%	1.71%	1.71%	0.71%	0.57%	0.71%
Less: Fee waivers and/or expense reimbursements(e)	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.17%)	(0.22%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.74%	1.49%	1.49%	0.49%	0.40%	0.49%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current fees paid by the Fund.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.74% for Class A, 1.49% for Class B, 1.49% for Class C, 0.49% for Class R4, 0.40% for Class R5, and 0.49% for Class Z.
Prospectus 2014	3

Columbia AMT-Free California Intermediate Muni Bond Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$398	$600	$818	$1,445
Class B (assuming redemption of all shares at the end of the period)	$452	$717	$908	$1,802
Class B (assuming no redemption of shares)	$152	$517	$908	$1,802
Class C (assuming redemption of all shares at the end of the period)	$252	$517	$908	$2,001
Class C (assuming no redemption of shares)	$152	$517	$908	$2,001
Class R4 (whether or not shares are redeemed)	$ 50	$205	$373	$ 862
Class R5 (whether or not shares are redeemed)	$ 41	$166	$301	$ 697
Class Z (whether or not shares are redeemed)	$ 50	$205	$373	$ 862
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and California individual income tax. These securities are issued by or on behalf of the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
4	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline or the issuer will fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes.
Prospectus 2014	5

Columbia AMT-Free California Intermediate Muni Bond Fund
Summary of the Fund (continued)
Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
6	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Summary of the Fund (continued)
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	7.20%
	Worst	4th Quarter 2010	-3.81%
*	Year to Date return as of June 30, 2014: 5.12%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	09/09/2002
returns before taxes		-4.80%	4.60%	3.26%
returns after taxes on distributions		-4.80%	4.60%	3.23%
returns after taxes on distributions and sale of Fund shares		-1.45%	4.32%	3.24%
Class B returns before taxes	08/29/2002	-5.17%	4.52%	2.83%
Class C returns before taxes	09/11/2002	-3.26%	4.52%	2.82%
Class R4 returns before taxes	03/19/2013	-1.43%	5.52%	3.84%
Class R5 returns before taxes	11/08/2012	-1.24%	5.57%	3.86%
Class Z returns before taxes	8/19/2002	-1.33%	5.55%	3.85%
Barclays California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		-0.44%	5.66%	4.54%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		-1.24%	5.15%	4.26%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Co-manager	2011
Paul Fuchs, CFA	Portfolio Manager	Co-manager	2012
Prospectus 2014	7

Columbia AMT-Free California Intermediate Muni Bond Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class R4	All eligible accounts	None	N/A
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

*	Class B shares are generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
More Information About the Fund
Investment Objective
Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and California individual income tax. These securities are issued by or on behalf of the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
In addition to the Fund’s non-fundamental policies discussed above, as a matter of fundamental policy (which may not be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal AMT) and California individual income tax.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Prospectus 2014	9

Columbia AMT-Free California Intermediate Muni Bond Fund
More Information About the Fund (continued)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Fixed-income securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain fixed-income securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated fixed-income securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
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Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. Lower-rated securities may be less liquid than higher-rated securities. Reduced liquidity may make it difficult or impossible to sell the investment at a desirable time or price. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions, debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. This vulnerability to factors affecting the Fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified
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fund, which may result in greater losses and volatility. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws. See the SAI for details.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and
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registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks, including as a result of the Fund investing substantially in securities of the State of California.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect
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any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia AMT-Free California Intermediate Muni Bond Fund
Class A	0.74%
Class B	1.49%
Class C	1.49%
Class R4	0.49%
Class R5	0.40%
Class Z	0.49%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
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Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.40% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2014.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Co-manager	2011
Paul Fuchs, CFA	Portfolio Manager	Co-manager	2012
Mr. McGreevy joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1994. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.
Mr. Fuchs joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999. Mr. Fuchs began his investment career in 1994 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk University.
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The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, to provide various shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
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■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None Investment Limit and Conversion Features: None	None	None	None
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund and each of the AMT-Free State-Specific Intermediate Muni Bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	25

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Short Term Bond Fund and the AMT-Free State-specific Intermediate Muni Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	29

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
30	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	31

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
32	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (series of CFST and CFST I)	0.50%	— (g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	33

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Global Technology Growth Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia Corporate Income Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. Service Fee for Class A, Class B and Class C shares of Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund and Columbia Global Infrastructure Fund and a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.40% for Columbia AMT-Free Oregon Intermediate Muni Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund and Columbia
34	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder
Prospectus 2014	35

Columbia AMT-Free California Intermediate Muni Bond Fund
Choosing a Share Class (continued)
servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Columbia Capital Allocation Moderate Aggressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
36	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Prospectus 2014	37

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii) your address has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
38	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
Prospectus 2014	39

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
Prospectus 2014	41

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
42	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Prospectus 2014	43

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
44	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.
Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R, Class R4 and Class Y	None	N/A
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Z	variable (e)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia AMT-Free California Intermediate Muni Bond Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if a fund qualifies as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains. For tax-exempt Funds: If a tax-exempt Fund were to fail to qualify as a regulated investment company, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year. In certain circumstances a Fund may retain its net capital gain and deem such gains to have been distributed to shareholders. In such case, the Fund will be required to pay a fund-level tax on any such retained net capital gain, and shareholders will be required to include in income their share of such retained capital gain and will be entitled to credit their share of tax paid by the Fund against their federal income tax liabilities.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
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Columbia AMT-Free California Intermediate Muni Bond Fund
Distributions and Taxes (continued)
■	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. Certain income generated by tax-exempt securities, including capital gains on sales and market discount, is taxable. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income or long-term capital gain. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
Prospectus 2014	55

Columbia AMT-Free California Intermediate Muni Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
56	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended April 30,			Year Ended March 31,
Class A	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.68	$10.47	$10.37	$9.65	$9.72	$9.34
Income from investment operations:
Net investment income	0.32	0.32	0.03	0.32	0.31	0.32
Net realized and unrealized gain (loss)	(0.26)	0.21	0.10	0.72	(0.07)	0.39
Total from investment operations	0.06	0.53	0.13	1.04	0.24	0.71
Less distributions to shareholders:
Net investment income	(0.32)	(0.32)	(0.03)	(0.32)	(0.31)	(0.32)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions to shareholders	(0.32)	(0.32)	(0.03)	(0.32)	(0.31)	(0.33)
Net asset value, end of period	$10.42	$10.68	$10.47	$10.37	$9.65	$9.72
Total return	0.64%	5.12%	1.22%	10.87%	2.48%	7.65%
Ratios to average net assets(b)
Total gross expenses	0.96%	0.96%	1.00% (c)	1.00%	0.94%	0.90%
Total net expenses(d)	0.74% (e)	0.73% (e)	0.73% (c)	0.74% (e)	0.80% (e)	0.79% (e)
Net investment income	3.10%	3.01%	3.11% (c)	3.13%	3.14%	3.34%
Supplemental data
Net assets, end of period (in thousands)	$33,140	$29,398	$20,180	$18,858	$11,613	$14,059
Portfolio turnover	12%	8%	0%	9%	26%	25%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	57

Columbia AMT-Free California Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class B	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.68	$10.47	$10.37	$9.64	$9.71	$9.34
Income from investment operations:
Net investment income	0.24	0.24	0.02	0.25	0.24	0.25
Net realized and unrealized gain (loss)	(0.26)	0.21	0.10	0.71	(0.07)	0.37
Total from investment operations	(0.02)	0.45	0.12	0.96	0.17	0.62
Less distributions to shareholders:
Net investment income	(0.24)	(0.24)	(0.02)	(0.23)	(0.24)	(0.24)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions to shareholders	(0.24)	(0.24)	(0.02)	(0.23)	(0.24)	(0.25)
Net asset value, end of period	$10.42	$10.68	$10.47	$10.37	$9.64	$9.71
Total return	(0.11%)	4.34%	1.16%	10.04%	1.72%	6.74%
Ratios to average net assets(b)
Total gross expenses	1.71%	1.70%	1.78% (c)	1.96%	1.69%	1.65%
Total net expenses(d)	1.49% (e)	1.48%	1.48% (c)	1.56% (e)	1.55% (e)	1.54% (e)
Net investment income	2.36%	2.26%	2.38% (c)	2.53%	2.41%	2.58%
Supplemental data
Net assets, end of period (in thousands)	$27	$20	$3	$3	$144	$218
Portfolio turnover	12%	8%	0%	9%	26%	25%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
58	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class C	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.67	$10.47	$10.37	$9.64	$9.72	$9.35
Income from investment operations:
Net investment income	0.24	0.24	0.02	0.24	0.24	0.25
Net realized and unrealized gain (loss)	(0.25)	0.20	0.10	0.73	(0.08)	0.37
Total from investment operations	(0.01)	0.44	0.12	0.97	0.16	0.62
Less distributions to shareholders:
Net investment income	(0.24)	(0.24)	(0.02)	(0.24)	(0.24)	(0.24)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions to shareholders	(0.24)	(0.24)	(0.02)	(0.24)	(0.24)	(0.25)
Net asset value, end of period	$10.42	$10.67	$10.47	$10.37	$9.64	$9.72
Total return	(0.02%)	4.24%	1.16%	10.15%	1.61%	6.74%
Ratios to average net assets(b)
Total gross expenses	1.71%	1.71%	1.75% (c)	1.73%	1.69%	1.65%
Total net expenses(d)	1.49% (e)	1.48% (e)	1.48% (c)	1.49% (e)	1.55% (e)	1.54% (e)
Net investment income	2.35%	2.25%	2.36% (c)	2.38%	2.42%	2.55%
Supplemental data
Net assets, end of period (in thousands)	$9,253	$8,004	$4,384	$4,223	$1,599	$1,875
Portfolio turnover	12%	8%	0%	9%	26%	25%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	59

Columbia AMT-Free California Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,
Class R4	2014	2013 (a)
Per share data
Net asset value, beginning of period	$10.64	$10.54
Income from investment operations:
Net investment income	0.34	0.04
Net realized and unrealized gain (loss)	(0.25)	0.10
Total from investment operations	0.09	0.14
Less distributions to shareholders:
Net investment income	(0.34)	(0.04)
Total distributions to shareholders	(0.34)	(0.04)
Net asset value, end of period	$10.39	$10.64
Total return	0.98%	1.32%
Ratios to average net assets(b)
Total gross expenses	0.70%	0.56% (c)
Total net expenses(d)	0.49% (e)	0.44% (c)
Net investment income	3.46%	3.27% (c)
Supplemental data
Net assets, end of period (in thousands)	$52	$3
Portfolio turnover	12%	8%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
60	Prospectus 2014

Columbia AMT-Free California Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,
Class R5	2014	2013 (a)
Per share data
Net asset value, beginning of period	$10.63	$10.63
Income from investment operations:
Net investment income	0.35	0.16
Net realized and unrealized gain (loss)	(0.26)	0.01
Total from investment operations	0.09	0.17
Less distributions to shareholders:
Net investment income	(0.35)	(0.17)
Total distributions to shareholders	(0.35)	(0.17)
Net asset value, end of period	$10.37	$10.63
Total return	0.98%	1.57%
Ratios to average net assets(b)
Total gross expenses	0.58%	0.50% (c)
Total net expenses(d)	0.40%	0.39% (c)
Net investment income	3.47%	3.28% (c)
Supplemental data
Net assets, end of period (in thousands)	$341	$3
Portfolio turnover	12%	8%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	61

Columbia AMT-Free California Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class Z	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.65	$10.45	$10.35	$9.63	$9.70	$9.33
Income from investment operations:
Net investment income	0.34	0.35	0.03	0.34	0.34	0.34
Net realized and unrealized gain (loss)	(0.25)	0.20	0.10	0.72	(0.07)	0.38
Total from investment operations	0.09	0.55	0.13	1.06	0.27	0.72
Less distributions to shareholders:
Net investment income	(0.34)	(0.35)	(0.03)	(0.34)	(0.34)	(0.34)
Net realized gains	—	—	—	—	—	(0.01)
Total distributions to shareholders	(0.34)	(0.35)	(0.03)	(0.34)	(0.34)	(0.35)
Net asset value, end of period	$10.40	$10.65	$10.45	$10.35	$9.63	$9.70
Total return	0.98%	5.29%	1.24%	11.16%	2.74%	7.82%
Ratios to average net assets(b)
Total gross expenses	0.71%	0.71%	0.75% (c)	0.74%	0.69%	0.65%
Total net expenses(d)	0.49% (e)	0.48% (e)	0.48% (c)	0.50% (e)	0.55% (e)	0.54% (e)
Net investment income	3.35%	3.27%	3.35% (c)	3.39%	3.43%	3.56%
Supplemental data
Net assets, end of period (in thousands)	$260,101	$281,301	$254,981	$252,647	$217,024	$211,046
Portfolio turnover	12%	8%	0%	9%	26%	25%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
62	Prospectus 2014

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO122_04_D01_(09/14)

Prospectus
September 1, 2014
Columbia AMT-Free Georgia Intermediate Muni Bond Fund
(formerly known as Columbia Georgia Intermediate Municipal Bond Fund)

Class	Ticker Symbol
Class A Shares	NGIMX
Class B Shares	NGITX
Class C Shares	NGINX
Class R4 Shares	CGIMX
Class Z Shares	NGAMX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
2	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Summary of the Fund
Investment Objective
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	3.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(d)	0.42%	0.42%	0.42%	0.42%	0.42%
Total annual Fund operating expenses	1.07%	1.82%	1.82%	0.82%	0.82%
Less: Fee waivers and/or expense reimbursements(e)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.81%	1.56%	1.56%	0.56%	0.56%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4 and Class Z shares have been restated to reflect current fees paid by the Fund.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.56% for Class R4 and 0.56% for Class Z.
Prospectus 2014	3

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$405	$629	$872	$1,566
Class B (assuming redemption of all shares at the end of the period)	$459	$747	$961	$1,919
Class B (assuming no redemption of shares)	$159	$547	$961	$1,919
Class C (assuming redemption of all shares at the end of the period)	$259	$547	$961	$2,116
Class C (assuming no redemption of shares)	$159	$547	$961	$2,116
Class R4 (whether or not shares are redeemed)	$ 57	$236	$430	$ 989
Class Z (whether or not shares are redeemed)	$ 57	$236	$430	$ 989
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Georgia individual income tax. These securities are issued by or on behalf of the State of Georgia and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
4	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline or the issuer will fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes.
Prospectus 2014	5

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	5.90%
	Worst	4th Quarter 2010	-3.54%
*	Year to Date return as of June 30, 2014: 3.35%
Prospectus 2014	7

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	05/04/1992
returns before taxes		-4.76%	3.99%	2.89%
returns after taxes on distributions		-4.91%	3.96%	2.88%
returns after taxes on distributions and sale of Fund shares		-1.40%	3.81%	2.99%
Class B returns before taxes	06/07/1993	-5.12%	3.89%	2.47%
Class C returns before taxes	06/17/1992	-3.31%	3.87%	2.46%
Class R4 returns before taxes	03/19/2013	-1.28%	4.93%	3.49%
Class Z returns before taxes	03/01/1992	-1.28%	4.93%	3.49%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		-1.24%	5.15%	4.26%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class R4	All eligible accounts	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

*	Class B shares are generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund
Investment Objective
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Georgia individual income tax. These securities are issued by or on behalf of the State of Georgia and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
In addition to the Fund’s non-fundamental policies discussed above, as a matter of fundamental policy (which may not be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal AMT) and Georgia individual income tax.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Fixed-income securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain fixed-income securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated fixed-income securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. Lower-rated securities may be less liquid than higher-rated securities. Reduced liquidity may make it difficult or impossible to sell the investment at a desirable time or price. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions, debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. This vulnerability to factors affecting the Fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified
12	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
fund, which may result in greater losses and volatility. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws. See the SAI for details.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and
Prospectus 2014	13

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
14	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund’s investments are more limited than the securities within its benchmark, and accordingly the Fund's holdings will diverge significantly from those of the benchmark. The Fund's weightings in individual securities, and in industry, geographic and economic sectors, may also vary considerably from those of its benchmark, including as a result of the Fund investing substantially in securities of the State of Georgia.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Class A	0.81%
Class B	1.56%
Class C	1.56%
Class R4	0.56%
Class Z	0.56%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.40% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2014.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Mr. McGreevy joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1994. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
Prospectus 2014	17

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, to provide various shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
18	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	19

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
20	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	21

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
22	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	23

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
24	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
Prospectus 2014	25

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund and each of the AMT-Free State-Specific Intermediate Muni Bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

26	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Prospectus 2014	27

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
28	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Short Term Bond Fund and the AMT-Free State-specific Intermediate Muni Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Prospectus 2014	29

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

30	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
Prospectus 2014	31

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
32	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
Prospectus 2014	33

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (series of CFST and CFST I)	0.50%	— (g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
34	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Global Technology Growth Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia Corporate Income Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. Service Fee for Class A, Class B and Class C shares of Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund and Columbia Global Infrastructure Fund and a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.40% for Columbia AMT-Free Oregon Intermediate Muni Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund and Columbia
Prospectus 2014	35

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder
36	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Columbia Capital Allocation Moderate Aggressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	37

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
38	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii) your address has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	39

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
40	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Prospectus 2014	41

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Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.
Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R, Class R4 and Class Y	None	N/A
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Z	variable (e)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
50	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
52	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
Prospectus 2014	53

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if a fund qualifies as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains. For tax-exempt Funds: If a tax-exempt Fund were to fail to qualify as a regulated investment company, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year. In certain circumstances a Fund may retain its net capital gain and deem such gains to have been distributed to shareholders. In such case, the Fund will be required to pay a fund-level tax on any such retained net capital gain, and shareholders will be required to include in income their share of such retained capital gain and will be entitled to credit their share of tax paid by the Fund against their federal income tax liabilities.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
Prospectus 2014	55

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Distributions and Taxes (continued)
■	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. Certain income generated by tax-exempt securities, including capital gains on sales and market discount, is taxable. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income or long-term capital gain. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	57

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended April 30,			Year Ended March 31,
Class A	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.21	$11.18	$11.09	$10.50	$10.58	$10.18
Income from investment operations:
Net investment income	0.31	0.31	0.03	0.33	0.33	0.34
Net realized and unrealized gain (loss)	(0.32)	0.04	0.09	0.59	(0.08)	0.40
Total from investment operations	(0.01)	0.35	0.12	0.92	0.25	0.74
Less distributions to shareholders:
Net investment income	(0.31)	(0.31)	(0.03)	(0.33)	(0.33)	(0.34)
Net realized gains	(0.07)	(0.01)	—	—	—	—
Total distributions to shareholders	(0.38)	(0.32)	(0.03)	(0.33)	(0.33)	(0.34)
Net asset value, end of period	$10.82	$11.21	$11.18	$11.09	$10.50	$10.58
Total return	0.02%	3.16%	1.05%	8.85%	2.35%	7.31%
Ratios to average net assets(b)
Total gross expenses	1.07%	1.03%	1.02% (c)	1.04%	0.99%	0.95%
Total net expenses(d)	0.81%	0.81%	0.80% (c)	0.80% (e)	0.80% (e)	0.78% (e)
Net investment income	2.89%	2.77%	2.92% (c)	2.99%	3.09%	3.20%
Supplemental data
Net assets, end of period (in thousands)	$16,728	$21,517	$19,861	$19,563	$19,641	$19,433
Portfolio turnover	5%	16%	0%	11%	11%	22%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class B	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.22	$11.18	$11.10	$10.50	$10.58	$10.19
Income from investment operations:
Net investment income	0.23	0.23	0.02	0.24	0.25	0.26
Net realized and unrealized gain (loss)	(0.33)	0.05	0.08	0.60	(0.08)	0.39
Total from investment operations	(0.10)	0.28	0.10	0.84	0.17	0.65
Less distributions to shareholders:
Net investment income	(0.23)	(0.23)	(0.02)	(0.24)	(0.25)	(0.26)
Net realized gains	(0.07)	(0.01)	—	—	—	—
Total distributions to shareholders	(0.30)	(0.24)	(0.02)	(0.24)	(0.25)	(0.26)
Net asset value, end of period	$10.82	$11.22	$11.18	$11.10	$10.50	$10.58
Total return	(0.82%)	2.48%	0.90%	8.10%	1.59%	6.41%
Ratios to average net assets(b)
Total gross expenses	1.83%	1.78%	1.77% (c)	1.81%	1.74%	1.70%
Total net expenses(d)	1.56%	1.56%	1.55% (c)	1.55% (e)	1.55% (e)	1.53% (e)
Net investment income	2.15%	2.04%	2.17% (c)	2.25%	2.33%	2.47%
Supplemental data
Net assets, end of period (in thousands)	$212	$216	$373	$369	$528	$886
Portfolio turnover	5%	16%	0%	11%	11%	22%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class C	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.22	$11.18	$11.09	$10.50	$10.58	$10.18
Income from investment operations:
Net investment income	0.23	0.23	0.02	0.24	0.25	0.26
Net realized and unrealized gain (loss)	(0.33)	0.04	0.09	0.59	(0.08)	0.40
Total from investment operations	(0.10)	0.27	0.11	0.83	0.17	0.66
Less distributions to shareholders:
Net investment income	(0.23)	(0.22)	(0.02)	(0.24)	(0.25)	(0.26)
Net realized gains	(0.07)	(0.01)	—	—	—	—
Total distributions to shareholders	(0.30)	(0.23)	(0.02)	(0.24)	(0.25)	(0.26)
Net asset value, end of period	$10.82	$11.22	$11.18	$11.09	$10.50	$10.58
Total return	(0.82%)	2.48%	0.99%	8.00%	1.59%	6.51%
Ratios to average net assets(b)
Total gross expenses	1.82%	1.78%	1.77% (c)	1.78%	1.74%	1.70%
Total net expenses(d)	1.56%	1.56%	1.55% (c)	1.55% (e)	1.55% (e)	1.53% (e)
Net investment income	2.14%	2.02%	2.17% (c)	2.23%	2.34%	2.42%
Supplemental data
Net assets, end of period (in thousands)	$3,501	$4,301	$3,919	$4,066	$3,347	$3,567
Portfolio turnover	5%	16%	0%	11%	11%	22%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
60	Prospectus 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,
Class R4	2014	2013 (a)
Per share data
Net asset value, beginning of period	$11.20	$11.12
Income from investment operations:
Net investment income	0.34	0.04
Net realized and unrealized gain (loss)	(0.33)	0.08
Total from investment operations	0.01	0.12
Less distributions to shareholders:
Net investment income	(0.34)	(0.04)
Net realized gains	(0.07)	—
Total distributions to shareholders	(0.41)	(0.04)
Net asset value, end of period	$10.80	$11.20
Total return	0.18%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.88%	0.72% (c)
Total net expenses(d)	0.56%	0.53% (c)
Net investment income	3.21%	3.12% (c)
Supplemental data
Net assets, end of period (in thousands)	$37	$3
Portfolio turnover	5%	16%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
Prospectus 2014	61

Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class Z	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.22	$11.18	$11.09	$10.50	$10.58	$10.18
Income from investment operations:
Net investment income	0.34	0.34	0.03	0.35	0.36	0.36
Net realized and unrealized gain (loss)	(0.33)	0.05	0.09	0.59	(0.08)	0.40
Total from investment operations	0.01	0.39	0.12	0.94	0.28	0.76
Less distributions to shareholders:
Net investment income	(0.34)	(0.34)	(0.03)	(0.35)	(0.36)	(0.36)
Net realized gains	(0.07)	(0.01)	—	—	—	—
Total distributions to shareholders	(0.41)	(0.35)	(0.03)	(0.35)	(0.36)	(0.36)
Net asset value, end of period	$10.82	$11.22	$11.18	$11.09	$10.50	$10.58
Total return	0.18%	3.51%	1.07%	9.08%	2.61%	7.58%
Ratios to average net assets(b)
Total gross expenses	0.82%	0.78%	0.77% (c)	0.79%	0.74%	0.70%
Total net expenses(d)	0.56%	0.56%	0.55% (c)	0.55% (e)	0.55% (e)	0.53% (e)
Net investment income	3.14%	3.02%	3.17% (c)	3.24%	3.34%	3.46%
Supplemental data
Net assets, end of period (in thousands)	$58,973	$73,154	$79,910	$79,371	$85,305	$110,040
Portfolio turnover	5%	16%	0%	11%	11%	22%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
62	Prospectus 2014

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO152_04_D01_(09/14)

Prospectus
September 1, 2014
Columbia AMT-Free Maryland Intermediate Muni Bond Fund
(formerly known as Columbia Maryland Intermediate Municipal Bond Fund)

Class	Ticker Symbol
Class A Shares	NMDMX
Class B Shares	NMITX
Class C Shares	NMINX
Class R4 Shares	CMDMX
Class Z Shares	NMDBX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
2	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Summary of the Fund
Investment Objective
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	3.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Total annual Fund operating expenses	1.04%	1.79%	1.79%	0.79%	0.79%
Less: Fee waivers and/or expense reimbursements(e)	(0.23%)	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.81%	1.56%	1.56%	0.56%	0.56%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4 and Class Z shares have been restated to reflect current fees paid by the Fund.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.56% for Class R4 and 0.56% for Class Z.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$405	$623	$859	$1,535
Class B (assuming redemption of all shares at the end of the period)	$459	$741	$948	$1,889
Class B (assuming no redemption of shares)	$159	$541	$948	$1,889
Class C (assuming redemption of all shares at the end of the period)	$259	$541	$948	$2,086
Class C (assuming no redemption of shares)	$159	$541	$948	$2,086
Class R4 (whether or not shares are redeemed)	$ 57	$229	$416	$ 956
Class Z (whether or not shares are redeemed)	$ 57	$229	$416	$ 956
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Maryland individual income tax. These securities are issued by or on behalf of the State of Maryland and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
4	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline or the issuer will fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes.
Prospectus 2014	5

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Summary of the Fund (continued)
Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
6	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	5.01%
	Worst	4th Quarter 2010	-3.36%
*	Year to Date return as of June 30, 2014: 3.88%
Prospectus 2014	7

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Summary of the Fund (continued)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	09/01/1990
returns before taxes		-5.08%	3.99%	2.51%
returns after taxes on distributions		-5.08%	3.99%	2.51%
returns after taxes on distributions and sale of Fund shares		-1.70%	3.83%	2.67%
Class B returns before taxes	06/08/1993	-5.51%	3.90%	2.09%
Class C returns before taxes	06/17/1992	-3.61%	3.90%	2.08%
Class R4 returns before taxes	03/19/2013	-1.84%	4.70%	2.86%
Class Z returns before taxes	09/01/1990	-1.68%	4.94%	3.11%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		-1.24%	5.15%	4.26%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
8	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class R4	All eligible accounts	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

*	Class B shares are generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
Prospectus 2014	9

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
More Information About the Fund
Investment Objective
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Maryland individual income tax. These securities are issued by or on behalf of the State of Maryland and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
In addition to the Fund’s non-fundamental policies discussed above, as a matter of fundamental policy (which may not be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal AMT) and Maryland individual income tax.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
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Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Fixed-income securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain fixed-income securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated fixed-income securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
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Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. Lower-rated securities may be less liquid than higher-rated securities. Reduced liquidity may make it difficult or impossible to sell the investment at a desirable time or price. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions, debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. This vulnerability to factors affecting the Fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified
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fund, which may result in greater losses and volatility. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws. See the SAI for details.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate
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or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
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Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund’s investments are more limited than the securities within its benchmark, and accordingly the Fund's holdings will diverge significantly from those of the benchmark. The Fund's weightings in individual securities, and in industry, geographic and economic sectors, may also vary considerably from those of its benchmark, including as a result of the Fund investing substantially in securities of the State of Maryland.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Class A	0.81%
Class B	1.56%
Class C	1.56%
Class R4	0.56%
Class Z	0.56%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
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Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.40% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2014.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Mr. McGreevy joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1994. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.
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The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, to provide various shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
18	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
More Information About the Fund (continued)
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2014	19

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
20	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	21

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
22	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	23

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
24	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
Prospectus 2014	25

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund and each of the AMT-Free State-Specific Intermediate Muni Bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

26	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Prospectus 2014	27

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
28	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Short Term Bond Fund and the AMT-Free State-specific Intermediate Muni Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Prospectus 2014	29

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

30	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
Prospectus 2014	31

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
32	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
Prospectus 2014	33

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (series of CFST and CFST I)	0.50%	— (g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
34	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Global Technology Growth Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia Corporate Income Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. Service Fee for Class A, Class B and Class C shares of Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund and Columbia Global Infrastructure Fund and a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.40% for Columbia AMT-Free Oregon Intermediate Muni Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund and Columbia
Prospectus 2014	35

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder
36	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Choosing a Share Class (continued)
servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Columbia Capital Allocation Moderate Aggressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	37

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
38	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii) your address has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	39

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
40	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Prospectus 2014	41

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
42	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Prospectus 2014	43

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
44	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Prospectus 2014	45

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
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Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.
Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
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Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R, Class R4 and Class Y	None	N/A
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Z	variable (e)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
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Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
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Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if a fund qualifies as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains. For tax-exempt Funds: If a tax-exempt Fund were to fail to qualify as a regulated investment company, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year. In certain circumstances a Fund may retain its net capital gain and deem such gains to have been distributed to shareholders. In such case, the Fund will be required to pay a fund-level tax on any such retained net capital gain, and shareholders will be required to include in income their share of such retained capital gain and will be entitled to credit their share of tax paid by the Fund against their federal income tax liabilities.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
Prospectus 2014	55

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Distributions and Taxes (continued)
■	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. Certain income generated by tax-exempt securities, including capital gains on sales and market discount, is taxable. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income or long-term capital gain. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
56	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	57

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended April 30,			Year Ended March 31,
Class A	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.14	$11.05	$10.96	$10.41	$10.53	$10.08
Income from investment operations:
Net investment income	0.32	0.30	0.03	0.33	0.34	0.34
Net realized and unrealized gain (loss)	(0.34)	0.09	0.09	0.55	(0.12)	0.45
Total from investment operations	(0.02)	0.39	0.12	0.88	0.22	0.79
Less distributions to shareholders:
Net investment income	(0.32)	(0.30)	(0.03)	(0.33)	(0.34)	(0.34)
Total distributions to shareholders	(0.32)	(0.30)	(0.03)	(0.33)	(0.34)	(0.34)
Net asset value, end of period	$10.80	$11.14	$11.05	$10.96	$10.41	$10.53
Total return	(0.16%)	3.58%	1.05%	8.55%	2.05%	7.93%
Ratios to average net assets(b)
Total gross expenses	1.05%	1.01%	1.05% (c)	1.03%	0.97%	0.94%
Total net expenses(d)	0.81% (e)	0.81% (e)	0.80% (c)	0.80% (e)	0.80% (e)	0.79% (e)
Net investment income	2.94%	2.72%	2.83% (c)	3.07%	3.18%	3.26%
Supplemental data
Net assets, end of period (in thousands)	$20,973	$23,767	$24,781	$24,708	$23,454	$27,423
Portfolio turnover	2%	15%	1%	7%	11%	23%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
58	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class B	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.15	$11.06	$10.97	$10.42	$10.54	$10.09
Income from investment operations:
Net investment income	0.23	0.22	0.02	0.25	0.26	0.27
Net realized and unrealized gain (loss)	(0.34)	0.09	0.09	0.55	(0.12)	0.45
Total from investment operations	(0.11)	0.31	0.11	0.80	0.14	0.72
Less distributions to shareholders:
Net investment income	(0.23)	(0.22)	(0.02)	(0.25)	(0.26)	(0.27)
Total distributions to shareholders	(0.23)	(0.22)	(0.02)	(0.25)	(0.26)	(0.27)
Net asset value, end of period	$10.81	$11.15	$11.06	$10.97	$10.42	$10.54
Total return	(0.90%)	2.81%	0.99%	7.73%	1.30%	7.13%
Ratios to average net assets(b)
Total gross expenses	1.79%	1.75%	1.80% (c)	1.81%	1.72%	1.69%
Total net expenses(d)	1.56% (e)	1.56% (e)	1.55% (c)	1.55% (e)	1.55% (e)	1.54% (e)
Net investment income	2.18%	1.96%	2.08% (c)	2.34%	2.43%	2.56%
Supplemental data
Net assets, end of period (in thousands)	$93	$119	$166	$164	$371	$929
Portfolio turnover	2%	15%	1%	7%	11%	23%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	59

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class C	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.14	$11.05	$10.96	$10.41	$10.53	$10.08
Income from investment operations:
Net investment income	0.24	0.22	0.02	0.25	0.26	0.26
Net realized and unrealized gain (loss)	(0.34)	0.09	0.09	0.55	(0.12)	0.45
Total from investment operations	(0.10)	0.31	0.11	0.80	0.14	0.71
Less distributions to shareholders:
Net investment income	(0.24)	(0.22)	(0.02)	(0.25)	(0.26)	(0.26)
Total distributions to shareholders	(0.24)	(0.22)	(0.02)	(0.25)	(0.26)	(0.26)
Net asset value, end of period	$10.80	$11.14	$11.05	$10.96	$10.41	$10.53
Total return	(0.90%)	2.81%	0.99%	7.74%	1.29%	7.12%
Ratios to average net assets(b)
Total gross expenses	1.80%	1.76%	1.80% (c)	1.78%	1.72%	1.69%
Total net expenses(d)	1.56% (e)	1.56% (e)	1.55% (c)	1.55% (e)	1.55% (e)	1.54% (e)
Net investment income	2.19%	1.96%	2.09% (c)	2.33%	2.42%	2.49%
Supplemental data
Net assets, end of period (in thousands)	$2,666	$2,939	$2,822	$2,838	$3,705	$3,269
Portfolio turnover	2%	15%	1%	7%	11%	23%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
60	Prospectus 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,
Class R4	2014	2013 (a)
Per share data
Net asset value, beginning of period	$11.14	$11.06
Income from investment operations:
Net investment income	0.34	0.04
Net realized and unrealized gain (loss)	(0.34)	0.08
Total from investment operations	—	0.12
Less distributions to shareholders:
Net investment income	(0.34)	(0.04)
Total distributions to shareholders	(0.34)	(0.04)
Net asset value, end of period	$10.80	$11.14
Total return	0.08%	1.06%
Ratios to average net assets(b)
Total gross expenses	0.81%	0.71% (c)
Total net expenses(d)	0.56% (e)	0.55% (c)
Net investment income	3.24%	2.97% (c)
Supplemental data
Net assets, end of period (in thousands)	$10	$3
Portfolio turnover	2%	15%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	61

Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class Z	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.14	$11.05	$10.96	$10.41	$10.53	$10.09
Income from investment operations:
Net investment income	0.34	0.33	0.03	0.36	0.36	0.37
Net realized and unrealized gain (loss)	(0.34)	0.09	0.09	0.55	(0.11)	0.44
Total from investment operations	—	0.42	0.12	0.91	0.25	0.81
Less distributions to shareholders:
Net investment income	(0.34)	(0.33)	(0.03)	(0.36)	(0.37)	(0.37)
Total distributions to shareholders	(0.34)	(0.33)	(0.03)	(0.36)	(0.37)	(0.37)
Net asset value, end of period	$10.80	$11.14	$11.05	$10.96	$10.41	$10.53
Total return	0.09%	3.84%	1.07%	8.82%	2.31%	8.09%
Ratios to average net assets(b)
Total gross expenses	0.79%	0.76%	0.80% (c)	0.77%	0.72%	0.69%
Total net expenses(d)	0.56% (e)	0.56% (e)	0.55% (c)	0.55% (e)	0.55% (e)	0.54% (e)
Net investment income	3.17%	2.96%	3.07% (c)	3.31%	3.43%	3.52%
Supplemental data
Net assets, end of period (in thousands)	$63,765	$110,105	$110,126	$109,482	$103,031	$131,234
Portfolio turnover	2%	15%	1%	7%	11%	23%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
62	Prospectus 2014

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO190_04_D01_(09/14)

Prospectus
September 1, 2014
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
(formerly known as Columbia North Carolina Intermediate Municipal Bond Fund)

Class	Ticker Symbol
Class A Shares	NNCIX
Class B Shares	NNITX
Class C Shares	NNINX
Class R4 Shares	CNCEX
Class Z Shares	NNIBX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
2	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Summary of the Fund
Investment Objective
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	3.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(d)	0.34%	0.34%	0.34%	0.34%	0.34%
Total annual Fund operating expenses	0.99%	1.74%	1.74%	0.74%	0.74%
Less: Fee waivers and/or expense reimbursements(e)	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.81%	1.56%	1.56%	0.56%	0.56%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4 and Class Z shares have been restated to reflect current fees paid by the Fund.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.56% for Class R4 and 0.56% for Class Z.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$405	$613	$837	$1,483
Class B (assuming redemption of all shares at the end of the period)	$459	$730	$927	$1,838
Class B (assuming no redemption of shares)	$159	$530	$927	$1,838
Class C (assuming redemption of all shares at the end of the period)	$259	$530	$927	$2,037
Class C (assuming no redemption of shares)	$159	$530	$927	$2,037
Class R4 (whether or not shares are redeemed)	$ 57	$218	$394	$ 902
Class Z (whether or not shares are redeemed)	$ 57	$218	$394	$ 902
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and North Carolina individual income tax. These securities are issued by or on behalf of the State of North Carolina and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
4	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline or the issuer will fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes.
Prospectus 2014	5

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
6	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	5.74%
	Worst	4th Quarter 2010	-3.27%
*	Year to Date return as of June 30, 2014: 3.75%
Prospectus 2014	7

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	12/14/1992
returns before taxes		-5.13%	4.12%	2.72%
returns after taxes on distributions		-5.13%	4.12%	2.71%
returns after taxes on distributions and sale of Fund shares		-1.76%	3.89%	2.85%
Class B returns before taxes	06/07/1993	-5.51%	4.00%	2.28%
Class C returns before taxes	12/16/1992	-3.70%	4.01%	2.28%
Class R4 returns before taxes	03/19/2013	-1.68%	5.05%	3.30%
Class Z returns before taxes	12/11/1992	-1.67%	5.05%	3.30%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		-1.24%	5.15%	4.26%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
8	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class R4	All eligible accounts	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

*	Class B shares are generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund
Investment Objective
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and North Carolina individual income tax. These securities are issued by or on behalf of the State of North Carolina and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
In addition to the Fund’s non-fundamental policies discussed above, as a matter of fundamental policy (which may not be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal AMT) and North Carolina individual income tax.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Fixed-income securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain fixed-income securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated fixed-income securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. Lower-rated securities may be less liquid than higher-rated securities. Reduced liquidity may make it difficult or impossible to sell the investment at a desirable time or price. The Fund may have to lower the selling price of its
Prospectus 2014	11

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions, debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
12	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. This vulnerability to factors affecting the Fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws. See the SAI for details.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Prospectus 2014	13

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund’s investments are more limited than the securities within its benchmark, and accordingly the Fund's holdings will diverge significantly from those of the benchmark. The Fund's weightings in individual securities, and in industry, geographic and economic sectors, may also vary considerably from those of its benchmark, including as a result of the Fund investing substantially in securities of the State of North Carolina.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
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FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Class A	0.81%
Class B	1.56%
Class C	1.56%
Class R4	0.56%
Class Z	0.56%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.40% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2014.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Mr. McGreevy joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1994. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, to provide various shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	23

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None Investment Limit and Conversion Features: None	None	None	None
24	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
Prospectus 2014	25

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
26	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund and each of the AMT-Free State-Specific Intermediate Muni Bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	27

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
28	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Prospectus 2014	29

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Short Term Bond Fund and the AMT-Free State-specific Intermediate Muni Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
30	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	31

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
32	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	33

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
34	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (series of CFST and CFST I)	0.50%	— (g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	35

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Global Technology Growth Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia Corporate Income Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. Service Fee for Class A, Class B and Class C shares of Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund and Columbia Global Infrastructure Fund and a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.40% for Columbia AMT-Free Oregon Intermediate Muni Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund and Columbia
36	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder
Prospectus 2014	37

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Columbia Capital Allocation Moderate Aggressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
38	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Prospectus 2014	39

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii) your address has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
40	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
Prospectus 2014	41

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Prospectus 2014	45

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Prospectus 2014	47

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.
Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R, Class R4 and Class Y	None	N/A
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Z	variable (e)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
Prospectus 2014	49

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
52	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
54	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if a fund qualifies as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains. For tax-exempt Funds: If a tax-exempt Fund were to fail to qualify as a regulated investment company, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year. In certain circumstances a Fund may retain its net capital gain and deem such gains to have been distributed to shareholders. In such case, the Fund will be required to pay a fund-level tax on any such retained net capital gain, and shareholders will be required to include in income their share of such retained capital gain and will be entitled to credit their share of tax paid by the Fund against their federal income tax liabilities.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Distributions and Taxes (continued)
■	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. Certain income generated by tax-exempt securities, including capital gains on sales and market discount, is taxable. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income or long-term capital gain. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended April 30,			Year Ended March 31,
Class A	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.94	$10.84	$10.74	$10.13	$10.17	$9.79
Income from investment operations:
Net investment income	0.30	0.28	0.02	0.30	0.31	0.33
Net realized and unrealized gain (loss)	(0.33)	0.10	0.10	0.61	(0.04)	0.38
Total from investment operations	(0.03)	0.38	0.12	0.91	0.27	0.71
Less distributions to shareholders:
Net investment income	(0.30)	(0.28)	(0.02)	(0.30)	(0.31)	(0.33)
Total distributions to shareholders	(0.30)	(0.28)	(0.02)	(0.30)	(0.31)	(0.33)
Net asset value, end of period	$10.61	$10.94	$10.84	$10.74	$10.13	$10.17
Total return	(0.22%)	3.57%	1.15%	9.02%	2.61%	7.34%
Ratios to average net assets(b)
Total gross expenses	0.99%	0.97%	0.96% (c)	1.00%	0.94%	0.91%
Total net expenses(d)	0.81%	0.80%	0.79% (c)	0.79%	0.80% (e)	0.78% (e)
Net investment income	2.84%	2.59%	2.65% (c)	2.80%	2.97%	3.27%
Supplemental data
Net assets, end of period (in thousands)	$27,797	$34,852	$33,601	$33,061	$31,731	$33,307
Portfolio turnover	3%	10%	1%	4%	16%	15%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class B	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.94	$10.84	$10.74	$10.13	$10.17	$9.79
Income from investment operations:
Net investment income	0.22	0.20	0.02	0.22	0.23	0.26
Net realized and unrealized gain (loss)	(0.33)	0.10	0.10	0.59	(0.04)	0.38
Total from investment operations	(0.11)	0.30	0.12	0.81	0.19	0.64
Less distributions to shareholders:
Net investment income	(0.22)	(0.20)	(0.02)	(0.20)	(0.23)	(0.26)
Total distributions to shareholders	(0.22)	(0.20)	(0.02)	(0.20)	(0.23)	(0.26)
Net asset value, end of period	$10.61	$10.94	$10.84	$10.74	$10.13	$10.17
Total return	(0.96%)	2.80%	1.09%	8.07%	1.85%	6.55%
Ratios to average net assets(b)
Total gross expenses	1.74%	1.72%	1.71% (c)	1.82%	1.69%	1.66%
Total net expenses(d)	1.56%	1.55%	1.54% (c)	1.55%	1.55% (e)	1.53% (e)
Net investment income	2.09%	1.85%	1.90% (c)	2.08%	2.22%	2.56%
Supplemental data
Net assets, end of period (in thousands)	$102	$139	$185	$183	$554	$1,260
Portfolio turnover	3%	10%	1%	4%	16%	15%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
60	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class C	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.94	$10.83	$10.74	$10.13	$10.17	$9.79
Income from investment operations:
Net investment income	0.22	0.20	0.02	0.21	0.23	0.26
Net realized and unrealized gain (loss)	(0.33)	0.11	0.09	0.62	(0.04)	0.38
Total from investment operations	(0.11)	0.31	0.11	0.83	0.19	0.64
Less distributions to shareholders:
Net investment income	(0.22)	(0.20)	(0.02)	(0.22)	(0.23)	(0.26)
Total distributions to shareholders	(0.22)	(0.20)	(0.02)	(0.22)	(0.23)	(0.26)
Net asset value, end of period	$10.61	$10.94	$10.83	$10.74	$10.13	$10.17
Total return	(0.96%)	2.89%	0.99%	8.23%	1.84%	6.55%
Ratios to average net assets(b)
Total gross expenses	1.74%	1.72%	1.71% (c)	1.74%	1.69%	1.66%
Total net expenses(d)	1.56%	1.55%	1.54% (c)	1.54%	1.55% (e)	1.53% (e)
Net investment income	2.09%	1.84%	1.90% (c)	2.03%	2.22%	2.54%
Supplemental data
Net assets, end of period (in thousands)	$7,015	$8,683	$8,222	$8,112	$5,270	$3,797
Portfolio turnover	3%	10%	1%	4%	16%	15%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	61

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,
Class R4	2014	2013 (a)
Per share data
Net asset value, beginning of period	$10.93	$10.85
Income from investment operations:
Net investment income	0.33	0.04
Net realized and unrealized gain (loss)	(0.33)	0.08
Total from investment operations	—	0.12
Less distributions to shareholders:
Net investment income	(0.33)	(0.04)
Total distributions to shareholders	(0.33)	(0.04)
Net asset value, end of period	$10.60	$10.93
Total return	0.03%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.76%	0.60% (c)
Total net expenses(d)	0.56%	0.52% (c)
Net investment income	3.17%	2.98% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,737	$3
Portfolio turnover	3%	10%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
62	Prospectus 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class Z	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.93	$10.83	$10.73	$10.12	$10.17	$9.79
Income from investment operations:
Net investment income	0.32	0.31	0.03	0.32	0.33	0.36
Net realized and unrealized gain (loss)	(0.32)	0.10	0.10	0.61	(0.05)	0.38
Total from investment operations	—	0.41	0.13	0.93	0.28	0.74
Less distributions to shareholders:
Net investment income	(0.33)	(0.31)	(0.03)	(0.32)	(0.33)	(0.36)
Total distributions to shareholders	(0.33)	(0.31)	(0.03)	(0.32)	(0.33)	(0.36)
Net asset value, end of period	$10.60	$10.93	$10.83	$10.73	$10.12	$10.17
Total return	0.03%	3.83%	1.17%	9.30%	2.76%	7.61%
Ratios to average net assets(b)
Total gross expenses	0.74%	0.72%	0.71% (c)	0.74%	0.69%	0.66%
Total net expenses(d)	0.56%	0.55%	0.54% (c)	0.54%	0.55% (e)	0.53% (e)
Net investment income	3.09%	2.84%	2.90% (c)	3.05%	3.22%	3.54%
Supplemental data
Net assets, end of period (in thousands)	$125,420	$165,833	$178,425	$178,204	$160,427	$172,795
Portfolio turnover	3%	10%	1%	4%	16%	15%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	63

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO206_04_D01_(09/14)

Prospectus
September 1, 2014
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
(formerly known as Columbia South Carolina Intermediate Municipal Bond Fund)

Class	Ticker Symbol
Class A Shares	NSCIX
Class B Shares	NISCX
Class C Shares	NSICX
Class R4 Shares	CSICX
Class Z Shares	NSCMX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
2	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Summary of the Fund
Investment Objective
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	3.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(d)	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses	1.01%	1.76%	1.76%	0.76%	0.76%
Less: Fee waivers and/or expense reimbursements(e)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.81%	1.56%	1.56%	0.56%	0.56%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4 and Class Z shares have been restated to reflect current fees paid by the Fund.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.56% for Class R4 and 0.56% for Class Z.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$405	$617	$846	$1,504
Class B (assuming redemption of all shares at the end of the period)	$459	$735	$935	$1,858
Class B (assuming no redemption of shares)	$159	$535	$935	$1,858
Class C (assuming redemption of all shares at the end of the period)	$259	$535	$935	$2,057
Class C (assuming no redemption of shares)	$159	$535	$935	$2,057
Class R4 (whether or not shares are redeemed)	$ 57	$223	$403	$ 924
Class Z (whether or not shares are redeemed)	$ 57	$223	$403	$ 924
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and South Carolina individual income tax. These securities are issued by or on behalf of the State of South Carolina and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
4	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline or the issuer will fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities,
Prospectus 2014	5

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

6	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	5.42%
	Worst	4th Quarter 2010	-2.99%
*	Year to Date return as of June 30, 2014: 3.76%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	05/05/1992
returns before taxes		-5.22%	4.01%	2.93%
returns after taxes on distributions		-5.23%	4.01%	2.90%
returns after taxes on distributions and sale of Fund shares		-1.72%	3.86%	3.05%
Class B returns before taxes	06/08/1993	-5.65%	3.94%	2.51%
Class C returns before taxes	06/17/1992	-3.75%	3.93%	2.50%
Class R4 returns before taxes	03/19/2013	-1.75%	4.97%	3.54%
Class Z returns before taxes	01/06/1992	-1.74%	4.97%	3.54%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		-1.24%	5.15%	4.26%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
Prospectus 2014	7

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class R4	All eligible accounts	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

*	Class B shares are generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
More Information About the Fund
Investment Objective
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and South Carolina individual income tax. These securities are issued by or on behalf of the State of South Carolina and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
In addition to the Fund’s non-fundamental policies discussed above, as a matter of fundamental policy (which may not be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal AMT) and South Carolina individual income tax.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
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Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Fixed-income securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain fixed-income securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated fixed-income securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. Lower-rated securities may be less liquid than higher-rated securities. Reduced liquidity may make it difficult or impossible to sell the investment at a desirable time or price. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
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High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions, debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. This vulnerability to
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factors affecting the Fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws. See the SAI for details.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed
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favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund’s investments are more limited than the securities within its benchmark, and accordingly the Fund's holdings will diverge significantly from those of the benchmark. The Fund's weightings in individual securities, and in industry, geographic and economic sectors, may also vary considerably from those of its benchmark, including as a result of the Fund investing substantially in securities of the State of South Carolina.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect
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any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Class A	0.81%
Class B	1.56%
Class C	1.56%
Class R4	0.56%
Class Z	0.56%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
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Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.40% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2014.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Mr. McGreevy joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1994. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
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The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, to provide various shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Prospectus 2014	17

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
18	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
Prospectus 2014	19

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
20	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	21

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None Investment Limit and Conversion Features: None	None	None	None
22	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
Prospectus 2014	23

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
24	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund and each of the AMT-Free State-Specific Intermediate Muni Bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	25

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
26	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:
Prospectus 2014	27

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class Class B Shares — CDSC Schedule

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Short Term Bond Fund and the AMT-Free State-specific Intermediate Muni Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
28	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	29

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	31

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
32	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (series of CFST and CFST I)	0.50%	— (g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	33

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Global Technology Growth Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia Corporate Income Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. Service Fee for Class A, Class B and Class C shares of Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund and Columbia Global Infrastructure Fund and a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.40% for Columbia AMT-Free Oregon Intermediate Muni Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund and Columbia
34	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder
Prospectus 2014	35

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Choosing a Share Class (continued)
servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Columbia Capital Allocation Moderate Aggressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
36	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii) your address has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
38	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
Prospectus 2014	39

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
40	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
Prospectus 2014	41

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
42	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
Prospectus 2014	43

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.
Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R, Class R4 and Class Y	None	N/A
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Z	variable (e)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
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Buying, Selling and Exchanging Shares (continued)
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
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Buying, Selling and Exchanging Shares (continued)
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
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Buying, Selling and Exchanging Shares (continued)
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
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Buying, Selling and Exchanging Shares (continued)
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
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Buying, Selling and Exchanging Shares (continued)
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
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Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
Prospectus 2014	53

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if a fund qualifies as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains. For tax-exempt Funds: If a tax-exempt Fund were to fail to qualify as a regulated investment company, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year. In certain circumstances a Fund may retain its net capital gain and deem such gains to have been distributed to shareholders. In such case, the Fund will be required to pay a fund-level tax on any such retained net capital gain, and shareholders will be required to include in income their share of such retained capital gain and will be entitled to credit their share of tax paid by the Fund against their federal income tax liabilities.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
54	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Distributions and Taxes (continued)
■	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. Certain income generated by tax-exempt securities, including capital gains on sales and market discount, is taxable. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income or long-term capital gain. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
Prospectus 2014	55

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
56	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year Ended April 30,			Year Ended March 31,
Class A	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.89	$10.74	$10.64	$10.08	$10.17	$9.84
Income from investment operations:
Net investment income	0.32	0.30	0.03	0.33	0.35	0.34
Net realized and unrealized gain (loss)	(0.40)	0.15	0.10	0.56	(0.09)	0.33
Total from investment operations	(0.08)	0.45	0.13	0.89	0.26	0.67
Less distributions to shareholders:
Net investment income	(0.31)	(0.30)	(0.03)	(0.33)	(0.35)	(0.34)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions to shareholders	(0.32)	(0.30)	(0.03)	(0.33)	(0.35)	(0.34)
Net asset value, end of period	$10.49	$10.89	$10.74	$10.64	$10.08	$10.17
Total return	(0.66%)	4.28%	1.18%	8.97%	2.54%	6.91%
Ratios to average net assets(b)
Total gross expenses	1.01%	0.97%	0.99% (c)	1.04%	0.95%	0.91%
Total net expenses(d)	0.81%	0.81% (e)	0.79% (c)	0.79% (e)	0.80% (e)	0.78% (e)
Net investment income	3.02%	2.81%	2.95% (c)	3.16%	3.41%	3.39%
Supplemental data
Net assets, end of period (in thousands)	$21,694	$27,743	$24,707	$24,748	$18,513	$24,126
Portfolio turnover	6%	14%	0%	9%	15%	16%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	57

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class B	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.89	$10.75	$10.65	$10.08	$10.18	$9.85
Income from investment operations:
Net investment income	0.24	0.22	0.02	0.25	0.27	0.27
Net realized and unrealized gain (loss)	(0.39)	0.14	0.10	0.58	(0.09)	0.33
Total from investment operations	(0.15)	0.36	0.12	0.83	0.18	0.60
Less distributions to shareholders:
Net investment income	(0.23)	(0.22)	(0.02)	(0.26)	(0.28)	(0.27)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions to shareholders	(0.24)	(0.22)	(0.02)	(0.26)	(0.28)	(0.27)
Net asset value, end of period	$10.50	$10.89	$10.75	$10.65	$10.08	$10.18
Total return	(1.31%)	3.41%	1.12%	8.25%	1.70%	6.12%
Ratios to average net assets(b)
Total gross expenses	1.76%	1.72%	1.74% (c)	1.84%	1.70%	1.66%
Total net expenses(d)	1.56%	1.55% (e)	1.54% (c)	1.54% (e)	1.55% (e)	1.53% (e)
Net investment income	2.29%	2.07%	2.20% (c)	2.43%	2.65%	2.64%
Supplemental data
Net assets, end of period (in thousands)	$24	$113	$155	$154	$246	$1,175
Portfolio turnover	6%	14%	0%	9%	15%	16%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
58	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class C	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.89	$10.75	$10.65	$10.08	$10.18	$9.85
Income from investment operations:
Net investment income	0.24	0.22	0.02	0.25	0.27	0.27
Net realized and unrealized gain (loss)	(0.39)	0.14	0.10	0.58	(0.10)	0.33
Total from investment operations	(0.15)	0.36	0.12	0.83	0.17	0.60
Less distributions to shareholders:
Net investment income	(0.23)	(0.22)	(0.02)	(0.26)	(0.27)	(0.27)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions to shareholders	(0.24)	(0.22)	(0.02)	(0.26)	(0.27)	(0.27)
Net asset value, end of period	$10.50	$10.89	$10.75	$10.65	$10.08	$10.18
Total return	(1.31%)	3.41%	1.12%	8.27%	1.68%	6.11%
Ratios to average net assets(b)
Total gross expenses	1.76%	1.72%	1.73% (c)	1.78%	1.70%	1.66%
Total net expenses(d)	1.56%	1.55% (e)	1.54% (c)	1.54% (e)	1.55% (e)	1.53% (e)
Net investment income	2.28%	2.06%	2.19% (c)	2.41%	2.65%	2.63%
Supplemental data
Net assets, end of period (in thousands)	$13,871	$15,694	$14,041	$13,093	$10,031	$9,300
Portfolio turnover	6%	14%	0%	9%	15%	16%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	59

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,
Class R4	2014	2013 (a)
Per share data
Net asset value, beginning of period	$10.88	$10.80
Income from investment operations:
Net investment income	0.34	0.04
Net realized and unrealized gain (loss)	(0.38)	0.08
Total from investment operations	(0.04)	0.12
Less distributions to shareholders:
Net investment income	(0.34)	(0.04)
Net realized gains	(0.01)	—
Total distributions to shareholders	(0.35)	(0.04)
Net asset value, end of period	$10.49	$10.88
Total return	(0.32%)	1.09%
Ratios to average net assets(b)
Total gross expenses	0.79%	0.58% (c)
Total net expenses(d)	0.56%	0.53% (c)
Net investment income	3.34%	3.12% (c)
Supplemental data
Net assets, end of period (in thousands)	$604	$3
Portfolio turnover	6%	14%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
60	Prospectus 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year Ended April 30,			Year Ended March 31,
Class Z	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.89	$10.75	$10.65	$10.08	$10.18	$9.84
Income from investment operations:
Net investment income	0.34	0.33	0.03	0.36	0.38	0.37
Net realized and unrealized gain (loss)	(0.38)	0.14	0.10	0.57	(0.10)	0.34
Total from investment operations	(0.04)	0.47	0.13	0.93	0.28	0.71
Less distributions to shareholders:
Net investment income	(0.34)	(0.33)	(0.03)	(0.36)	(0.38)	(0.37)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions to shareholders	(0.35)	(0.33)	(0.03)	(0.36)	(0.38)	(0.37)
Net asset value, end of period	$10.50	$10.89	$10.75	$10.65	$10.08	$10.18
Total return	(0.32%)	4.45%	1.20%	9.33%	2.70%	7.28%
Ratios to average net assets(b)
Total gross expenses	0.76%	0.72%	0.73% (c)	0.78%	0.70%	0.66%
Total net expenses(d)	0.56%	0.55% (e)	0.54% (c)	0.54% (e)	0.55% (e)	0.53% (e)
Net investment income	3.27%	3.06%	3.20% (c)	3.42%	3.65%	3.64%
Supplemental data
Net assets, end of period (in thousands)	$87,992	$122,578	$135,227	$131,663	$127,101	$150,971
Portfolio turnover	6%	14%	0%	9%	15%	16%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	61

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO231_04_D01_(09/14)

Prospectus
September 1, 2014
Columbia AMT-Free Virginia Intermediate Muni Bond Fund
(formerly known as Columbia Virginia Intermediate Municipal Bond Fund)

Class	Ticker Symbol
Class A Shares	NVAFX
Class B Shares	NVANX
Class C Shares	NVRCX
Class R4 Shares	CAIVX
Class Z Shares	NVABX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
2	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Summary of the Fund
Investment Objective
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	3.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(d)	0.32%	0.32%	0.32%	0.32%	0.32%
Total annual Fund operating expenses	0.97%	1.72%	1.72%	0.72%	0.72%
Less: Fee waivers and/or expense reimbursements(e)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.81%	1.56%	1.56%	0.56%	0.56%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(d)	Other expenses for Class A, Class B, Class C, Class R4 and Class Z shares have been restated to reflect current fees paid by the Fund.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.56% for Class R4 and 0.56% for Class Z.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$405	$609	$829	$1,462
Class B (assuming redemption of all shares at the end of the period)	$459	$726	$918	$1,818
Class B (assuming no redemption of shares)	$159	$526	$918	$1,818
Class C (assuming redemption of all shares at the end of the period)	$259	$526	$918	$2,017
Class C (assuming no redemption of shares)	$159	$526	$918	$2,017
Class R4 (whether or not shares are redeemed)	$ 57	$214	$385	$ 879
Class Z (whether or not shares are redeemed)	$ 57	$214	$385	$ 879
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Virginia individual income tax. These securities are issued by or on behalf of the Commonwealth of Virginia and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
4	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline or the issuer will fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions, debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities,
Prospectus 2014	5

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Summary of the Fund (continued)
conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

6	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	5.42%
	Worst	4th Quarter 2010	-3.23%
*	Year to Date return as of June 30, 2014: 4.04%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	12/05/1989
returns before taxes		-5.50%	3.58%	2.84%
returns after taxes on distributions		-5.64%	3.55%	2.81%
returns after taxes on distributions and sale of Fund shares		-1.85%	3.48%	2.93%
Class B returns before taxes	06/07/1993	-5.87%	3.48%	2.42%
Class C returns before taxes	06/17/1992	-3.98%	3.50%	2.41%
Class R4 returns before taxes	03/19/2013	-2.17%	4.51%	3.43%
Class Z returns before taxes	09/20/1989	-2.15%	4.51%	3.43%
Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		-1.24%	5.15%	4.26%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Summary of the Fund (continued)
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class R4	All eligible accounts	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

*	Class B shares are generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund
Investment Objective
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund) seeks current income exempt from U.S. federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
As a matter of non-fundamental policy (which may be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)) and Virginia individual income tax. These securities are issued by or on behalf of the Commonwealth of Virginia and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by funds that invest in such securities. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. In addition, as a matter of non-fundamental policy, the Fund will not invest in securities that pay interest subject to the federal AMT. The non-fundamental policies discussed above may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given at least 60 days’ advance written notice of such change.
The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
In addition to the Fund’s non-fundamental policies discussed above, as a matter of fundamental policy (which may not be changed without shareholder approval), under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from U.S. federal income tax (but not necessarily the federal AMT) and Virginia individual income tax.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Fixed-income securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain fixed-income securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated fixed-income securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. High-yield securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
10	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. Lower-rated securities may be less liquid than higher-rated securities. Reduced liquidity may make it difficult or impossible to sell the investment at a desirable time or price. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, reducing the value of an investment in the Fund. Under certain market conditions, debt securities may have greater price volatility than equity securities. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. This vulnerability to factors affecting the Fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified
Prospectus 2014	11

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
fund, which may result in greater losses and volatility. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws. See the SAI for details.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund’s investments are more limited than the securities within its benchmark, and accordingly the Fund's holdings will diverge significantly from those of the benchmark. The Fund's weightings in individual securities, and in industry, geographic and economic sectors, may also vary considerably from those of its benchmark, including as a result of the Fund investing substantially in securities of the Commonwealth of Virginia.
Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Class A	0.81%
Class B	1.56%
Class C	1.56%
Class R4	0.56%
Class Z	0.56%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.40% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2014.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian M. McGreevy	Senior Portfolio Manager	Manager	2011
Mr. McGreevy joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1994. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, to provide various shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None Investment Limit and Conversion Features: None	None	None	None
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
Prospectus 2014	23

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
24	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund and each of the AMT-Free State-Specific Intermediate Muni Bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Prospectus 2014	25

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
26	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
Class B Shares — CDSC
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Short Term Bond Fund and the AMT-Free State-specific Intermediate Muni Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Prospectus 2014	29

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
30	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
Prospectus 2014	31

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
32	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (series of CFST and CFST I)	0.50%	— (g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
Prospectus 2014	33

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Global Technology Growth Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia Corporate Income Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. Service Fee for Class A, Class B and Class C shares of Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund and Columbia Global Infrastructure Fund and a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.40% for Columbia AMT-Free Oregon Intermediate Muni Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund and Columbia
34	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder
Prospectus 2014	35

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Choosing a Share Class (continued)
servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Columbia Capital Allocation Moderate Aggressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
36	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use
Prospectus 2014	37

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii) your address has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
38	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
Prospectus 2014	39

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
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Buying, Selling and Exchanging Shares (continued)
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.
Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R, Class R4 and Class Y	None	N/A
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Z	variable (e)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
48	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
Prospectus 2014	49

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
50	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
52	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if a fund qualifies as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains. For tax-exempt Funds: If a tax-exempt Fund were to fail to qualify as a regulated investment company, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year. In certain circumstances a Fund may retain its net capital gain and deem such gains to have been distributed to shareholders. In such case, the Fund will be required to pay a fund-level tax on any such retained net capital gain, and shareholders will be required to include in income their share of such retained capital gain and will be entitled to credit their share of tax paid by the Fund against their federal income tax liabilities.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
54	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Distributions and Taxes (continued)
■	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. Certain income generated by tax-exempt securities, including capital gains on sales and market discount, is taxable. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income or long-term capital gain. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
56	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year ended April 30,			Year ended March 31,
Class A	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.54	$11.47	$11.38	$10.86	$10.94	$10.57
Income from investment operations:
Net investment income	0.32	0.31	0.03	0.33	0.34	0.35
Net realized and unrealized gain (loss)	(0.39)	0.09	0.09	0.52	(0.08)	0.37
Total from investment operations	(0.07)	0.40	0.12	0.85	0.26	0.72
Less distributions to shareholders:
Net investment income	(0.31)	(0.31)	(0.03)	(0.33)	(0.34)	(0.35)
Net realized gains	(0.07)	(0.02)	—	—	—	—
Total distributions to shareholders	(0.38)	(0.33)	(0.03)	(0.33)	(0.34)	(0.35)
Net asset value, end of period	$11.09	$11.54	$11.47	$11.38	$10.86	$10.94
Total return	(0.51%)	3.49%	1.06%	7.87%	2.40%	6.83%
Ratios to average net assets(b)
Total gross expenses	0.97%	0.95%	0.94% (c)	0.98%	0.92%	0.87%
Total net expenses(d)	0.81% (e)	0.80% (e)	0.79% (c)	0.79% (e)	0.80% (e)	0.78% (e)
Net investment income	2.86%	2.68%	3.04% (c)	2.92%	3.11%	3.17%
Supplemental data
Net assets, end of period (in thousands)	$47,113	$55,003	$54,025	$53,775	$51,196	$51,857
Portfolio turnover	2%	11%	0%	8%	14%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year ended April 30,			Year ended March 31,
Class B	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.54	$11.48	$11.38	$10.86	$10.95	$10.57
Income from investment operations:
Net investment income	0.23	0.22	0.02	0.25	0.26	0.27
Net realized and unrealized gain (loss)	(0.37)	0.08	0.10	0.51	(0.09)	0.37
Total from investment operations	(0.14)	0.30	0.12	0.76	0.17	0.64
Less distributions to shareholders:
Net investment income	(0.23)	(0.22)	(0.02)	(0.24)	(0.26)	(0.26)
Net realized gains	(0.07)	(0.02)	—	—	—	—
Total distributions to shareholders	(0.30)	(0.24)	(0.02)	(0.24)	(0.26)	(0.26)
Net asset value, end of period	$11.10	$11.54	$11.48	$11.38	$10.86	$10.95
Total return	(1.16%)	2.62%	1.08%	7.06%	1.55%	6.14%
Ratios to average net assets(b)
Total gross expenses	1.71%	1.70%	1.69% (c)	1.81%	1.67%	1.62%
Total net expenses(d)	1.56% (e)	1.55% (e)	1.54% (c)	1.54% (e)	1.55% (e)	1.53% (e)
Net investment income	2.08%	1.92%	2.29% (c)	2.19%	2.34%	2.44%
Supplemental data
Net assets, end of period (in thousands)	$18	$47	$161	$182	$392	$1,575
Portfolio turnover	2%	11%	0%	8%	14%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
58	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year ended April 30,			Year ended March 31,
Class C	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.54	$11.48	$11.38	$10.86	$10.95	$10.57
Income from investment operations:
Net investment income	0.23	0.22	0.02	0.24	0.26	0.26
Net realized and unrealized gain (loss)	(0.37)	0.08	0.10	0.52	(0.09)	0.38
Total from investment operations	(0.14)	0.30	0.12	0.76	0.17	0.64
Less distributions to shareholders:
Net investment income	(0.23)	(0.22)	(0.02)	(0.24)	(0.26)	(0.26)
Net realized gains	(0.07)	(0.02)	—	—	—	—
Total distributions to shareholders	(0.30)	(0.24)	(0.02)	(0.24)	(0.26)	(0.26)
Net asset value, end of period	$11.10	$11.54	$11.48	$11.38	$10.86	$10.95
Total return	(1.16%)	2.63%	1.08%	7.06%	1.54%	6.13%
Ratios to average net assets(b)
Total gross expenses	1.72%	1.70%	1.70% (c)	1.73%	1.67%	1.62%
Total net expenses(d)	1.56% (e)	1.55% (e)	1.54% (c)	1.54% (e)	1.55% (e)	1.53% (e)
Net investment income	2.11%	1.93%	2.29% (c)	2.15%	2.35%	2.41%
Supplemental data
Net assets, end of period (in thousands)	$4,044	$5,601	$4,694	$4,739	$3,544	$2,499
Portfolio turnover	2%	11%	0%	8%	14%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	59

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year ended April 30,
Class R4	2014	2013 (a)
Per share data
Net asset value, beginning of period	$11.52	$11.43
Income from investment operations:
Net investment income	0.35	0.04
Net realized and unrealized gain (loss)	(0.38)	0.09
Total from investment operations	(0.03)	0.13
Less distributions to shareholders:
Net investment income	(0.34)	(0.04)
Net realized gains	(0.07)	—
Total distributions to shareholders	(0.41)	(0.04)
Net asset value, end of period	$11.08	$11.52
Total return	(0.19%)	1.12%
Ratios to average net assets(b)
Total gross expenses	0.72%	0.56% (c)
Total net expenses(d)	0.56% (e)	0.52% (c)
Net investment income	3.18%	2.98% (c)
Supplemental data
Net assets, end of period (in thousands)	$77	$3
Portfolio turnover	2%	11%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
60	Prospectus 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Financial Highlights (continued)
	Year ended April 30,				Year ended March 31,
Class Z	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.54	$11.47	$11.38	$10.85	$10.94	$10.57
Income from investment operations:
Net investment income	0.34	0.34	0.03	0.35	0.37	0.37
Net realized and unrealized gain (loss)	(0.38)	0.08	0.09	0.53	(0.09)	0.37
Total from investment operations	(0.04)	0.42	0.12	0.88	0.28	0.74
Less distributions to shareholders:
Net investment income	(0.34)	(0.33)	(0.03)	(0.35)	(0.37)	(0.37)
Net realized gains	(0.07)	(0.02)	—	—	—	—
Total distributions to shareholders	(0.41)	(0.35)	(0.03)	(0.35)	(0.37)	(0.37)
Net asset value, end of period	$11.09	$11.54	$11.47	$11.38	$10.85	$10.94
Total return	(0.26%)	3.75%	1.08%	8.23%	2.56%	7.10%
Ratios to average net assets(b)
Total gross expenses	0.72%	0.70%	0.69% (c)	0.73%	0.67%	0.62%
Total net expenses(d)	0.56% (e)	0.55% (e)	0.54% (c)	0.54% (e)	0.55% (e)	0.53% (e)
Net investment income	3.09%	2.93%	3.29% (c)	3.16%	3.36%	3.42%
Supplemental data
Net assets, end of period (in thousands)	$177,502	$281,126	$308,836	$306,166	$264,505	$278,479
Portfolio turnover	2%	11%	0%	8%	14%	12%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	61

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO239_04_D01_(09/14)

Prospectus
September 1, 2014
Columbia Short Term Municipal Bond Fund

Class	Ticker Symbol
Class A Shares	NSMMX
Class B Shares	NSMNX
Class C Shares	NSMUX
Class R4 Shares	CSMTX
Class R5 Shares	CNNRX
Class Z Shares	NSMIX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Short Term Municipal Bond Fund
2	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Summary of the Fund
Investment Objective
Columbia Short Term Municipal Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Classes R4, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	1.00%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	None	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R4	Class R5	Class Z
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.28%	0.28%	0.28%	0.28%	0.13%	0.28%
Total annual Fund operating expenses	0.89%	1.64%	1.64%	0.64%	0.49%	0.64%
Less: Fee waivers and/or expense reimbursements(d)	(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.11%)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.73%	1.48%	1.48%	0.48%	0.38%	0.48%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(c)	Other expenses for Class A, Class B, Class C, Class R4, Class R5 and Class Z shares have been restated to reflect current fees paid by the Fund.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.73% for Class A, 1.48% for Class B, 1.48% for Class C, 0.48% for Class R4, 0.38% for Class R5, and 0.48% for Class Z.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2014	3

Columbia Short Term Municipal Bond Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$174	$365	$573	$1,171
Class B (whether or not shares are redeemed)	$151	$502	$877	$1,930
Class C (assuming redemption of all shares at the end of the period)	$251	$502	$877	$1,930
Class C (assuming no redemption of shares)	$151	$502	$877	$1,930
Class R4 (whether or not shares are redeemed)	$ 49	$189	$341	$ 783
Class R5 (whether or not shares are redeemed)	$ 39	$146	$263	$ 605
Class Z (whether or not shares are redeemed)	$ 49	$189	$341	$ 783
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund generally invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality.
Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than three years.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline or the issuer will fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
4	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Summary of the Fund (continued)
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Prospectus 2014	5

Columbia Short Term Municipal Bond Fund
Summary of the Fund (continued)
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2008	1.79%
	Worst	2nd Quarter 2004	-1.05%
*	Year to Date return as of June 30, 2014: 0.46%
6	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Summary of the Fund (continued)
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/02/1993
returns before taxes		-0.55%	1.48%	2.01%
returns after taxes on distributions		-0.55%	1.48%	2.01%
returns after taxes on distributions and sale of Fund shares		0.10%	1.46%	2.01%
Class B returns before taxes	10/12/1993	-0.17%	0.92%	1.35%
Class C returns before taxes	05/19/1994	-1.26%	0.92%	1.35%
Class R4 returns before taxes	03/19/2013	0.63%	1.91%	2.36%
Class R5 returns before taxes	11/08/2012	0.97%	1.96%	2.38%
Class Z returns before taxes	10/07/1993	0.74%	1.93%	2.37%
Barclays 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.03%	2.01%	2.51%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager	Manager	2012
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiamanagement.com	Columbia Funds, c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	Columbia Funds, c/o Columbia Management Investment Services Corp. 30 Dan Road, Suite 8081 Canton, MA 02021-2809	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than systematic investment plan accounts	For systematic investment plan accounts
Classes A, B* & C	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class R4	All eligible accounts	None	N/A
Class R5	Combined underlying accounts of eligible registered investment advisers	$100,000	N/A
	Omnibus retirement plans	None	N/A
Class Z	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

Prospectus 2014	7

Columbia Short Term Municipal Bond Fund
Summary of the Fund (continued)
*	Class B shares are generally closed to new and existing shareholders.
There is no minimum additional investment for any share class.
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
8	Prospectus 2014

Columbia Short Term Municipal Bond Fund
More Information About the Fund
Investment Objective
Columbia Short Term Municipal Bond Fund (the Fund) seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund generally invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality.
Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than three years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may not be changed without shareholder approval.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.
Credit Risk. Credit risk is the risk that the value of fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due. The value of fixed-income securities may decline because the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of
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the issuer or in general economic conditions. Fixed-income securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain fixed-income securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Rating agencies assign credit ratings to certain fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade fixed-income securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated fixed-income securities, or if the ratings of securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed income securities held by the Fund, resulting in a negative impact on the Fund's performance and NAV.
Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Changing regulatory and market conditions may adversely affect the liquidity of the Fund's investments. Lower-rated securities may be less liquid than higher-rated securities. Reduced liquidity may make it difficult or impossible to sell the investment at a desirable time or price. The Fund may have to lower the selling price of its investment, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds can be affected by the market’s perception of the issuer (or its industry or sector), changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state and federal income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are
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More Information About the Fund (continued)
issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Transactions in Derivatives
The Fund may enter into derivative transactions. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor's (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special
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risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.
Investing in Affiliated Funds
The Investment Manager or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
The Fund currently does not participate in the securities lending program but the Board of Trustees (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see the Fund’s SAI and its annual and semiannual reports to shareholders.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio manager may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiamanagement.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge significantly from those of its benchmark(s). In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmark(s).
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Mailings to Households
In order to reduce shareholder expenses, the Fund may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through August 31, 2015, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Short Term Municipal Bond Fund
Class A	0.73%
Class B	1.48%
Class C	1.48%
Class R4	0.48%
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Columbia Short Term Municipal Bond Fund
Class R5	0.38%
Class Z	0.48%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager does not consider any other relationship it or its affiliates may have with a subadviser, and the Investment Manager discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.36% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s annual report to shareholders for the fiscal year ended April 30, 2014.
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Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Catherine Stienstra	Senior Portfolio Manager	Manager	2012
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
The Administrator
Columbia Management Investment Advisers, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of related clerical and administrative services. The Fund pays the Administrator a fee (plus certain out-of-pocket expenses) for the administrative services it provides to the Fund.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, to provide various shareholder services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. The Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.
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Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above are set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Short Term Municipal Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST.
Funds Contact Information
Additional information about the Funds can be obtained at columbiamanagement.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Omnibus Accounts
The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
Each investor's personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.
18	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more None for Columbia Money Market Fund and certain other Funds(e)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)	Distribution and Service Fees: up to 0.25%
Class B	Eligibility: Closed to new investors(f) Investment Limit: Up to $49,999 Conversion Features: Converts to Class A shares generally eight years after purchase(g)	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 for most investors
Investment Limit: Up to $999,999; none for omnibus retirement plans
	Conversion Features: None	None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%
Class I	Eligibility: Available only to other Funds (i.e., fund-of-fund investments) Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	19

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class K	Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Plan Administration Services Fee: 0.25%
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4	Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts
	Minimum Initial Investment, Investment Limit and Conversion Features: None	None	None	None
20	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class R5	Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)
Minimum Initial Investment: None for omnibus retirement plans; $100,000 for combined underlying accounts of eligible registered investment advisers
	Investment Limit and Conversion Features: None	None	None	None
Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment, Investment Limit and Conversion Features: None	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months of purchase and
			• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Service Fee: up to 0.50%
Class W	Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs
Minimum Initial Investment: $500
	Investment Limit and Conversion Features: None	None	None	Distribution and Service Fees: 0.25%
Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None Investment Limit and Conversion Features: None	None	None	None
Prospectus 2014	21

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors(a); Minimum Initial Investments(b); Investment Limits; and Conversion Features	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class Z	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)
Minimum Initial Investment: See Eligibility above
	Investment Limit and Conversion Features: None	None	None	None
(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund. See Buying, Selling and Exchanging Shares — Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. Columbia U.S. Treasury Index Fund is not subject to a CDSC.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•   Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.
•   Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.
22	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
•   Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
•   Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
•   Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.
•   Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).
(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class — Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
Sales Charges and Commissions
Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.
Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. We encourage you to consult with a financial advisor who can help you with your investment decisions.
Class A Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.
Prospectus 2014	23

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Front-End Sales Charge Calculation
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
■	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge that applies.
The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.
The front-end sales charge you'll pay on Class A shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Risk Allocation Fund and Funds-of-Funds (equity)*	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$ 0-$49,999	4.75%	4.99%	4.00%
	$ 50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund and each of the AMT-Free State-Specific Intermediate Muni Bond Funds	$ 0-$99,999	3.25%	3.36%	2.75%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.53%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

24	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund	$ 0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

*	The following Funds are not subject to a front-end sales charge on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund and Columbia Small Cap Index Fund. The following Funds are not subject to a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia LifeGoal® Growth Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
■	If you purchased Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Prospectus 2014	25

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Class A Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares — Front-End Sales Charge — Breakpoint Schedule.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge. In addition, the Distributor does not make such payments on purchases of $1 million or more of Columbia U.S. Treasury Index Fund.
Class B Shares — Sales Charges
The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares (Closed).
You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.
26	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Class B Shares — CDSC
You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you've held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)
Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia Intermediate Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Short Term Bond Fund and the AMT-Free State-specific Intermediate Muni Bond Funds
Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares
*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.
Class B Shares — Commissions
The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).
This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund's distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Prospectus 2014	27

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Class B Shares — Conversion to Class A Shares
Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds' Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.
Class C Shares — Front-End Sales Charge
You don't pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares.
Class C Shares — CDSC
You'll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were purchased through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class R Shares — Sales Charges and Commissions
You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%
The Distributor seeks to recover this commission through distribution fees it receives under the Fund's distribution plan. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class T Shares — Front-End Sales Charge
You'll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you'll pay on Class T shares:
■	depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

28	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Class T Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$ 0–$49,999	5.75%	6.10%	5.00%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

Fixed Income Funds	$ 0–$49,999	4.75%	4.99%	4.25%
	$ 50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares — Commissions below.
Class T Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.
■	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class T Shares — Commissions
The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares — Front-End Sales Charge — Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.
The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
Prospectus 2014	29

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
Reductions/Waivers of Sales Charges
Front-End Sales Charge Reductions
There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members' ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class K, Class R, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund shares, which may not be aggregated. Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent's failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.
30	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; and accounts invested in Class I, Class K, Class R, Class R4, Class R5 or Class Y shares of a Fund.
Front-End Sales Charge Waivers
The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.
CDSC Waivers
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder's death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70½; in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.
Prospectus 2014	31

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Repurchases
Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.
To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75% (d)	0.25%	1.00% (b)
Class C	0.75% (c)(e)	0.25%	1.00% (b)
Class I	None	None	None
Class K	None	0.25% (f)	0.25% (f)
Class R (series of CFST and CFST I)	0.50%	— (g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50% (g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50% (h)	0.50% (h)
Class W	up to 0.25%	up to 0.25%	0.25% (c)
Class Y	None	None	None
Class Z	None	None	None
32	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Global Technology Growth Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia Corporate Income Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia International Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Risk Allocation Fund, Columbia Small Cap Value Fund I, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%
(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. Service Fee for Class A, Class B and Class C shares of Columbia High Yield Municipal Fund, Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive the distribution fee it receives from Class B shares of Columbia Seligman Communications and Information Fund and Columbia Global Infrastructure Fund and a portion of the distribution fee for Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. These arrangements may be modified or terminated by the Distributor at any time.
(e)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.40% for Columbia AMT-Free Oregon Intermediate Muni Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia New York Tax-Exempt Fund and Columbia
Prospectus 2014	33

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund, Columbia High Yield Bond Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	The shareholder service fees for Class K shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds' Class K shares pay for plan administration services. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act). The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.
Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.
If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class K Plan Administration Services Fee
Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.
Class T Shareholder Services Fees
The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder
34	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Choosing a Share Class (continued)
servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Columbia Capital Allocation Moderate Aggressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.
In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.
Prospectus 2014	35

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board. For a money market fund, the Fund's investments are valued at amortized cost, which approximates market value.
If a market price isn't readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security's fair value pursuant to a policy approved by the Fund's Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
36	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii) your address has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Prospectus 2014	37

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all Funds and classes except those listed below	None
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$5,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500
Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None
If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.
Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent's contact information (toll-free number and mailing address(es)) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.
The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)
The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares; shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.
38	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Broker-Dealer and Wrap Fee Accounts
The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Prospectus 2014	39

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Excessive Trading Practices Policy of Columbia Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
40	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.
Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.
Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.
The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts Established Directly with the Fund
You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Prospectus 2014	41

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Written Transactions
Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.
Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions
For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.
Wire Transactions
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.
Electronic Funds Transfer
You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.
42	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
Buying Shares
Eligible Investors
Class A and Class C Shares
Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.
For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.
Class B Shares (Closed)
The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.
Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):
■	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.
■	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.
Any initial purchase orders for the Fund's Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).
Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class — Sales Charges and Commissions — Class A Shares — Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund's Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.
Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.
Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.
Class I Shares
Class I shares are available only to the Funds (i.e., fund-of-funds investments).
Prospectus 2014	43

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class K Shares (Closed)
Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.
An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.
Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.
Prior to October 25, 2012, Class K shares were named Class R4 shares.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class R4 Shares
Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.
Prior to October 31, 2012, Class R4 shares were named Class R3 shares.
Class R5 Shares
Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.
44	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class T Shares
Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Class W Shares
Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.
Class Y Shares
Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).
Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.
Class Z Shares
Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.
Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.
Prospectus 2014	45

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund's minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000	$100 (b)
Individual Retirement Accounts for all Funds and classes except those listed below	$1,000	$100 (c)
Columbia Absolute Return Currency and Income Fund and Columbia Absolute Return Emerging Markets Macro Fund	$10,000	$10,000
Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000	$5,000
Class I, Class K, Class R, Class R4 and Class Y	None	N/A
Class R5	variable (d)	N/A
Class W	$500	N/A
Class Z	variable (e)	$100
(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above.
(b)	Columbia Money Market Fund — $2,000
(c)	Columbia Money Market Fund — $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.
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Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Class Z Shares Minimum Initial Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:
■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:
■	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:
■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.
■	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.
■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.
■	Certain other investors as set forth in more detail in the SAI.
Prospectus 2014	47

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.
Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.
■	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.
■	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund doesn't issue certificates.
Selling Shares
When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.
Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Money Market Fund)
Class A and Class Z shares of Columbia Money Market Fund offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or
48	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.
In-Kind Redemptions
The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”
■	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.
■	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.
You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.
You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.
Prospectus 2014	49

Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Systematic Exchanges
You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.
Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”
■	Once the Fund receives your exchange request, you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.
■	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Z Shares for details.
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Columbia Short Term Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
■	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.
■	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.
■	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.
Same-Fund Exchange Privilege
Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.
Note the following rules relating to same-Fund exchanges:
■	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.
■	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Short Term Municipal Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may, however, declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part
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Columbia Short Term Municipal Bond Fund
Distributions and Taxes (continued)
of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to all Funds (unless otherwise noted):
■	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if a fund qualifies as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains. For tax-exempt Funds: If a tax-exempt Fund were to fail to qualify as a regulated investment company, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.
■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year. In certain circumstances a Fund may retain its net capital gain and deem such gains to have been distributed to shareholders. In such case, the Fund will be required to pay a fund-level tax on any such retained net capital gain, and shareholders will be required to include in income their share of such retained capital gain and will be entitled to credit their share of tax paid by the Fund against their federal income tax liabilities.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund. For tax-exempt Funds: Exempt interest dividends are not included in net investment income for this purpose, and are therefore not subject to the tax on net investment income.
■	Certain derivative instruments when held in a Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.
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Columbia Short Term Municipal Bond Fund
Distributions and Taxes (continued)
■	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.
■	If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■	For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. Certain income generated by tax-exempt securities, including capital gains on sales and market discount, is taxable. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income or long-term capital gain. Distributions of capital gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income.
■	For a Fund organized as a fund-of-funds: Because most of the Fund's investments are shares of underlying Funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiamanagement.com or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct TIN or haven't certified to the Fund that withholding doesn't apply; the IRS has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.
54	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Distributions and Taxes (continued)
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	55

Columbia Short Term Municipal Bond Fund
Financial Highlights
The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

	Year ended April 30,			Year ended March 31,
Class A	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.54	$10.55	$10.54	$10.47	$10.55	$10.46
Income from investment operations:
Net investment income	0.10	0.11	0.01	0.16	0.16	0.17
Net realized and unrealized gain (loss)	(0.06)	(0.01)	0.01	0.06	(0.08)	0.09
Total from investment operations	0.04	0.10	0.02	0.22	0.08	0.26
Less distributions to shareholders:
Net investment income	(0.10)	(0.11)	(0.01)	(0.15)	(0.16)	(0.17)
Total distributions to shareholders	(0.10)	(0.11)	(0.01)	(0.15)	(0.16)	(0.17)
Proceeds from regulatory settlements	—	—	—	—	—	0.00 (b)
Net asset value, end of period	$10.48	$10.54	$10.55	$10.54	$10.47	$10.55
Total return	0.37%	0.96%	0.19%	2.12%	0.75%	2.53%
Ratios to average net assets(c)
Total gross expenses	0.89%	0.89%	0.88% (d)	0.90%	0.78% (e)	0.73% (e)
Total net expenses(f)	0.73% (g)	0.73% (g)	0.72% (d)	0.73% (g)	0.75% (e)(g)	0.72% (e)(g)
Net investment income	0.94%	1.05%	1.17% (d)	1.54%	1.50%	1.57%
Supplemental data
Net assets, end of period (in thousands)	$165,777	$185,205	$209,557	$216,298	$281,009	$485,404
Portfolio turnover	31%	37%	2%	39%	38%	62%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
56	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Financial Highlights (continued)
	Year ended April 30,			Year ended March 31,
Class B	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.54	$10.55	$10.54	$10.47	$10.55	$10.46
Income from investment operations:
Net investment income	0.02	0.03	0.00 (b)	0.08	0.08	0.10
Net realized and unrealized gain (loss)	(0.07)	(0.01)	0.01	0.06	(0.08)	0.08
Total from investment operations	(0.05)	0.02	0.01	0.14	—	0.18
Less distributions to shareholders:
Net investment income	(0.02)	(0.03)	(0.00) (b)	(0.07)	(0.08)	(0.09)
Total distributions to shareholders	(0.02)	(0.03)	(0.00) (b)	(0.07)	(0.08)	(0.09)
Proceeds from regulatory settlements	—	—	—	—	—	0.00 (b)
Net asset value, end of period	$10.47	$10.54	$10.55	$10.54	$10.47	$10.55
Total return	(0.47%)	0.20%	0.12%	1.35%	0.00% (b)	1.77%
Ratios to average net assets(c)
Total gross expenses	1.64%	1.64%	1.63% (d)	1.63%	1.53% (e)	1.48% (e)
Total net expenses(f)	1.48% (g)	1.48%	1.47% (d)	1.48% (g)	1.50% (e)(g)	1.47% (e)(g)
Net investment income	0.19%	0.30%	0.41% (d)	0.79%	0.76%	0.91%
Supplemental data
Net assets, end of period (in thousands)	$128	$169	$243	$243	$325	$331
Portfolio turnover	31%	37%	2%	39%	38%	62%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	57

Columbia Short Term Municipal Bond Fund
Financial Highlights (continued)
	Year ended April 30,			Year ended March 31,
Class C	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.54	$10.55	$10.54	$10.47	$10.55	$10.46
Income from investment operations:
Net investment income	0.02	0.03	0.00 (b)	0.08	0.08	0.09
Net realized and unrealized gain (loss)	(0.06)	(0.01)	0.01	0.06	(0.08)	0.09
Total from investment operations	(0.04)	0.02	0.01	0.14	—	0.18
Less distributions to shareholders:
Net investment income	(0.02)	(0.03)	(0.00) (b)	(0.07)	(0.08)	(0.09)
Total distributions to shareholders	(0.02)	(0.03)	(0.00) (b)	(0.07)	(0.08)	(0.09)
Proceeds from regulatory settlements	—	—	—	—	—	0.00 (b)
Net asset value, end of period	$10.48	$10.54	$10.55	$10.54	$10.47	$10.55
Total return	(0.38%)	0.20%	0.12%	1.35%	0.00% (b)	1.76%
Ratios to average net assets(c)
Total gross expenses	1.64%	1.64%	1.63% (d)	1.64%	1.53% (e)	1.48% (e)
Total net expenses(f)	1.48% (g)	1.48% (g)	1.47% (d)	1.48% (g)	1.50% (e)(g)	1.47% (e)(g)
Net investment income	0.19%	0.30%	0.42% (d)	0.79%	0.75%	0.84%
Supplemental data
Net assets, end of period (in thousands)	$24,424	$27,730	$32,953	$33,176	$40,603	$58,529
Portfolio turnover	31%	37%	2%	39%	38%	62%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
58	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Financial Highlights (continued)
	Year ended April 30,
Class R4	2014	2013 (a)
Per share data
Net asset value, beginning of period	$10.54	$10.54
Income from investment operations:
Net investment income	0.13	0.02
Net realized and unrealized loss	(0.08)	(0.01)
Total from investment operations	0.05	0.01
Less distributions to shareholders:
Net investment income	(0.12)	(0.01)
Total distributions to shareholders	(0.12)	(0.01)
Net asset value, end of period	$10.47	$10.54
Total return	0.53%	0.14%
Ratios to average net assets(b)
Total gross expenses	0.64%	0.66% (c)
Total net expenses(d)	0.48% (e)	0.48% (c)
Net investment income	1.19%	1.32% (c)
Supplemental data
Net assets, end of period (in thousands)	$85	$2,044
Portfolio turnover	31%	37%

Notes to Financial Highlights
(a)	For the period from March 19, 2013 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	59

Columbia Short Term Municipal Bond Fund
Financial Highlights (continued)
	Year ended April 30,
Class R5	2014	2013 (a)
Per share data
Net asset value, beginning of period	$10.54	$10.55
Income from investment operations:
Net investment income	0.14	0.07
Net realized and unrealized loss	(0.07)	(0.01)
Total from investment operations	0.07	0.06
Less distributions to shareholders:
Net investment income	(0.14)	(0.07)
Total distributions to shareholders	(0.14)	(0.07)
Net asset value, end of period	$10.47	$10.54
Total return	0.67%	0.54%
Ratios to average net assets(b)
Total gross expenses	0.48%	0.48% (c)
Total net expenses(d)	0.37%	0.39% (c)
Net investment income	1.31%	1.40% (c)
Supplemental data
Net assets, end of period (in thousands)	$23,173	$522
Portfolio turnover	31%	37%

Notes to Financial Highlights
(a)	For the period from November 8, 2012 (commencement of operations) to April 30, 2013.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
60	Prospectus 2014

Columbia Short Term Municipal Bond Fund
Financial Highlights (continued)
	Year ended April 30,			Year ended March 31,
Class Z	2014	2013	2012 (a)	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.54	$10.55	$10.54	$10.47	$10.55	$10.46
Income from investment operations:
Net investment income	0.13	0.14	0.01	0.19	0.18	0.19
Net realized and unrealized gain (loss)	(0.06)	(0.01)	0.01	0.06	(0.07)	0.10
Total from investment operations	0.07	0.13	0.02	0.25	0.11	0.29
Less distributions to shareholders:
Net investment income	(0.13)	(0.14)	(0.01)	(0.18)	(0.19)	(0.20)
Total distributions to shareholders	(0.13)	(0.14)	(0.01)	(0.18)	(0.19)	(0.20)
Proceeds from regulatory settlements	—	—	—	—	—	0.00 (b)
Net asset value, end of period	$10.48	$10.54	$10.55	$10.54	$10.47	$10.55
Total return	0.62%	1.21%	0.21%	2.37%	1.00%	2.79%
Ratios to average net assets(c)
Total gross expenses	0.64%	0.64%	0.63% (d)	0.63%	0.53% (e)	0.48% (e)
Total net expenses(f)	0.48% (g)	0.48% (g)	0.47% (d)	0.48% (g)	0.50% (e)(g)	0.47% (e)(g)
Net investment income	1.19%	1.30%	1.41% (d)	1.77%	1.75%	1.83%
Supplemental data
Net assets, end of period (in thousands)	$1,822,976	$1,829,096	$1,986,836	$2,040,417	$1,703,560	$2,020,837
Portfolio turnover	31%	37%	2%	39%	38%	62%

Notes to Financial Highlights
(a)	For the period from April 1, 2012 to April 30, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to April 30.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.
(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
Prospectus 2014	61

Notes

Notes

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone: 800.345.6611
Online: columbiamanagement.com
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
PRO223_04_D01_(09/14)

STATEMENT OF ADDITIONAL INFORMATION

September 1, 2014

Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund
Class A: NACMX	Class B: CCIBX	Class C: CCICX
Class R4: CCMRX	Class R5: CNBRX	Class Z: NCMAX
Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Class A: NGIMX	Class B: NGITX	Class C: NGINX
Class R4: CGIMX	Class Z: NGAMX
Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Class A: NMDMX	Class B: NMITX	Class C: NMINX
Class R4: CMDMX	Class Z: NMDBX
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Class A: NNCIX	Class B: NNITX	Class C: NNINX
Class R4: CNCEX	Class Z: NNIBX
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Class A: NSCIX	Class B: NISCX	Class C: NSICX
Class R4: CSICX	Class Z: NSCMX
Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Class A: NVAFX	Class B: NVANX	Class C: NVRCX
Class R4: CAIVX	Class Z: NVABX
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A: NBIAX	Class B: NLBBX	Class C: NBICX
Class K: CAMKX	Class R: CLBRX	Class R4: CGBRX
Class R5: CLHRX	Class T: CGGTX	Class Y: CPHNX
Class Z: NBGPX
Columbia Capital Allocation Moderate Conservative Portfolio
Class A: NLGAX	Class B: NLIBX	Class C: NIICX
Class K: CCAKX	Class R: CLIRX	Class R4: CHWRX
Class R5: CLRRX	Class Y: CPDGX	Class Z: NIPAX
Columbia Convertible Securities Fund
Class A: PACIX	Class B: NCVBX	Class C: PHIKX
Class I: CCSIX	Class R: CVBRX	Class R4: COVRX
Class R5: COCRX	Class W: CVBWX	Class Z: NCIAX
Columbia International Value Fund
Class A: NIVLX	Class B: NBIVX	Class C: NVICX
Class I: CVLIX	Class R: CIVRX	Class R4: CVFRX
Class R5: CLVRX	Class Z: EMIEX
Columbia Large Cap Enhanced Core Fund
Class A: NMIAX	Class I: CCEIX	Class R: CCERX
Class R5: CLNCX	Class Y: CECYX	Class Z: NMIMX
Columbia Large Cap Index Fund
Class A: NEIAX	Class B: CLIBX	Class I: CCXIX
Class R5: CLXRX	Class Z: NINDX
Columbia LifeGoal® Growth Portfolio
Class A: NLGIX	Class B: NLGBX	Class C: NLGCX
Class K: CGRUX	Class R: CLGRX	Class R4: CWPRX
Class R5: CGPRX	Class Z: NGPAX
Columbia Marsico 21st Century Fund
Class A: NMTAX	Class B: NMTBX	Class C: NMYCX
Class R: CMTRX	Class R4: CTFRX	Class R5: CADQX
Class Z: NMYAX

Columbia Marsico Focused Equities Fund
Class A: NFEAX	Class B: NFEBX	Class C: NFECX
Class I: CMRIX	Class R4: CSFRX	Class R5: CADRX
Class Z: NFEPX
Columbia Marsico Global Fund
Class A: COGAX	Class C: COGCX	Class R: COGRX
Class R4: CADHX	Class R5: CADIX	Class Z: COGZX
Columbia Marsico Growth Fund
Class A: NMGIX	Class B: NGIBX	Class C: NMICX
Class I: CMWIX	Class R: CMWRX	Class R4: CWSRX
Class R5: CTGRX	Class W: CMSWX	Class Z: NGIPX
Columbia Marsico International Opportunities Fund
Class A: MAIOX	Class B: MBIOX	Class C: MCIOX
Class I: CMOIX	Class R: CMORX	Class R4: CLFRX
Class Z: NMOAX
Columbia Masters International Equity Portfolio
Class A: CMTAX	Class B: CMTBX	Class C: CMTCX
Class R: CMERX	Class Z: CMTZX
Columbia Mid Cap Index Fund
Class A: NTIAX	Class I: CIDIX	Class R5: CPXRX
Class Z: NMPAX
Columbia Mid Cap Value Fund
Class A: CMUAX	Class B: CMUBX	Class C: CMUCX
Class I: CMVUX	Class K: CMUFX	Class R: CMVRX
Class R4: CFDRX	Class R5: CVERX	Class W: CMUWX
Class Y: CMVYX	Class Z: NAMAX
Columbia Multi-Advisor International Equity Fund
Class A: NIIAX	Class B: NIENX	Class C: NITRX
Class I: CUAIX	Class K: CMEFX	Class R: CIERX
Class R4: CQYRX	Class R5: CQQRX	Class W: CMAWX
Class Y: CMIYX	Class Z: NIEQX
Columbia Overseas Value Fund
Class A: COAVX	Class B: COBVX	Class C: COCVX
Class I: COVIX	Class K: COKVX	Class R: —
Class W: COVWX	Class Z: COSZX
Columbia Select Large Cap Equity Fund
Class A: NSGAX	Class B: NSIBX	Class C: NSGCX
Class I: CLPIX	Class R5: CLCRX	Class W: CLCWX
Class Z: NSEPX
Columbia Short Term Bond Fund
Class A: NSTRX	Class B: NSTFX	Class C: NSTIX
Class I: CTMIX	Class K: CBRFX	Class R: CSBRX
Class R4: CMDRX	Class R5: CCBRX	Class W: CSBWX
Class Y: CSBYX	Class Z: NSTMX
Columbia Short Term Municipal Bond Fund
Class A: NSMMX	Class B: NSMNX	Class C: NSMUX
Class R4: CSMTX	Class R5: CNNRX	Class Z: NSMIX
Columbia Small Cap Index Fund
Class A: NMSAX	Class B: CIDBX	Class I: CSIIX
Class K: CIDUX	Class R5: CXXRX	Class W: CSMWX
Class Z: NMSCX
Columbia Small Cap Value Fund II
Class A: COVAX	Class B: COVBX	Class C: COVCX
Class I: CSLIX	Class R: CCTRX	Class R4: CLURX
Class R5: CRRRX	Class Y: CRRYX	Class Z: NSVAX

Columbia Funds Series Trust II
Active Portfolios® Multi-Manager Value Fund
Class A: CDEIX
Columbia Absolute Return Currency and Income Fund
Class A: RARAX	Class B: CARBX	Class C: RARCX
Class I: RVAIX	Class R4: CARCX	Class R5: COUIX
Class W: RACWX	Class Y: CABYX	Class Z: CACZX
Columbia Absolute Return Emerging Markets Macro Fund
Class A: CMMAX	Class B: CMMBX	Class C: CMMCX
Class I: CMMIX	Class R: CMMRX	Class R5: CAARX
Class W: CMMWX	Class Z: CMMZX
Columbia Absolute Return Enhanced Multi-Strategy Fund
Class A: CEMAX	Class B: CEMBX	Class C: CEMCX
Class I: CASIX	Class R: CAMRX	Class R5: CEEEX
Class W: CAEWX	Class Z: CEMZX
Columbia Absolute Return Multi-Strategy Fund
Class A: CMSAX	Class B: CMSBX	Class C: CRMCX
Class I: CMSIX	Class R: CMSRX	Class R5: CRMRX
Class W: CARWX	Class Z: CARZX
Columbia AMT-Free Tax-Exempt Bond Fund
Class A: INTAX	Class B: ITEBX	Class C: RTCEX
Class R4: CATRX	Class R5: CADNX	Class Z: CATZX
Columbia Asia Pacific ex-Japan Fund
Class A: CAJAX	Class C: CAJCX	Class I: CAPIX
Class R: CAJRX	Class R5: TAPRX	Class Z: CAJZX
Columbia Capital Allocation Aggressive Portfolio
Class A: AXBAX	Class B: AXPBX	Class C: RBGCX
Class K: CAGRX	Class R: CPARX	Class R4: CPDAX
Class R5: CPANX	Class Y: CPDIX	Class Z: CPAZX
Columbia Capital Allocation Conservative Portfolio
Class A: ABDAX	Class B: ABBDX	Class C: RPCCX
Class K: CPVRX	Class R: CBVRX	Class R4: CPCYX
Class R5: CPAOX	Class Y: CPDHX	Class Z: CBVZX
Columbia Capital Allocation Moderate Portfolio
Class A: ABUAX	Class B: AURBX	Class C: AMTCX
Class K: CBRRX	Class R: CBMRX	Class R4: CPCZX
Class R5: CPAMX	Class Y: CPDMX	Class Z: CBMZX
Columbia Commodity Strategy Fund
Class A: CCSAX	Class C: CCSCX	Class I: CCIYX
Class R: CCSRX	Class R4: CCOMX	Class R5: CADLX
Class W: CCSWX	Class Z: CCSZX
Columbia Diversified Equity Income Fund
Class A: INDZX	Class B: IDEBX	Class C: ADECX
Class I: ADIIX	Class K: IDQYX	Class R: RDEIX
Class R4: RDERX	Class R5: RSEDX	Class W: CDEWX
Class Y: CDEYX	Class Z: CDVZX
Columbia Dividend Opportunity Fund
Class A: INUTX	Class B: IUTBX	Class C: ACUIX
Class I: RSOIX	Class K: RSORX	Class R: RSOOX
Class R4: CDORX	Class R5: RSDFX	Class W: CDOWX
Class Z: CDOZX
Columbia Emerging Markets Bond Fund
Class A: REBAX	Class B: CMBBX	Class C: REBCX
Class I: RSMIX	Class K: CMKRX	Class R: CMBRX
Clas R4: CEBSX	Class R5: CEBRX	Class W: REMWX
Class Y: CEBYX	Class Z: CMBZX
Columbia Equity Value Fund*
Class A: IEVAX	Class B: INEGX	Class C: REVCX
Class I: CEQIX	Class K: AEVYX	Class R: REVRX
Class R4: RSEVX	Class R5: RSEYX	Class W: CEVWX
Class Y: CEVYX	Class Z: CEVZX
Columbia European Equity Fund
Class A: AXEAX	Class B: AEEBX	Class C: REECX
Class I: CEEIX	Class K: CEQRX	Class R4: CADJX
Class R5: CADKX	Class W: CEEWX	Class Z: CEEZX
Columbia Flexible Capital Income Fund
Class A: CFIAX	Class C: CFIGX	Class I: CFIIX
Class R: CFIRX	Class R4: CFCRX	Class R5: CFXRX
Class W: CFIWX	Class Z: CFIZX

Columbia Floating Rate Fund
Class A: RFRAX	Class B: RSFBX	Class C: RFRCX
Class I: RFRIX	Class K: CFERX	Class R: CFRRX
Class R4: CFLRX	Class R5: RFRFX	Class W: RFRWX
Class Z: CFRZX
Columbia Global Bond Fund
Class A: IGBFX	Class B: IGLOX	Class C: AGBCX
Class I: AGBIX	Class K: RGBRX	Class R: RBGRX
Class W: RGBWX	Class Y: CGBYX	Class Z: CGBZX
Columbia Global Equity Fund
Class A: IGLGX	Class B: IDGBX	Class C: RGCEX
Class I: CGEIX	Class K: IDGYX	Class R: CGERX
Class R5: RGERX	Class W: CGEWX	Class Z: CGEZX
Columbia Global Infrastructure Fund
Class A: RRIAX	Class B: RRIBX	Class C: RRICX
Class I: RRIIX	Class K: RRIYX	Class R: RRIRX
Class R4: CRRIX	Class R5: RRIZX	Class Z: CRIZX
Columbia Global Opportunities Fund
Class A: IMRFX	Class B: IMRBX	Class C: RSSCX
Class K: IDRYX	Class R: CSARX	Class R4: CSDRX
Class R5: CLNRX	Class W: CGOPX	Class Z: CSAZX
Columbia High Yield Bond Fund
Class A: INEAX	Class B: IEIBX	Class C: APECX
Class I: RSHIX	Class K: RSHYX	Class R: CHBRX
Class R4: CYLRX	Class R5: RSHRX	Class W: RHYWX
Class Y: CHYYX	Class Z: CHYZX
Columbia Income Builder Fund
Class A: RBBAX	Class B: RBBBX	Class C: RBBCX
Class K: CIPRX	Class R: CBURX	Class R4: CNMRX
Class R5: CKKRX	Class W: CINDX	Class Z: CBUZX
Columbia Income Opportunities Fund
Class A: AIOAX	Class B: AIOBX	Class C: RIOCX
Class I: AOPIX	Class K: COPRX	Class R: CIORX
Class R4: CPPRX	Class R5: CEPRX	Class W: CIOWX
Class Y: CIOYX	Class Z: CIOZX
Columbia Inflation Protected Securities Fund
Class A: APSAX	Class B: APSBX	Class C: RIPCX
Class I: AIPIX	Class K: CISRX	Class R: RIPRX
Class R5: CFSRX	Class W: RIPWX	Class Z: CIPZX
Columbia Large Core Quantitative Fund
Class A: AQEAX	Class B: AQEBX	Class C: RDCEX
Class I: ALEIX	Class K: RQEYX	Class R: CLQRX
Class R4: CLCQX	Class R5: RSIPX	Class W: RDEWX
Class Z: CCRZX
Columbia Large Growth Quantitative Fund
Class A: RDLAX	Class B: CGQBX	Class C: RDLCX
Class I: RDLIX	Class K: RDLFX	Class R: CGQRX
Class R5: CQURX	Class W: RDLWX	Class Z: CLQZX
Columbia Large Value Quantitative Fund
Class A: RLCAX	Class B: CVQBX	Class C: RDCCX
Class I: CLQIX	Class K: RLCYX	Class R: RLCOX
Class T: CVQTX	Class W: RLCWX	Class Z: CVQZX
Columbia Limited Duration Credit Fund
Class A: ALDAX	Class B: ALDBX	Class C: RDCLX
Class I: ALDIX	Class K: CLDRX	Class R4: CDLRX
Class R5: CTLRX	Class W: RLDWX	Class Y: CLDYX
Class Z: CLDZX
Columbia Marsico Flexible Capital Fund
Class A: CCMAX	Class C: CCFCX	Class I: CFCIX
Class R: CCFRX	Class R4: CMECX	Class R5: CTXRX
Class Z: CCMZX
Columbia Minnesota Tax-Exempt Fund
Class A: IMNTX	Class B: IDSMX	Class C: RMTCX
Class R4: CLONX	Class R5: CADOX	Class Z: CMNZX
Columbia Money Market Fund
Class A: IDSXX	Class B: ACBXX	Class C: RCCXX
Class I: RCIXX	Class R: RVRXX	Class R5: CMRXX
Class W: RCWXX	Class Z: IDYXX

Columbia Mortgage Opportunities Fund
Class A: CLMAX	Class C: CLMCX	Class I: CLMIX
Class R4: CLMFX	Class R5: CLMVX	Class W: CLMWX
Class Z: CLMZX
Columbia Multi-Advisor Small Cap Value Fund
Class A: ASVAX	Class B: ASVBX	Class C: APVCX
Class I: CAVIX	Class K: RSGLX	Class R: RSVTX
Class R4: RSVRX	Class R5: RSCVX	Class Z: CMAZX
Columbia Select Large-Cap Value Fund
Class A: SLVAX	Class B: SLVBX	Class C: SVLCX
Class I: CLVIX	Class K: SLVTX	Class R: SLVRX
Class R4: CSERX	Class R5: SLVIX	Class W: CSVWX
Class Z: CSVZX
Columbia Select Smaller-Cap Value Fund
Class A: SSCVX	Class B: SSCBX	Class C: SVMCX
Class I: CSSIX	Class K: SSLRX	Class R: SSVRX
Class R4: CSPRX	Class R5: SSVIX	Class Z: CSSZX

Columbia Seligman Communications and Information Fund
Class A: SLMCX	Class B: SLMBX	Class C: SCICX
Class I: CSFIX	Class K: SCIFX	Class R: SCIRX
Class R4: SCIOX	Class R5: SCMIX	Class Z: CCIZX
Columbia Seligman Global Technology Fund
Class A: SHGTX	Class B: SHTBX	Class C: SHTCX
Class I: CSYIX	Class K: SGTSX	Class R: SGTRX
Class R4: CCHRX	Class R5: SGTTX	Class Z: CSGZX
Columbia Small/Mid Cap Value Fund
Class A: AMVAX	Class B: AMVBX	Class C: AMVCX
Class I: RMCIX	Class K: RMCVX	Class R: RMVTX
Class R4: RMCRX	Class R5: RSCMX	Class W: CVOWX
Class Y: CPHPX	Class Z: CMOZX
Columbia U.S. Government Mortgage Fund
Class A: AUGAX	Class B: AUGBX	Class C: AUGCX
Class I: RVGIX	Class K: RSGYX	Class R4: CUVRX
Class R5: CGVRX	Class W: CGMWX	Class Z: CUGZX

*	Effective September 5, 2014, Columbia Equity Value Fund will change its name to Columbia Global Equity Value Fund.

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus (as amended or supplemented), the date of which may be found in the section of this SAI entitled About the Trusts. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, and the most recent semi-annual reports to shareholders of Columbia Commodity Strategy Fund, Columbia European Equity Fund, Columbia Marsico 21st Century Fund and Columbia Marsico Global Fund, which include unaudited financial statements for the most recent semi-annual period for each of these Funds, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiamanagement.com.

SAI PRIMER	p. 3

ABOUT THE TRUSTS	p. 8
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES	p. 12
ABOUT THE FUNDS’ INVESTMENTS	p. 21
Types of Investments	p. 21
Information Regarding Risks	p. 56
Borrowings	p. 72
Lending of Portfolio Securities	p. 72
INVESTMENT MANAGEMENT AND OTHER SERVICES	p. 73
The Investment Manager and Subadvisers	p. 73

The Administrator	p. 101
The Distributor	p. 105
Distribution and Servicing Plans	p. 108
Other Services Provided	p. 113
Expense Limitations	p. 116
Other Roles and Relationships of Ameriprise Financial and Its Affiliates — Certain Conflicts of Interest	p. 119
Codes of Ethics	p. 122
Proxy Voting Policies and Procedures	p. 122
Organization and Management of Wholly-Owned Subsidiaries	p. 124
FUND GOVERNANCE	p. 126
Board of Trustees and Officers	p. 126
Beneficial Equity Ownership	p. 136
Compensation	p. 140
BROKERAGE ALLOCATION AND RELATED PRACTICES	p. 145
General Brokerage Policy, Brokerage Transactions and Broker Selection	p. 145
Brokerage Commissions	p. 147
Directed Brokerage	p. 150
Securities of Regular Broker-Dealers	p. 152
OTHER PRACTICES	p. 157
Performance Disclosure	p. 157
Portfolio Turnover	p. 157
Disclosure of Portfolio Holdings Information	p. 157
Additional Shareholder Servicing Payments	p. 161
Additional Selling Agent Payments	p. 162
CAPITAL STOCK AND OTHER SECURITIES	p. 165
Description of the Trusts’ Shares	p. 165
PURCHASE, REDEMPTION AND PRICING OF SHARES	p. 167
Purchase and Redemption	p. 167
Offering Price	p. 168
TAXATION	p. 170
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	p. 191
INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS	p. 278

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trusts. The SAI does not constitute an offer to sell securities.

Statement of Additional Information	Page 2

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

For purposes of any electronic version of this SAI, all references to websites, or universal resource locators (URLs), are not meant to incorporate the contents of any such website or URL into this SAI. The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of each Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement, as amended, between a Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

BHMS	Barrow, Hanley, Mewhinney & Strauss, LLC

Board	The Trusts’ Board of Trustees

Board Services	Board Services Corporation

Brandes	Brandes Investment Partners, L.P.

Business Day	Any day on which the New York Stock Exchange (NYSE) is open for business

Capital Allocation Portfolios

Collectively, Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and

Columbia Capital Allocation Moderate Portfolio

Statement of Additional Information	Page 3

CEA	Commodity Exchange Act

CFST	Columbia Funds Series Trust

CFST I	Columbia Funds Series Trust I

CFST II	Columbia Funds Series Trust II

CFTC	The Commodity Futures Trading Commission, a U.S. Government agency

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The fund complex that is comprised of the registered investment companies advised by the Investment Manager or its affiliates

Columbia Funds or Columbia Fund Family	The open-end investment management companies, including the Funds, advised by the Investment Manager or its affiliates or principally underwritten by Columbia Management Investment Distributors, Inc.

Columbia Management	Columbia Management Investment Advisers, LLC

Custodian	JPMorgan Chase Bank, N.A.

DFA	Dimensional Fund Advisors L.P.

Distribution Agreement	The distribution agreement between a Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

Donald Smith	Donald Smith & Co., Inc.

FDIC	Federal Deposit Insurance Corporation

Feeder Fund(s)	One or more of the series of CFST that had invested all of its assets in a corresponding Master Portfolio that is a series of Columbia Funds Master Investment Trust, LLC (CMIT); after the close of business on December 13, 2013 the only Feeder Fund, International Value Fund, converted to a stand-alone Fund and ceased being a Feeder Fund

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI.

GNMA	Government National Mortgage Association

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustees	The Trustees of the Board who are currently treated as “interested persons” (as defined in the 1940 Act) of the Funds

Investment Management Services Agreement	The investment management services agreement, as amended, between a Trust, on behalf of the Funds, and the Investment Manager

Investment Manager or Adviser	Columbia Management Investment Advisers, LLC

Investment Subadvisory Agreement	The investment subadvisory agreement among a Trust on behalf of the Fund(s), the Investment Manager and a Fund’s investment subadviser(s), as the context may require

IRS	United States Internal Revenue Service

JPMorgan	JPMorgan Chase Bank, N.A.

Statement of Additional Information	Page 4

LIBOR	London Interbank Offered Rate

Marsico Capital	Marsico Capital Management, LLC

Master Portfolio	Columbia International Value Master Portfolio, a series of Columbia Funds Master Investment Trust, LLC

MetWest Capital	Metropolitan West Capital Management, LLC

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

Nations Funds	The funds within the Columbia Funds Complex that historically bore the Nations brand and includes series of Columbia Funds Series Trust.

NAV	Net asset value of a Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trusts

Previous Administrator	Columbia Management Advisors, LLC, the administrator of the series of CFST prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America.

Previous Adviser	Columbia Management Advisors, LLC, the investment adviser of the series of CFST prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America

Previous Distributor	Columbia Management Distributors, Inc., the distributor of the series of CFST prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America

Previous Transfer Agent	Columbia Management Services, Inc., the transfer agent of the series of CFST prior to May 1, 2010 when Ameriprise Financial acquired the long-term asset management business of the Previous Adviser, which is an indirect wholly-owned subsidiary of Bank of America

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

RiverSource Funds	The funds within the Columbia Funds Complex that historically bore the RiverSource brand and includes series of Columbia Funds Series Trust II

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Manager. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds)

SAI	This Statement of Additional Information

SBH	Segall Bryant & Hamill, LLC

SEC	United States Securities and Exchange Commission, a U.S. Government agency

Seligman Funds	The funds within the Columbia Fund Complex that historically bore the Seligman brand and includes series of Columbia Funds Series Trust II

Statement of Additional Information	Page 5

Selling Agent(s)	One or more of the financial intermediaries that are authorized to sell shares of the Funds, which include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Shares	Shares of a Fund

State Street	State Street Bank and Trust Company, the former custodian and service provider of the series of CFST

State Tax-Exempt Funds and State Municipal Bond Funds	Collectively, Columbia AMT-Free California Intermediate Muni Bond Fund, Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia Minnesota Tax-Exempt Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, Columbia AMT-Free South Carolina Intermediate Muni Bond Fund and Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Subsidiary	A wholly-owned subsidiary of a Fund

Threadneedle	Threadneedle International Limited

Transfer Agency Agreement	The transfer agency agreement between a Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

Trustee(s)	One or more of the Board’s Trustees

Trusts	CFST and CFSTII

Throughout this SAI, the Funds are referred to as follows:

Fund Name:	Referred to as:
Active Portfolios Multi-Manager Value Fund	AP Multi-Manager Value Fund
Columbia Absolute Return Currency and Income Fund	Absolute Return Currency and Income Fund
Columbia Absolute Return Emerging Markets Macro Fund	Absolute Return Emerging Markets Macro Fund
Columbia Absolute Return Enhanced Multi-Strategy Fund	Absolute Return Enhanced Multi-Strategy Fund
Columbia Absolute Return Multi-Strategy Fund	Absolute Return Multi-Strategy Fund
Columbia AMT-Free California Intermediate Muni Bond Fund	AMT-Free CA Intermediate Muni Bond Fund
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	AMT-Free GA Intermediate Muni Bond Fund
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	AMT-Free MD Intermediate Muni Bond Fund
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	AMT-Free NC Intermediate Muni Bond Fund
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	AMT-Free SC Intermediate Muni Bond Fund
Columbia AMT-Free Tax-Exempt Bond Fund	AMT-Free Tax-Exempt Bond Fund
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	AMT-Free VA Intermediate Muni Bond Fund
Columbia Asia Pacific ex-Japan Fund	Asia Pacific ex-Japan Fund
Columbia Capital Allocation Aggressive Portfolio	Capital Allocation Aggressive Portfolio
Columbia Capital Allocation Conservative Portfolio	Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio	Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio	Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio	Capital Allocation Moderate Portfolio
Columbia Commodity Strategy Fund	Commodity Strategy Fund
Columbia Convertible Securities Fund	Convertible Securities Fund
Columbia Diversified Equity Income Fund	Diversified Equity Income Fund
Columbia Dividend Opportunity Fund	Dividend Opportunity Fund
Columbia Emerging Markets Bond Fund	Emerging Markets Bond Fund
Columbia Equity Value Fund*	Equity Value Fund
Columbia European Equity Fund	European Equity Fund
Columbia Flexible Capital Income Fund	Flexible Capital Income Fund
Columbia Floating Rate Fund	Floating Rate Fund

Statement of Additional Information	Page 6

Fund Name:	Referred to as:
Columbia Global Bond Fund	Global Bond Fund
Columbia Global Equity Fund	Global Equity Fund
Columbia Global Infrastructure Fund	Global Infrastructure Fund
Columbia Global Opportunities Fund	Global Opportunities Fund
Columbia High Yield Bond Fund	High Yield Bond Fund
Columbia Income Builder Fund	Income Builder Fund
Columbia Income Opportunities Fund	Income Opportunities Fund
Columbia Inflation Protected Securities Fund	Inflation Protected Securities Fund
Columbia International Value Fund	International Value Fund
Columbia Large Cap Enhanced Core Fund	Large Cap Enhanced Core Fund
Columbia Large Cap Index Fund	Large Cap Index Fund
Columbia Large Core Quantitative Fund	Large Core Quantitative Fund
Columbia Large Growth Quantitative Fund	Large Growth Quantitative Fund
Columbia Large Value Quantitative Fund	Large Value Quantitative Fund
Columbia LifeGoal Growth Portfolio	LifeGoal Growth Portfolio
Columbia Limited Duration Credit Fund	Limited Duration Credit Fund
Columbia Marsico 21st Century Fund	Marsico 21st Century Fund
Columbia Marsico Flexible Capital Fund	Marsico Flexible Capital Fund
Columbia Marsico Focused Equities Fund	Marsico Focused Equities Fund
Columbia Marsico Global Fund	Marsico Global Fund
Columbia Marsico Growth Fund	Marsico Growth Fund
Columbia Marsico International Opportunities Fund	Marsico International Opportunities Fund
Columbia Masters International Equity Portfolio	Masters International Equity Portfolio
Columbia Mid Cap Index Fund	Mid Cap Index Fund
Columbia Mid Cap Value Fund	Mid Cap Value Fund
Columbia Minnesota Tax-Exempt Fund	MN Tax-Exempt Fund
Columbia Money Market Fund	Money Market Fund
Columbia Mortgage Opportunities Fund	Mortgage Opportunities Fund
Columbia Multi-Advisor International Equity Fund	Multi-Advisor International Equity Fund
Columbia Multi-Advisor Small Cap Value Fund	Multi-Advisor Small Cap Value Fund
Columbia Overseas Value Fund	Overseas Value Fund
Columbia Select Large-Cap Value Fund	Select Large-Cap Value Fund
Columbia Select Smaller-Cap Value Fund	Select Smaller-Cap Value Fund
Columbia Seligman Communications and Information Fund	Seligman Communications and Information Fund
Columbia Seligman Global Technology Fund	Seligman Global Technology Fund
Columbia Short Term Bond Fund	Short Term Bond Fund
Columbia Short Term Municipal Bond Fund	Short Term Municipal Bond Fund
Columbia Small Cap Index Fund	Small Cap Index Fund
Columbia Small Cap Value Fund II	Small Cap Value Fund II
Columbia Small/Mid Cap Value Fund	Small/Mid Cap Value Fund
Columbia U.S. Government Mortgage Fund	U.S. Government Mortgage Fund

*	Effective September 5, 2014, Columbia Equity Value Fund will change its name to Columbia Global Equity Value Fund.

Statement of Additional Information	Page 7

ABOUT THE TRUSTS

The Trusts are open-end management investment companies registered under the 1940 Act with headquarters at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268. CFST was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the CFST changed its name from Nations Funds Trust to Columbia Funds Series Trust. CFSTII was organized as a Massachusetts business trust on January 27, 2006. On March 7, 2011, CFSTII changed its name from RiverSource Series Trust to Columbia Funds Series Trust II and prior to September 11, 2007 was known as RiverSource Retirement Series Trust. The table below identifies the fiscal year end, the date of the Fund’s prospectus(es), the date the Fund (or its predecessor) began operations, whether the Fund is diversified or non-diversified and investment category of the Funds, which are series of the Trusts.

Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
Absolute Return Currency and Income Fund	October 31	3/1/2014	6/15/06	Yes	Alternative
Absolute Return Emerging Markets Macro Fund	May 31	10/1/2013	4/7/11	No	Alternative
Absolute Return Enhanced Multi-Strategy Fund	May 31	10/1/2013	3/31/11	Yes	Alternative
Absolute Return Multi-Strategy Fund	May 31	10/1/2013	3/31/11	Yes	Alternative
AMT-Free CA Intermediate Muni Bond Fund	April 30(b)	9/1/2014	8/19/02	Yes	Tax-exempt fixed income
AMT-Free GA Intermediate Muni Bond Fund	April 30(b)	9/1/2014	3/1/92	Yes	Tax-exempt fixed income
AMT-Free MD Intermediate Muni Bond Fund	April 30(b)	9/1/2014	9/1/90	No	Tax-exempt fixed income
AMT-Free NC Intermediate Muni Bond Fund	April 30(b)	9/1/2014	12/11/92	Yes	Tax-exempt fixed income
AMT-Free SC Intermediate Muni Bond Fund	April 30(b)	9/1/2014	1/6/92	Yes	Tax-exempt fixed income
AMT-Free Tax-Exempt Bond Fund	July 31(a)	12/1/2013	11/24/06	Yes	Tax-exempt fixed income
AMT-Free VA Intermediate Muni Bond Fund	April 30(b)	9/1/2014	9/20/89	Yes	Tax-exempt fixed income
AP Multi-Manager Value Fund	May 31	10/1/2013	4/20/12	Yes	Equity
Asia Pacific ex-Japan Fund	October 31	3/1/2014	7/15/09	Yes	Equity
Capital Allocation Aggressive Portfolio	January 31	6/1/2014	3/4/04	Yes	Fund-of-funds – equity
Capital Allocation Conservative Portfolio	January 31	6/1/2014	3/4/04	Yes	Fund-of-funds – fixed income
Capital Allocation Moderate Aggressive Portfolio	January 31(c)	6/1/2014	10/15/96	Yes	Fund-of-funds – equity
Capital Allocation Moderate Conservative Portfolio	January 31(c)	6/1/2014	10/15/96	Yes	Fund-of-funds –fixed income
Capital Allocation Moderate Portfolio	January 31	6/1/2014	3/4/04	Yes	Fund-of-funds – equity
Commodity Strategy Fund	May 31	10/1/2013	7/28/11	Yes	Equity
Convertible Securities Fund	February 28/29	6/25/2014	9/25/87	Yes	Equity
Diversified Equity Income Fund	May 31(d)	10/1/2013	10/15/90	Yes	Equity
Dividend Opportunity Fund	May 31(e)	10/1/2013	8/1/88	Yes	Equity
Emerging Markets Bond Fund	October 31	3/1/2014	2/16/06	No	Taxable fixed income
Equity Value Fund	February 28/29(f)	6/25/2014	5/14/84	Yes	Equity
European Equity Fund	October 31	3/1/2014	6/26/00	Yes	Equity
Flexible Capital Income Fund	May 31	10/1/2013	7/28/11	Yes	Flexible
Floating Rate Fund	July 31	12/1/2013	2/16/06	Yes	Taxable fixed income
Global Bond Fund	October 31	3/1/2014	3/20/89	No	Taxable fixed income

Statement of Additional Information	Page 8

Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
Global Equity Fund	October 31	3/1/2014	5/29/90	Yes	Equity
Global Infrastructure Fund	April 30	9/1/2014	2/19/09	Yes	Equity
Global Opportunities Fund	July 31(g)	12/1/2013	1/28/85	Yes	Flexible
High Yield Bond Fund	May 31	10/1/2013	12/8/83	Yes	Taxable fixed income
Income Builder Fund	January 31	06/1/2014	2/16/06	Yes	Fund-of-funds – fixed income
Income Opportunities Fund	July 31	12/1/2013	6/19/03	Yes	Taxable fixed income
Inflation Protected Securities Fund	July 31	12/1/2013	3/4/04	No	Taxable fixed income
International Value Fund	February 28/29	6/25/2014	12/27/95	Yes	Equity
Large Cap Enhanced Core Fund	February 28/29	6/25/2014	7/31/96	Yes	Equity
Large Cap Index Fund	February 28/29	6/25/2014	12/15/93	Yes	Equity
Large Core Quantitative Equity Fund	July 31	12/1/2013	4/24/03	Yes	Equity
Large Growth Quantitative Fund	July 31(g)	12/1/2013	5/17/07	Yes	Equity
Large Value Quantitative Fund	July 31(g)	12/1/2013	8/1/08	Yes	Equity
LifeGoal Growth Portfolio	January 31(c)	6/1/2014	10/15/96	Yes	Fund-of-funds – equity
Limited Duration Credit Fund	July 31	12/1/2013	6/19/03	Yes	Taxable fixed income
Marsico 21st Century Fund	February 28/29	6/25/2014	4/10/00	Yes	Equity
Marsico Flexible Capital Fund	August 31	1/1/2014	9/28/10	Yes	Flexible
Marsico Focused Equities Fund	February 28/29	6/25/2014	12/31/97	No	Equity
Marsico Global Fund	February 28/29	6/25/2014	4/30/08	Yes	Equity
Marsico Growth Fund	February 28/29	6/25/2014	12/31/97	Yes	Equity
Marsico International Opportunities Fund	February 28/29	6/25/2014	8/1/00	Yes	Equity
Masters International Equity Portfolio	January 31(c)	6/1/2014	2/15/06	Yes	Fund-of-funds – equity
Mid Cap Index Fund	February 28/29	6/25/2014	3/31/00	Yes	Equity
Mid Cap Value Fund	February 28/29	6/25/2014	11/20/01	Yes	Equity
Small/Mid Cap Value Fund	May 31(j)	10/1/2013	2/14/02	Yes	Equity
MN Tax-Exempt Fund	July 31(h)	12/1/2013	8/18/86	No	Tax-exempt fixed income
Money Market Fund	July 31	12/1/2013	10/6/75	Yes	Taxable money market
Mortgage Opportunities Fund	May 31	4/28/2014	4/28/14	No	Taxable fixed income
Multi-Advisor International Equity Fund	February 28/29	6/25/2014	12/2/91	Yes	Equity
Multi-Advisor Small Cap Value Fund	May 31	10/1/2013	6/18/01	Yes	Equity
Overseas Value Fund	February 28/29	6/25/2014	3/31/08	Yes	Equity
Select Large Cap Equity Fund	February 28/29	6/25/2014	10/2/98	Yes	Equity
Select Large-Cap Value Fund	May 31(i)	10/1/2013	4/25/97	Yes	Equity
Select Smaller-Cap Value Fund	May 31(i)	10/1/2013	4/25/97	Yes	Equity
Seligman Communications and Information Fund	May 31(i)	10/1/2013	6/23/83	Yes	Equity
Seligman Global Technology Fund	October 31	3/1/2014	5/23/94	No	Equity
Short Term Bond Fund	March 31	8/1/2014	9/30/92	Yes	Taxable fixed income
Short Term Municipal Bond Fund	April 30(b)	9/1/2014	10/7/93	Yes	Tax-exempt fixed income
Small Cap Index Fund	February 28/29	6/25/2014	10/15/96	Yes	Equity
Small Cap Value Fund II	February 28/29	6/25/2014	5/1/02	Yes	Equity
U.S. Government Mortgage Fund	May 31	10/01/2013	2/14/02	Yes	Taxable fixed income

*	Certain Funds reorganized into series of the Trusts. The date of operations for these Funds represents the date on which the predecessor Funds began operation.

**

A “diversified” Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. A “non-diversified” Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the

Statement of Additional Information	Page 9

value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, a “non-diversified” Fund’s value will likely be more volatile than the value of a more diversified fund. If a “non-diversified” fund is managed as if it were a “diversified” fund for a period of three years, its status under the 1940 Act will convert automatically from “non-diversified” to “diversified”. A “diversified” fund may convert to “non-diversified” status only with shareholder approval.

***	The Fund Investment Category is used as a convenient way to describe Funds in this SAI and should not be deemed a description of the Fund’s principal investment strategies, which are described in the Fund’s prospectus.

(a)	The Fund changed its fiscal year end in 2012 from November 30 to July 31.

(b)	The Fund changed its fiscal year end in 2012 from March 31 to April 30.

(c)	The Fund changed its fiscal year end in 2012 from March 31 to January 31.

(d)	The Fund changed its fiscal year end in 2012 from September 30 to May 31.

(e)	The Fund changed its fiscal year end in 2012 from June 30 to May 31.

(f)	The Fund changed its fiscal year end in 2012 from March 31 to February 29.

(g)	The Fund changed its fiscal year end in 2012 from September 30 to July 31.

(h)	The Fund changed its fiscal year end in 2012 from August 31 to July 31.

(i)	The Fund changed its fiscal year end in 2012 from December 31 to May 31.

(j)	The Fund changed its fiscal year end in 2012 from November 30 to May 31.

Name Changes. The table below identifies the Funds whose names have changed in the past five years, the effective date of the name change and the former name.

Fund	Effective Date of Name Change	Previous Fund Name
AMT-Free CA Intermediate Muni Bond Fund	July 7, 2014	Columbia California Intermediate Municipal Bond Fund
AMT-Free GA Intermediate Muni Bond Fund	July 7, 2014	Columbia Georgia Intermediate Municipal Bond Fund
AMT-Free MD Intermediate Muni Bond Fund	July 7, 2014	Columbia Maryland Intermediate Municipal Bond Fund
AMT-Free NC Intermediate Muni Bond Fund	July 7, 2014	Columbia North Carolina Intermediate Municipal Bond Fund
AMT-Free SC Intermediate Muni Bond Fund	July 7, 2014	Columbia South Carolina Intermediate Municipal Bond Fund
AMT-Free Tax-Exempt Bond Fund	September 27, 2010	RiverSource Tax-Exempt Bond Fund
AMT-Free VA Intermediate Muni Bond Fund	July 7, 2014	Columbia Virginia Intermediate Municipal Bond Fund
AP Multi-Manager Value Fund	December 11, 2013	Columbia Active Portfolios – Diversified Equity Income Fund
Asia Pacific ex-Japan Fund	September 27, 2010	Threadneedle Asia Pacific Fund
Capital Allocation Aggressive Portfolio	December 14, 2012	Columbia Portfolio Builder Aggressive Fund
Capital Allocation Conservative Portfolio	December 14, 2012	Columbia Portfolio Builder Conservative Fund
Capital Allocation Moderate Aggressive Portfolio	December 14, 2012	Columbia LifeGoal Balanced Growth Fund
Capital Allocation Moderate Conservative Portfolio	December 14, 2012	Columbia LifeGoal Income and Growth Portfolio
Capital Allocation Moderate Portfolio	December 14, 2012	Columbia Portfolio Builder Moderate Fund
Global Infrastructure Fund	December 11, 2013	Columbia Recovery and Infrastructure Fund
Global Opportunities Fund	December 14, 2012	Columbia Strategic Allocation Fund
Income Builder Fund	September 27, 2010	RiverSource Income Builder Basic Income Fund
Large Core Quantitative Fund	September 27, 2010	RiverSource Disciplined Equity Fund

Statement of Additional Information	Page 10

Fund	Effective Date of Name Change	Previous Fund Name
Large Growth Quantitative Fund	September 27, 2010	RiverSource Disciplined Large Cap Growth Fund
Large Value Quantitative Fund	September 27, 2010	RiverSource Disciplined Large Cap Value Fund
Limited Duration Credit Fund	September 27, 2010	RiverSource Limited Duration Credit Fund
Money Market Fund	September 27, 2010	RiverSource Cash Management Fund
Multi-Advisor Small Cap Value Fund	September 27, 2010	RiverSource Partners Small Cap Value Fund
Select Large Cap Equity Fund	December 11, 2013	Columbia Large Cap Core Fund
Select Large-Cap Value Fund	September 27, 2010	Seligman Large-Cap Value Fund
Select Smaller-Cap Value Fund	September 27, 2010	Seligman Smaller-Cap Value Fund
Seligman Communications and Information Fund	September 27, 2010	Seligman Communications and Information Fund, Inc.
Seligman Global Technology Fund	September 27, 2010	Seligman Global Technology Fund
Small/Mid Cap Value Fund	July 7, 2014	Columbia Mid Cap Value Opportunity Fund
	September 27, 2010	RiverSource Mid Cap Value Fund

Effective September 5, 2014, the Fund’s name is changed from its Current Name to its New Name, as listed below:

Current Name	New Name
Columbia Equity Value Fund	Columbia Global Equity Value Fund

Statement of Additional Information	Page 11

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset.

Notwithstanding any of a Fund’s other investment policies, each Fund, subject to certain limitations, may invest its assets in another investment company. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the Fund. Unless a Fund has a policy to consider the policies of underlying funds, the Fund may engage in investment strategies indirectly that would otherwise be prohibited under the Fund’s investment policies. In adhering to the fundamental and non-fundamental investment restrictions and policies applicable to Commodity Strategy Fund, the Fund will treat any assets of its Subsidiary generally as if the assets were held directly by the Fund.

For all series of CFST II except Mortgage Opportunities Fund: Notwithstanding any of a Fund’s other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Fundamental Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Fundamental Policies

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/ sell short
Absolute Return Currency and Income Fund	A1	B1	C2	C2	E6	—	G1	H1	I1	J1	—
Absolute Return Emerging Markets Macro Fund	A1	B4	—	—	E9	—	G1	H1	I1	J1	—
Absolute Return Enhanced Multi-Strategy Fund	A1	B4	C2	C2	E1	—	G1	H1	I1	J1	—
Absolute Return Multi-Strategy Fund	A1	B4	C2	C2	E1	—	G1	H1	I1	J1	—
AMT-Free CA Intermediate Muni Bond Fund	A5	B6	C2	C2	E6	F3	G3	H3	I2	J3	—
AMT-Free GA Intermediate Muni Bond Fund	A5	B6	C2	C2	E6	F3	G3	H3	I2	J3	—
AMT-Free MD Intermediate Muni Bond Fund	A5	B6	—	—	E6	F3	G3	H3	I2	J3	—
AMT-Free NC Intermediate Muni Bond Fund	A5	B6	C2	C2	E6	F3	G3	H3	I2	J3	—
AMT-Free SC Intermediate Muni Bond Fund	A5	B6	C2	C2	E6	F3	G3	H3	I2	J3	—
AMT-Free Tax-Exempt Bond Fund	A1	B1	C1	D1	E7	F2	G1	H1	I1	J1	—
AMT-Free VA Intermediate Muni Bond Fund	A5	B6	C2	C2	E6	F3	G3	H3	I2	J3	—

Statement of Additional Information	Page 12

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/ sell short
AP Multi-Manager Value Fund	A1	B1	C2	C2	E6	—	G1	H1	I1	J1	—
Asia Pacific ex-Japan Fund	A1	B2	C2	C2	E1	—	G1	H1	I1	J1	—
Capital Allocation Aggressive Portfolio*	A1	B1	C2	C2	E2	—	G1	H1	I1	J1	—
Capital Allocation Conservative Portfolio*	A1	B1	C2	C2	E2	—	G1	H1	I1	J1	—
Capital Allocation Moderate Aggressive Portfolio*	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Capital Allocation Moderate Conservative Portfolio*	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Capital Allocation Moderate Portfolio*	A1	B1	C2	C2	E2	—	G1	H1	I1	J1	—
Commodity Strategy Fund	A1	B4	C2	C2	E5	—	G1	H1	I1	J1	—
Convertible Securities Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Diversified Equity Income Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
Dividend Opportunity Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
Emerging Markets Bond Fund	A1	B3	—	—	E3	—	G1	H1	I1	J1	—
Equity Value Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
European Equity Fund	A1	B1	—	—	E1	—	G1	H1	I1	J1	—
Flexible Capital Income Fund	A1	B4	C2	C2	E5	—	G1	H1	I1	J1	—
Floating Rate Fund	A1	B3	C1	D1	E4	—	G1	H1	I1	J1	—
Global Bond Fund	A1	B1	C1	—	E1	—	G1	H1	I1	J1	—
Global Equity Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
Global Infrastructure Fund	A1	B3	C2	C2	E1	—	G1	H1	I1	J1	—
Global Opportunities Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
High Yield Bond Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
Income Builder Fund	A1	B3	C2	C2	E2	—	G1	H1	I1	J1	—
Income Opportunities Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
International Value Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Large Cap Enhanced Core Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Large Cap Index Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Large Core Quantitative Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
Large Growth Quantitative Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
Large Value Quantitative Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
LifeGoal Growth Portfolio	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Limited Duration Credit Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
Marsico 21st Century Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Marsico Flexible Capital Fund	A4	B3	C2	C2	E11	—	G1	H1	I1	J1	—
Marsico Focused Equities Fund	A5	B6	—	—	E6	—	G3	H3	I2	J3	—
Marsico Global Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Marsico Growth Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Marsico International Opportunities Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Masters International Equity Portfolio	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Mid Cap Index Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Mid Cap Value Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
MN Tax-Exempt Fund	A1	B1	—	—	E7	F1	G1	H1	I1	J1	—
Money Market Fund	A2	A2	C1	D1	E7	—	G1	H1	I1	J1	K1
Mortgage Opportunities Fund	A1	B1	—	—	E13	—	G1	H1	I1	J1	—
Multi-Advisor International Equity Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Multi-Advisor Small Cap Value Fund	A1	B2	—	—	E1	—	G1	H1	I1	J1	—

Statement of Additional Information	Page 13

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/ sell short
Overseas Value Fund	A6	B7	C2	C2	E6	—	G3	H3	I2	J3	—
Select Large Cap Equity Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Select Large-Cap Value Fund	A3	B5	C3	C3	E12	—	G2	H2	J2	J2	K2
Select Smaller-Cap Value Fund	A3	B5	C3	C3	E12	—	G2	H2	J2	J2	K2
Seligman Communications and Information Fund	A3	B5	C3	C3	E10	—	G2	H2	J2	J2	K2
Seligman Global Technology Fund	A3	B5	—	—	E8	—	G2	H2	J2	J2	K2
Short Term Bond Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Short Term Municipal Bond Fund	A5	B6	C2	C2	E6	F4	G3	H3	I2	J3	—
Small Cap Index Fund	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Small Cap Value Fund II	A5	B6	C2	C2	E6	—	G3	H3	I2	J3	—
Small/Mid Cap Value Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—
U.S. Government Mortgage Fund	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—

A.	Buy or sell real estate
	A1 –	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

	A2 –	The Fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

	A3 –	The Fund will not purchase or hold any real estate, except that a Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

	A4 –	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, real estate investment trusts (REITs) or entities similar to REITs formed under the laws of non-U.S. companies. For purposes of this policy, real estate includes real estate limited partnerships.

	A5 –	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

	A6 –	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

B.	Buy or sell physical commodities*
	B1 –	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts (and, in the case of Mortgage Opportunities Fund, swaps) or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

	B2 –	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

	B3 –	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency (and, in the case of Marsico Flexible Capital Fund, swaps) or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

Statement of Additional Information	Page 14

	B4 –	The Fund will not buy or sell commodities, except that the Fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts. This restriction also does not prevent Commodity Strategy Fund from investing up to 25% of its total assets in one or more wholly-owned subsidiaries (as described further herein and referred to herein collectively as the “Subsidiary”), thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements.

	B5 –	The Fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.
	B6 –	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

	B7 –	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

*   For purposes of fundamental investment policy on buying or selling physical commodities above, at the time of the establishment of the restriction for certain Funds, swap contracts on financial instruments or rates were not within the understanding of the term “commodities”. Notwithstanding any federal legislation or regulatory action by the CFTC that subjects such swaps to regulation by the CFTC, these Funds will not consider such instruments to be commodities for purposes of this restriction.

C.	Buy more than 10% of an issuer
	C1 –	The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund’s assets may be invested without regard to this 10% limitation. For tax-exempt Funds, for purposes of this policy, the terms of a municipal security determine the issuer.

	C2 –	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief obtained by the Fund.

	C3 –	The Fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

D.	Invest more than 5% in an issuer
	D1 –	The Fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund’s total assets may be invested without regard to this 5% limitation. For tax-exempt Funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E.	Concentrate*
	E1 –	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

Statement of Additional Information	Page 15

E2 –	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.

E3 –	While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

E4 –	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.
E5 –	The Fund will not invest 25% or more of its total assets in securities of corporate issuers engaged in any one industry. The foregoing restriction does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured by them. In addition, the foregoing restriction shall not apply to or limit, Commodity Strategy Fund’s counterparties in commodities-related transactions.

E6 –	The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief obtained by the Fund.

E7 –	The Fund will not invest more than 25% of total assets, at market value, in any one industry; except that municipal securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

E8 –	The Fund will, under normal market conditions, invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

E9 –	The Fund will not invest 25% or more of its total assets in securities of corporate issuers engaged in any one industry. However, consistent with the Fund’s investment objective and strategies, the Fund may invest 25% or more of its total assets in securities issued by sovereign and quasi-sovereign (e.g., government agencies or instrumentalities) foreign governmental issuers or obligors, including in emerging market countries, but it will not invest 25% or more of its total assets in any single foreign governmental issuer.

E10 –	The Fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

E11 –	The Fund will not concentrate in any one industry (other than U.S. Government securities, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities). According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

E12 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Statement of Additional Information	Page 16

	E13 –	The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, municipality or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief obtained by the Fund. Consistent with the Fund’s investment objective and strategies, the Fund may invest 25% or more of its total assets in securities issued by sovereign and quasi-sovereign (e.g., government agencies or instrumentalities) foreign governmental issuers or obligors, including in emerging market countries, but it will not invest 25% or more of its total assets in any single foreign governmental issuer.

*   For purposes of applying the limitation set forth in the concentration policies, above, Funds will generally use the industry classifications provided by the Global Industry Classification System (GICS) for classification of issuers of equity securities and the classifications provided by the Barclays Capital Aggregate Bond Index for classification of issues of fixed-income securities.

F.	Invest less than 80%
	F1 –	The Fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

	F2 –	The Fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. The Fund does not intend to purchase bonds or other debt securities, the interest from which, is subject to the alternative minimum tax.
	F3 –	The Fund will invest at least 80% of its net assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.

	F4 –	The Fund will invest at least 80% of its net assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

G.	Act as an underwriter
	G1 –	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

	G2 –	The Fund will not underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies.

	G3 –	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

H.	Lending
	H1 –	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 331/3% of the Fund’s total assets, except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.

	H2 –	The Fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

	H3 –	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

I.	Borrowing*
	I1 –	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.

Statement of Additional Information	Page 17

	I2 –	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

*   For purposes of the policies described herein, this restriction shall not prevent the Funds from engaging in derivatives, short sales or other portfolio transactions that create leverage, as allowed by each Fund’s investment policies.

J.	Issue senior securities
	J1 –	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

	J2 –	The Fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

	J3 –	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

K.	Buy on margin/sell short
	K1 –	The Fund will not buy on margin or sell short or deal in options to buy or sell securities.

	K2 –	The Fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

In addition to the policies described above and any fundamental policy described in the prospectus:

For Money Market Fund, the Fund will not:

•	Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

For Seligman Communications and Information Fund, Seligman Global Technology Fund, Select Large-Cap Value Fund and Select Smaller-Cap Value Fund, the Fund will not:

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund and, only in the case of Seligman Global Technology Fund, the directors and officers of the Fund’s Investment Manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

•	Enter into repurchase agreements of more than one week’s duration if more than 10% of the Fund’s net assets would be so invested.

Non-fundamental Policies

The following non-fundamental policies may be changed by the Board at any time and may be in addition to those described in the prospectus.

Investment in Illiquid Securities

No more than 5% of a money market Fund’s net assets will be held in securities and other instruments that are illiquid. No more than 15% of the net assets of any other Fund will be held in securities and other instruments that are illiquid. “Illiquid Securities” are defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.

Investment in Other Investment Companies

The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such other fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

A mutual fund’s investment in other registered investment companies is limited. The 1940 Act, in summary, provides that a mutual fund generally may not: (i) purchase more than 3% of the outstanding voting stock of another investment company; (ii) purchase securities issued by another registered investment company representing more than 5% of the investing mutual fund’s total assets; and (iii) purchase securities issued by investment companies that in the aggregate represent more than 10% of the acquiring fund’s total assets (the “3, 5 and 10 Rule”). Affiliated fund-of-funds (i.e., those funds that invest in other funds within the same fund family), with respect to investments in affiliated funds, are not subject to the 3, 5 and 10 Rule and, therefore, may invest in affiliated funds without restriction. A fund-of-funds may also invest its assets in unaffiliated funds, but the fund-of-funds generally may not purchase more than 3% of the outstanding voting stock of any one unaffiliated fund.

Statement of Additional Information	Page 18

Investment in Foreign Securities

For AP Multi-Manager Value Fund, Diversified Equity Income Fund, Dividend Opportunity Fund, Flexible Capital Income Fund, Floating Rate Fund, High Yield Bond Fund, Income Opportunities Fund, Inflation Protected Securities Fund, Large Core Quant Fund, Large Growth Quant Fund, Large Value Quant Fund, Limited Duration Credit Fund, Multi-Advisor Small Cap Value Fund, Select Large-Cap Value Fund, Select Smaller-Cap Value Fund, Seligman Communications and Information Fund and Small/Mid Cap Value Fund:

•	Up to 25% of the Fund’s net assets may be invested in foreign investments.

For Convertible Securities Fund:

•	Up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities.

For Money Market Fund:

•	Up to 35% of the Funds’s total assets may be invested in U.S. dollar-denominated foreign investments.

For Select Large Cap Equity Fund, Marsico Focused Equities Fund, Mid Cap Value Fund and Small Cap Value Fund II:

•	Up to 20% of the Fund’s total assets may be invested in foreign securities.

For U.S. Government Mortgage Fund:

•	Up to 20% of the Fund’s net assets may be invested in foreign investments.

Selling Securities Short

For series of CFST other than Funds with a fundamental policy with respect to selling securities short:

•	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Names Rule Policy

To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Purchasing Securities of Any One Issuer

For Marsico Focused Equities Fund and AMT-Free MD Intermediate Muni Bond Fund:

The Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Funds total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.

Additional Information About Concentration

Mortgage Opportunities Fund will consider the concentration policies of any underlying funds in which it invests when evaluating compliance with its concentration policy.

Summary of 1940 Act Restrictions on Certain Activities

Certain of the Fund’s fundamental and non-fundamental policies set forth above prohibit certain activities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The following discussion summarizes some of the flexibility that the Fund currently gains from these “exceptions”. To the extent the 1940 Act or the rules and regulations thereunder may, in the future, be amended to provide greater flexibility, or to the extent the SEC may in the future grant exemptive relief or issue interpretative guidance or pronouncements providing greater flexibility, the Fund will be able to use that flexibility without seeking shareholder approval of its fundamental policies.

Statement of Additional Information	Page 19

Making loans (Lending) – Under the 1940 Act, a mutual fund may loan money or property to persons who do not control and are not under common control with the fund, except that a fund may make loans to a wholly-owned subsidiary. In addition, the SEC staff takes the position that a fund may not lend portfolio securities representing more than one-third of the fund’s total value. In addition, a fund must receive from the borrower collateral at least equal in value to the loaned securities, marked to market daily. Thus, the Funds may make loans to third parties, including loans of their portfolio securities, subject to these conditions.

Borrowing money – The 1940 Act permits a fund to borrow up to 33 1/3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources. The exception in the fundamental policy allows the Funds to borrow money subject to those conditions.

Issuing senior securities – A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act generally prohibits a mutual fund from issuing senior securities other than certain borrowings from a bank, but SEC staff interpretations allow a fund to engage in certain types of transactions that otherwise might raise senior security concerns (such as short sales, buying and selling financial futures contracts and selling put and call options and entering into certain other derivative transactions, and reverse repurchase agreements and other transactions creating a future obligation on the Fund), provided that the fund segregates liquid assets, or otherwise covers the transaction with offsetting portfolio securities, in amounts sufficient to offset any liability associated with the transaction. The Funds may operate in reliance upon these SEC and its staff interpretations.

Purchase of securities on margin – A purchase on margin involves a loan from the broker-dealer arranging the transaction. The “margin” is the cash or securities that the buyer/borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Fund generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Fund.

Selling securities short – A Fund may sell a security short by borrowing the security, then selling it to a third party. The Fund will eventually need to close out the short sale by buying the security and returning it, together with interest, to the party from whom the Fund borrowed the security. The SEC staff takes the position that, as described under “Issuing senior securities” above, a mutual fund must segregate liquid assets with a value equal to, or otherwise cover the obligation to return, the security. The exception in the Fund’s policy (as applicable) allows a Fund to sell securities short provided it segregates liquid assets with a value equal to, or otherwise covers the obligation to return, the security.

Statement of Additional Information	Page 20

ABOUT THE FUNDS’ INVESTMENTS

A Fund’s investment objective, principal investment strategies and related principal risks are discussed in each Fund’s prospectus. Each Fund’s prospectus identifies the types of securities in which the Fund invests principally and summarizes the principal risks to the Fund’s portfolio as a whole associated with such investments. Unless otherwise indicated in the prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

To the extent that a type of security identified in the table below for a Fund is not described in the Fund’s prospectus (or as a sub-category of such security type in this SAI), the Fund generally invests in such security type, if at all, as part of its non-principal investment strategies.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund may invest in these types of securities, subject to its investment objective and fundamental and non-fundamental investment policies. A Fund is not required to invest in any or all of the types of securities listed below.

Funds-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Funds-of-funds may invest directly or indirectly through investments in underlying funds, in the securities and engage in investment strategies indicated in the table below.

Certain Investment Activity Limits. The overall investment and other activities of the Investment Manager and its affiliates may limit the investment opportunities for each Fund in certain markets, industries or transactions or in individual issuers where limitations are imposed upon the aggregate amount of investment by the Funds and other accounts managed by the Investment Manager and accounts of its affiliates (collectively, affiliated investors). From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Investment Manager and its affiliates and/or because of their internal policies. See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Temporary Defensive Positions. Each Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.

Other Strategic and Investment Measures. Unless prohibited by its investment policies, a Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposure to a sector, country or region where the Investment Manager (or Fund subadviser, if applicable) believes such defensive positioning is appropriate. It may do so without limit and for as long a period as deemed necessary, when the Investment Manager or the Fund’s subadviser, if applicable: (i) believes that market conditions are not favorable for profitable investing or to avoid losses, including under adverse market, economic, political or other conditions; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding change, which could result in increased trading expenses and taxes, and decreased Fund performance.

Types of Investments

A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted following the table. See About the Trusts for fund investment categories.

Type of Investment	Alternative	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Taxable Money Market Fund	Tax-Exempt Fixed Income
Asset-Backed Securities	—	—	—	—	—	—
Bank Obligations (Domestic and Foreign)	—	—	—	—	—	—
Collateralized Bond Obligations	—	— A	—	—	—	—
Commercial Paper	—	—	—	—	—	—
Common Stock	—	—	—	— B	—	—

Statement of Additional Information	Page 21

Type of Investment	Alternative	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Taxable Money Market Fund	Tax-Exempt Fixed Income
Convertible Securities	—	— C	—	— D	—	—
Corporate Debt Securities	—	—	—	—	E	—
Custody Receipts and Trust Certificates	—	— F	—	— F	—	— F
Debt Obligations	—	—	—	—	—	—
Depositary Receipts	—	—	—	—	—	—
Derivatives	—	—	—	—	—	—
Dollar Rolls	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	— G
Foreign Securities	—	—	—	—	—	—
Guaranteed Investment Contracts (Funding Agreements)	—	—	—	—	—	—
High Yield Securities	—	—	—	—	—	—
Illiquid Securities	—	—	—	—	—	—
Inflation Protected Securities	—	—	—	—	—	—
Initial Public Offerings	—	—	—	—	—	—
Inverse Floaters	—	H	—	—	—	—
Investments in Other Investment Companies (Including ETFs)	—	—	—	—	—	—
Money Market Instruments	—	—	—	—	—	—
Mortgage-Backed Securities	—	I	—	—	—	—
Municipal Securities	—	—	—	—	—	—
Participation Interests	—	—	—	—	—	—
Partnership Securities	—	—	—	—	—	—
Preferred Stock	—	—	—	— J	—	— J
Private Placement and Other Restricted Securities	—	—	—	—	—	—
Real Estate Investment Trusts	—	—	—	—	—	—
Repurchase Agreements	—	—	—	—	—	—
Reverse Repurchase Agreements	—	—	—	—	—	—
Short Sales	— K	— K	— K	— K	—	— K
Sovereign Debt	—	—	—	—	—	—
Standby Commitments	—	—	—	—	—	—
U.S. Government and Related Obligations	—	—	—	—	—	—
Variable and Floating Rate Obligations	—	L	—	—	—	—

A.	The following Fund is not authorized to invest in collateralized bond obligations: Multi-Advisor Small Cap Value Fund.

B.	The following Fund is not authorized to invest in common stock: U.S. Government Mortgage Fund.

C.	The following Fund is not authorized to invest in convertible securities: Commodity Strategy Fund.

D.	The following Fund is not authorized to invest in convertible securities: U.S. Government Mortgage Fund.

E.	While the Fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

F.	The following Equity, Flexible and Taxable and Tax-Exempt Fixed Income Funds are not authorized to invest in Custody Receipts and Trust Certificates: each series of CFST.

G.	The following Funds are not authorized to invest in Foreign Currency Transactions: State Tax-Exempt and State Municipal Bond Funds.

H.	The following flexible and equity funds are authorized to invest in inverse floaters: Commodity Strategy Fund and Global Opportunities Fund.

I.	The following flexible and equity Funds are authorized to invest in mortgage dollar rolls: Global Opportunities Fund and Commodity Strategy Fund.

J.	The following Funds are not authorized to invest in preferred stock: AMT-Free Tax-Exempt Bond Fund and U.S. Government Mortgage Fund.

K.	The Funds are not prohibited from engaging in short sales, subject to any Fundamental or Non-Fundamental investment policy, however, each Fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

L.	The following flexible and equity Funds are authorized to invest in Variable and Floating Rate Obligations: Commodity Strategy Fund, Global Opportunities Fund and each series of CFST.

Statement of Additional Information	Page 22

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time, such as, among others, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving (credit card) agreements. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable – and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments – Private Placement and Other Restricted Securities for more information.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments – Variable – and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. See Types of Investments – Eurodollar and Yankee Dollar Instruments. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ (including, less stringent) from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality. See Types of Investments – Foreign Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with bank obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, and Prepayment and Extension Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds (which are considered speculative investments). CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See Types of Investments – Mortgage-Backed Securities and – Asset-Backed Securities.) CBOs are often privately offered and sold, and thus not registered under securities laws.

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Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then structured into “tranches.” Typically, the first tranche represents a senior claim on collateral and pays the lowest interest rate; the second tranche is junior to the first tranche and therefore subject to greater risk and pays a higher rate; the third tranche is junior to both the first and second tranche, represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tranches have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tranches investment-grade bond ratings. Holders of third-tranche CBOs stand to earn higher or lower yields depending on the rate of defaults in the collateral pool. See Types of Investments – Low and Below Investment Grade (High Yield) Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CBOs include: Credit Risk, Illiquid Securities Risk, Interest Rate Risk, Liquidity Risk, Low and Below Investment Grade (High-Yield) Securities Risk and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. See Types of Investments – Debt Obligations and – Illiquid Securities. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. See Types of Investments –Foreign Securities. Common stock may be privately placed or publicly offered. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and market conditions generally. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. See Types of Investments – Private Placement and Other Restricted Securities – Preferred Stock and – Convertible Securities for more information.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with common stock include: Issuer Risk and Market Risk.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and common stock’s market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar nonconvertible debt securities nor generally as sensitive to changes in share price as the underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, Types of Investments – Common Stock, Types of Investments – Corporate Debt Securities and Types of Investments – Private Placement and Other Restricted Securities for more information.

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Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and at a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with convertible securities include: Convertible Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Debt Securities

Corporate debt securities are long and short term fixed income securities typically issued by businesses to finance their operations. Corporate debt securities are issued by public or private companies, as distinct from debt securities issued by a government or its agencies. The issuer of a corporate debt security often has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Corporate debt securities typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due at a specified time period; and (4) many are traded on major securities exchanges. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured, as are debentures. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. See Appendix A for a discussion of securities ratings. See Types of Investments – Variable- and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities Types of Investments – Private Placement and Other Restricted Securities – Debt Obligations, Types of Investments – Commercial Paper and – Low and Below Investment Grade Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that, with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with corporate debt securities include: Credit Risk, Interest Rate Risk, Issuer Risk, High Yield Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with custody receipts and trust certificates include: Liquidity Risk and Counterparty Risk. In addition, custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, and notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal by a specified maturity date. Certain debt obligations (usually intermediate and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuer’s perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the market value of the bond usually rises, and when prevailing interest rates rise, the market value of the bond usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the lower the sensitivity to changes in interest rates.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. See Types of Investments – Corporate Debt Securities and Low and Below Investment Grade (High Yield) Securities.

See Types of Investments – Trust-Preferred Securities for information with respect to the trust-preferred or trust-issued securities.

Determining Investment Grade for Purposes of Investment Policies. Unless otherwise stated in a Fund’s prospectus, when determining whether a security is investment grade or below investment grade for purposes of investment policies of investing in such securities, a Fund will apply one of the following methodologies, as identified within its shareholder reports, when available. In general, bond ratings apply to the underlying holdings of the Fund and not the Fund itself.

Median method – Bond ratings are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody’s, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a security is not rated by one of these agencies, the Investment Manager or, as applicable, a subadviser, determines whether such security is of investment grade or below investment grade (e.g., junk bond) quality.

Average method – Bond ratings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P, and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a security is not rated by one of these agencies, the Investment Manager or, as applicable, a subadviser, determines whether such security is of investment grade or below investment grade (e.g., junk bond) quality.

Waterfall method – Bond ratings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a security is not rated by one of these agencies, the Investment Manager or, as applicable, a subadviser, determines whether such security is of investment grade or below investment grade (e.g., junk bond) quality.

Lower of S&P and Moody’s method – Bond ratings are divided into categories ranging from highest to lowest credit quality, determined by using the lower of the ratings of Moody’s and S&P. When a rating is available from only one rating agency, that rating is used. When a security is not rated by one of these agencies, the Investment Manager or, as applicable, a subadviser, determines whether such security is of investment grade or below investment grade (e.g., junk bond) quality.

Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security.

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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with debt obligations include: Confidential Information Access Risk, Credit Risk, Highly Leveraged Transactions Risk, Impairment of Collateral Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Prepayment and Extension Risk and Reinvestment Risk.

Depositary Receipts

See Types of Investments – Foreign Securities below.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR), market indices (such as the S&P 500® Index) or customized baskets of securities or instruments. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Many derivative instruments often require little or no initial payment and therefore often create inherent economic leverage. Derivatives, when used properly, can enhance returns and be useful in hedging portfolios and managing risk. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants and rights; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible unfavorable changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to manage the effective maturity or duration of its portfolio; and/or (vii) to maintain cash reserves while remaining fully invested.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. The use of derivatives is a function of numerous variables, including market conditions. See also Types of Investments – Warrants and Rights and When Issued, Delayed Delivery and Forward Commitment Transactions.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with transactions in derivatives (including the derivatives instruments discussed below) include: Counterparty Risk, Credit Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, Market Risk, Derivatives Risk, Derivatives Risk/Credit Default Swaps Risk, Derivatives Risk/Forward Foreign Currency Contracts Risk, Derivatives Risk/Commodity-Linked Futures Contracts Risk, Derivatives Risk/Commodity-Linked Structured Notes Risk, Derivatives Risk/Commodity-Linked Swaps, Derivatives Risk/Forward Interest Rate Agreements Risk, Derivatives Risk/Futures Contracts Risk, Derivatives Risk/Interest Rate Swaps Risk, Derivatives Risk/Inverse Floaters Risk, Derivatives Risk/Options Risk, Derivatives Risk/Portfolio Swaps and Total Return Swaps Risk, Derivatives Risk/Total Return Swaps Risk, and Derivatives Risk/Warrants Risk.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index or interest rates. For example, a Fund may invest in debt securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

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A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. A trust funds the purchase of a bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities can have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the actual rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit-Linked Securities. Among the income-producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income-producing securities are not available. Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these securities are indirectly subject to the risks associated with derivative instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity- and Currency-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities or securities. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index-, commodity- and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment may not perform as expected by a Fund’s portfolio manager. Markets and underlying investments and indexes may move in a direction that was not anticipated by a Fund’s portfolio manager. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, although the SEC has issued exemptive relief permitting investment companies such as the Funds to invest beyond the limits of Section 12(d)(1)(A) subject to certain conditions. SPDRs generally closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and

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advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Because linked securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated linked securities typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. See Types of Investments – Derivatives – CFTC Regulation below for information on CFTC regulation.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets.

Upon entering into futures contracts, in compliance with regulatory requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract

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exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to its portfolio manager’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as

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buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Commodity-Linked Futures Contracts. Commodity-linked futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact in futures contracts, a clearing corporation to process trades, and standardization of expiration dates and contract sizes. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, crude oil, brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; and (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. A Fund may purchase commodity futures contracts, swaps on commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these six main commodity groups and the individual commodities within each group, as well as other types of commodities.

The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while a Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominant hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

The changing nature of the hedgers and speculators in the commodity markets will influence whether futures contract prices are above or below the expected future spot price. This can have significant implications for a Fund when it is time to replace an existing contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant hedgers in the market, a Fund might open the new futures position at a higher price or choose other related commodity-linked investments.

The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked investments, including futures contracts, commodity-linked structured notes, commodity-linked options and commodity-linked swaps, than on traditional securities. These additional variables may create additional investment risks which subject a Fund’s commodity-linked investments to greater volatility than investments in traditional securities.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract,

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the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with regulatory requirements, it has segregated cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits). A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts.

Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of a Fund’s portfolio manager, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

Options on Stocks and Stock and Other Indices. A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities

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exchanges). In the case of put options, a Fund will hold liquid assets equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options, including call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. OTC options (options not traded on exchanges) are generally established through negotiation with the other party to the options contract. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases; refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or

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decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return, portfolio and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amounts as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency. In that case, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally

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held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Funds are subject to the risk that a clearing organization will use a Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Funds are therefore subject to the risk that a clearing organization will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating interest rates on a predetermined specified (notional) amount. The swap agreement’s notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, Treasury rates and foreign interest rates.

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in a credit default swap. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be

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restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Commodity-Linked Swaps. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. A Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities.

A Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a “floating” rate, the fee is pegged to a base rate such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a cross currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will have to pay in full periodically based upon the currency they have borrowed. Changes in foreign exchange currency rates and changes in interest rates, as described above, may negatively affect currency swaps.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. A Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund typically enters into contracts for differences (and analogous futures positions) when its portfolio manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, a Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.

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Swaptions. A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement (which are described herein) at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars (which are described herein).

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.

Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) established a framework for the regulation of OTC swap markets; the framework outlined the joint responsibility of the CFTC and the SEC in regulating swaps. The CFTC is responsible for the regulation of swaps, the SEC is responsible for the regulation of security-based swaps and they are both jointly responsible for the regulation of mixed swaps.

Risk of Potential Governmental Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve their investment objectives. The effects of present or future legislation and regulation in this area are not known, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Act was signed into law on July 21, 2010. The Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing of many OTC derivatives transactions.

Additional Risk Factors in Cleared Derivatives Transactions

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default index swaps on North American and European indices) are required to be centrally cleared. In a cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In a cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, centrally cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, following a period of notice to a Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. Any increase in margin requirements or termination by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could also expose a Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of clearing house margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a

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derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection offered by the transaction. In addition, the documentation governing the relationship between the Funds and the clearing members is developed by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, this documentation generally includes a one-way indemnity by the Funds in favor of the clearing member, indemnifying the clearing member against losses it incurs in connection with acting as the Funds’ clearing member, and the documentation typically does not give the Funds any rights to exercise remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and the central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause a number of those dealers to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing will expose the Funds to new kinds of risks and costs.

CFTC Regulation

Each of Absolute Return Enhanced Multi-Strategy Fund, Absolute Return Multi-Strategy Fund and Commodity Strategy Fund no longer qualifies for an exclusion from the definition of a commodity pool pursuant to Rule 4.5 under the Commodity Exchange Act (CEA). Accordingly, the Investment Manager is registered as a “commodity pool operator” under the CEA with respect to these Funds, effective January 1, 2013. The Investment Manager and these Funds are subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s new regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return.

Each of the other Funds listed on the cover of this SAI qualifies for an exclusion from the definition of a commodity pool under the CEA and has filed a notice of exclusion under CFTC Rule 4.5. Accordingly, the Investment Manager is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to these Funds. To remain eligible for the exclusion, each of these Funds is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” with the CFTC with respect to that Fund. The Investment Manager’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each such Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under CFTC Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities, as well as the interest earned on the cash proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage dollar rolls include: Counterparty Risk, Credit Risk and Interest Rate Risk.

Equity-Linked Notes

An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income,

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thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. The Fund may also purchase ELNs in a privately negotiated transaction with the issuer of the ELNs (or its broker-dealer affiliate). The Fund may or may not hold an ELN until its maturity.

Equity-linked securities also include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES) and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Eurodollar and Yankee Dollar and Related Derivatives Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund may use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with Eurodollar and Yankee Dollar instruments include: Credit Risk, Foreign Securities Risk, Interest Rate Risk and Issuer Risk.

Foreign Currency Transactions

Because investments in foreign securities usually involve currencies of foreign countries and because a Fund may hold cash and cash equivalent investments in foreign currencies, the value of a Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time, causing a Fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A Fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward foreign currency exchange contracts (forward contracts). (See Types of Investments – Derivatives.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A Fund may enter into forward contracts for a variety of reasons, including for risk management (hedging) or for investment purposes.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a Fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a Fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

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This method of protecting the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts can be used to minimize the risk of loss due to a decline in value of hedged currency, they will also limit any potential gain that might result should the value of such currency increase.

A Fund may also enter into forward contracts when the Fund’s portfolio manager believes the currency of a particular country will increase in value relative to another currency. A Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar.

Unanticipated changes in the currency exchange results could result in poorer performance for Funds that enter into these types of transactions.

A Fund may designate cash or securities in an amount equal to the value of the Fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund’s commitments on such contracts.

At maturity of a forward contract, a Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, having the same maturity date, and covering the same amount of foreign currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a Fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. However, it will do so from time to time, and such conversions involve certain currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that a Fund will be required to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

Options on Foreign Currencies. A Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a Fund may buy put options on the foreign currency. If the value of the currency does decline, a Fund would have the right to sell the currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a Fund plans to buy, or where a Fund would benefit from increased exposure to the currency, a Fund may buy call options on the foreign currency, giving it the right to purchase the currency for a fixed amount in dollars. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a Fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A Fund may write options on foreign currencies for similar purposes. For example, when a Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency, giving the option holder the right to purchase that currency from the Fund for a fixed amount in dollars. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be offset, at least partially, by the amount of the premium received.

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Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a Fund could write a put option on the relevant currency, giving the option holder the right to that currency from the Fund for a fixed amount in dollars. If rates move in the manner projected, the put option would expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

An option written on foreign currencies is covered if a Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Currency Futures and Related Options. A Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Fund’s investments denominated in that currency over time.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Unless otherwise stated in a Fund’s prospectus, stocks, bonds and other securities or investments are deemed to be “foreign” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider, under circumstances the Fund’s portfolio manager deems relevant, the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. A Fund’s investments in foreign markets, may include issuers in emerging markets, as well as frontier markets, each of which carry heightened risks as compared with investments in other typical foreign markets. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable – and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments – Private Placement and Other Restricted Securities for more information.

Due to the potential for foreign withholding taxes, MSCI publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign

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non-resident institutional investors that do not benefit from double taxation treaties. The Investment Manager believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

There is a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking”. The blocking period can last up to several weeks. Share blocking may prevent a Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of a Fund, may abstain from voting proxies in markets that require share blocking.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign securities include: Emerging Markets Securities Risk, Eurozone-Related Risk, Foreign Currency Risk, Foreign Securities Risk, Frontier Market Risk, Geographic Concentration Risk, Issuer Risk and Market Risk.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are short-term, privately placed debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days’ notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions. See Types of Investments – Illiquid Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with guaranteed investment contracts (funding agreements) include: Credit Risk and Liquidity Risk.

High Yield Securities

High yield, or low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by a Fund’s portfolio manager to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the

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obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable – and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments – Private Placement and Other Restricted Securities for more information.

The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Investment Manager’s or a subadviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market values of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with low and below investment grade securities include: Credit Risk, Interest Rate Risk, Low and Below Investment Grade (High Yield) Securities Risk and Prepayment and Extension Risk.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Some securities are deemed to be illiquid because they are subject to contractual or legal restrictions on resale. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities at the time of purchase.

Although one or more of the other risks described in this SAI may also apply, the risk typically associated with illiquid securities include: Liquidity Risk.

Inflation-Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index (CPI) for urban consumers and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

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If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. Similarly, a Fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with inflation-protected securities include: Inflation-Protected Securities Risk, Interest Rate Risk and Market Risk. In addition, inflation-protected securities issued by non-U.S. government agencies or instrumentalities are subject to Credit Risk.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Although one or more risks described in this SAI may also apply, the risks typically associated with IPOs include: Initial Public Offering (IPO) Risk, Issuer Risk, Liquidity Risk, Market Risk and Small Company Securities Risk.

Inverse Floater

See Types of Investments – Derivatives – Index or Linked Securities (Structured Products) above.

Investments in Other Investment Companies (Including ETFs)

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund, or the investment company in which a Fund invests, from the SEC. These securities include shares of other open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (ETFs) and business development companies.

Except with respect to Funds structured as funds-of-funds or so-called master/feeder funds or other Funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by a Fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that may be passively managed (e.g., they seek to track the performance of specific indexes or companies in related industries) or they may be actively managed. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

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ETFs are listed on an exchange and trade in the secondary market on a per-share basis, which allows investors to purchase and sell ETF shares at their market price throughout the day. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The Funds’ ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases. Because these investment companies may invest in other securities, they are also subject to the risks associated with a variety of investment instruments as described in this SAI.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with the securities of other investment companies include: ETF Risk, Investing in Other Funds Risk, Issuer Risk and Market Risk.

Money Market Instruments

Money market instruments include cash equivalents and short-term debt obligations which include: (i) bank obligations, including certificates of deposit (CDs), time deposits and bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. A Fund may also invest in affiliated and unaffiliated money market mutual funds, which invest primarily in money market instruments. See Types of Investments – Variable – and Floating-Rate Obligations and Types of Investments – Private Placement and Other Restricted Securities for more information.

With respect to money market securities, certain U.S. Government obligations are backed or insured by the U.S. Government, its agencies or its instrumentalities. Other money market securities are backed only by the claims paying ability or creditworthiness of the issuer.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank unconditionally guarantees their payment at maturity.

A Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the Columbia Fund Complex and other institutional clients of the Investment Manager.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with money market instruments include: Credit Risk, Inflation Risk, Interest Rate Risk, Issuer Risk, Money Market Fund Risk and Regulatory Risk.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security that represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately

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placed or publicly offered. See Types of Investments – Variable – and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments – Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

In the past Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities. There can be no assurance that these or other agencies of the government will provide such support in the future. The future status of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative and regulatory action that alters the operations, ownership structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.

Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. See Types of Investments – Stripped Securities for more information.

Collateralized Mortgage Obligations (CMOs) are hybrid mortgage-related instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass-through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

CMO Residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment

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experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an ETF may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Mortgage Pass-Through Securities are interests in pools of mortgage-related securities that differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage and asset-backed securities include: Credit Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Mortgage-Backed and Other Asset-Backed Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities.

Municipal securities may include municipal bonds, municipal notes and municipal leases, which are described below. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable – and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments – Private Placement and Other Restricted Securities for more information.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed

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by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions. See Types of Investments – Commercial Paper for more information.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand, usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers and may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. In general, municipal lease obligations are unrated, in which case they will be determined by a Fund’s portfolio manager to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return. The municipal bond market is characterized by a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than for other security markets. See Appendix A for a discussion of securities ratings. (See Types of Investments – Debt Obligations.)

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Standby Commitments. Standby commitments are securities under which a purchaser, usually a bank or broker-dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker-dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with standby commitments include: Counterparty Risk, Market Risk and Municipal Securities Risk.

Taxable Municipal Obligations. Interest or other investment return is subject to federal income tax for certain types of municipal obligations for a variety of reasons. These municipal obligations do not qualify for the federal income tax exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

For more information about the key risks associated with investments in municipal securities of particular states, see Appendix B. See Appendix A for a discussion of securities ratings. (See Types of Investments - Debt Obligations.)

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with municipal securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Market Risk, Municipal Securities Risk and Municipal Securities Risk/Health Care Sector Risk.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes that have been “packaged” by an intermediary, such as a bank or broker-dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, Types of Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Types of Investments – Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies).

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with loan participations include: Confidential Information Access Risk, Credit Risk and Interest Rate Risk.

Partnership Securities

The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the NYSE, the NYSE Alternext US LLC (“NYSE Alternext”) (formerly the American Stock Exchange) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with partnership securities include: Interest Rate Risk, Issuer Risk, Liquidity Risk and Market Risk.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. See Types of Investments – Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. An APS is distinguished from standard preferred stock because its dividends change from time to time. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. Holders of APS may not be able to sell their shares if an auction fails, such as when there are more shares of APS for sale at an auction than there are purchase bids.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with preferred stock include: Convertible Securities Risk, Issuer Risk, Liquidity Risk and Market Risk.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are generally eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with private placement and other restricted securities include: Issuer Risk, Liquidity Risk, Market Risk and Confidential Information Access Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially

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affect its value. A Fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with REITs include: Interest Rate Risk, Issuer Risk, Market Risk and Real Estate-Related Investment Risk.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time (usually within seven days) subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). The repurchase agreement specifies the yield during the purchaser’s holding period. Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase, which may consist of a variety of security types. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with repurchase agreements include: Counterparty Risk, Credit Risk, Issuer Risk, Market Risk and Repurchase Agreements Risk.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time (normally within 7 days) and price which reflects an interest payment. A Fund generally retains the right to interest and principal payments on the security. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, Issuer Risk, Market Risk and Reverse Repurchase Agreements Risk.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of the securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described below regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of its effective leverage. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when a Fund’s portfolio manager believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities, contracts or instruments that it does not own in hopes of purchasing the same security, contract or instrument at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security, commodity futures contract or other instrument. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts

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equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with short sales include: Leverage Risk, Market Risk and Short Selling Risk.

Sovereign Debt

Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Types of Investments – Foreign Securities.) In addition, there may be no legal recourse against a sovereign debtor in the event of a default.
Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with sovereign debt include: Credit Risk, Emerging Markets Securities Risk, Foreign Securities Risk, Issuer Risk and Market Risk.

Standby Commitments

See Types of Investments – Municipal Securities above.

Stripped Securities

Stripped securities are the separate income or principal payments of a debt security and evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, (SMBS) also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments – Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with stripped securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, Prepayment and Extension Risk and Stripped Securities Risk

Trust-Preferred Securities

Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments and are typically treated by the Funds as debt investments.

Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on the financial institutions balance sheet.

The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will

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subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities which are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.

The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt issued by the institution.

The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements.

In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.

If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with trust- preferred securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various agencies or instrumentalities established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies or instrumentalities of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments – Variable- and Floating-Rate Obligations for more information.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Fannie Mae, Freddie Mac, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. Government, placed the Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

On August 5, 2011, S&P lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. Because a Fund may invest in U.S. Government obligations, the value of a Fund’s shares may be adversely affected

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by S&P’s downgrade or any future downgrades of the U.S. Government’s credit rating. The long-term impact of the downgrade is uncertain. See Appendix A for a description of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with U.S. Government and related obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, Reinvestment Risk and U.S. Government Obligations Risk.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations are debt instruments that provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor (as lender), and the borrower. The interest rates on these notes fluctuate. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants on the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its rights and the rights of the syndicate against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the Fund will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a Fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse

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changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that a Fund’s Portfolio Manager believes are attractive arise.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances the Investment Manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities.

In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Fund and other client accounts. The Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with variable- or floating-rate obligations include: Counterparty Risk, Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with warrants and rights include: Convertible Securities Risk, Credit Risk, Issuer Risk and Market Risk.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will designate liquid assets in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions.

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However, a Fund’s portfolio manager may determine not to complete a transaction if he or she deems it appropriate to close out the transaction prior to its completion. In such cases, a Fund may realize short-term gains or losses.

To Be Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund. See Types of Investments – Mortgage-Backed Securities and -Asset-Backed Securities.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with when-issued, delayed delivery and forward commitment transactions include: Counterparty Risk, Credit Risk and Market Risk.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest that gradually increases over time. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities typically have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk and Zero-Coupon Bonds Risk.

Information Regarding Risks

The following is a summary of risks of investing in the Funds and the risk characteristics associated with the various investment instruments available to the Funds for investment. A Fund’s risk profile is largely defined by the Fund’s primary portfolio holdings and principal investment strategies. However, most Funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a Fund at any time (for a description of principal risks and investment strategies for an individual Fund, please see that Fund’s prospectus):

Active Management Risk. Performance of actively managed Funds will reflect, in part, the ability of the portfolio managers to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to a

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Fund’s active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective and/or strategies. A Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. There is a risk that a Fund’s allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Asset-Backed Securities Risk. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, resulting in valuations that are volatile and sensitive to changes in interest rates.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Commodity-Related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.

Concentration Risk. To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.

Confidential Information Access Risk. In managing the Fund, the Investment Manager may avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The Investment Manager’s decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the Investment Manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the Investment Manager’s decision not to receive Confidential Information could adversely affect the Fund’s performance.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock’s market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in

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value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Counterparty Risk. The risk exists that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other fixed-income securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, the Fund will depend on analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect net asset value. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.

Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Funds and their service providers may be prone to operational and information security risks resulting from cyber -attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund or its adviser, subadviser(s), custodians, transfer agent, Selling Agents and/or other third party service providers may adversely impact the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Funds or the Funds’ service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may

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expose the Fund to additional risks, including correlation risk (related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains), and liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price, each of which may result in significant and unanticipated losses to the Fund). Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Commodity-Linked Futures Contracts. The loss that may be incurred by the Fund in entering into futures contracts is potentially unlimited and may exceed the amount of the premium. Futures markets are highly volatile and the use of futures by the Fund may increase the volatility of the Fund’s net asset value. Additionally, as a result of the low collateral deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Derivatives Risk/Commodity-Linked Structured Notes Risk. The use of commodity-linked structured notes is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s investments in commodity-linked structured notes involve substantial risks, including risk of loss of interest and principal, lack of a secondary (i.e., liquid) market, and risk of greater volatility than investments in traditional equity and debt markets.

If payment of interest on a commodity-linked structured note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might receive lower interest payments (or not receive any of the interest due) on its investments if there is a loss of value of the underlying investment. Further, to the extent that the amount of principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive a portion (or any) of the principal at maturity of the investment or upon earlier exchange. At any time, the risk of loss associated with a particular structured note in the Fund’s portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked structured notes held in the Fund’s portfolio, which may make it difficult for the notes to be sold at a price acceptable to the portfolio managers or to accurately value them. Investment in commodity-linked structured notes also subjects the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), each of which may lead to losses within the Fund).

The value of the commodity-linked structured notes may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked structured note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

Derivatives Risk/Commodity-Linked Swaps Risk. The use of commodity-linked swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Commodity-linked swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation’s issuer. As such, a

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CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. If a credit event occurs in one of the reference issuers, the protection is paid out through the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or through a cash settlement between the two parties. The reference issuer is then removed from the index. CDSX are subject to the risk that the Fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund’s recovery. Thus, if the counterparty under a CDSX defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s CDSX may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another CDSX or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.

Derivatives Risk/Credit Default Swaps Risk. The use of credit default swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in the underlying securities, because swaps, among other factors, may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible for the Fund to liquidate a swap position at an advantageous time or price), each of which may result in significant and unanticipated losses. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur.

Derivatives Risk/Forward Foreign Currency Contracts Risk. The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (the risk that the counterparty to the instrument will not perform or be unable to perform in accordance with the terms of the instrument).

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. Investment in these instruments subjects the Fund to risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and interest rate risk (the risk of losses attributable to changes in interest rates).

Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an

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asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involves risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) and pricing risk (the risk that the instrument may be difficult to value), each of which may result in significant and unanticipated losses.

Derivatives Risk/Inflation Rate Swaps Risk. An inflation rate swap is a derivative instrument used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). Investments in inflation rate swaps subject the Fund (and, therefore, shareholders) to risks, including hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), and inflation risk (the risk that inflation rates may change drastically as a result of unexpected shifts in the global economy).

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund’s investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), pricing risk (the risk that swaps may be difficult to value), liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates) each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Inverse Floaters Risk. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features that may present greater liquidity risk. Other risks associated with transactions in inverse floaters include interest rate risk (the risk of losses attributable to changes in interest rates), counterparty risk (the risk that the issuer of a security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments when due) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset) each of which may result in significant and unanticipated losses to the Fund.

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Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk in that the Fund’s exposure and potential losses are greater than the amount invested) and are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset) pricing risk (the risk that swaps may be difficult to value) and liquidity risk (the risk that it may not be possible to liquidate a swap position at an advantageous time or price) each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Total Return Swaps Risk. The use of total return swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party makes periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (the risk that it may be difficult to value) and liquidity risk (the risk that it may not be possible for the Fund to liquidate a swap position at an advantageous time or price) each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Warrants Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights. Investment in these instruments also subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in significant and unanticipated losses to the Fund.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.

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Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades. Ownership of Russian securities poses particular risks because ownership records are typically maintained in a decentralized fashion by registrars who may not be subject to effective governmental supervision leading to the possibility that the Fund may lose its ownership rights. In such a case, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities.

Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in Russia.

Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund’s investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing to, and capable of, repurchasing the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell any ELN at such a price or at all. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index (if any) and may trade below its net asset value. Certain ETFs use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in

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kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs, the shares of which are purchased in reliance on Section 12(d)(1)(F) of the 1940 Act, will not be obligated to redeem such shares in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Foreign Currency-Related Tax Risk. As a regulated investment company (RIC), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not qualifying income and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a RIC for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies. Fluctuations in currency exchange rates may impact the value of foreign securities, without a change in the intrinsic value of those securities. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income and capital gain on foreign securities, which could reduce the Fund’s yield on such securities. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; and to the relatively less stringent standard of care to which local agents may be held in the local markets. In addition; it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risk.

Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (foreign sub-custodians), as permitted under the Investment Company Act of 1940. Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are

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blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.

Forward Contracts On Mortgage-backed Securities Risk. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. Investments in forward contracts subject the Fund to leverage risk and counterparty risk. The Fund is subject to similar risks when purchasing mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered.

Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The increased risks include the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging markets securities to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries. Some frontier market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers’ investment determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not be successful, in whole or in part. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The ability of the Fund to realize its investment objective(s) will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for a fund. This risk may be particularly important when one investor owns a substantial portion of a fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. In many cases, patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products

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(which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund’s price may be more volatile than a fund that is invested in a more diverse range of companies in different market sectors.

High-Yield Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.

Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments. The Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. IPOs sold within 12 months of purchase may result in increased short-term capital gains, which will be taxable to the Fund’s shareholders as ordinary income.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which, in

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turn, would increase prepayment risk. Securities with floating interest rates are typically less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of another fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. Short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but also exaggerates the Fund’s risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in master limited partnerships can be limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

Mid-Cap Company Securities Risk. Securities of mid-capitalization companies (mid-cap companies) can, in certain circumstances, have more risk than securities of larger capitalization companies (larger companies). For example, mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate

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more sharply in value than securities of larger companies. When the Fund takes significant positions in mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be difficult and result in Fund investment losses. In addition, some mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. The Fund may participate in mortgage-backed securities acquired in the TBA market up to the Fund’s then current position in mortgage-backed securities that are considered good delivery. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or

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U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.

Municipal Securities Risk/Health Care Sector Risk. The Fund’s investments in municipal securities may include securities of issuers in the health care sector, which subjects the Fund’s investments to the risks associated with that sector, including the risk of regulatory action or policy changes by numerous governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including, among others, malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Opportunistic Investing Risk. Undervalued securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the security’s intrinsic worth or the expected value was misgauged. Undervalued securities also may decline in price even though the Investment Manager believes they are already undervalued. Turnaround companies may never improve their fundamentals, may take much longer than expected to improve, or may improve much less than expected. Development stage companies could fail to develop and deplete their assets, resulting in large percentage losses.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk (i.e., the risk of losses attributable to changes in interest rates).

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Fund portfolio manager’s quantitative analyses or models, or in the data on which they are based, could adversely affect the portfolio manager’s effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Real Estate-Related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of

Statement of Additional Information	Page 69

failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the SEC has proposed amendments to money market regulation. These changes may have a significant impact on the operation of money market funds, which may, among other things, reduce yield. These changes may result in reduced yields for money market funds. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument, this involves the risk of a potentially unlimited increase in the value of the underlying instrument.

Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities

Statement of Additional Information	Page 70

of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt-holders. Sovereign debt risk is increased for emerging market issuers.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Technology and Technology-Related Investment Risk. Companies in the technology sector and technology-related sectors are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in these sectors, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. If a Fund concentrates its investments (or, invests a significant portion of its net assets in securities of technology and technology-related companies), the Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Zero-Coupon Bonds Risk. Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and affects the amounts distributed to its shareholders, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.

Statement of Additional Information	Page 71

Borrowings

In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes.

Lending of Portfolio Securities

To generate additional income, a Fund may lend up to 33%, or such lower percentage specified by the Fund or Adviser of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. JPMorgan serves as lending agent (the Lending Agent) to the Funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board. Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral. Collateral may consist of cash, securities issued by the U.S. Government or its agencies or instrumentalities (collectively, “U.S. Government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. Government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund. If the market value of the loaned securities goes up, the Lending Agent will require additional collateral from the borrower.

If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation if the Fund has knowledge of a material event to be voted on that would affect the Fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such cash collateral. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a Fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any loss incurred by the Funds in connection with the securities lending program.

The Funds currently do not participate in the securities lending program, but the Board may determine to renew participation in the future.

Statement of Additional Information	Page 72

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Investment Manager and Subadvisers

Columbia Management Investment Advisers, LLC, located at 225 Franklin Street, Boston, MA 02110, is the investment adviser of the Funds and also serves as the investment adviser and administrator of other funds in the Columbia Fund Complex. The Investment Manager is a wholly-owned subsidiary of Ameriprise Financial, which is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial is a holding company, which primarily conducts business through its subsidiaries to provide financial planning, products and services that are designed to be utilized as solutions for clients’ cash and liquidity, asset accumulation, income, protection and estate and wealth transfer needs.

From time to time the Investment Manager may engage its investment advisory affiliates (Participating Affiliates) around the world to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. The Investment Manager expects to engage certain of its Threadneedle Investments affiliates to provide such services. These Participating Affiliates will provide services to the Investment Manager either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Investment Manager will bear any and all costs of such agreements. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the CFTC in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI may provide such services to the Fund on behalf of the Investment Manager.

After the close of business on December 13, 2013, International Value Fund converted into a stand-alone fund that invests directly in individual portfolio securities rather than investing in the Master Portfolio. Prior to this date, International Value Fund did not pay investment management fees because advisory services are provided to the Master Portfolio, which is subject to an investment management fee. Upon conversion, International Value Fund became subject to the same investment management fee as the Master Portfolio.

Services Provided

Under the Investment Management Services Agreement, the Investment Manager has contracted to furnish each Fund with investment research and advice. For these services, unless otherwise noted, each Fund pays a monthly fee to the Investment Manager based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Investment Manager to the Trusts, a Fund and/or its shareholders is limited to situations involving the Investment Manager’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties. Neither the Investment Manager, nor any of its respective directors, officers, partners, principals, employees, or agents shall be liable for any acts or omissions or for any losses suffered by a Fund or its shareholders or creditors.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Investment Manager or by the Board or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from its initial effective date and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Investment Manager or the Trusts, cast in person at a meeting called for the purpose of voting on such approval.

The Investment Manager pays all compensation of the Trustees and officers of the Trusts who are employees of the Investment Manager or its affiliates. Except to the extent expressly assumed by the Investment Manager and except to the extent required by law to be paid or reimbursed by the Investment Manager, the Investment Manager does not have a duty to pay any Fund operating expenses incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trusts pay the cost of printing and mailing Fund prospectuses to shareholders.

The Investment Manager, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Statement of Additional Information	Page 73

Advisory Fee Rates Paid by the Funds

Each Fund, unless otherwise noted, pays the Investment Manager an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund – Annual Fund Operating Expenses in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Investment Manager and/or its affiliates may from time to time waive fees and/or reimburse a Fund’s expenses. See the Fund’s prospectuses for more information.

The Investment Manager receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Investment Management Services Agreement Fee Schedule

Fund	Assets (billions)	Annual rate at each asset level
Absolute Return Currency and Income Fund	First $1.0	0.890%
	Next $1.0	0.865%
	Next $1.0	0.840%
	Next $3.0	0.815%
	Next $1.5	0.790%
	Next $1.5	0.775%
	Next $1.0	0.770%
	Next $5.0	0.760%
	Next $5.0	0.750%
	Next $4.0	0.740%
	Next $26.0	0.720%
	Over $50.0	0.700%

Absolute Return Emerging Markets Macro Fund	First $0.5	0.920%
Absolute Return Enhanced Multi-Strategy Fund	Next $0.5	0.875%
	Next $2.0	0.850%
	Next $3.0	0.830%
	Over $6.0	0.800%

Absolute Return Multi-Strategy Fund	First $0.5	0.820%
	Next $0.5	0.775%
	Next $2.0	0.750%
	Next $3.0	0.730%
	Over $6.0	0.700%
AMT-Free CA Intermediate Muni Bond Fund	First $0.5	0.400%
AMT-Free GA Intermediate Muni Bond Fund	Next $0.5	0.350%
AMT-Free MD Intermediate Muni Bond Fund	Next $0.5	0.320%
AMT-Free NC Intermediate Muni Bond Fund	Next $1.5	0.290%
AMT-Free SC Intermediate Muni Bond Fund	Next $3.0	0.280%
AMT-Free VA Intermediate Muni Bond Fund	Over $6.0	0.270%

AMT-Free Tax-Exempt Bond Fund	First $1.0	0.410%
	Next $1.0	0.385%
	Next $1.0	0.360%
	Next $3.0	0.335%
	Next $1.5	0.310%
	Next $2.5	0.300%
	Next $5.0	0.290%
	Next $9.0	0.280%
	Next $26.0	0.260%
	Over $50.0	0.250%

AP Multi-Manager Value Fund	First $0.5	0.660%
	Next $0.5	0.615%
	Next $0.5	0.570%
	Next $1.5	0.520%
	Next $3.0	0.510%
	Over $6.0	0.490%

Statement of Additional Information	Page 74

Fund	Assets (billions)	Annual rate at each asset level

Asia Pacific ex-Japan Fund	First $0.25	0.800%
	Next $0.25	0.775%
	Next $0.25	0.750%
	Next $0.25	0.725%
	Next $0.5	0.700%
	Next $1.5	0.650%
	Next $3.0	0.640%
	Next $14.0	0.620%
	Next $4.0	0.610%
	Next $26.0	0.600%
	Over $50.0	0.570%

Commodity Strategy Fund	First $0.5	0.550%
	Next $0.5	0.505%
	Next $2.0	0.480%
	Next $3.0	0.460%
	Over $6.0	0.440%

Convertible Securities Fund	First $0.5	0.760%
Mid Cap Value Fund	Next $0.5	0.715%
Small/Mid Cap Value Fund	Next $0.5	0.670%
	Over $1.5	0.620%

Diversified Equity Income Fund	First $0.5	0.660%
	Next $0.5	0.615%
	Next $0.5	0.570%
	Next $1.5	0.520%
	Next $3.0	0.510%
	Over $6.0	0.490%

Dividend Opportunity Fund	First $0.5	0.660%
Global Opportunities Fund(a)	Next $0.5	0.615%
	Next $0.5	0.570%
	Next $1.5	0.520%
	Next $3.0	0.510%
	Over $6.0	0.490%

Emerging Markets Bond Fund	First $0.5	0.530%
	Next $0.5	0.525%
	Next $1.0	0.515%
	Next $1.0	0.495%
	Next $3.0	0.480%
	Next $1.5	0.455%
	Next $1.5	0.440%
	Next $1.0	0.431%
	Next $5.0	0.419%
	Next $5.0	0.409%
	Next $4.0	0.393%
	Next $26.0	0.374%
	Over $50.0	0.353%

Equity Value Fund	First $0.5	0.660%
	Next $0.5	0.615%
	Next $0.5	0.570%
	Next $1.5	0.520%
	Next $3.0	0.510%
	Over $6.0	0.490%

European Equity Fund	First $0.25	0.800%
	Next $0.25	0.775%
	Next $0.25	0.750%
	Next $0.25	0.725%
	Next $0.5	0.700%
	Next $1.5	0.650%
	Next $3.0	0.640%
	Next $14.0	0.620%
	Next $4.0	0.610%
	Next $26.0	0.600%
	Over $50.0	0.570%

Statement of Additional Information	Page 75

Fund	Assets (billions)	Annual rate at each asset level
Flexible Capital Income Fund	First $0.5	0.590%
	Next $0.5	0.575%
	Next $2.0	0.560%
	Next $3.0	0.530%
	Over $6.0	0.500%

Floating Rate Fund	First $0.25	0.590%
High Yield Bond Fund(b)	Next $0.25	0.575%
	Next $0.25	0.570%
	Next $0.25	0.560%
	Next $1.0	0.550%
	Next $1.0	0.540%
	Next $3.0	0.515%
	Next $1.5	0.490%
	Next $1.5	0.475%
	Next $1.0	0.450%
	Next $5.0	0.435%
	Next $5.0	0.425%
	Next $4.0	0.400%
	Next $26.0	0.385%
	Over $50.0	0.360%

Global Bond Fund	First $1.0	0.570%
	Next $1.0	0.525%
	Next $1.0	0.520%
	Next $3.0	0.515%
	Next $1.5	0.510%
	Next $4.5	0.500%
	Next $8.0	0.490%
	Next $30.0	0.480%
	Over $50.0	0.470%

Global Equity Fund	First $0.25	0.800%
	Next $0.25	0.775%
	Next $0.25	0.750%
	Next $0.25	0.725%
	Next $0.5	0.700%
	Next $1.5	0.650%
	Next $3.0	0.640%
	Next $14.0	0.620%
	Next $4.0	0.610%
	Next $26.0	0.600%
	Over $50.0	0.570%

Global Infrastructure Fund	First $1.0	0.650%
	Next $1.0	0.600%
	Next $4.0	0.550%
	Over $6.0	0.500%

Income Builder Fund(c)	N/A	N/A

Income Opportunities Fund	First $0.25	0.590%
	Next $0.25	0.575%
	Next $0.25	0.570%
	Next $0.25	0.560%
	Next $1.0	0.550%
	Next $1.0	0.540%
	Next $3.0	0.515%
	Next $1.5	0.490%
	Next $1.5	0.475%
	Next $1.0	0.450%
	Next $5.0	0.435%
	Next $5.0	0.425%
	Next $4.0	0.400%
	Next $26.0	0.385%
	Over $50.0	0.360%

Statement of Additional Information	Page 76

Fund	Assets (billions)	Annual rate at each asset level
Inflation Protected Securities Fund	First $1.0	0.440%
	Next $1.0	0.415%
	Next $1.0	0.390%
	Next $3.0	0.365%
	Next $1.5	0.340%
	Next $1.5	0.325%
	Next $1.0	0.320%
	Next $5.0	0.310%
	Next $5.0	0.300%
	Next $4.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%

International Value Fund	First $0.5	0.790%
Marsico Global Fund	Next $0.5	0.745%
Marsico International Opportunities Fund	Next $0.5	0.700%
Multi-Advisor International Equity Fund	Next $1.5	0.650%
Overseas Value Fund	Next $3.0	0.640%
	Over $6.0	0.620%

Large Cap Enhanced Core Fund	First $0.5	0.690%
	Next $0.5	0.645%
	Next $0.5	0.600%
	Next $1.5	0.550%
	Next $3.0	0.540%
	Over $6.0	0.520%

Large Cap Index Fund	All assets	0.100%
Mid Cap Index Fund
Small Cap Index Fund

Large Core Quantitative Fund	First $0.5	0.690%
Large Growth Quantitative Fund	Next $0.5	0.645%
Large Value Quantitative Fund	Next $0.5	0.600%
	Next $1.5	0.550%
	Next $3.0	0.540%
	Over $6.0	0.520%

Limited Duration Credit Fund	First $1.0	0.360%
Short Term Bond Fund	Next $1.0	0.355%
Short Term Municipal Bond Fund	Next $1.0	0.350%
	Next $3.0	0.345%
	Next $1.5	0.330%
	Next $1.5	0.315%
	Next $1.0	0.310%
	Next $5.0	0.300%
	Next $5.0	0.290%
	Next $4.0	0.280%
	Next $26.0	0.260%
	Over $50.0	0.240%
Masters International Equity Portfolio(c)	N/A	N/A

Marsico 21st Century Fund	First $0.5	0.710%
Marsico Flexible Capital Fund	Next $0.5	0.665%
Marsico Focused Equities Fund	Next $0.5	0.620%
Marsico Growth Fund	Next $1.5	0.570%
Select Large Cap Equity Fund	Next $3.0	0.560%
	Over $6.0	0.540%

Statement of Additional Information	Page 77

Fund	Assets (billions)	Annual rate at each asset level
MN Tax-Exempt Fund	First $0.5	0.400%
	Next $0.5	0.350%
	Next $2.0	0.320%
	Next $3.0	0.290%
	Next $1.5	0.280%
	Over $7.5	0.270%

Money Market Fund	First $1.0	0.330%
	Next $0.5	0.313%
	Next $0.5	0.295%
	Next $0.5	0.278%
	Next $2.5	0.260%
	Next $1.0	0.240%
	Next $1.5	0.220%
	Next $1.5	0.215%
	Next $1.0	0.190%
	Next $5.0	0.180%
	Next $5.0	0.170%
	Next $4.0	0.160%
	Over $24.0	0.150%

Mortgage Opportunities Fund	First $1.0	0.570%
	Next $1.0	0.560%
	Next $1.0	0.550%
	Next $3.0	0.535%
	Next $1.5	0.520%
	Next $1.5	0.505%
	Next $1.0	0.495%
	Over $10.0	0.485%

Multi-Advisor Small Cap Value Fund	First $0.25	0.970%
	Next $0.25	0.945%
	Next $0.25	0.920%
	Next $0.25	0.895%
	Over $1.0	0.870%

Select Large-Cap Value Fund	First $0.5	0.710%
	Next $0.5	0.660%
	Next $2.0	0.565%
	Next $3.0	0.560%
	Over $6.0	0.540%

Select Smaller-Cap Value Fund	First $0.5	0.790%
	Next $0.5	0.745%
	Over $1.0	0.700%

Seligman Communications and Information Fund(d)	First $3.0	0.855%
Seligman Global Technology Fund(d)	Next $1.0	0.825%
	Next $2.0	0.775%
	Over $6.0	0.725%

Small Cap Value Fund II	First $0.5	0.790%
	Next $0.5	0.745%
	Over $1.0	0.700%

U.S. Government Mortgage Fund	First $1.0	0.430%
	Next $1.0	0.420%
	Next $4.0	0.400%
	Next $1.5	0.380%
	Next $1.5	0.365%
	Next $3.0	0.360%
	Next $8.0	0.350%
	Next $4.0	0.340%
	Next $26.0	0.320%
	Over $50.0	0.300%

(a)	This fee applies to assets invested in securities, other than underlying funds (including any exchange-traded funds (ETFs)) that pay an investment management services fee to Columbia Management, including other funds advised by the Investment Manager that do not pay an investment management services fee, derivatives and individual securities. The Fund does not pay an investment management services fee on assets that are invested in underlying funds, including any ETFs, that pay an investment management services fee to Columbia Management.

Statement of Additional Information	Page 78

(b)	Prior to July 1, 2011, the Investment Manager received an annual fee ranging from 0.590% to 0.360% as assets increased.

(c)	The Fund does not pay the Investment Manager a direct management fee for managing its assets.

(d)	Effective June 1, 2013, the management fee schedule changed resulting in a fee rate decrease for certain asset levels.

The Investment Manager has implemented a schedule for the Capital Allocation Portfolios’ and LifeGoal Growth Portfolio’s investment advisory fees whereby each of the Funds pays (i) 0.00% on its assets that are invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment advisory fee to the Investment Manager), (ii) 0.55% on its assets that are invested in securities other than third-party advised mutual funds and Columbia Funds that do not pay an advisory fee (including ETFs, derivatives and individual securities) and (iii) 0.10% on its assets that are invested in non-exchange traded third-party advised mutual funds.

Under the Investment Management Services Agreement, a Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the Investment Manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a Fund’s participation in inverse floater structures; and expenses properly payable by a Fund, approved by the Board.

The table below shows the total management fees paid by each Fund for the last three fiscal periods. The table is organized by fiscal year end. For amounts waived or reimbursed by the Investment Manager, see Expense Limitations.

Management Fees

	Management Fees
Fund	2014		2013	2012
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$140,922	(a)	N/A	N/A
Capital Allocation Conservative Portfolio	90,965	(a)	N/A	N/A
Capital Allocation Moderate Aggressive Portfolio	635,791		$363,620	$470,885	(b)
Capital Allocation Moderate Conservative Portfolio	143,455		72,183	95,716	(b)
Capital Allocation Moderate Portfolio	262,273	(a)	N/A	N/A
Income Builder Fund	N/A		N/A	N/A
LifeGoal Growth Portfolio	930		976	82,863	(b)
Masters International Equity Portfolio	N/A		N/A	N/A	(b)
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	4,920,665		4,029,231	3,779,233
Equity Value Fund	7,096,328		3,883,146	4,027,256	(c)
International Value Fund(d)	463,672		9,074,397	11,852,353
Large Cap Enhanced Core Fund	1,486,208		1,466,253	1,790,035
Large Cap Index Fund	2,824,934		2,516,462	3,361,680
Marsico 21st Century Fund	7,285,317		9,238,502	17,887,734
Marsico Focused Equities Fund	8,815,272		12,456,659	16,803,385
Marsico Global Fund	252,327		98,982	67,749
Marsico Growth Fund	13,233,867		17,356,927	21,081,118
Marsico International Opportunities Fund	1,990,750		3,412,658	6,822,834
Mid Cap Index Fund	3,214,924		2,425,603	2,746,586
Mid Cap Value Fund	25,236,516		24,254,448	27,755,883
Multi-Advisor International Equity Fund	6,937,792		8,742,256	13,957,643
Overseas Value Fund	2,394,086		230,197	256,950
Select Large Cap Equity Fund	4,073,334		5,618,096	8,114,264
Small Cap Index Fund	2,436,410		1,875,113	2,072,518
Small Cap Value Fund II	12,247,710		11,200,318	12,634,977
For Funds with fiscal period ending March 31
Short Term Bond Fund	9,710,525		9,818,536	10,005,702

Statement of Additional Information	Page 79

	Management Fees
Fund	2014	2013		2012
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	$1,163,315	$1,185,451		$1,087,866	(e)
AMT-Free GA Intermediate Muni Bond Fund	337,994	414,216		444,441	(e)
AMT-Free MD Intermediate Muni Bond Fund	423,881	567,167		578,224	(e)
AMT-Free NC Intermediate Muni Bond Fund	705,293	878,335		896,929	(e)
AMT-Free SC Intermediate Muni Bond Fund	527,856	673,220		695,499	(e)
AMT-Free VA Intermediate Muni Bond Fund	1,104,819	1,426,979		1,464,725	(e)
Global Infrastructure Fund	3,794,627	4,323,624		5,828,719
Short Term Municipal Bond Fund	7,085,231	7,690,029		7,630,467	(e)
	2013	2012		2011
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	1,015,589	1,112,877		25,529	(f)
Absolute Return Enhanced Multi-Strategy Fund	858,244	930,540		48,843	(g)
Absolute Return Multi-Strategy Fund	1,465,808	1,466,719		71,189	(g)
AP Multi-Manager Value Fund	4,305,942	395,908	(h)	N/A
Commodity Strategy Fund	327,809	74,158	(i)	N/A
Diversified Equity Income Fund(j)	16,946,253	13,796,950		27,693,306
Dividend Opportunity Fund(k)	26,498,467	16,009,390		11,101,095
Flexible Capital Income Fund	599,809	218,848	(i)	N/A
High Yield Bond Fund	9,967,625	9,145,657		10,353,350
Mortgage Opportunities Fund(m)	N/A	N/A		N/A
Multi-Advisor Small Cap Value Fund	3,169,653	3,484,297		4,151,219
Select Large-Cap Value Fund(n)	3,455,207	1,551,906		3,478,140
Select Smaller-Cap Value Fund(o)	2,970,310	1,331,671		3,665,260
Seligman Communications and Information Fund(p)	29,194,759	13,901,752		32,882,730
Small/Mid Cap Value Fund(l)	11,261,420	8,196,564		16,135,473
U.S. Government Mortgage Fund	10,141,134	5,437,912		1,510,695
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund(q)	2,651,030	1,702,411		2,421,470
Floating Rate Fund	3,709,607	2,840,938		3,094,169
Global Opportunities Fund(r)	5,239,774	4,748,491		5,489,365
Income Opportunities Fund	16,225,334	12,015,544		7,531,746
Inflation Protected Securities Fund	1,657,541	2,240,623		2,373,468
Large Core Quantitative Fund	20,595,326	20,202,631		23,367,407
Large Growth Quantitative Fund(s)	3,701,363	3,294,337		4,402,170
Large Value Quantitative Fund(t)	1,941,728	1,545,185		2,292,007
Limited Duration Credit Fund	3,918,794	3,453,200		3,254,713
MN Tax-Exempt Fund(u)	1,873,492	1,561,158		1,445,485
Money Market Fund	6,082,604	6,732,351		7,527,378
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	1,115,261	1,514,125		753,659	(v)
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	836,749	989,546		1,609,568
Asia Pacific ex-Japan Fund	3,835,643	3,339,296		3,996,198
Emerging Markets Bond Fund	4,260,710	2,907,586		1,889,510
European Equity Fund	3,078,576	2,713,806		1,775,283
Global Bond Fund	1,206,698	1,518,028		3,195,291
Global Equity Fund	2,996,496	3,158,337		3,588,087
Seligman Global Technology Fund	3,556,109	4,028,897		5,012,799

Statement of Additional Information	Page 80

(a)	The Fund began paying an advisory fee effective March 1, 2013.
(b)	The Fund changed its fiscal year end in 2012 from March 31 to January 31. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to January 31, 2012.
(c)	The Fund changed its fiscal year end in 2012 from March 31 to February 28/29. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to February 29, 2012.
(d)	The Fund’s advisory fees were paid at the Master Portfolio level until December 14, 2013, at which time International Value Fund pays the Fees; amounts shown are for the Master Portfolio, which included one additional feeder fund.
(e)	The Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, the Funds paid management fees as follows: AMT-Free CA Intermediate Muni Bond Fund paid $993,751; AMT-Free GA Intermediate Muni Bond Fund paid $409,366; AMT-Free MD Intermediate Muni Bond Fund paid $531,638; AMT-Free NC Intermediate Muni Bond Fund paid $822,262; AMT-Free SC Intermediate Muni Bond Fund paid $637,516; Short Term Municipal Bond Fund paid $6,944,073; and AMT-Free VA Intermediate Muni Bond Fund paid $1,340,595. For the fiscal period from April 1, 2012 to April 30, 2012, the Funds paid management fees as follows: AMT-Free CA Intermediate Muni Bond Fund paid $94,115; AMT-Free GA Intermediate Muni Bond Fund paid $35,075; AMT-Free MD Intermediate Muni Bond Fund paid $46,586; AMT-Free NC Intermediate Muni Bond Fund paid $74,667; AMT-Free SC Intermediate Muni Bond Fund paid $57,983; Short Term Municipal Bond Fund paid $686,394; and AMT-Free VA Intermediate Muni Bond Fund paid $124,130.
(f)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(g)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(h)	For the period from April 20, 2012 (commencement of operations) to May 31, 2012.
(i)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.
(j)	The Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $27,123,619.
(k)	The Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011. For the fiscal year from July 1, 2009 to June 30, 2010, the management fees paid were $8,065,963.
(l)	The fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $14,465,693.
(m)	The Fund is new as of the date of this SAI and therefore has no reporting information.
(n)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. For the fiscal year from January 1, 2010 to December 31, 2010, the management fees paid were $ 2,692,204.
(o)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. For the fiscal year from January 1, 2010 to December 31, 2010, the management fees paid were $3,887,422.
(p)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. For the fiscal year from January 1, 2010 to December 31, 2010, the management fees paid were $31,300,872.
(q)	The fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011. For the fiscal year from December 1, 2009 to November 30, 2010, the management fees paid were $2,716,984.
(r)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $5,680,661.
(s)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $4,488,490.
(t)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the management fees paid were $1,711,964.
(u)	The fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011. For the fiscal year from September 1, 2009 to August 31, 2010, the management fees paid were $1,360,384.
(v)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

Manager of Managers Exemption

The Funds have received an exemptive order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Seligman Communications and Information Fund and Marsico Growth Fund, if the Funds were to seek to rely on the order, holders of a majority of their outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

Statement of Additional Information	Page 81

Subadvisory Agreements

The assets of certain Funds are managed by subadvisers that have been selected by the Investment Manager, subject to the review and approval of the Board. The Investment Manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable Fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the Investment Manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the Investment Manager, have been directly approved by shareholders. These subadvisers are noted in the table below.

The Investment Manager allocates the assets of a Fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the Fund are limited to asset management and related recordkeeping services.

The Investment Manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the Fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the Investment Manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the Investment Manager to subadvisers for Funds that have subadvisers. The table is organized by fiscal year end.

Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser	Parent Company/Other Information	Fee Schedule
For Funds with fiscal period ending February 28/29
Marsico 21st Century Fund Marsico Focused Equities Fund Marsico Global Fund Marsico Growth Fund Marsico International Opportunities Fund	Marsico Capital	A	0.35% on the first $1.5 billion declining to 0.23% as assets increase(a)
Multi-Advisor International Equity Fund	Threadneedle (effective April 11, 2011)	B	0.35% on the first $150 million declining to 0.20% as assets increase
For Funds with fiscal period ending May 31
AP Multi-Manager Value Fund	DFA (effective December 11, 2013)	F	0.20% on the first $100 million, reducing to 0.10% as assets increase.
Commodity Strategy Fund	Threadneedle (effective July 28, 2011)	B	0.25% on all assets
Multi-Advisor Small Cap Value Fund	BHMS (effective March 12, 2004)	C	1.00% on the first $10 million, reducing to 0.30% as assets increase(b)
	Donald Smith (effective March 12, 2004)	D	0.60% on the first $175 million, reducing to 0.55% as assets increase(b)
	MetWest Capital (effective April 24, 2006)	E	0.50% on all assets
	SBH (effective August 20, 2014)	G	0.55% on the first $10 million, reducing to 0.40% as assets increase.
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	Marsico Capital (effective September 22, 2010)	A	0.35% on the first $1.5 billion declining to 0.23% as assets increase(a)

Statement of Additional Information	Page 82

Fund	Subadviser	Parent Company/Other Information	Fee Schedule
For Funds with fiscal period ending October 31
Asia Pacific ex-Japan Fund	Threadneedle (effective July 15, 2009)	B	0.45% on all assets
European Equity Fund	Threadneedle (effective July 9, 2004)	B	0.35% on all assets
Global Equity Fund	Threadneedle (effective July 9, 2004)	B	0.35% on all as assets

(a)	The fee is calculated based on the combined net assets of Columbia Funds, or portions thereof, managed by Marsico Capital. This fee schedule became effective on January 23, 2013. Prior to January 23, 2013, the Investment Manager paid Marsico Capital, with respect to Marsico Flexible Capital Fund, a fee rate of 0.45% on all assets and, with respect to the other Funds, (i) a subadvisory fee for certain Columbia U.S. equity funds, or portions thereof, managed by Marsico Capital (U.S. Funds) at a rate equal to 0.45% on the first $18 billion of aggregate assets of U.S. Funds declining to 0.35% as assets increase; and (ii) a subadvisory fee for certain Columbia international funds, or portions thereof, managed by Marsico Capital (International Funds) at a rate equal to 0.45% on the first $6 billion of aggregate assets of International Funds declining to 0.35% as assets increase.

(b)	The fee is calculated based on the combined net assets subject to the subadviser’s investment management.

A –	Marsico Capital, located at 1200 17th Street, Suite 1600, Denver, CO 80202, was organized in September 1997 as a Delaware limited liability company and provides investment management services to mutual funds and private accounts. Marsico Capital is an indirect subsidiary of Marsico Holdings, LLC, a Delaware limited liability company.

B –	Threadneedle is a direct subsidiary of Threadneedle Asset Management Holdings Limited and an affiliate of the Investment Manager, and an indirect wholly-owned subsidiary of Ameriprise Financial. Threadneedle and Threadneedle Asset Management Holdings Limited are located at 60 St Mary Axe, London EC3A 8JQ, United Kingdom.

C –	BHMS, an independent-operating subsidiary of Old Mutual Asset Management, is located at 2200 Ross Avenue, Dallas, TX 75201-2761.

D –	Donald Smith, located at 152 West 57th Street 22nd Floor, New York, NY 10019, is an employee-owned registered investment adviser.

E –	MetWest Capital, located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660, is a subsidiary of Wells Fargo & Company and operates within its asset management division.

F –	Dimensional Fund Advisors L.P. is controlled and operated by its general partner, Dimensional Holdings, Inc., a Delaware corporation.

G –	SBH is majority-owned by Thoma Bravo, LLC, a private equity firm, with approximately 55% ownership. The remaining approximately 45% is employee-owned.

The following table shows the subadvisory fees paid by the Investment Manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end.

Subadvisory Fees

		Subadvisory Fees Paid
Fund	Subadviser	2014		2013	2012
For Funds with fiscal period ending February 28 /29
International Value Fund(a)	Former subadviser: Brandes (through May 31, 2013)	$767,958	(b)	$4,076,922	$7,434,592
Marsico 21st Century Fund	Marsico Capital	3,065,837		5,710,125	12,283,168
Marsico Focused Equities Fund	Marsico Capital	3,772,906		7,950,365	11,473,054
Marsico Global Fund	Marsico Capital	92,472		52,606	38,150
Marsico Growth Fund	Marsico Capital	5,952,687		11,526,461	14,719,569
Marsico International Opportunities Fund	Marsico Capital	719,355		1,849,457	3,832,528
Multi-Advisor International Equity Fund	Threadneedle	1,617,462		1,458,495	2,534,039
	Former subadviser: Marsico Capital (through May 20, 2013)	200,979	(c)	988,073	2,142,491

Statement of Additional Information	Page 83

		Subadvisory Fees Paid
Fund	Subadviser	2013	2012		2011
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	Former subadviser: Threadneedle (from April 7, 2011 to April 20, 2012)	N/A	$630,149	(d)	$16,137	(e)
AP Multi-Manager Value Fund	DFA(f)	N/A	N/A		N/A
Commodity Strategy Fund	Threadneedle	$148,955	33,640	(g)	N/A
Multi-Advisor	BHMS	384,371	435,194		528,823
Small Cap Value Fund	Donald Smith	469,825	564,151		655,916
	MetWest Capital	420,786	470,167		532,035
	SBH(f)	N/A	N/A		N/A
	Former subadviser: Turner Investments, L.P. (from February 19, 2010 to August 19, 2014)	319,910	306,122		316,205
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	Marsico Capital	495,165	763,971		384,601	(h)
For Funds with fiscal period ending October 31
Asia Pacific ex-Japan Fund	Threadneedle	2,195,943	1,915,462		2,293,696
European Equity Fund	Threadneedle	1,363,057	1,199,249		765,931
Global Equity Fund	Threadneedle	1,325,253	1,399,110		1,486,176

(a)	Because this Fund’s subadvisory fees were paid at the Master Portfolio’s level, amounts shown are for the Master Portfolio.
(b)	For the period from March 1, 2013 to May 31, 2013.
(c)	For the period from March 1, 2013 to May 20, 2013.
(d)	For the period from June 1, 2011 to April 20, 2012.
(e)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(f)	The subadviser began managing the Fund after the most recently completed fiscal year end; therefore there are no fees to report.
(g)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.
(h)	For the period from September 28, 2010 (when shares became publicly available) to August 31, 2011.

Portfolio Managers. The following table provides information about the portfolio managers of each Fund (other than Money Market Fund) as of the end of the applicable Fund’s most recent fiscal period, unless otherwise noted. The table is organized by fiscal year end.

Portfolio Managers

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	Jeffrey Knight	19 RICs 3 other accounts	$62.59 billion $1.59 million	None	None	(1)	(11)
	Melda Mergen	26 RICs 3 other accounts	$14.75 billion $0.77 million	None	None
	Anwiti Bahuguna	17 RICs 21 PIVs 16 other accounts	$6.21 billion $1.74 billion $121.98 million	None	None
	Marie Schofield	11 RICs 3 other accounts	$5.77 billion $0.15 million	None	None
	Beth Vanney	14 RICs 4 other accounts	$5.92 billion $0.38 million	None	None
	Toby Nangle	6 RICs 3 PIVs	$5.85 billion $60.5 million	3 PIVs ($60.5 M)	None(g)	(8)	(12)

Statement of Additional Information	Page 84

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
Capital Allocation Conservative Portfolio	Jeffrey Knight	19 RICs 3 other accounts	$62.90 billion $1.59 million	None	None	(1)	(11)
	Melda Mergen	26 RICs 3 other accounts	$15.07 billion $0.77 million	None	None
	Anwiti Bahuguna	17 RICs 21 PIVs 16 other accounts	$6.53 billion $1.74 billion $121.98 million	None	None
	Marie Schofield	11 RICs 3 other accounts	$6.08 billion $0.15 million	None	None
	Beth Vanney	14 RICs 4 other accounts	$6.23 billion $0.38 million	None	None
	Toby Nangle	6 RICs 3 PIVs	$6.16 billion $60.5 million	3 PIVs ($60.5 M)	None(g)	(8)	(12)
Capital Allocation Moderate Portfolio	Jeffrey Knight	19 RICs 3 other accounts	$61.56 billion $1.59 million	None	None	(1)	(11)
	Melda Mergen	26 RICs 3 other accounts	$13.87 billion $0.77 million	None	$100,001 – $500,000
	Anwiti Bahuguna	17 RICs 21 PIVs 16 other accounts	$5.19 billion $1.74 billion $121.98 million	None	None(d)
	Marie Schofield	11 RICs 3 other accounts	$4.89 billion $0.15 million	None	None
	Beth Vanney	14 RICs 4 other accounts	$4.90 billion $0.38 million	None	None
	Toby Nangle	6 RICs 3 PIVs	$4.83 billion $60.5 million	3 PIVs ($60.5 M)	None(g)	(8)	(12)
Capital Allocation Moderate Aggressive Portfolio	Jeffrey Knight	19 RICs 3 other accounts	$60.90 billion $1.59 million	None	None	(1)	(11)
	Melda Mergen	26 RICs 3 other accounts	$13.06 billion $0.77 million	None	None(f)
	Anwiti Bahuguna	17 RICs 21 PIVs 16 other accounts	$4.52 billion $1.74 billion $121.98 million	None	None
	Marie Schofield	11 RICs 3 other accounts	$4.07 billion $0.15 million	None	None
	Beth Vanney	14 RICs 4 other accounts	$4.22 billion $0.38 million	None	None
	Toby Nangle	6 RICs 3 PIVs	$4.16 billion $60.5 million	3 PIVs ($60.5 M)	None(g)	(8)	(12)
Capital Allocation Moderate Conservative Portfolio	Jeffrey Knight	19 RICs 3 other accounts	$62.53 billion $1.59 million	None	None	(1)	(11)
	Melda Mergen	26 RICs 3 other accounts	$14.70 billion $0.77 million	None	None(d)
	Anwiti Bahuguna	17 RICs 21 PIVs 16 other accounts	$6.16 billion $1.74 billion $121.98 million	None	None(d)
	Marie Schofield	11 RICs 3 other accounts	$5.71 billion $0.15 million	None	None(d)
	Beth Vanney	14 RICs 4 other accounts	$5.86 billion $0.38 million	None	None
	Toby Nangle	6 RICs 3 PIVs	$5.80 billion $60.5 million	3 PIVs ($60.5 M)	None(g)	(8)	(12)
Income Builder	Colin Lundgren	2 RICs 67 other accounts	$3.37 billion $38.36 million	None	$500,001– $1,000,000(j)	(4)	(11)
	Gene Tannuzzo	3 RICs 8 other accounts	$3.39 billion $1.27 billion	None	$100,001– $500,000(i)
	Zach Pandl	2 RICs 7 other accounts	$3.37 billion $0.23 million	None	None(f)

Statement of Additional Information	Page 85

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
LifeGoal Growth	Colin Moore	3 RICs 2 PIVs 2 other accounts	$1.21 billion $215.77 million $3.54 million	None	None	(1)	(13)
	Melda Mergen	26 RICs 3 other accounts	$14.59 billion $0.77 million	None	None	(1)	(11)
	Anwiti Bahuguna	17 RICs 21 PIVs 16 other accounts	$6.05 billion $1.74 billion $121.98 million	None	None
	Marie Schofield	11 RICs 3 other accounts	$5.60 billion $0.15 million	None	None
	Beth Vanney	14 RICs 4 other accounts	$5.75 billion $0.38 million	None	None
	Robert McConnaughey	2 RICs 1 PIV 4 other accounts	$23.01 million $0.01 million $3.18 million	None	None(i)
Masters International Equity	Colin Moore	3 RICs 2 PIVs 2 other accounts	$1.97 billion $215.77 million $3.54 million	None	$100,001 – $500,000	(1)	(13)
	Fred Copper	7 RICs 1 PIVs 7 other accounts	$2.38 billion $201.18 million $49.82 million	None	None	(1)	(11)
For funds with fiscal period ending February 28/29
Convertible Securities Fund	David L. King	9 RICs 12 other accounts	$9.92 billion $60.23 million	None	Over $1,000,000(j)	(2)	(11)
	Yan Jin	6 RICs 4 other accounts	$1.06 billion $0.94 million	None	$10,001– $50,000(d)
Equity Value Fund	Steven Schroll	5 RICs 1 PIV 376 other accounts	$11.37 billion $6.19 million $592.44 million	None	$50,001– $100,000(j)	(2)	(11)
	Paul Stocking	5 RICs 1 PIV 381 other accounts	$11.37 billion $6.19 million $602.37 million	None	$100,001– $500,000
	Dean Ramos	5 RICs 1 PIV 376 other accounts	$11.37 billion $6.19 million $589.82 million	None	None
International Value Fund	Daisuke Nomoto	4 RICs 3 other accounts	$1.14 billion $0.6 million	None	None	(2)	(11)
	Fred Copper	5 RICs 1 PIV 7 other accounts	$2.30 billion $207.54 million $51.87 million	None	None
Large Cap Enhanced Core Fund	Brian M. Condon	9 RICs 4 PIVs 30 other accounts	$8.46 billion $204.07 million $4.41 billion	1 PIV ($0.01 M)	$10,001– $50,000	(2)	(11)
	Peter Albanese(x)	2 other accounts	$0.45 million	None	None
Large Cap Index Fund	Alfred F. Alley	4 RICs 2 PIVs 12 other accounts	$6.95 billion $397.84 million $788.90 million	None	None	(2)	(11)
	Vadim Shteyn	3 RICs 1 PIV 7 other accounts	$6.88 billion $354.41 million $643.24 million
Marsico 21st Century Fund	Marsico Capital:
	Brandon Geisler	2 RICs 1 other account(n)	$474.80 million $69.0 million	None	None	(9)	(14)
Marsico Focused Equities Fund	Marsico Capital:
	Thomas F. Marsico	18 RICs 9 PIVs 42 other accounts(o)	$7.08 billion $1.30 billion $3.90 billion	None	None	(9)	(14)
	Coralie Witter	11 RICs 8 PIVs 36 other accounts(o)	$6.01 billion $1.26 billion $3.81 billion

Statement of Additional Information	Page 86

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
Marsico Global Fund	Marsico Capital:
	Thomas F. Marsico	18 RICs 9 PIVs 42 other accounts(o)	$8.19 billion $1.30 billion $3.90 billion	None	None	(9)	(14)
Marsico Growth Fund	Marsico Capital:
	Thomas F. Marsico	18 RICs 9 PIVs 42 other accounts(o)	$6.11 billion $1.30 billion $3.90 billion	None	None	(9)	(14)
	Coralie Witter	11 RICs 8 PIVs 36 other accounts(o)	$5.04 billion $1.26 billion $3.81 billion
Marsico International Opportunities Fund	Marsico Capital: Munish Malhotra	8 RICs 3 other accounts	1.86 billion $136.70 million	None	None	(9)	(14)
Mid Cap Index Fund	Alfred F. Alley	4 RICs 2 PIVs 12 other accounts	$6.36 billion $397.84 million $788.90 million	None	None(f)	(2)	(11)
	Vadim Shteyn	3 RICs 1 PIV 7 other accounts	$6.29 billion $354.41 million $643.24 million	None	None
Mid Cap Value Fund	David Hoffman	2 RICs 1 PIV 14 other accounts	$2.30 billion $334.96 million $119.56 million	None	$100,001– $500,000(f)	(2)	(11)
	Jonas Patrikson(k)	6 other accounts	$0.64 million	None	None	(2)	(11)
	Diane Sobin	1 RIC 4 PIVs 12 other accounts	$638.33 million $1.17 billion $5.94 billion	2 other accounts ($368 M)	None(g)	(8)	(12)
Multi-Advisor International Equity Fund	Columbia Management:
	Fred Copper	5 RICs 1 PIV 7 other accounts	$1.82 billion $207.54 million $51.87 million	None	None	(2)	(11)
	Colin Moore	3 RICs 1 PIV 1 other account	$1.25 billion $207.54 million $1.98 million	None	None	(2)	(13)
	Threadneedle:
	Dan Ison	1 RIC 2 PIVs 3 other accounts	$417.0 million $419.3 million $4.73 billion	1 PIV ($175.7 M)	None(g)	(8)	(12)
Overseas Value Fund	Fred Copper	5 RICs 1 PIV 7 other accounts	$1.94 billion $207.54 million $51.87 million	None	None	(2)	(11)
	Daisuke Nomoto	4 RICs 3 other accounts	$784.48 million $0.56 million	None	None(d)
Select Large Cap Equity Fund	Peter Santoro	1 RIC 1 PIV 13 other accounts	$487.96 million $100.99 million $265.30 million	None	$100,001– $500,000(j)	(2)	(11)
	Craig Leopold	1 RIC 1 PIV 14 other accounts	$487.96 million $100.99 million $266.12 million	None	$1–$10,000(i)
Small Cap Index Fund	Alfred F. Alley	4 RICs 2 PIVs 12 other accounts	$7.27 billion $397.84 million $788.90 million	None	None	(2)	(11)
	Vadim Shteyn	3 RICs 1 PIV 7 other accounts	$7.20 billion $354.41 million $643.24 million	None	None

Statement of Additional Information	Page 87

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
Small Cap Value Fund II	Christian K. Stadlinger	3 RICs 13 other accounts	$2.04 billion $48.34 million	None	Over $1,000,000(f)	(2)	(11)
	Jarl Ginsberg	3 RICs 14 other accounts	$2.04 billion $46.91 million	None	$100,000– $500,000
For funds with fiscal period ending March 31
Short Term Bond Fund	Leonard Aplet	6 RICs 17 PIVs 73 other accounts	$13.31 billion $2.56 billion $8.81 billion	None	Over $1,000,000(i)	(2)	(11)
	Gregory Liechty	2 RICs 12 PIVs 48 other accounts	$894.88 million $4.03 billion $6.61 billion	None	None(f)
	Ronald Stahl	2 RICs 12 PIVs 47 other accounts	$894.88 million $4.03 billion $7.07 billion	None	None(d)
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	Brian McGreevy	11 RICs 6 other accounts	$3.91 billion $371.85 million	None	None	(2)	(11)
	Paul Fuchs	4 RICs 4 PIVs 4 other accounts	$2.62 billion $848.08 million $0.48 million	None	None
AMT-Free GA Intermediate Muni Bond Fund	Brian McGreevy	11 RICs 6 other accounts	$4.14 billion $371.85 million	None	None	(2)	(11)
AMT-Free MD Intermediate Muni Bond Fund	Brian McGreevy	11 RICs 6 other accounts	$4.13 billion $371.85 million	None	None	(2)	(11)
AMT-Free NC Intermediate Muni Bond Fund	Brian McGreevy	11 RICs 6 other accounts	$4.05 billion $371.85 million	None	None	(2)	(11)
AMT-Free SC Intermediate Muni Bond Fund	Brian McGreevy	11 RICs 6 other accounts	$4.09 billion $371.85 million	None	None	(2)	(11)
AMT-Free VA Intermediate Muni Bond Fund	Brian McGreevy	11 RICs 6 other accounts	$3.99 billion $371.85 million	None	None	(2)	(11)
Global Infrastructure Fund	Pete Santoro	1 RIC 1 PIV 13 other accounts	$529.75 million $79.15 million $265.45 million	None	None(j)	(2)	(11)
	Craig Leopold	1 RIC 1 PIV 14 other accounts	$529.75 million $79.15 million $267.0 million		None
	Tom West	2 RICs 12 other accounts	$465.74 million $6.92 million		$100,001- $500,000
	Kirk Moore	3 other accounts	$2.32 million		None(i)
Short Term Municipal Bond Fund	Catherine Stienstra	4 RICs 3 PIVs 4 other accounts	$1.62 billion $1.35 billion $18.01 million	None	None	(2)	(11)
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	Jim Carlene	3 RICs 1 PIV 6 other accounts	$1.36 billion $13.63 billion $63.82 million	None	None	(2)	(11)
	Henry Stipp(p)	3 PIVs 3 other accounts	$504.4 million $662.5 million	3 PIVs ($504.4 M); 1 other account ($57.2 M)	None(g)	(8)	(12)

Statement of Additional Information	Page 88

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
Absolute Return Enhanced Multi-Strategy Fund	Todd White	6 RICs 10 other accounts	$4.1 billion $7.5 million	None	Over $1 million(i)	(2)	(11)
	Kent M. Peterson	7 RICs 4 other accounts	$4.13 billion $0.51 million		None(f)
	Jeffrey Knight	18 RICs 3 other accounts	$59.7 billion $1.49 million		None
Absolute Return Multi-Strategy Fund	Todd White	6 RICs 10 other accounts	$4.0 billion $7.5 million	None	None	(2)	(11)
	Kent M. Peterson	7 RICs 4 other accounts	$4.03 billion $0.51 million
	Jeffrey Knight	18 RICs 3 other accounts	$59.61 billion $1.49 million
AP Multi-Manager Value Fund	Columbia:
	Steve Schroll	11 RICs 2 PIVs 17 other accounts	$17.46 billion $274.85 million $645.33 million	None	None	(2)	(11)
	Paul Stocking	11 RICs 2 PIVs 15 other accounts	$17.46 billion $274.85 million $655.91 million
	Dean Ramos	11 RICs 2 PIVs 16 other accounts	$17.46 billion $274.85 million $582.70 million
	DFA:
	Joseph Chi(s)	104 RICs 19 PIVs 73 other accounts	$192.37 billion $10.15 billion $18.98 billion	1 PIV ($226.3 M); 1 other account ($369.8 M)	None	(10)	(15)
	Jed Fogdall(s)	104 RICs 19 PIVs 73 other accounts	$192.37 billion $10.15 billion $18.98 billion
	Henry Gray(s)	93 RICs 15 PIVs 73 other accounts	$192.37 billion $10.15 billion $18.98 billion
Commodity Strategy Fund	Threadneedle:
	David Donora	1 RIC	$74.0 million	3 PIVs (1.14 B)	None(g)	(8)	(12)
	Nicolas Robin	3 PIVs	$1.14 billion
Diversified Equity	Hugh H. Mullin(q)	4 other accounts	$2.63 million	None	None	(2)	(11)
Income Fund	Russell Bloomfield(r)	4 other accounts	$0.53 million
Dividend Opportunity Fund	Steve Schroll	11 RICs 2 PIVs 17 other accounts	$12.40 billion $274.85 million $645.33 million	None	$100,001 – $500,000(j)	(2)	(11)
	Paul Stocking	11 RICs 2 PIVs 15 other accounts	$12.40 billion $274.85 million $655.91 million		$100,001 – $500,000(j)
	Dean Ramos	11 RICs 2 PIVs 16 other accounts	$12.40 billion $274.85 million $582.70 million		None(f)
Flexible Capital Income Fund	David King	4 RICs 7 other accounts	$10.42 billion $51.83 million	None	Over $1,000,000(i)	(2)	(11)
	Yan Jin	2 RICs 4 other accounts	$1.93 billion $0.65 million	None	None(f)
High Yield Bond Fund	Jennifer Ponce de Leon	1 RIC 20 PIVs 24 other accounts	$633.24 million $31.94 billion $4.86 billion	None	None(j)	(2)	(11)
	Brian Lavin	12 RICs 1 PIV 2 other accounts	$26.66 billion $9.27 million $2.20 million	None	None

Statement of Additional Information	Page 89

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
Mortgage Opportunities Fund	Jason Callan(t)	3 RICs 2 PIVs 4 other accounts	$3.78 billion $78.28 million $0.89 million	None	None	(2)	(11)
	Tom Heuer(t)	2 RICs 6 other accounts	$3.75 billion $1.09 million
Multi-Advisor Small Cap Value Fund	Donald Smith:
	Donald G. Smith	2 RICs	$1.35 billion	1 RIC ($1.3 B);	None	(5)	(16)
	Richard L. Greenberg	1 PIV 49 other accounts	$86.0 million $4.02 billion	1 other account ($115 M)
	BHMS:
	James S. McClure	4 RICs	$1.78 billion	None	None	(6)	(17)
	John P. Harloe	19 other accounts	$1.18 billion
	MetWest Capital:
	Samir Sikka	5 RICs 3 PIVs 12 Other accounts	$472.7 million $84.3 million $193.8 million	2 other accounts ($409.6 M)	None	(7)	(18)
	SBH:
	Mark Dickherber(w)	1 RIC	$26.8 million	None	None	(3)	(19)
	Shaun Nicholson(w)	1 PIV 71 other accounts	$29.5 million $1.08 billion
Select Large-Cap Value Fund	Richard Rosen	4 RICs 21 other accounts	$1.27 billion $651.89 million	None	None(j)	(2)	(11)
	Kari Montanus(s)	4 other accounts	$0.94 million	None(f)	None
Select Smaller-Cap Value Fund	Richard Rosen	4 RICs 21 other accounts	$1.42 billion $651.89 million	None	None(j)	(2)	(11)
	Kari Montanus(s)	4 other accounts	$0.94 million	None(f)	None
Seligman Communications and Information Fund	Richard Parower	4 RICs 2 PIVs 6 other accounts	$619.99 million $31.8 million $651.89 million	1 PIV ($226.38 M)	None	(2)	(20)
	Paul Wick	5 RICs 2PIVs 3 other accounts	$858.56 million $238.25 million $4.14 million	1 PIV ($226.38 M)	Over $1 million
	Ajay Diwan	6 RICs 1 PIV 5 other accounts	$4.19 billion $226.38 million $1.03 million	1 PIV ($226.38 M)	None
	Shekhar Pramanick(q)	1 RIC 1 PIV 5 other accounts	$76.24 million $226.38 million $2.13 million	1 PIV ($226.38 M)	None
	Sanjay Devgan(q)	1 RIC 1 PIV 2 other accounts	$76.24 million $226.38 million $0.29 million	1 PIV ($226.38 M)	None
Small/Mid Cap Value Fund	Jarl Ginsberg(e)	3 RICs 15 other accounts	$1.79 billion $38.75 million	None	None	(2)	(11)
	Christian Stadlinger(e)	3 RICs 14 other accounts	$1.79 billion $47.24 million	None	None
	David Hoffman(e)	2 RICs 1 PIV 6 other accounts	$3.92 billion $190.69 million $81.48 million	None	None
U.S. Government Mortgage Fund	Jason J. Callan	2 RICs 1 PIV 3 other accounts	$1.87 billion $14.70 million $1.15 million	None	None(j)	(2)	(11)
	Tom Heuer	1 RIC 6 other accounts	$1.83 billion $0.91 million	None	$10,001 – $50,000(i)

Statement of Additional Information	Page 90

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund	Catherine Stienstra	4 RICs 3 PIVs 4 other accounts	$3.03 billion $1.18 billion $20.74 million	None	None(i)	(2)	(11)
Floating Rate Fund	Lynn Hopton	17 PIVs 14 other accounts	$21.92 billion $12.35 million	None	None	(2)	(21)
	Yvonne Stevens	17 PIVs 14 other accounts	$21.92 billion $10.22 million	None	None
	Steve Staver	8 other accounts	$2.93 million	None	None
	Ronald Launsbach	6 other accounts	$1.24 million	None	None
Global Opportunities Fund	Anwiti Bahugana	8 RICs 19 PIVs 18 other accounts	$6.42 billion $1.55 billion $116.67 million	None	None	(2)	(11)
	Fred Copper	7 RICs 1 PIV 7 other accounts	$1.61 billion $217.57 million $46.41 million	None	None
	Jeffrey Knight	18 RICs 3 other accounts	$59.61 billion $1.51 million	None	None
	Gene Tanuzzo	3 RICs 11 other accounts	$4.77 billion $1.19 billion	None	None
	Orhan Imer	7 RICs 1 PIV 4 other accounts	$1.02 billion $4.36 million $0.51 million	None	None(d)
	Toby Nangle(q)	3 PIVs	$79.0 million	3 PIVs ($79 M)	None(g)	(8)	(12)
Income Opportunities	Brian Lavin	12 RICs 1 PIV 3 other accounts	$23.58 billion $9.07 million $2.30 million	None	$100,001 – $500,000(i)	(2)	(11)
Inflation Protected Securities	Orhan Imer	7 RICs 1 PIV 4 other accounts	$1.58 billion $4.36 million $0.51 million	None	None	(2)	(11)
Large Core Quantitative	Brian M. Condon	8 RICs 7 PIVs 25 other accounts	$4.36 billion $393.35 million $3.99 billion	1 PIV ($0.05 M)	None(j)	(2)	(11)
	Peter Albanese(x)	2 other accounts	$0.45 million	None	None
Large Growth Quantitative	Brian M. Condon	8 RICs 7 PIVs 25 other accounts	$7.62 billion $393.35 million $3.99 billion	1 PIV ($0.05 M)	None(f)	(2)	(11)
	Peter Albanese(x)	2 other accounts	$0.45 million	None	None
Large Value Quantitative	Brian M. Condon	8 RICs 7 PIVs 25 other accounts	$7.74 billion $393.35 million $3.99 billion	1 PIV ($0.05 M)	$1 – $10,000(j)	(2)	(11)
	Peter Albanese(x)	2 other accounts	$0.45 million	None	None
Limited Duration Credit	Tom Murphy	3 RICs 19 PIVs 33 other accounts	$4.28 billion $29.97 billion $2.69 billion	None	Over $1 million(j)	(2)	(11)
	Timothy J. Doubek	2 RICs 27 other accounts	$4.28 billion $1.36 billion	None	$100,001 – $500,000(j)
	Royce Wilson	1 RIC 2 other accounts	$2.86 billion $0.22 million	None	$1 – $10,000(f)
MN Tax-Exempt	Catherine Stienstra	4 RICs 3 PIVs 4 other accounts	$3.18 billion $1.18 billion $20.74 million	None	None	(2)	(11)
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	Marsico Capital:
	Munish Malhotra	8 RICs 3 other accounts	$1.52 billion $138.0 million	None	None	(9)	(14)
	Jordan Laycob	1 RIC	$759.0 million	None	None
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	Nicholas Pifer	16 RICs 27 PIVs 16 other accounts	$1.63 billion $31.98 billion $473.95 million	None	$100,000 – $500,000(f)	(2)	(11)

Statement of Additional Information	Page 91

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account(a)	Approximate Total Net Assets	Performance-Based Accounts(b)			Structure of Compensation
Asia Pacific ex-Japan Fund	Threadneedle:
	Vanessa Donegan	4 PIVs 1 other account	$1.49 billion $90.10 million	None	None(g)	(8)	(12)
	George Gosden	1 PIV 2 other accounts	$30.0 million $1.11 billion
Emerging Markets Bond Fund	Jim Carlen	3 RICs 4 PIVs 7 other accounts	$501.51 million $13.32 billion $138.13 million	None	$100,000 – $500,000(f)	(2)	(11)
	Henry Stipp	2 RICs 4 PIVs 3 other accounts	$457.2 million $951.0 million $609.0 million	3 PIVs ($420 M); 1 other account ($52 M)	None(g)	(8)	(12)
European Equity Fund	Threadneedle:
	Dan Ison	1 RIC 2 PIVs 3 other accounts	$573.8 million $318.2 million $4.37 billion	1 PIV ($116.8 M)	None(g)	(8)	(12)
	Ann Steele(v)	1 RIC 1 PIV 4 other accounts	$403.0 million $531.0 million $2.98 billion	None
Global Bond Fund	Gene Tannuzzo(u)	3 RICs 7 other accounts	$4.61 billion $0.23 million	None	None	(2)	(11)
	Zach Pandl(u)	6RICs 72 other accounts	$4.92 billion $1.27 billion
	Jim Cielinski	2 RICs 4 PIVs 1 other accounts	$1.04 billion $1.23 billion $38 million	2 PIVs ($266 M)	None(g)	(8)	(12)
	Matthew Cobon	2 RICs 4 PIVs	$1.04 billion $2.1 billion	4 PIVs ($2.1 B)	None(g)
Global Equity Fund	Threadneedle:
	Neil Robson	2 PIVs	$433.0 million	None	None(g)	(8)	(12)
	Pauline Grange	1 PIV	$55.0 million
Seligman Global Technology Fund	Paul Wick	5 RICs 2 PIVs 3 other accounts	$3.73 billion $127.79 million $4.35 million	2 PIVs ($127.79 M)	None	(2)	(20)
	Ajay Diwan	5 RICs 5 other accounts	$3.73 billion $1.25 million	None
	Shekhar Pramanick(q)	1 RIC 1 PIV 5 other accounts	$76.24 million $226.38 million $2.13 million	1 PIV ($226.28 M)
	Sanjay Devgan(q)	1 RIC 1 PIV 2 other accounts	$76.24 million $226.38 million $0.29 million	1 PIV ($226.38 M)
	Rahul Narang(m)	3 RICs 10 other accounts	$1.65 billion $86.09 million	None		(2)	(11)

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b)	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
(d)	Additionally, the portfolio manager holds investments in notional shares of the Fund in the range of $1 – $10,000.
(e)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of February 28, 2013.
(f)	Additionally, the portfolio manager holds investments in notional shares of the Fund in the range of $10,001 – $50,000.
(g)	The Fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the Fund.
(h)	Additionally, the portfolio manager holds investments in notional shares of the Fund in an amount over $1,000,000.
(i)	Additionally, the portfolio manager holds investments in notional shares of the Fund in the range of $50,001 – $100,000.
(j)	Additionally, the portfolio manager holds investments in notional shares of the Fund in the range of $100,001 – $500,000.
(k)	The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of April 30, 2014.
(l)	The portfolio manager began managing the Fund after its fiscal year end; reporting information is provided as of January 31, 2013.
(m)	The portfolio manager will begin managing the Fund effective June 30, 2014; reporting information is provided as of December 31, 2013.
(n)	The ‘other account’ is a wrap fee platform which includes approximately 206 underlying clients for total assets of approximately $69 million.

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(o)	One of the ‘other accounts’ is a wrap fee platform which includes approximately 2,394 underlying clients for total assets of approximately $887 million and two of the ‘other accounts’ represent model portfolios for total assets of approximately $1.26 billion, which also have a number of underlying client accounts.
(p)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2013.
(q)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of July 31, 2013.
(r)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of August 31, 2013.
(s)	The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of October 31, 2013.
(t)	The Fund is new and therefore has not passed its first fiscal year end; the portfolio manager information is provided as of December 31, 2013.
(u)	The portfolio manager began managing the Fund after its last fiscal year end; portfolio manager reporting information is provided as of January 31, 2014.
(v)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2014.
(w)	The portfolio manager began managing the Fund effective August 20, 2014; the portfolio manager reporting information is provided as of June 30, 2014.
(x)	The portfolio manager began managing the Fund after its last fiscal year end; the portfolio manager reporting is provided as of July 31, 2014.

Potential Conflicts of Interest

(1)	Columbia Management: Management of funds-of-funds differs from that of the other Funds. The portfolio management process is set forth generally below and in more detail in the Funds’ prospectus.

Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.

•

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other Funds.

•	The Investment Manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Investment Manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.

To the extent a fund-of-funds invest in securities and instruments other than other Funds, the portfolio manager is subject to the potential conflicts of interest described in (2) below.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.

(2)	Columbia Management: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those Funds and/or accounts. The effects of this potential conflict may be more pronounced where Funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests

Statement of Additional Information	Page 93

of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold. In addition, although the Investment Manager has entered into a personnel sharing arrangement with Threadneedle, the Investment Manager and Threadneedle maintain separate trading operations for their clients. By maintaining separate trading operations in this manner, the Funds may forego certain opportunities including the aggregation of trades across certain accounts managed by Threadneedle. This could result in the Funds competing in the market with one or more accounts managed by Threadneedle for similar trades. In addition, it is possible that the separate trading desks of the Investment Manager and Threadneedle may be on opposite sides of a trade execution for a Fund at the same time.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Investment Manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

To the extent a Fund invests in underlying Funds, a portfolio manager will be subject to the potential conflicts of interest described in (1) above.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.

(3)	SBH: The Code of Ethics and the Compliance Manual detail the requirements that each employee must disclose all potential conflicts of interest to the Chief Compliance Officer. Where warranted issuers (securities) may be placed on a watchlist to prevent any real or perceived conflict.

(4)	Columbia Management: Management of the Income Builder Fund-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the Fund’s prospectus.

The Investment Manager uses quantitative models combined with qualitative factors to determine the Funds’ allocations to the underlying funds. Using these methodologies, a group of the Investment Manager’s investment professionals allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. The Fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Funds, seeking to achieve each Fund’s objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

Because of the structure of funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

•

In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Fund-of-Funds, and could influence the allocation of fund-of-funds assets to or away from the underlying funds that they manage.

•	The Investment Manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

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The Investment Manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Trustees of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the Investment Manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Investment Manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.

(5)	Donald Smith: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no brokerage or investment banking activities.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(6)	BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(7)	MetWest Capital: MetWest Capital portfolio managers face inherent conflicts of interest in their day-to-day management of funds and other accounts because the funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the funds. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, MetWest Capital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, MetWest Capital minimizes inherent conflicts of interest by assigning the portfolio managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, MetWest Capital has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204A-1 under the Investment Advisers Act of 1940 to address potential conflicts associated with managing the funds and any personal accounts the portfolio managers may maintain.

The portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, MetWest Capital has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

(8)	Threadneedle: Threadneedle portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, a portfolio manager’s responsibilities at Threadneedle include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Statement of Additional Information	Page 95

Threadneedle has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(9)	Marsico Capital: A portfolio manager may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico Capital make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico Capital does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico Capital seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico Capital may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different client-specific objectives or restrictions or for other reasons such as different cash flows. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico Capital often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico Capital’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico Capital’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. To deal with these situations, Marsico Capital has adopted policies and procedures for allocating transactions across multiple accounts. Marsico Capital’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico Capital’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico Capital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that seek to minimize potential conflicts of interest that may arise because Marsico Capital advises multiple accounts. In addition, Marsico Capital monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico Capital, including Marsico Capital’s Code of Ethics.

(10)	DFA: Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to a mutual fund, such as the Variable Portfolio – DFA International Value Fund (“Fund”), and other accounts. Other accounts include registered mutual funds (including proprietary mutual funds advised by DFA or its affiliates), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of the Fund and other Accounts may result in a portfolio manager devoting unequal time and attention to the management of the fund and/or Accounts. DFA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager within an investment discipline are managed using the same investment models.

•

Investment Opportunities. It is possible that at times identical securities will be held by the Fund and one or more Accounts. However, positions in the same security may vary and the length of time that the Fund may hold investments in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Fund and one or more Accounts, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Accounts. To address these situations, DFA has adopted procedures for allocating portfolio transactions across multiple Accounts.

Statement of Additional Information	Page 96

•

Broker Selection. With respect to securities transactions for the Fund, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for the Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the Account.

•

Performance-Based Fees. For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Structure of Compensation

(11)	Columbia Management: Direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for more senior employees both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia Mutual funds, in most cases including the mutual funds the portfolio manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Annual incentive awards are variable and are based on (1) an evaluation of the employee’s investment performance and (2) the results of a peer and/or management review of the employee, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. Scorecards are used to measure performance of Mutual Funds and other accounts managed by the employee versus benchmarks and peer groups. Performance versus benchmark and peer group is generally weighted for the rolling one, three, and five year periods. One year performance is weighted 10%, three year performance is weighted 60%, and five year performance is weighted 30%. Relative asset size is a key determinant for fund weighting on a scorecard. Typically, weighting would be proportional to actual assets. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable. For leaders who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the mutual funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia mutual funds. Employees have the option of selecting from various Columbia mutual funds for their mutual fund deferral account, however portfolio managers must allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia mutual fund(s) they manage. Mutual fund deferrals vest over multiple years, so they help retain employees.

Exceptions to this general approach to bonuses exist for certain teams and individuals.

Funding for the bonus pool is determined by management and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and Columbia Management profitability for the year, which is largely determined by assets under management.

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For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(12)	Threadneedle: To align the interests of its investment staff with those of our clients, the remuneration plan for senior individuals comprises basic salary and an annual profit share scheme (linked to individual performance and the profitability of the company) delivered partly as a cash incentive, and partly as a deferred long-term incentive which Threadneedle believes encourages longevity of service, split equally between Restricted Stock Units in Ameriprise Financial and reinvestment into a suite of Threadneedle’s own funds. Investment performance is a major factor within that performance appraisal, judged relative to each fund’s targets on a 1- and 3-year basis, with a bias towards 3-year performance in order to incentivise delivery of longer-term performance. Threadneedle Fund Deferral program, through which the deferral is notionally invested in a number of Threadneedle funds, vesting in three equal parts over three years, which provides a strong tie for our investment professionals to client interests.

The split between each component within the remuneration package varies between investment professionals and will be dependent upon performance and the type of funds they manage.

Incentives are devised to reward:

•	investment performance and Threadneedle client requirements, in particular the alignment with Threadneedle clients through a mandatory deferral into Threadneedle’s own products; and

•	team cooperation and values.

The split of the incentive pool focuses on the:

•	performance of the individual’s own funds and research recommendations;

•	performance of all portfolios in the individual’s team;

•	overall contribution to the wider thinking and success of the investment team, for example, idea generation, interaction with colleagues and commitment to assist with the sales effort; and

•	Threadneedle performance.

•	Consideration of the individual’s overall performance is designed to incentivise fund managers to think beyond personal portfolio performance and reflects contributions made in:

•	inter-team discussions, including asset allocation, global sector themes and weekly investment meetings;

•	intra-team discussions, stock research and investment insights; and

•	a fund manager’s demonstration of Threadneedle values, as part of our team-based investment philosophy.

It is important to appreciate that for individuals to maximise their rating and hence their incentive remuneration they need to contribute in all areas. Importance is placed not only on producing strong fund performance but also contributing effectively to the team and the wider Investment department and on the Manager’s demonstration of Threadneedle’s corporate values. This structure is closely aligned with Threadneedle’s investment principles of sharing ideas and effective communication.

Investment professionals are formally reviewed once a year, and the performance year runs from January to December. However, we also take into consideration longer-term performance (rolling three and five years) together with a manager’s contribution to the investment dialogue and desk success and their control of and adherence to our risk controls.

(13)	Columbia Management: The compensation of specified portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) long-term incentive awards in the form of Ameriprise Financial stock options, restricted stock, and a long-term incentive awards paid in Ameriprise shares that are based on the performance of Ameriprise Financial over rolling three-year periods.

The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

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(14)	Marsico Capital: The compensation package for portfolio managers of Marsico Capital includes a competitive base salary reevaluated periodically, and may also include periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico Capital’s overall profitability for the period, and (2) individual achievements and contributions benefitting the firm and/or clients. Base salaries also may be adjusted upward (or downward) based on similar factors. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation generally takes into account, among other factors, the overall performance of accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based solely on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees.

In addition to salary and bonus, Marsico Capital’s portfolio managers may participate in other Marsico Capital benefits such as health insurance and retirement plans on the same basis as other Marsico Capital employees. Marsico Capital’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company.

As a general matter, Marsico Capital does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolio risks, Marsico Capital evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico Capital’s investment management team, contributions to Marsico Capital’s overall performance, discrete securities analysis, idea generation, ability and willingness to support and train other analysts, and other considerations.

(15)	DFA: Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the mutual funds or other accounts that the portfolio managers manage. DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of DFA as determined from time to time by the Board of Directors of DFA or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in DFA’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

(16)	Donald Smith: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm’s profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(17)	BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Portfolio managers and analysts are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

Statement of Additional Information	Page 99

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a longer-term incentive compensation plan in the form of an equity interest in Barrow, Hanley, Mewhinney & Strauss, LLC.

(18)	MetWest Capital: Compensation for investment professionals consists of a base salary and revenue-sharing bonus. A material portion of each professional’s annual compensation is in the form of a bonus tied to firm revenues, results relative to clients’ benchmarks, overall client satisfaction and individual contribution.

MetWest Capital’s compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm revenues and composite performance relative to the benchmark. To reinforce long-term focus, performance is measured over longer time periods (typically three to five years). Portfolio Managers and Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

Long-term retention agreements have been put in place for eligible members of MetWest Capital’s investment team. These agreements augment those incentive opportunities already in place.

(19)	SBH: Members of the Small Cap team are paid a salary that is competitive with industry standards and an incentive bonus based on a combination of individual and strategy performance. Marketers and client service personnel receive base salary and commission.

(20)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary and (ii) an annual cash bonus. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on fees and performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds.

The percentage of management fees on mutual funds and long-only institutional portfolios that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe.

A fixed percentage of management fees on hedge funds and separately managed accounts that follow a hedge fund mandate fund the bonus pool.

The percentage of performance fees on hedge funds and separately managed accounts that follow a hedge fund mandate that fund the bonus pool is based on the absolute level of each hedge fund’s current year investment return.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

(21)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, and (ii) an annual cash bonus. The annual cash bonus is paid from team bonus pools. Funding for two of the bonus pools is based upon a percentage of profits or revenue generated by the institutional portfolios they manage. The portfolio managers may also be paid from a separate bonus pool based upon the performance of the mutual fund(s) they mange. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the one, three and five year performance of the mutual fund(s) in relation to the relevant peer group universe.

Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

Statement of Additional Information	Page 100

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Investment Manager) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services necessary for, or appropriate to, the business and effective operation of the Fund that are not (a) provided by employees or other agents engaged by the Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the table below.

Administrative Services Agreement Fee Schedule

Funds	Asset Levels (in Millions)	Applicable Fee Rate
Absolute Return Currency and Income Fund; Absolute Return Emerging Markets Macro Fund; Absolute Return Enhanced Multi-Strategy Fund; Absolute Return Multi-Strategy Fund; Asia Pacific ex-Japan Fund; Commodity Strategy Fund; European Equity Fund; Global Bond Fund; Global Equity Fund; International Value Fund(a); Marsico Global Fund(b); Marsico International Opportunities Fund(b); Mortgage Opportunities Fund; Multi-Advisor International Equity Fund; Multi-Advisor Small Cap Value Fund; Overseas Value Fund; Select Smaller-Cap Value Fund; Small Cap Value Fund II	$0-$500 >$500-$1,000 >$1,000-$3,000 >$3,000-$12,000 >$12,000	0.080 0.075 0.070 0.060 0.050	% % % % %
AMT-Free Tax-Exempt Bond Fund; Emerging Markets Bond Fund(c); Floating Rate Fund; High Yield Bond Fund; Income Opportunities Fund; Inflation Protected Securities Fund; Limited Duration Credit Fund; Short Term Bond Fund; Short Term Municipal Bond Fund; U.S. Government Mortgage Fund	$0-$500 >$500-$1,000 >$1,000-$3,000 >$3,000-$12,000 >$12,000	0.070 0.065 0.060 0.050 0.040	% % % % %
AP Multi-Manager Value Fund; Diversified Equity Income Fund; Dividend Opportunity Fund; Equity Value Fund; Global Infrastructure Fund; Global Opportunities Fund(d); Large Cap Enhanced Core Fund; Large Core Quantitative Fund; Large Growth Quantitative Fund; Large Value Quantitative Fund; Marsico 21st Century Fund(b); Marsico Flexible Capital Fund; Marsico Focused Equities Fund(b); Marsico Growth Fund(b); Mid Cap Value Fund; Money Market Fund; Select Large Cap Equity Fund; Select Large-Cap Value Fund; Seligman Communications and Information Fund; Seligman Global Technology Fund(e); Small/Mid Cap Value Fund	$0-$500 >$500-$1,000 >$1,000-$3,000 >$3,000-$12,000 >$12,000	0.060 0.055 0.050 0.040 0.030	% % % % %
Flexible Capital Income Fund	$0-$500 >$500-$1,000 >$1,000-$3,000 >$3,000	0.060 0.055 0.050 0.040	% % % %
Capital Allocation Portfolios; Income Builder Fund; LifeGoal Growth Portfolio; Masters International Equity Portfolio	All Assets	0.020%
Convertible Securities Fund	$0-$500 >$500-$1,000 >$1,000	0.060 0.055 0.050	% % %
Large Cap Index Fund; Mid Cap Index Fund; Small Cap Index Fund	All Assets	0.100%
AMT-Free CA Intermediate Muni Bond Fund; AMT-Free GA Intermediate Muni Bond Fund; AMT-Free MD Intermediate Muni Bond Fund; MN Tax-Exempt Fund(f); AMT-Free NC Intermediate Muni Bond Fund; AMT-Free SC Intermediate Muni Bond Fund; AMT-Free VA Intermediate Muni Bond Fund	$0-$250 >$250-$1,000 >$1,000-$3,000 >$3,000-$12,000 >$12,000	0.070 0.065 0.060 0.050 0.040	% % % % %

(a)	This administration fee schedule became effective on December 14, 2013. Prior to December 14, 2013, International Value Fund paid an administration fee of 0.020% on all assets, and the Master Portfolio paid an administration fee of 0.060% on the first $500 million of assets, reducing to 0.030% as assets increase. Prior to June 1, 2013, International Value Fund paid an administration fee of 0.17% and the Master Portfolio paid an administration fee of 0.050%.

(b)

Prior to January 23, 2013, Marsico 21st Century Fund, Marsico Focused Equities Fund, Marsico Global Fund, Marsico Growth Fund and Marsico International Opportunities Fund paid an annual administrative services fee of 0.22% on all assets.

Statement of Additional Information	Page 101

(c)	Prior to July 1, 2011, the Investment Manager received an annual fee ranging from 0.080% to 0.050% as asset levels increased.

(d)	This fee applies to assets invested in securities, other than underlying mutual funds (including any exchange-traded funds (ETFs)) that pay an administrative services fee to Columbia Management, including other funds administered by the Investment Manager that do not pay an administrative fee, derivatives and individual securities. The Fund does not pay an administrative services fee on assets that are invested in underlying funds, including any ETFs, that pay an administrative services fee to Columbia Management.

(e)	Prior to March 1, 2011, the Investment Manager received an annual fee ranging from 0.080% to 0.050% as asset levels increased.

(f)	Prior to March 1, 2011, the Investment Manager received an annual fee ranging from 0.070% on the first $500,000,000, reducing to 0.040% as asset levels increased.

The Administrator, from the administration fee it receives from Large Cap Index Fund and Small Cap Index Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation. Prior to January 1, 2011, the Administrative Services Agreement for series of CFSTII was with Ameriprise Financial and prior to May 1, 2010, the administrator of the series of CFST was the Previous Administrator. Fees paid prior to these periods were paid to Ameriprise Financial or the Previous Administrator, as applicable. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. As described in Other Services Provided – Pricing and Bookkeeping Services, State Street was paid for certain services prior to August 8, 2011 with respect to series of CFST. The figures in the table below for periods before such date are net fees paid to the Administrator after deduction for these pricing and bookkeeping fees. The table is organized by fiscal year end.

Administrative Fees

	Administrative services fees paid in:
Fund	2014	2013	2012
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$121,626	$111,051	$114,275
Capital Allocation Conservative Portfolio	69,740	65,589	57,671
Capital Allocation Moderate Aggressive Portfolio	433,518	213,998	172,993	(a)
Capital Allocation Moderate Conservative Portfolio	128,628	25,851	19,610	(a)
Capital Allocation Moderate Portfolio	324,687	298,998	283,803
Income Builder Fund	222,085	172,633	135,995
LifeGoal Growth Portfolio	157,611	150,091	110,201	(a)
Masters International Equity Portfolio	8,959	10,846	14,245	(a)
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	386,205	317,615	468,787
Equity Value Fund	637,659	352,140	370,489	(b)
International Value Fund(c)	358,512	1,734,302	2,258,470
Large Cap Enhanced Core Fund	155,643	168,003	298,190
Large Cap Index Fund	2,824,934	2,516,462	3,361,680
Marsico 21st Century Fund	608,088	2,715,082	5,963,877
Marsico Focused Equities Fund	733,158	3,771,874	5,553,522
Marsico Global Fund	25,552	24,657	4,675
Marsico Growth Fund	1,110,866	5,475,810	7,140,171
Marsico International Opportunities Fund	201,595	885,760	1,825,542
Mid Cap Index Fund	3,214,924	2,425,603	2,688,253
Mid Cap Value Fund	1,911,227	1,847,219	3,145,380
Multi-Advisor International Equity Fund	700,784	882,560	1,516,047
Overseas Value Fund	242,402	23,311	9,224
Select Large Cap Equity Fund	343,281	470,848	630,042
Small Cap Index Fund	2,436,410	1,875,113	2,072,518
Small Cap Value Fund II	1,232,271	1,127,515	1,896,297

Statement of Additional Information	Page 102

	Administrative services fees paid in:
Fund	2014	2013		2012
For Funds with fiscal period ending March 31
Short Term Bond Fund	$1,714,352	$1,732,091		$1,741,167
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	201,539	205,113		221,560	(d)
AMT-Free GA Intermediate Muni Bond Fund	59,149	72,488		92,510	(d)
AMT-Free MD Intermediate Muni Bond Fund	74,179	99,254		120,430	(d)
AMT-Free NC Intermediate Muni Bond Fund	123,426	153,709		188,745	(d)
AMT-Free SC Intermediate Muni Bond Fund	92,375	117,813		145,980	(d)
AMT-Free VA Intermediate Muni Bond Fund	191,743	244,361		306,327	(d)
Global Infrastructure Fund	345,541	390,799		505,738
Short Term Municipal Bond Fund	1,264,155	1,367,486		1,839,118	(d)
	2013	2012		2011
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	88,312	96,772		2,220	(e)
Absolute Return Enhanced Multi-Strategy Fund	74,630	80,916		4,247	(f)
Absolute Return Multi-Strategy Fund	143,006	143,094		6,945	(f)
AP Multi-Manager Value Fund	389,955	35,913	(g)	N/A
Commodity Strategy Fund	47,681	10,787	(h)	N/A
Diversified Equity Income Fund(i)	1,565,210	1,241,940		2,237,285
Dividend Opportunity Fund(j)	2,317,635	1,436,783		911,737
Flexible Capital Income Fund	60,998	22,256	(h)	N/A
High Yield Bond Fund	1,136,506	1,044,473		1,148,320
Mortgage Opportunities Fund(l)	N/A	N/A		N/A
Multi-Advisor Small Cap Value Fund	263,048	288,940		332,878
Select Large-Cap Value Fund(m)	291,937	131,059		291,123
Select Smaller-Cap Value Fund(n)	300,791	134,853		359,260
Seligman Communications and Information Fund(o)	1,746,336	812,545		1,924,770
Small/Mid Cap Value Fund(k)	868,332	634,373		1,178,639
U.S. Government Mortgage Fund	1,521,599	836,349		227,058
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund(p)	445,257	286,567		408,892
Floating Rate Fund	441,027	341,054		353,645
Global Opportunities Fund(q)	473,470	428,730		737,125
Income Opportunities Fund	1,820,985	1,362,239		849,422
Inflation Protected Securities Fund	263,695	355,911		375,558
Large Core Quantitative Fund	1,772,519	1,707,529		1,858,033
Large Growth Quantitative Fund(r)	321,329	285,760		410,431
Large Value Quantitative Fund(s)	168,846	134,364		195,904
Limited Duration Credit Fund	728,804	648,545		476,431
MN Tax-Exempt Fund(t)	316,928	265,141		248,745
Money Market Fund	1,031,373	1,145,263		1,289,536
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	86,382	102,076		50,808	(u)

Statement of Additional Information	Page 103

	Administrative services fees paid in:
Fund	2013	2012	2011
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	$75,213	$88,948	$144,680
Asia Pacific ex-Japan Fund	388,921	338,241	412,388
Emerging Markets Bond Fund	549,411	381,281	223,177
European Equity Fund	311,340	273,680	169,966
Global Bond Fund	169,361	213,057	383,033
Global Equity Fund	302,867	319,567	363,610
Seligman Global Technology Fund	249,552	282,500	375,435

(a)	The Fund changed its fiscal year end in 2012 from March 31 to January 31. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to January 31, 2012.

(b)	The Fund changed its fiscal year end in 2012 from March 31 to February 28/29. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to February 29, 2012. For fiscal year ended 2011, the information shown is from April 1, 2010 to March 31, 2011.

(c)	The administration fees were paid prior to December 14, 2013 at both the Master Portfolio- and Feeder Fund-levels; amounts shown above include only the portion paid at the Feeder Fund-level.

(d)	The Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, the Funds paid administration fees as follows: AMT-Free CA Intermediate Muni Bond Fund paid $205,208; AMT-Free GA Intermediate Muni Bond Fund paid $86,372; AMT-Free MD Intermediate Muni Bond Fund paid $112,277; AMT-Free NC Intermediate Muni Bond Fund paid $175,678; AMT-Free SC Intermediate Muni Bond Fund paid $135,833; Short Term Municipal Bond Fund paid $1,717,276; and AMT-Free VA Intermediate Muni Bond Fund paid $285,097. For the fiscal period from April 1, 2012 to April 30, 2012, the Funds paid administration fees as follows: AMT-Free CA Intermediate Muni Bond Fund paid $16,352; AMT-Free GA Intermediate Muni Bond Fund paid $6,138; AMT-Free MD Intermediate Muni Bond Fund paid $8,153; AMT-Free NC Intermediate Muni Bond Fund paid $13,067; AMT-Free SC Intermediate Muni Bond Fund paid $10,147; Short Term Municipal Bond Fund paid $121,842; and AMT-Free VA Intermediate Muni Bond Fund paid $21,230.

(e)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(f)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(g)	For the period from April 20, 2012 (commencement of operations) to May 31, 2012.

(h)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(i)	The Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative services fees paid were $2,189,480.

(j)	The Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011. For the fiscal year from July 1, 2009 to June 30, 2010, the administrative services fees paid were $681,093.

(k)	The fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative services fees paid were $1,176,703.

(l)	The Fund is new as of the date of this SAI and therefore has no reporting information.

(m)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. For the fiscal year from January 1, 2010 to December 31, 2010, the administrative services fees paid were $213,950.

(n)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. For the fiscal year from January 1, 2010 to December 31, 2010, the administrative services fees paid were $332,614.

(o)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. For the fiscal year from January 1, 2010 to December 31, 2010, the administrative services fees paid were $1,848,982.

(p)	The fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011. For the fiscal year from December 1, 2009 to November 30, 2010, the administrative services fees paid were $455,742.

(q)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative services fees paid were $890,778.

(r)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative services fees paid were $428,326.

(s)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. For the fiscal year from October 1, 2009 to September 30, 2010, the administrative services fees paid were $160,909.

Statement of Additional Information	Page 104

(t)	The fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011. For the fiscal year from September 1, 2009 to August 31, 2010, the administrative services fees paid were $235,979.

(u)	For the period from September 28, 2010 (when shares became publicly available) to August 31, 2011.

The Distributor

Columbia Management Investment Distributors, Inc. (the Distributor), a subsidiary of Ameriprise Financial and an affiliate of the Investment Manager, serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: 225 Franklin Street, Boston, MA 02110.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trusts or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trusts pursuant to Rule 12b-1 under the 1940 Act. See Investment Management and Other Services — Distribution and Servicing Plans for more information about the share classes for which the Trusts has adopted a Distribution Plan.

See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trusts (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Distributor and the Previous Distributor each received commissions and other compensation for its services as reflected in the following charts, which show amounts paid to the Distributor and the Previous Distributor, as well as amounts the Distributor and the Previous Distributor retained, after paying commissions, for the three most recently completed fiscal years.

Sales Charges Paid to Distributor

	Sales Charges Paid to Distributor				Amount Retained by Distributor After Paying Commissions
Fund	2014	2013	2012		2014	2013	2012
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$1,269,205	$1,179,422	$1,399,274		$178,765	$163,689	$189,353
Capital Allocation Conservative Portfolio	325,677	452,383	368,743		49,250	70,230	54,957
Capital Allocation Moderate Aggressive Portfolio	2,593,126	504,862	655,326	(a)	361,669	64,900	88,484	(a)
Capital Allocation Moderate Conservative Portfolio	717,987	107,544	93,964	(a)	100,785	14,341	12,236	(a)
Capital Allocation Moderate Portfolio	2,608,927	2,849,144	2,982,585		367,543	400,801	409,361
Income Builder Fund	2,362,519	1,583,948	928,898		360,279	241,261	138,287
LifeGoal Growth Portfolio	824,671	917,200	758,904	(a)	114,629	123,076	101,003	(a)
Masters International Equity Portfolio	6,335	14,045	10,380	(a)	842	1,703	983	(a)

Statement of Additional Information	Page 105

	Sales Charges Paid to Distributor					Amount Retained by Distributor After Paying Commissions
Fund	2014	2013		2012		2014	2013		2012
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$245,133	$59,849		$177,690		$34,761	$7,826		$24,702
Equity Value Fund	232,934	146,966		135,386	(b)	32,164	20,274		19,263	(b)
International Value Fund	61,829	67,408		87,336		8,545	9,328		11,617
Large Cap Enhanced Core Fund	N/A	N/A		N/A		N/A	N/A		N/A
Large Cap Index Fund	N/A	289		212		N/A	N/A		N/A
Marsico 21st Century Fund	182,982	305,214		502,878		20,212	22,336		44,191
Marsico Focused Equities Fund	233,542	203,572		195,703		32,143	25,057		23,780
Marsico Global Fund	77,832	42,683		37,199		11,062	6,132		5,395
Marsico Growth Fund	244,434	236,184		258,774		33,086	29,675		31,531
Marsico International Opportunities Fund	20,494	27,190		41,286		2,563	2,659		2,942
Mid Cap Index Fund	N/A	N/A		N/A		N/A	N/A		N/A
Mid Cap Value Fund	266,769	175,442		223,040		36,677	21,486		25,312
Multi-Advisor International Equity Fund	85,904	91,719		113,730		11,856	12,794		14,938
Overseas Value Fund	108,431	N/A		N/A		15,303	N/A		N/A
Select Large Cap Equity Fund	44,943	43,543		25,633		5,837	6,072		3,371
Small Cap Index Fund	1,721	2,669		6,291		N/A	N/A		N/A
Small Cap Value Fund II	3,511	7,407		8,258		458	428		442
For Funds with fiscal period ending March 31
Short Term Bond Fund	112,580	176,680		150,382		25,042	35,020		32,975
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	62,171	58,551		38,657	(c)	8,824	7,900		5,814	(c)
AMT-Free GA Intermediate Muni Bond Fund	7,774	18,069		15,963	(c)	915	2,400		2,378	(c)
AMT-Free MD Intermediate Muni Bond Fund	5,688	20,855		31,404	(c)	702	2,823		4,362	(c)
AMT-Free NC Intermediate Muni Bond Fund	23,471	30,473		51,004	(c)	2,625	4,507		7,500	(c)
AMT-Free SC Intermediate Muni Bond Fund	35,555	102,192		63,596	(c)	4,727	14,363		9,534	(c)
AMT-Free VA Intermediate Muni Bond Fund	13,357	23,369		35,795	(c)	1,665	3,356		5,133	(c)
Global Infrastructure Fund	266,567	192,177		817,596		36,715	26,036		108,949
Short Term Municipal Bond Fund	44,450	48,724		38,726	(c)	6,331	6,477		9,616	(c)
	2013	2012		2011		2013	2012		2011
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	866	271		0	(d)	78	84		0	(d)
Absolute Return Enhanced Multi-Strategy Fund	32,355	184,779		47,292	(e)	4,410	26,260		6,607	(e)
Absolute Return Multi-Strategy Fund	13,170	54,508		16,127	(e)	2,121	7,981		2,491	(e)
AP Multi-Manager Value Fund	0	0	(f)	N/A		0	0	(f)	N/A
Commodity Strategy Fund	10,829	0	(g)	N/A		1,611	0	(g)	N/A
Diversified Equity Income Fund(h)	1,333,200	985,710		1,994,909		184,526	131,309		260,961
Dividend Opportunity Fund(i)	4,479,371	3,377,748		1,576,417		633,597	476,323		223,910
Flexible Capital Income Fund	17,374	11,959	(g)	N/A		2,507	1,638	(g)	N/A
High Yield Bond	1,204,924	973,589		941,458		185,026	144,186		147,197

Statement of Additional Information	Page 106

	Sales Charges Paid to Distributor				Amount Retained by Distributor After Paying Commissions
Fund	2013	2012	2011		2013	2012	2011
Mortgage Opportunities Fund(k)	N/A	N/A	N/A		N/A	N/A	N/A
Multi-Advisor Small Cap Value Fund	$132,857	$177,139	$282,634		$18,637	$23,723	$42,935
Select Large-Cap Value Fund(l)	103,537	42,518	120,151		14,265	5,557	15,278
Select Smaller-Cap Value Fund(m)	101,880	52,720	202,206		13,888	7,194	27,030
Seligman Communications and Information Fund(n)	1,225,388	1,110,624	2,580,026		159,833	148,424	337,085
Small/Mid Cap Value Fund(j)	349,017	266,582	637,323		48,388	35,277	83,946
U.S. Government Mortgage Fund	919,054	522,439	115,517		129,362	77,882	17,797
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund(o)	553,197	344,970	313,281		81,614	51,025	52,270
Floating Rate	608,203	272,294	594,876		88,974	37,088	85,896
Global Opportunities Fund(p)	662,066	637,364	926,592		92,310	87,695	123,737
Income Opportunities Fund	849,522	1,121,899	863,014		125,206	167,180	127,757
Inflation Protected Securities Fund	114,383	248,000	146,207		16,099	37,296	22,042
Large Core Quantitative Fund	1,316,521	1,304,280	529,681		183,151	171,146	190,165
Large Growth Quantitative Fund(q)	55,160	51,584	45,329		8,055	7,211	6,273
Large Value Quantitative Fund(r)	35,127	11,416	34,889		5,012	1,422	4,992
Limited Duration Credit Fund	535,048	582,376	594,441		76,033	81,611	91,387
MN Tax-Exempt Fund(s)	628,019	512,917	376,847		85,803	73,620	55,107
Money Market Fund	12,458	50,522	67,101		N/A	N/A	N/A
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	103,713	59,425	173,179	(t)	14,161	7,736	23,986	(t)
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	14,779	9,253	11,309		951	1,257	1,637
Asia Pacific ex-Japan Fund	2,206	518	5,187		255	63	747
Emerging Markets Bond Fund	683,523	614,265	469,999		102,103	96,104	69,226
European Equity	279,221	54,053	60,164		46,750	7,445	7,992
Global Bond Fund	146,679	178,419	138,452		21,614	26,728	19,694
Global Equity Fund	167,567	169,550	224,680		23,731	23,243	30,061
Seligman Global Technology Fund	166,638	271,011	430,051		22,533	36,780	56,686

(a)	The Fund changed its fiscal year end in 2012 from March 31 to January 31. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to January 31, 2012.

(b)	The Fund changed its fiscal year end in 2012 from March 31 to February 28/29. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to February 29, 2012.

(c)	The Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, the Funds paid sales charges as follows: AMT-Free CA Intermediate Muni Bond Fund paid $38,331; AMT-Free GA Intermediate Muni Bond Fund paid $15,958; AMT-Free MD Intermediate Muni Bond Fund paid $31,062; AMT-Free NC Intermediate Muni Bond Fund paid $46,642; AMT-Free SC Intermediate Muni Bond Fund paid $57,264; Short Term Municipal Bond Fund paid $35,161; and AMT-Free VA Intermediate Muni Bond Fund paid $35,555. For the fiscal period from April 1, 2012 to April 30, 2012, the Funds paid sales charges as follows: AMT-Free CA Intermediate Muni Bond Fund paid $326; AMT-Free GA Intermediate Muni Bond Fund paid $5; AMT-Free MD Intermediate Muni Bond Fund paid $342; AMT-Free NC Intermediate Muni Bond Fund paid $4,362; AMT-Free SC Intermediate Muni Bond Fund paid $6,332; Short Term Municipal Bond Fund paid $3,565; and AMT-Free VA Intermediate Muni Bond Fund paid $240.

(d)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(e)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(f)	For the period from April 20, 2012 (commencement of operations) to May 31, 2012.

(g)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(h)	The Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(i)	The Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

Statement of Additional Information	Page 107

(j)	The Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011.

(k)	The Fund is new as of the date of this SAI and therefore has no reporting information.

(l)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011.

(m)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011.

(n)	The fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011.

(o)	The fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011.

(p)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(q)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(r)	The fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(s)	The fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011.

(t)	For the period from September 28, 2010 (when shares became publicly available) to August 31, 2011.

Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers. See the prospectus for amounts retained by Selling Agents as a percentage of the offering price.

Distribution and Servicing Plans

The Trusts have adopted distribution and/or shareholder servicing plans for certain share classes. See the cover of this SAI for the share classes offered by the Funds.

The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges.

	Distribution Fee	Service Fee	Combined Total
Class A (Series of CFST)	—	—	0.25%(a)
Class A (Series of CFSTII)	up to 0.25%	up to 0.25%	0.25%(b)
Class B	0.75%(c)	0.25%	1.00%(d)
Class C	0.75%(c)	0.25%	1.00%(b)
Class I	None	None	None
Class K	None	None(e)	None
Class R (Series of CFST)	0.50%	—(f)	0.50%
Class R (Series of CFSTII)	up to 0.50%(b)	up to 0.25%	0.50%(f)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(b)
Class Y	None	None	None
Class Z	None	None	None

Statement of Additional Information	Page 108

(a)	Series of CFST pay a combined distribution and service fee pursuant to their combined shareholder servicing and distribution plan for Class A shares.

(b)	Fee amounts noted apply to all Funds other than Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. Effective April 15, 2010, the Distributor voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Money Market Fund. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(c)	For Short Term Bond Fund, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class B (effective as of February 15, 2013) and Class C (effective as of August 1, 2014) shares so that the distribution fee does not exceed 0.30% and 0.60%, respectively, annually. For High Yield Bond Fund, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually. For Global Infrastructure Fund, effective September 12, 2013, the Distributor has voluntarily agreed to waive the distribution fee for Class B.

(d)	Fee amounts noted apply to all Funds other than Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Money Market Fund. Effective January 1, 2013, the Distributor has voluntarily agreed to waive the 0.75% 12b-1 fees it receives from Class B shares of Seligman Communications and Information Fund. Compensation paid to selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees for this class. This voluntary waiver may be revised or terminated at any time without notice to shareholders. Class B shares are closed to new and existing investors.

(e)	Under a Plan Administration Services Agreement, the Funds’ Class K shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts. Shareholder services fees for Class K shares are not paid pursuant to a Rule 12b-1 plan.

(f)	Class R shares of series of CFST pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares and do not have a shareholder service plan for Class R shares. Series of CFSTII have a distribution and shareholder service plan for Class R shares pursuant to which the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets attributable to Class R shares of the Funds, of which amount, up to 0.25% may be reimbursed for shareholder service expense.

(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or Selling Agent, distribution and service fees are retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible Selling Agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your Selling Agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Plans for Series of CFST. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or Selling Agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the Distribution Plans could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the distribution plans must be approved by the Trustees in the manner provided in the foregoing sentence. The distribution plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Statement of Additional Information	Page 109

Plans for Series of CFSTII. The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the Distributor for certain expenses it incurs in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to Selling Agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to Selling Agents if the amounts due are below an amount determined by the Distributor in its discretion.

For the Series of CFSTII for Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to Selling Agents and to pay for other distribution related expenses. Selling Agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

Prior to October 27, 2012, Class R4 shares were subject to a distribution fee of 0.25% and a service fee that is not paid pursuant to a 12b-1 plan of 0.25%.

Fees Paid.

For its most recent fiscal period, each Fund paid distribution and/or service fees as shown in the following table. The table is organized by fiscal year end.

12b-1 Fees

Fund	Class A	Class B	Class C	Class R	Class R4	Class T	Class W
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$1,316,895	$359,999	$441,743	$1,908	$0	N/A	N/A
Capital Allocation Conservative Portfolio	700,461	166,160	492,535	583	0	N/A	N/A
Capital Allocation Moderate Aggressive Portfolio	4,103,041	1,033,772	1,752,950	23,265	0	$306,510	N/A
Capital Allocation Moderate Conservative Portfolio	1,268,785	302,649	790,836	11,711	0	N/A	N/A
Capital Allocation Moderate Portfolio	3,464,313	848,206	1,487,226	2,881	0	N/A	N/A
Income Builder Fund	2,247,024	313,091	1,498,805	5,621	0	N/A	N/A
LifeGoal Growth Portfolio	1,462,926	524,118	944,677	17,244	0	N/A	N/A
Masters International Equity Portfolio	45,105	14,559	38,170	569	N/A	N/A	N/A
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	633,451	10,175	221,110	10,961	0	N/A	$69,467
Equity Value Fund	2,439,859	176,551	261,412	4,242	0	N/A	44
International Value Fund	316,556	4,936	263,924	705	0	N/A	N/A
Large Cap Enhanced Core Fund	51,515	N/A	N/A	11,231	N/A	N/A	N/A
Large Cap Index Fund	1,638,462	2,793	N/A	N/A	N/A	N/A	N/A
Marsico 21st Century Fund	1,346,311	511,226	2,479,702	116,088	N/A	N/A	N/A
Marsico Focused Equities Fund	1,824,136	126,428	2,350,314	N/A	N/A	N/A	N/A
Marsico Global Fund	44,502	N/A	38,963	10,046	N/A	N/A	N/A
Marsico Growth Fund	1,535,948	143,375	2,941,305	103,894	0	N/A	9
Marsico International Opportunities Fund	222,032	46,221	168,210	4,914	0	N/A	N/A
Mid Cap Index Fund	1,934,445	N/A	N/A	N/A	N/A	N/A	N/A
Mid Cap Value Fund	2,617,048	158,182	1,228,029	306,478	0	N/A	165,640
Multi-Advisor International Equity Fund	772,378	52,583	124,358	8,936	0	N/A	707,844
Overseas Value Fund	497,620	106,498	43,496	N/A	N/A	N/A	111,857
Select Large Cap Equity Fund	318,576	6,074	37,698	N/A	N/A	N/A	8
Small Cap Index Fund	2,246,900	108,151	N/A	N/A	N/A	N/A	N/A
Small Cap Value Fund II	698,787	20,298	166,356	84,119	0	N/A	N/A
For Funds with fiscal period ending March 31
Short Term Bond Fund	1,307,443	47,810	555,273	21,853	0	N/A	23,669

Statement of Additional Information	Page 110

Fund	Class A	Class B	Class C	Class R		Class R4	Class T		Class W
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	$74,210	$202	$90,675	$	N/A	$0	$	N/A	$	N/A
AMT-Free GA Intermediate Muni Bond Fund	42,773	2,094	38,881		N/A	0		N/A		N/A
AMT-Free MD Intermediate Muni Bond Fund	54,662	995	25,789		N/A	0		N/A		N/A
AMT-Free NC Intermediate Muni Bond Fund	75,372	1,142	72,913		N/A	0		N/A		N/A
AMT-Free SC Intermediate Muni Bond Fund	56,893	719	139,820		N/A	0		N/A		N/A
AMT-Free VA Intermediate Muni Bond Fund	123,529	234	44,975		N/A	0		N/A		N/A
Global Infrastructure Fund	767,269	66,490	377,425		2,033	0		N/A		N/A
Short Term Municipal Bond Fund	438,472	1,378	261,673		N/A	0		N/A		N/A
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	991	26	184		13	N/A		N/A		85,901
Absolute Return Enhanced Multi-Strategy Fund	122,261	782	48,469		34	N/A		N/A		15,803
Absolute Return Multi-Strategy Fund	92,226	1,335	44,110		12	N/A		N/A		53,212
AP Multi-Manager Value Fund	1,659,066	N/A	N/A		N/A	N/A		N/A		N/A
Commodity Strategy Fund	2,897	N/A	412		306	N/A		N/A		6
Diversified Equity Income Fund	6,009,287	1,098,384	575,545		51,482	55,425		N/A		10
Dividend Opportunity Fund	7,961,316	512,888	2,187,839		60,044	N/A		N/A		131,649
Flexible Capital Income Fund	21,326	N/A	5,357		14	N/A		N/A		19,210
High Yield Bond Fund	3,268,670	273,619	854,837		52,346	8,669		N/A		113,044
Mortgage Opportunities Fund(a)	N/A	N/A	N/A		N/A	N/A		N/A		N/A
Multi-Advisor Small Cap Value Fund	639,963	126,431	91,712		27,170	2,490		N/A		N/A
Select Large-Cap Value Fund	638,496	24,830	469,825		65,349	N/A		N/A		49,905
Select Smaller-Cap Value Fund	732,674	87,760	344,988		45,835	N/A		N/A		N/A
Seligman Communications and Information Fund	6,198,880	302,096	6,446,906		208,750	26		N/A		N/A
Small/Mid Cap Value Fund	2,151,297	380,828	298,155		62,523	45,641		N/A		11
U.S. Government Mortgage Fund	1,739,865	69,354	565,395		N/A	N/A		N/A		24,301
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund	1,563,198	24,568	161,526		N/A	N/A		N/A		N/A
Floating Rate Fund	1,002,020	80,064	606,983		2,138	N/A		N/A		11
Global Opportunities Fund	1,983,485	393,279	330,185		23	N/A		N/A		N/A
Income Opportunities Fund	3,084,851	230,938	1,156,573		4,975	N/A		N/A		28,561
Inflation Protected Securities Fund	547,288	61,068	209,540		27,291	N/A		N/A		111,105
Large Core Quantitative Fund	7,184,805	840,438	278,888		18,668	N/A		N/A		275,833
Large Growth Quantitative Fund	731,974	11,735	25,956		431	N/A		N/A		123,045
Large Value Quantitative Fund	37,530	8,048	24,885		38	N/A		$220,041		201,962
Limited Duration Credit Fund	1,621,009	64,646	957,162		N/A	N/A		N/A		49,115
Minnesota Tax-Exempt Fund	1,062,550	16,733	396,377		N/A	N/A		N/A		N/A
Money Market Fund	N/A	85,679	N/A		N/A	N/A		N/A		N/A
For Funds with fiscal period ending August 31
Marsico Flexible Capital	149,224	N/A	141,307		2,300	N/A		N/A		N/A
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	64,105	3,263	27,887		N/A	N/A		N/A		7,874
Asia Pacific ex-Japan Fund	1,887	N/A	1,307		1,396	N/A		N/A		N/A
Emerging Markets Bond Fund	750,247	27,750	585,012		14,518	N/A		N/A		155,853
European Equity Fund	156,744	15,199	37,237		N/A	N/A		N/A		8
Global Bond Fund	467,078	45,811	79,962		23	N/A		N/A		21,578
Global Equity Fund	855,921	105,386	171,692		617	N/A		N/A		8
Seligman Global Technology Fund	791,239	71,300	666,664		38,392	N/A		N/A		N/A

(a)	The Fund is new as of the date of this SAI and therefore has no reporting information.

For Series of CFSTII Funds with Class B and Class C shares:

The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the Distributor and not yet reimbursed (“unreimbursed expense”) for Class B and Class C shares of series of

Statement of Additional Information	Page 111

CFSTII. These amounts are based on the most recent information available as of March 31, 2014 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Unreimbursed Distribution Expenses

	Class B	Percentage of Class B net assets	Class C	Percentage of Class C net assets
Absolute Return Currency and Income Fund	$42,000	36.30%	$21,000	1.19%
Absolute Return Emerging Markets Macro Fund	0	0.00%	24,000	978.41%
Absolute Return Enhanced Multi-Strategy Fund	9,000	7.08%	10,000	0.30%
Absolute Return Multi-Strategy Fund	13,000	17.20%	16,000	0.53%
AMT-Free Tax-Exempt Bond Fund	254,000	19.58%	60,000	0.51%
Asia Pacific ex-Japan Fund	N/A	N/A	2,000	0.92%
Capital Allocation Aggressive Portfolio	1,593,000	5.20%	248,000	0.46%
Capital Allocation Conservative Portfolio	1,735,000	15.03%	235,000	0.49%
Capital Allocation Moderate Portfolio	5,636,000	8.28%	1,631,000	0.96%
Commodity Strategy Fund	N/A	N/A	1,000	0.60%
Diversified Equity Income Fund	8,427,000	11.01%	659,000	0.96%
Dividend Opportunity Fund	3,437,000	8.36%	1,406,000	0.33%
Emerging Markets Bond Fund	135,000	9.04%	335,000	0.62%
Equity Value Fund	$1,678,000	11.08%	$67,000	0.22%
European Equity Fund	194,000	9.61%	215,000	0.78%
Flexible Capital Income Fund	N/A	N/A	192,000	0.58%
Floating Rate Fund	1,282,000	15.71%	809,000	0.61%
Global Bond Fund	605,000	28.39%	62,000	1.19%
Global Equity Fund	787,000	9.88%	1,368,000	7.66%
Global Infrastructure Fund	0	0.00%	41,000	0.10%
Global Opportunities Fund	3,691,000	12.48%	359,000	1.04%
High Yield Bond Fund	2,552,000	15.41%	7,861,000	8.06%
Income Builder Fund	4,557,000	17.25%	946,000	0.46%
Income Opportunities Fund	1,906,000	14.66%	454,000	0.38%
Inflation Protected Securities Fund	516,000	28.02%	133,000	1.15%
Large Core Quantitative Fund	6,345,000	9.32%	1,218,000	3.54%
Large Growth Quantitative Fund	97,000	10.93%	19,000	0.56%
Large Value Quantitative Fund	27,000	3.87%	13,000	0.23%
Limited Duration Credit Fund	632,000	16.72%	550,000	0.68%
Marsico Flexible Capital Fund	N/A	N/A	74,000	0.28%
MN Tax-Exempt Fund	111,000	12.13%	263,000	0.67%
Money Market Fund	3,893,000	53.01%	2,610,000	9.92%
Multi-Advisor Small Cap Value Fund	1,031,000	11.24%	125,000	1.01%
Select Large-Cap Value Fund	37,000	1.58%	2,833,000	3.84%
Select Smaller-Cap Value Fund	662,000	10.42%	2,541,000	5.86%
Seligman Communications and Information Fund	0	0.00%	18,691,000	2.78%
Seligman Global Technology Fund	161,000	2.95%	4,342,000	5.85%
Small/Mid Cap Value Fund	1,870,000	6.84%	359,000	0.98%
U.S. Government Mortgage Fund	755,000	24.84%	162,000	0.40%

Statement of Additional Information	Page 112

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their Selling Agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds. Effective May 31, 2014, the Distributor has voluntarily agreed to waive an additional 0.05% for Capital Allocation Moderate Agressive Portfolio, making the net fee 0.25% for that Fund. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Funds, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of Fund shares and (viii) other similar services.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. is the transfer agent for the Funds. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110. Under a Transfer and Dividend Disbursing Agent Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Class I shares and Class Y shares do not pay transfer agency fees. The Funds pay the Transfer Agent an annual transfer agency fee of $19.25 per account, payable monthly for all share classes except for Class I shares and Class Y shares. Prior to July 1, 2013, the Funds paid the Transfer Agent an annual transfer agency fee of $21.00 per account, payable monthly; and prior to July 1, 2012, the Funds paid the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly.

In addition to the per-account fee, the Funds pay the Transfer Agent (a) a fee with respect to Class A, Class B, Class C, Class R, Class R4 (beginning November 1, 2012), Class T, Class W and Class Z at the annual rate of 0.20% of the average aggregate value of shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the transfer agent is reimbursed $16 annually, calculated monthly based on the total number of positions in which accounts at the end of such month) or (b) a fee with respect to Class K and Class R5 shares of 0.05% of the average aggregate value of shares maintained in omnibus accounts, provided that total transfer agency fees for Class K and Class R5 shares, including reimbursements, shall not exceed 0.05%. (Neither Class I shares nor Class Y shares are subject to these fees relating to omnibus accounts.) Prior to November 1, 2012, the fee described above for Class A, Class B, Class C, Class R, Class T, Class W and Class Z on the aggregate value of shares maintained in omnibus accounts (other than accounts for which American Enterprise Investment Services, Inc. was broker) was up to 0.20%. Prior to November 1, 2012, Class R4 shares were subject to a lower transfer agency fee equal to (i) an annual fee of $21 per account and (ii) up to 0.05% of the average aggregate value of shares maintained in omnibus accounts.

The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. Transfer agency costs for each Fund are calculated separately for each of (i) Class K and Class R5 shares and (ii) all other share classes (except Class I and Class Y shares, which pay no transfer agency fees).

The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

Plan Administration Services

The Funds that offer Class K shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion

Statement of Additional Information	Page 113

services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class K shares. Prior to October 27, 2012, Class R4 shares were also subject to the Plan Administration Services Agreement and related fee.

The Custodian

The Funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan, 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. JPMorgan is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the Fund’s custodian agreement.

Pricing and Bookkeeping Services (with Respect to CFST Series Only)

Prior to August 8, 2011, State Street provided certain pricing and bookkeeping services to the series of CFST. The Administrator was responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, CFST entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provided financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provided accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (except the Capital Allocation Portfolios that are series of CFST, LifeGoal Growth Portfolio, Masters International Equity Portfolio, Large Cap Index Fund and Small Cap Index Fund) paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year did not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (except the Capital Allocation Portfolios that are series of CFST, LifeGoal Growth Portfolio, Large Cap Index Fund and Small Cap Index Fund) also reimbursed State Street for certain out-of-pocket expenses and charges. The State Street Agreements were terminated on August 8, 2011.

Under the State Street Agreements, Masters International Equity Portfolio paid State Street an annual fee of $26,000 paid monthly. The Capital Allocation Portfolios that are series of CFST did not pay any separate fees for services rendered under the State Street Agreements and the fees for pricing and bookkeeping services incurred by the them were paid as part of the management fee. Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by Large Cap Index Fund and Small Cap Index Fund are paid by the Administrator.

Pricing and Bookkeeping Fees Paid by the Funds

The Investment Manager, the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street, the Investment Manager and the Previous Adviser for the three most recently completed fiscal years, except as otherwise indicated.

Pricing and Bookkeeping Fees

	Pricing and Bookkeeping Fees
Fund	2014	2013	2012
For Funds with fiscal period ending January 31
Capital Allocation Moderate Aggressive Portfolio	N/A	N/A	N/A
Capital Allocation Moderate Conservative Portfolio	N/A	N/A	N/A
LifeGoal Growth Portfolio	N/A	N/A	N/A
Masters International Equity Portfolio	N/A	N/A	$509

Statement of Additional Information	Page 114

	Pricing and Bookkeeping Fees
Fund	2014	2013	2012
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	N/A	N/A	$40,806
International Value Fund(a)	N/A	N/A	16,344
Large Cap Enhanced Core Fund	N/A	N/A	30,316
Large Cap Index Fund	N/A	N/A	N/A
Marsico 21st Century Fund	N/A	N/A	59,721
Marsico Focused Equities Fund	N/A	N/A	57,903
Marsico Global Fund	N/A	N/A	18,087
Marsico Growth Fund	N/A	N/A	59,396
Marsico International Opportunities Fund	N/A	N/A	54,903
Mid Cap Index Fund	N/A	N/A	60,484
Mid Cap Value Fund	N/A	N/A	9,536
Multi-Advisor International Equity Fund	N/A	N/A	10,528
Overseas Value Fund	N/A	N/A	17,395
Select Large Cap Equity Fund	N/A	N/A	48,189
Small Cap Index Fund	N/A	N/A	N/A
Small Cap Value Fund II	N/A	N/A	59,231
For Funds with fiscal period ending March 31
Short Term Bond Fund	N/A	N/A	27,398
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	N/A	N/A	10,948
AMT-Free GA Intermediate Muni Bond Fund	N/A	N/A	7,583
AMT-Free MD Intermediate Muni Bond Fund	N/A	N/A	8,201
AMT-Free NC Intermediate Muni Bond Fund	N/A	N/A	9,953
AMT-Free SC Intermediate Muni Bond Fund	N/A	N/A	8,707
AMT-Free VA Intermediate Muni Bond Fund	N/A	N/A	12,533
Short Term Municipal Bond Fund	N/A	N/A	29,401

(a)	The Pricing and Bookkeeping Fees were paid at both the Master Portfolio- and Feeder Fund-levels; amounts shown above include only the portion paid at the Feeder Fund-level.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 225 South Sixth Street, Minneapolis, MN 55402, is the Funds’ independent registered public accounting firm. The financial statements for series of CFSTII for the fiscal year ended August 31, 2012 or later, and for the series of CFST for the last five fiscal periods contained in each Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The financial statements for the series of CFSTII for fiscal periods ended on or before July 31, 2012 were audited by the Funds’ former auditors. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for their respective fiscal years.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein except that the unaudited financial statements included in the semi-annual report to shareholders of Commodity Strategy Fund, European Equity Fund, Marsico 21st Century Fund and Marsico Global Fund are incorporated herein by reference. The audited financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Goodwin Procter LLP serves as legal counsel to the Trusts. Its address is 901 New York Avenue N.W., Washington, DC, 20001. Kramer Levin Naftalis & Frankel LLP serves as counsel to the Independent Trustees of the Trusts. Its address is 1177 Avenue of the Americas, New York, NY 10036.

Statement of Additional Information	Page 115

Board Services Corporation

The Funds have an agreement with Board Services located at 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the Funds for purposes of administering the payment of compensation to each Independent Trustee, to provide office space for use by the Funds and their Board, and to provide any other services to the Board or the Independent Trustees, as may be reasonably requested.

Expense Limitations

The Investment Manager and certain of its affiliates have agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) so that certain Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed specified rates for specified time periods, as described in a Fund’s prospectus.

The tables below show the expenses reimbursed and fees waived by Investment Manager and its affiliates for the last three fiscal periods. The table is organized by fiscal year end.

Expenses Reimbursed

	Amounts Reimbursed
Fund	2014	2013	2012
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$2	$42,247	$0
Capital Allocation Conservative Portfolio	0	0	13
Capital Allocation Moderate Aggressive Portfolio	0	0	0	(a)
Capital Allocation Moderate Conservative Portfolio	0	172,293	79,686	(a)
Capital Allocation Moderate Portfolio	0	0	0
Income Builder Fund	0	17,281	8,915
LifeGoal Growth Portfolio	0	376,520	408,807	(a)
Masters International Equity Portfolio	245,996	246,708	364,519	(a)
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	1,386,820	1,123,957	661,525
Equity Value Fund	46,438	586,764	589,659	(b)
International Value Fund(c)	274,239	1,437,231	1,523,364
Large Cap Enhanced Core Fund	639,263	620,644	375,082
Large Cap Index Fund	90,356	345,458	1,275,467
Marsico 21st Century Fund	N/A	131,463	N/A
Marsico Focused Equities Fund	89	1,025,662	N/A
Marsico Global Fund	90,302	78,204	166,867
Marsico Growth Fund	0	2,313,639	1,653,534
Marsico International Opportunities Fund	0	N/A	100
Mid Cap Index Fund	6,337,793	5,049,926	5,810,057
Mid Cap Value Fund	0	4	94,391
Multi-Advisor International Equity Fund	0	68,963	590,729
Overseas Value Fund	783,102	76,755	295,200
Select Large Cap Equity Fund	278,009	284,624	446,143
Small Cap Index Fund	80,248	67,196	61,413
Small Cap Value Fund II	0	355,517	887,545
For Funds with fiscal period ending March 31
Short Term Bond Fund	2,030,139	2,911,218	3,769,340
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	651,807	683,493	663,551	(d)
AMT-Free GA Intermediate Muni Bond Fund	221,483	226,902	263,629	(d)

Statement of Additional Information	Page 116

	Amounts Reimbursed
Fund	2014	2013		2012
AMT-Free MD Intermediate Muni Bond Fund	$244,382	$282,544		$322,443	(d)
AMT-Free NC Intermediate Muni Bond Fund	321,351	370,983		437,416	(d)
AMT-Free SC Intermediate Muni Bond Fund	265,033	283,518		404,669	(d)
AMT-Free VA Intermediate Muni Bond Fund	431,935	523,516		661,234	(d)
Global Infrastructure Fund	0	0		0
Short Term Municipal Bond Fund	3,155,193	3,478,062		3,448,466	(d)
For Funds with fiscal period ending May 31	2013	2012		2011
Absolute Return Emerging Markets Macro Fund	457,061	283,399		191,184	(e)
Absolute Return Enhanced Multi-Strategy Fund	338,873	360,004		157,958	(f)
Absolute Return Multi-Strategy Fund	410,834	294,481		152,486	(f)
AP Multi-Manager Value Fund	1,092,172	183,427	(g)	N/A
Commodity Strategy Fund	149,155	123,362	(h)	N/A
Diversified Equity Income Fund(i)	1,515,231	N/A		N/A
Dividend Opportunity Fund(j)	N/A	N/A		66,343
Flexible Capital Income Fund	209,792	165,728	(k)	N/A
High Yield Bond Fund	115,435	624,232		286,506
Mortgage Opportunities Fund(l)	N/A	N/A		N/A
Multi-Advisor Small Cap Value Fund	896,928	630,115		649,521
Select Large-Cap Value Fund(m)	369,622	176,832		85,378
Select Smaller-Cap Value Fund(m)	428,854	108,261		253,728
Seligman Communications and Information Fund(m)	N/A	N/A		N/A
Small/Mid Cap Value Fund(i)	990,435	774,166		59,288
U.S. Government Mortgage Fund	1,366,274	534,787		420,920
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund(n)	195,063	172,079		153,083
Columbia Floating Rate	72,956	133,698		112,421
Global Opportunities Fund(o)	385,551	413,206		N/A
Income Opportunities Fund	695,144	1,347,472		N/A
Inflation Protected Securities Fund	755,565	1,012,016		1,092,024
Large Core Quantitative Fund	640,310	2,906,992		2,032,601
Large Growth Quantitative Fund(o)	137,896	406,292		1,780
Large Value Quantitative Fund(o)	410,400	510,906		379,669
Limited Duration Credit Fund	90,524	274,803		543,410
MN Tax-Exempt Fund(p)	52,762	186,446		123,745
Money Market Fund	12,993,538	12,365,143		11,539,424
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	56,396	2,865		96,082	(q)
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	135,327	253,058		N/A
Asia Pacific ex-Japan Fund	N/A	N/A		2
Emerging Markets Bond Fund	N/A	N/A		197,205
European Equity Fund	N/A	25,194		26,946
Global Bond Fund	497,635	483,448		554,755
Global Equity Fund	240,279	578,988		441,718
Seligman Global Technology Fund	210,904	442,372		N/A

(a)	The Fund changed its fiscal year end in 2012 from March 31 to January 31. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to January 31, 2012.

(b)	The Fund changed its fiscal year end in 2012 from March 31 to February 28/29. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to February 29, 2012.

Statement of Additional Information	Page 117

(c)	The expenses were reimbursed prior to December 14, 2013 at both the Master Portfolio- and Feeder Fund-levels; amounts shown above only include the portion paid at the Feeder Fund-level.

(d)	The Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012. For the fiscal year ended March 31, 2012, the Funds’ expenses were reimbursed as follows: AMT-Free CA Intermediate Muni Bond Fund was reimbursed $600,402; AMT-Free GA Intermediate Muni Bond Fund was reimbursed $244,283; AMT-Free MD Intermediate Muni Bond Fund was reimbursed $293,304; AMT-Free NC Intermediate Muni Bond Fund was reimbursed $405,635; AMT-Free SC Intermediate Muni Bond Fund was reimbursed $377,522; Short Term Municipal Bond Fund was reimbursed $3,133,665; and AMT-Free VA Intermediate Muni Bond Fund was reimbursed $616,163. For the fiscal period from April 1, 2012 to April 30, 2012, the Funds’ expenses were reimbursed as follows: AMT-Free CA Intermediate Muni Bond Fund was reimbursed $63,149; AMT-Free GA Intermediate Muni Bond Fund was reimbursed $19,346; AMT-Free MD Intermediate Muni Bond Fund was reimbursed $29,139; AMT-Free NC Intermediate Muni Bond Fund was reimbursed $31,781; AMT-Free SC Intermediate Muni Bond Fund was reimbursed $27,147; Short Term Municipal Bond Fund was reimbursed $314,801; and AMT-Free VA Intermediate Muni Bond Fund was reimbursed $45,071.

(e)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(f)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(g)	For the period from April 20, 2012 (commencement of operations) to May 31, 2012.

(h)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(i)	The Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(j)	The Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For the fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011.

(k)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(l)	The Fund is new as of the date of this SAI and therefore has no reporting information.

(m)	The Fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For the fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011.

(n)	The Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For the fiscal years ended 2011 and 2010, the information shown is from December 1, 2010 to November 30, 2011 and December 1, 2009 to November 30, 2010, respectively.

(o)	The Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For the fiscal years ended 2011 and 2010, the information shown is from October 1, 2010 to September 30, 2011 and October 1, 2009 to September 30, 2010, respectively.

(p)	The Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For the fiscal years ended 2011 and 2010, the information shown is from September 1, 2010 to August 31, 2011 and September 1, 2009 to August 31, 2010, respectively.

(q)	For the period from September 28, 2010 (when shares became publicly available) to August 31, 2011.

Fees Waived

If a Fund is not shown, there were no fees waived for the relevant fiscal periods.

	Fees Waived
Fund	2014	2013	2012
For Funds with fiscal period ending February 28/29
Large Cap Enhanced Core Fund	$303,692	$465,755	$393,128
For Funds with fiscal period ending March 31
Short-Term Bond Fund	475,404	542,582	573,941
For Funds with fiscal period ending April 30
Global Infrastructure Fund	60,494	N/A	N/A
	2013	2012	2011
For Funds with fiscal period ending May 31
High Yield Bond Fund	15,861	N/A	N/A
Seligman Communications and Information Fund	120,922	N/A	N/A
For Funds with fiscal period ending July 31
Income Opportunities Fund	204,334	249,875	N/A

Statement of Additional Information	Page 118

Other Roles and Relationships of Ameriprise Financial and Its Affiliates – Certain Conflicts of Interest

As described above in the Investment Management and Other Services section of this SAI, and in the More Information About the Fund – Primary Service Providers section of each Fund’s prospectus, the Investment Manager, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Investment Manager and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Investment Manager and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Investment Manager’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Investment Manager’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Investment Manager’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, broker-dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Investment Manager and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Investment Manager and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Investment Manager and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Investment Manager or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Investment Manager, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Investment Manager, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of

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interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Investment Manager has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Investment Manager and other affiliates of Ameriprise Financial. For more information, see Investment Management and Other Services – The Investment Manager and Subadvisers – Portfolio Managers – Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Investment Manager, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Investment Manager or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Management and Other Services – The Investment Manager and Subadvisers – Portfolio Manager(s) – Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Investment Manager may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker-dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

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Proxy Voting

Proxy voting decisions with respect to a Fund’s portfolio securities may or may not benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. For more information about the Funds’ proxy voting policies and procedures, see Investment Management and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Investment Manager and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Management and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, certain securities may be subject to ownership limitations due to regulatory limits on investments in certain industries (such as, for example, banking and insurance) and markets (such as emerging or international markets), or certain transactions (such as those involving certain derivatives or other instruments) or mechanisms imposed by certain issuers (such as, among others, poison pills). Certain of these restrictions may impose limits on the aggregate amount of investments that may be made by affiliated investors in the aggregate or in individual issuers. In these circumstances, the Investment Manager may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Investment Manager has policies and procedures in place designed to monitor and interpret these limits. Nonetheless, given the complexity of these limits, the Investment Manager and/or its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. In addition, aggregate ownership limitations could cause performance dispersion among funds and accounts managed by the Investment Manager with similar investment objectives and strategies and portfolio management teams. For example, if further purchases in an issuer are restricted due to regulatory or other reasons, a portfolio manager would not be able to acquire securities or other assets of an issuer for a new Fund that may already be held by other funds and accounts with the same/similar investment objectives and strategies that are managed by the same portfolio management team. The Investment Manager may also choose to limit purchases in an issuer to a certain threshold for risk management purposes. If the holdings of the Investment Manager’s affiliates are included in that limitation, a Fund may be more limited in its ability to purchase a particular security or other asset than if the holdings of the Investment Manager’s affiliates had been excluded from the calculation. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. In any of these scenarios, a Fund’s inability to participate (or participate further) in a particular investment, despite a portfolio manager’s desire to so participate, may negatively impact Fund performance. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory

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requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Investment Manager of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Investment Manager.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds-of-funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Investment Manager, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Investment Manager and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Related Practices – Additional Selling and/or Servicing Agent Payments for more information.

Codes of Ethics

The Funds, the Investment Manager, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

General Guidelines, Policies and Procedures

The following description of the Proxy Voting Policies and Procedures, as well as the Proxy Voting Guidelines attached as Appendix C, apply to the Funds listed on the cover page of this SAI, which are governed by the same Board of Trustees.

The Funds uphold a long tradition of supporting sound and principled corporate governance. In furtherance thereof, the Funds’ Board, which consists of a majority of independent Board members, has determined policies and votes proxies. The Funds’ Investment Manager and Administrator, Columbia Management Investment Advisers, LLC (Columbia Management), provides support to the Board in connection with the proxy voting process.

General Guidelines

The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

Election of Directors

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

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•

In a routine election of directors, the Board will generally vote with the recommendations of the company’s nominating committee because the Board believes that nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will generally also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have exhibited poor governance such as involvement in options backdating, financial restatements or material weaknesses in control, approving egregious compensation or have consistently disregarded the interests of shareholders.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and in the absence of majority voting, generally will support cumulative voting.

•	Votes in a contested election of directors are evaluated on a case-by-case basis.

Defense Mechanisms

The Board generally supports proposals eliminating provisions requiring supermajority approval of certain actions. The Board generally supports proposals to opt out of control share acquisition statutes and proposals restricting a company’s ability to make greenmail payments. The Board reviews management proposals submitting shareholder rights plans (poison pills) to shareholders on a case-by-case basis.

Auditors

The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a company’s recommendation for auditor, including, for example, auditor involvement in significant financial restatements, options backdating, conflicts of interest, material weaknesses in control or situations where independence has been compromised.

Management Compensation Issues

The Board expects company management to give thoughtful consideration to providing competitive compensation and incentives, which are reflective of company performance, and are incentives directly tied to the interest of shareholders. The Board generally votes for plans if they are reasonable and consistent with industry and country standards and against plans that it believes dilute shareholder value substantially.

The Board generally favors minimum holding periods of stock obtained by senior management pursuant to equity compensation plans and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues

The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our Fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors. The Board generally abstains or votes against these proposals.

Additional details can be found in the Funds’ Proxy Voting Guidelines (see Appendix C).

Policy and Procedures

The policy of the Board is to vote all proxies of the companies in which a Fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to address any conflicts between interests of a Fund’s shareholders and those of Columbia Management or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (Proxy Team). In exercising its responsibilities, the Proxy Team may rely upon the research or recommendations of one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. The Proxy Team may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the Proxy Team relies on Columbia Management investment personnel (or the investment personnel of a Fund’s subadviser(s)) and information obtained from independent research firms. The Proxy Team makes the

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recommendation in writing. The Board Chair or other Board members who are independent from the Investment Manager will consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a Fund votes against management’s recommendation (except when withholding votes from a nominated director or proposals on foreign company ballots), the Board generally sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside the United States (Non-U.S. Countries)

Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the Funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan

The Funds from time to time engage in lending securities held in certain funds to third parties in order to generate additional income. The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the Funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While in general, neither the Board nor Columbia Management assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. However, the Board has established a guideline to direct Columbia Management to endeavor to recall a loaned security if (i) a proposal relating to a merger or acquisition, a material restructuring or reorganization, a proxy contest or a shareholder rights plan is expected to be on the ballot or (ii) the prior year’s evaluation of the issuer’s pay-for-performance practices has raised concerns, based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the Funds, or any potential adverse administrative effects to the Funds, of not recalling such securities.

Investment in Affiliated Funds

Certain Funds may invest in shares of other funds managed by Columbia Management (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. In general, the proxy policy of the Funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, the policy of the Funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

Organization and Management of Wholly-Owned Subsidiaries

As described herein and in its prospectus, Commodity Strategy Fund may invest up to 25% of its total assets in one or more of its wholly-owned subsidiaries (previously defined collectively as the “Subsidiary”). Commodity Strategy Fund currently invests in one wholly-owned subsidiary to provide the Fund with exposure to the commodities markets. The Subsidiary is a limited liability company organized under the laws of the Cayman Islands, whose registered office is located at the offices of P.O. Box 309, Ugland House, Grand Cayman Islands. The Subsidiary’s affairs are overseen by its own board of directors.

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However, the Board of Commodity Strategy Fund maintains oversight responsibility for investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The following individuals serve as Directors of the Subsidiary:

Name, address, year of birth	Position held with Subsidiary and length of service	Principal occupation during past five years
Anthony P. Haugen 807 Ameriprise Financial Center, MN 55474 Born 1964	Director since November 2013	Vice President — Finance, Ameriprise Financial, Inc. since June 2004
Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Director since November 2013	See Fund Governance — Fund Officers.
Paul D. Pearson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1956	Director since November 2013	See Fund Governance — Fund Officers.

As noted above, the Investment Manager is responsible for the Subsidiary’s day-to-day business pursuant to a separate Investment Management Services Agreement with the Investment Manager and Threadneedle selects the Subsidiary’s investments pursuant to an Addendum to the subadvisory agreement with the Investment Manager. Under these agreements, the Investment Manager and Threadneedle provide the Subsidiary with the same type of management and subadvisory services, under the same terms, as are provided to Commodity Strategy Fund. Additionally, the Subsidiary has entered into a separate Administrative Services Agreement with the Administrator for administrative services to the Subsidiary.

The Subsidiary has entered into a separate contract for the provision of custodian services with the Funds’ custodian, JPMorgan Chase Bank, N.A. (JPMorgan). The Subsidiary has also entered into arrangements with PricewaterhouseCoopers LLP to serve as the Subsidiary’s independent auditor. Financial statements prior to August 31, 2012 were audited by Ernst & Young LLP, the Subsidiary’s former independent auditor. In managing the Subsidiary’s investment portfolio, and in adhering to Commodity Strategy Fund’s compliance policies and procedures, the Investment Manager will treat the assets of the Subsidiary generally as if the assets were held directly by the Fund. The Chief Compliance Officer makes periodic reports to the Board of Commodity Strategy Fund regarding the management and operations of the Subsidiary.

The Subsidiary will bear the fees and expenses incurred in connection with the custody services that it receives. Commodity Strategy Fund expects that the expenses borne by the Subsidiary will not be material in relation of the value of the Fund’s assets.

Please refer to the section titled “Taxation — The Subsidiary” for information about certain tax aspects of Commodity Strategy Fund’s investment in the Subsidiary.

By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (Subsidiary), the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is subject to the same principal risk that the Fund is subject to (which are described in the Fund’s prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, the Investment Manager will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable prospectus and this SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the Fund would likely decrease.

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FUND GOVERNANCE

Trustees and Officers

Shareholders elect the Board that oversees the Funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve through the end of the calendar year in which he or she reaches either the mandatory retirement age established by the Board or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

TRUSTEES

Independent Trustees

Name, address, year of birth	Position held with Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	132	Trustee, BlueCross BlueShield of Minnesota since 2009	Board Governance, Compliance, Contracts, Investment Review
Edward J. Boudreau, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000; Chairman and Chief Executive Officer, John Hancock Funds (mutual funds), 1989-2000	130	Trustee, BofA Funds Series Trust (11 funds), 2005-2011	Audit, Compliance, Executive, Investment Review
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company) since 2003; Director or Managing Director of US Equity Research, Chase Asset Management, 1996- 2003; Investment Banker, Morgan Stanley, 1982-1996	132	None	Audit, Investment Review

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Name, address, year of birth	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
William P. Carmichael 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Chair of the Board since 1/14, Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	Retired; Co-founder, The Succession Fund (provides exit strategies to owners of privately held companies); previously, Senior Vice President, Sara Lee Corporation; Senior Vice President and Chief Financial Officer, Beatrice Foods Company; Vice President, Esmark, Inc.; Associate, Price Waterhouse	132	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel) since July 2003; Director, International Textile Corp. since 2012; former Director, McMoRan Exploration Company (oil and gas exploration and development) 2010-2013; former Trustee, BofA Funds Series Trust (11 funds) 2009-2011; Director, Spectrum Brands, Inc. (consumer products), 2002-2009; Director, Simmons Company (bedding), 2004-2010	Board Governance, Compliance, Contracts, Executive, Investment Review
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	132	None	Audit, Compliance Investment Review
William A. Hawkins 901 S. Marquette Ave. Minneapolis, MN 55402 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	130	Trustee, BofA Funds Series Trust (11 funds)	Audit, Executive, Compliance, Investment Review
R. Glenn Hilliard 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting) since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (insurance), September 2003-May 2011	130	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance) 2003-2011	Board Governance, Contracts, Investment Review

Statement of Additional Information	Page 127

Name, address, year of birth	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1939	Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds, Board Chair 1/07-12/13	President Emeritus and Professor of Economics Emeritus, Carleton College since 2002	132	Former Director, Valmont Industries, Inc. (irrigation systems manufacturer) 2002-2013	Board Governance, Compliance, Contracts, Executive, Investment Review
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998	132	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012	Board Governance, Contracts, Executive, Investment Review
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Board member since 2000 for Seligman Funds, since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. (law firm) since 2004; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1993-1997	132	Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Director, Infinity, Inc. (oil and gas exploration and production) since 1994; Director, OGE Energy Corp. (energy and energy services) since November 2007	Contracts, Compliance, Investment Review
Minor M. Shaw 901 S. Marquette Ave. Minneapolis, MN 55402 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. since 1998	130	Director, Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina since April 2008; Director, National Association of Corporate Directors, Carolinas Chapter, since 2013; former Trustee, BofA Funds Series Trust (11 funds)	Board Governance, Contracts, Investment Review
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., (biotechnology) 2003-2010	132	Director, Healthways, Inc. (health and well-being solutions) since 2005; Director, ICI Mutual Insurance Company, RRG since 2011; Director, Abt Associates (government contractor) since 2001; Director, Boston Children’s Hospital since 2002	Audit, Investment Review

Statement of Additional Information	Page 128

Interested Trustee Not Affiliated with Investment Manager*

Name, address, year of birth	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
Anthony M. Santomero 901 S. Marquette Ave. Minneapolis, MN 55402 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008	130	Director, Renaissance Reinsurance Ltd. since May 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Citigroup Inc. since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds) 2008-2011	Compliance, Executive, Investment Review

*	Dr. Santomero is not an affiliated person of the Investment Manager or Ameriprise Financial. However, he is currently deemed by the Funds to be an “interested person” (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or accounts advised/managed by the Investment Manager.

Statement of Additional Information	Page 129

Interested Trustee Affiliated with Investment Manager*

Name, address, year of birth	Position held with funds and length of service	Principal occupation during past five years	Number of funds in the Fund Family overseen by Board member	Other present or past directorships/trusteeships (within past 5 years)	Committee memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and since 5/10 for Nations Funds	Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively (previously President and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010- September 2012 and President –U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006-August 2012.	188	Former Director, Ameriprise Certificate Company, 2006-January 2013	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.

Statement of Additional Information	Page 130

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other officers are:

FUND OFFICERS

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Born 1964	President and Principal Executive Officer (2009)	Managing Director and General Manager Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; and President, Columbia Funds since 2009; Managing Director, Columbia Management Advisors, LLC, December 2004 - April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 - January 2009; and senior officer of Columbia Funds and affiliated funds since 2003.
Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer (2011) and Chief Financial Officer (2009)	Vice President – Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 - April 2010; senior officer of Columbia Funds and affiliated funds since 2002.
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1959	Senior Vice President (2006), Chief Legal Officer (2006) and Assistant Secretary (2011)	Senior Vice President and Assistant General Counsel – Global Asset Management, Ameriprise Financial since February 2014 (previously, Senior Vice President and Lead Chief Counsel – Asset Management, 2012 - February 2014; Vice President and Lead Chief Counsel – Asset Management, 2010 - 2012; and Vice President and Chief Counsel – Asset Management, 2005 - 2010); Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; senior officer of Columbia Funds and affiliated funds since 2006.
Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Chief Compliance Officer (2012)	Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010; Compliance Executive, Bank of America, 2005 - April 2010.
Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)	Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Director and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 - April 2010.
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel, Bank of America, 2005 - April 2010.
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Chief Accounting Officer (2008)	Vice President – Mutual Fund Treasurer, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, 2006 - April 2010.

Statement of Additional Information	Page 131

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Vice President (2011) and Assistant Secretary (2008)	Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (previously Chief Counsel, January 2010 - January 2013 and Group Counsel, November 2008 - January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008 - November 2008.
Amy Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Vice President (2006)	Managing Director and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009 - April 2010, and Vice President – Asset Management and Trust Company Services, 2006 - 2009).
Paul D. Pearson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1956	Vice President (2011) and Assistant Treasurer (1999)	Vice President – Investment Accounting, Columbia Management Investment Advisers, LLC since May 2010; Vice President – Managed Assets, Investment Accounting, Ameriprise Financial, Inc., 1998 - April 2010.
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	Vice President and Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since January 2010 (previously Vice President and Group Counsel or Counsel 2004 - January 2010); officer of Columbia Funds and affiliated funds since 2007.
Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Born 1957	Vice President (2006)	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., 2004 - April 2010; Managing Director, Columbia Management Distributors, Inc., 2007 - April 2010.

Responsibilities of Board with respect to fund management

The Board oversees management of the trusts and the Funds. The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on Fund-related matters with the Funds’ Chief Compliance Officer (“CCO”), counsel to the Independent Trustees (as described below), and representatives of the Funds’ service providers and overseeing Board Services.

The Board initially approves an Investment Management Services Agreement and other contracts with the Investment Manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the Investment Manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Investment Manager is responsible for day-to-day management and administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board’s oversight of the Investment Manager and other service providers in the operation of the Funds includes oversight with respect to various risk management functions. The Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Investment Manager, the subadvisers and other service providers (depending on the nature of the risk) who carry out the Funds’ investment management and business affairs. Each of the Investment Manager, the subadvisers and other service providers has its own, independent interest in risk management, and its policies and methods of carrying out risk management functions will depend, in part, on its analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the trusts, the Board, directly or through a committee, interacts with and reviews reports from, among others, the Investment Manager, subadvisers, the independent registered public accounting firm for the Funds, and internal auditors for the Investment Manager or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board also meets periodically with the Funds’ CCO, to receive reports regarding the compliance of the Funds and their principal

Statement of Additional Information	Page 132

service providers with the federal securities laws and their internal compliance policies and procedures. The Board, with the assistance of the Investment Review Committee, reviews investment policies in connection with its review of the Funds’ performance, and meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including various investment risks. As part of the Board’s periodic review of the Funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. In addition, the Board oversees processes that are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Trustees (for these purposes, persons who are not affiliated persons of the Investment Manager or Ameriprise Financial). The table above describing each Trustee also includes their respective committee memberships. The duties of these committees are described below.

Mr. Carmichael, as Chair of the Board, acts as a point of contact between the Independent Trustees and the Investment Manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

To be considered as a candidate for trustee, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, Columbia Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402- 3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Fund; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee.

The Board believes that the Funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background (which is reflected in the biographical information included in the Trustees table above) would fit into the mix of experiences represented by the then-current Board.

Statement of Additional Information	Page 133

PROFESSIONAL BACKGROUND
Name	Geographic	For Profit; CIO/CFO; CEO/COO	Non-Profit; Government; CEO/Chairman	Investment	Legal; Regulatory	Political	Academic	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Boudreau	MA	X		X	X			X
Carlton	NY			X	X			X
Carmichael	IL	X	X	X	X			X
Flynn	MA						X
Hawkins	CA	X		X				X
Hilliard	GA	X
Lewis	MN		X				X
Paglia	NY	X		X				X
Richie	MI	X	X		X
Santomero	PA		X	X	X		X	X
Shaw	SC	X	X	X
Taunton-Rigby	MA	X		X				X

With respect to the trusteeship of Mr. Truscott on the Board, who is not an Independent Trustee, the committee and the Board have concluded that having a senior member of the Investment Manager serve on the Board can facilitate the Independent Trustees’ increased access to information regarding the Funds’ Investment Manager, which is the Funds’ most significant service provider. With respect to the trusteeship of Dr. Santomero on the Board, the committee and the Board have concluded that, despite his lack of technical independence of the Funds under the 1940 Act (arising from his board service to Citigroup, Inc. and Citibank N.A.), he could serve with “substantive independence” primarily since he has no financial interest or relationship with the Investment Manager or Ameriprise Financial. The committee and the Board also took into account Dr. Santomero’s broad array of experiences from management consulting to academia to public service, which can complement well the mix of experiences represented by the other Board members.

Compliance Committee — Supports the Funds’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the CCO, a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ CCO to meet with Independent Trustees on a regular basis to discuss compliance matters.

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the Board regarding actions taken on these contracts during the annual review process. Reviews and considers, on behalf of all Trustees, the Funds’ investment advisory, subadvisory (if any) and principal underwriting contracts to assists the Trustees in fulfilling their responsibilities relating to the Board’s evaluation and consideration of these arrangements.

Executive Committee — Acts, as needed, for the Board between meetings of the Board.

Investment Review Committee — Reviews and oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the Funds’ risks by, among other things, meeting with the Funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the Funds’ Disclosure Controls and Procedures.

Statement of Additional Information	Page 134

This table shows the number of times the committees met during each Fund’s most recent fiscal period. The table is organized by fiscal year end.

Committee Meetings

Fiscal Period	Audit Committee	Compliance Committee	Contracts Committee	Executive Committee	Governance Committee	Investment Review Committee
For Funds with fiscal period ending January 31	6	5	6	3	8	6
For Funds with fiscal period ending February 28/29	6	5	6	3	8	6
For Funds with fiscal period ending March 31	6	5	6	3	7	6
For Funds with fiscal period ending April 30	6	5	6	2	7	6
For Funds with fiscal period ending May 31	6	5	6	2	7	6
For Funds with fiscal period ending June 30	8	5	6	0	6	6
For Funds with fiscal period ending July 31	5	5	6	2	8	6
For Funds with fiscal period ending August 31	8	5	6	1	7	6
For Funds with fiscal period ending September 30	8	5	6	0	6	6
For Funds with fiscal period ending October 31	6	5	6	2	9	6
For Funds with fiscal period ending November 30	8	5	6	0	6	6
For Funds with fiscal period ending December 31	7	5	6	0	6	6

Statement of Additional Information	Page 135

Beneficial Equity Ownership

The tables below show, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Funds, including notional amounts through the Deferred Compensation Plan, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000. The information is provided as of December 31, 2013. The tables do not include ownership of Columbia Funds overseen by other boards of trustees/directors.

Independent Trustee Ownership

Fund	Blatz	Boudreau		Carlton		Carmichael		Flynn		Hawkins		Hilliard		Lewis		Paglia		Richie	Shaw		Taunton- Rigby
Absolute Return Currency and Income Fund	A	A		A		E	(a)	A		A		A		A		A		A	A		A
Absolute Return Emerging Markets Macro Fund	A	A		A		A		A		A		A		A		A		A	A		A
Absolute Return Enhanced Multi-Strategy Fund	A	A		A		A		A		A		A		C	(a)	A		A	A		A
Absolute Return Multi-Strategy Fund	A	A		A		A		A		A		A		A		A		A	A		A
AMT-Free CA Intermediate Muni Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
AMT-Free GA Intermediate Muni Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
AMT-Free MD Intermediate Muni Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
AMT-Free NC Intermediate Muni Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
AMT-Free SC Intermediate Muni Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
AMT-Free Tax-Exempt Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
AMT-Free VA Intermediate Muni Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
AP Multi-Manager Value Fund	A	A		A		A		A		A		A		A		A		A	A		A
Asia Pacific ex-Japan Fund	A	A		A		A		A		A		A		A		A		A	A		A
Capital Allocation Aggressive Portfolio	A	A		A		A		A		A		A		A		A		A	A		A
Capital Allocation Conservative Portfolio	A	A		A		A		A		A		A		A		A		A	A		A
Capital Allocation Moderate Aggressive Portfolio	A	C		A		A		A		A		A		A		A		A	A		A
Capital Allocation Moderate Conservative Portfolio	A	A		A		A		A		A		A		A		A		A	A		A
Capital Allocation Moderate Portfolio	A	C	(a)	A		A		D	(a)	A		A		A		A		A	A		A
Commodity Strategy Fund	A	A		A		A		A		A		A		A		A		A	A		A
Convertible Securities Fund	A	C	(a)	B		A		A		A		A		A		A		A	C	(b)	A
Diversified Equity Income Fund	A	A		A		A		A		C		A		C		A		A	A		A
Dividend Opportunity Fund	E	A		C		A		A		A		D	(a)	E		A		A	E	(a)	E
Emerging Markets Bond Fund	E	A		C		A		A		A		A		D	(a)	A		A	C	(b)	A
Equity Value Fund	A	C	(a)	A		A		A		A		A		A		A		A	A		A
European Equity Fund	A	A		D	(a)	A		A		A		A		A		A		A	D	(b)	A
Flexible Capital Income Fund	A	A		A		E	(a)	A		A		A		E		E	(a)	A	A		A
Floating Rate Fund	A	A		D	(a)	A		A		A		A		E	(a)	A		A	A		A
Global Bond Fund	A	A		C		A		A		A		A		A		A		A	A		A
Global Equity Fund	E	A		D	(a)	A		A		A		C	(a)	A		A		B	A		A
Global Infrastructure Fund	A	A		A		A		A		A		A		A		A		A	A		A
Global Opportunities Fund	A	A		C	(a)	E	(a)	C		A		A		A		A		A	A		A
High Yield Bond Fund	A	A		C		A		E	(a)	A		D	(a)	A		A		B	A		A
Income Builder Fund	A	A		A		A		A		A		A		E	(a)	A		A	A		E
Income Opportunities Fund	A	A		C		A		A		C		D	(a)	E	(a)	A		A	C	(b)	A
Inflation Protected Securities Fund	A	A		C		A		A		A		A		A		A		A	A		A
International Value Fund	A	A		A		E		A		D	(a)	C	(a)	A		A		A	A		A

Statement of Additional Information	Page 136

Fund	Blatz	Boudreau		Carlton		Carmichael		Flynn		Hawkins		Hilliard		Lewis		Paglia		Richie	Shaw		Taunton- Rigby
Large Cap Enhanced Core Fund	A	C	(a)	C		A		A		A		A		A		A		A	A		A
Large Cap Index Fund	A	A		A		A		D	(a)	A		A		A		A		E	C	(b)	E	(a)
Large Core Quantitative Fund	A	A		D	(a)	A		A		A		A		A		A		B	A		A
Large Growth Quantitative Fund	A	A		A		A		A		A		A		E	(a)	A		A	A		A
Large Value Quantitative Fund	A	A		A		A		A		A		A		A		A		A	A		A
LifeGoal Growth Portfolio	A	A		A		A		A		A		A		A		A		A	A		A
Limited Duration Credit Fund	A	A		A		A		A		A		A		E	(a)	A		A	A		A
Marsico 21st Century Fund	A	A		A		A		A		A		A		A		A		A	A		A
Marsico Flexible Cap Fund	A	A		A		A		A		A		A		A		A		A	A		A
Marsico Focused Equities Fund	A	C	(a)	A		A		A		A		E	(a)	A		A		A	E	(a)	A
Marsico Global Fund	A	A		A		A		A		A		A		D	(a)	A		A	A		A
Marsico Growth Fund	A	A		A		A		A		A		A		A		A		A	A		A
Marsico International Opportunities Fund	A	A		A		A		A		A		E	(a)	A		A		A	A		A
Masters International Equity Portfolio	A	A		A		A		D	(a)	A		A		A		A		A	A		A
Mid Cap Index Fund	A	A		A		E	(a)	A		E	(a)	A		A		A		A	E	(a)	E	(a)
Mid Cap Value Fund	A	A		A		A		A		A		A		A		A		A	A		A
MN Tax-Exempt Fund	A	A		A		A		A		A		A		A		A		A	A		A
Money Market Fund	A	B	(a)	C	(a)	A		C	(a)	B	(a)	B	(a)	D	(a)	C	(a)	A	B	(a)	B	(a)
Multi-Advisor International Equity Fund	E	A		C	(a)	A		D	(a)	A		C	(a)	A		A		A	A		A
Multi-Advisor Small Cap Value Fund	D	A		A		A		A		A		A		A		A		A	A		D
Overseas Value Fund	A	A		D		A		A		A		A		A		A		A	A		A
Select Large-Cap Value Fund	A	A		E	(a)	A		A		A		A		E	(a)	A		B	A		A
Select Smaller-Cap Value Fund	A	A		A		A		A		A		A		C		D	(a)	A	A		A
Seligman Communications and Information Fund	D	A		A		A		E	(a)	A		A		E	(a)	A		B	A		E	(a)
Seligman Global Technology Fund	B	C		A		A		A		A		A		A		A		B	A		A
Short Term Bond Fund	A	E	(a)	A		A		A		A		A		A		A		B	A		A
Short Term Municipal Bond Fund	A	A		A		A		A		A		A		A		A		A	A		A
Small Cap Index Fund	A	A		A		E	(a)	A		A		A		A		A		A	E	(a)	E	(a)
Small Cap Value Fund II	A	B		A		A		A		A		A		A		A		A	A		A
Small/Mid Cap Value Fund	A	A		A		A		A		A		A		A		A		A	A		E
U.S. Government Mortgage Fund	C	A		C		A		A		A		A		A		A		A	C	(b)	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee	E	E	(a)	E	(a)	E	(a)	E	(a)	E	(a)	E	(a)	E	(a)	E	(a)	E	E	(a)	E	(a)

(a)

Includes the value of compensation payable under a Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by the Trustee.

(b)

Ms. Shaw invests in a Section 529 Plan managed by the Investment Manager that allocates assets to various mutual funds, including Columbia Funds. The amount shown in the table includes the value of her interest in this plan determined as if her investment in the plan were invested directly in the Columbia Fund pursuant to the plan’s target allocations.

Interested Trustee Ownership

Fund	Santomero	Truscott
Absolute Return Currency and Income Fund	A	A
Absolute Return Emerging Markets Macro Fund	A	D
Absolute Return Enhanced Multi-Strategy Fund	A	E
Absolute Return Multi-Strategy Fund	A	E

Statement of Additional Information	Page 137

Fund	Santomero		Truscott
AMT-Free CA Intermediate Muni Bond Fund	A		A
AMT-Free GA Intermediate Muni Bond Fund	A		A
AMT-Free MD Intermediate Muni Bond Fund	A		A
AMT-Free NC Intermediate Muni Bond Fund	A		A
AMT-Free SC Intermediate Muni Bond Fund	A		A
AMT-Free Tax-Exempt Bond Fund	A		A
AMT-Free VA Intermediate Muni Bond Fund	A		A
AP Multi-Manager Value Fund	A		A
Asia Pacific ex-Japan Fund	A		A
Capital Allocation Aggressive Portfolio	A		A
Capital Allocation Conservative Portfolio	A		A
Capital Allocation Moderate Aggressive Portfolio	A		A
Capital Allocation Moderate Conservative Portfolio	A		A
Capital Allocation Moderate Portfolio	A		A
Commodity Strategy Fund	A		E
Convertible Securities Fund	A		E
Diversified Equity Income Fund	A		A
Dividend Opportunity Fund	A		E
Emerging Markets Bond Fund	A		B
Equity Value Fund	A		A
European Equity Fund	A		E
Flexible Capital Income Fund	A		E
Floating Rate Fund	A		E
Global Bond Fund	A		A
Global Equity Fund	A		E
Global Infrastructure Fund	A		A
Global Opportunities Fund	A		E
High Yield Bond Fund	A		C
Income Builder Fund	A		A
Income Opportunities Fund	A		E
Inflation Protected Securities Fund	A		A
International Value Fund	A		A
Large Cap Enhanced Core Fund	A		A
Large Cap Index Fund	A		A
Large Core Quantitative Fund	A		D
Large Growth Quantitative Fund	A		D
Large Value Quantitative Fund	A		D
LifeGoal Growth Portfolio	A		A
Limited Duration Credit Fund	E	(a)	E
Marsico 21st Century Fund	A		A
Marsico Flexible Cap Fund	A		A
Marsico Focused Equities Fund	A		A
Marsico Focused Equities Fund	A		A
Marsico Global Fund	A		A
Marsico Growth Fund	A		A
Marsico International Opportunities Fund	A		A
Masters International Equity Portfolio	A		A
Mid Cap Index Fund	A		A

Statement of Additional Information	Page 138

Fund	Santomero		Truscott
Mid Cap Value Fund	A		A
MN Tax-Exempt Fund	A		A
Money Market Fund	B	(a)	A
Multi-Advisor International Equity Fund	A		E
Multi-Advisor Small Cap Value Fund	A		A
Overseas Value Fund	A		E
Select Large-Cap Value Fund	A		E
Select Smaller-Cap Value Fund	A		E
Seligman Communications and Information Fund	A		D
Seligman Global Technology Fund	A		D
Short Term Bond Fund	E	(a)	A
Short Term Municipal Bond Fund	A		A
Small Cap Index Fund	A		A
Small Cap Value Fund II	A		A
Small/Mid Cap Value Fund	A		E
U.S. Government Mortgage Fund	A		A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E		E

Statement of Additional Information	Page 139

Compensation

Total compensation. The following table shows the total compensation paid to Independent Trustees from all the Funds in the last fiscal period.

Trustee Compensation – All Funds

Trustees(a)	Total Cash Compensation from Fund Complex Paid to Trustee(b)	Amount Deferred from Total Compensation(c)
Kathleen Blatz	$287,500	$0
Edward Boudreau	$290,000	$101,500
Pamela Carlton	$285,000	$76,000
William Carmichael	$326,667	$32,917
Patricia Flynn	$285,000	$285,000
William Hawkins	$290,000	$87,000
R. Glenn Hilliard	$277,500	$0
Stephen Lewis, Jr.	$384,167	$274,650
Catherine James Paglia	$302,500	$151,250
Leroy C. Richie	$287,500	$0
Anthony Santomero	$275,000	$99,500
Minor Shaw	$277,500	$138,750
Alison Taunton-Rigby	$300,000	$259,000

(a)	Trustee compensation is paid by the Funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the Funds and to the Board.

(b)	Includes any portion of cash compensation Trustees elected to defer during the fiscal period.

(c)	The Trustees may elect to defer a portion of the total cash compensation payable. Additional information regarding the Deferred Compensation Plan is described below.

The Independent Trustees may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more Fund and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

The Independent Trustees have a policy that each Trustee invests in shares of one or more of the Funds (including the Closed-End Funds) overseen by the Trustee (including shares held in the Deferred Compensation Plan) in an aggregate amount that is at least equal to the annual total compensation received by the Trustee from the Columbia Fund Complex. All Independent Trustees meet this standard.

Compensation from each Fund. The following table shows the total compensation paid to Independent Trustees from each Fund during its last fiscal period, as well as the amount deferred from each Fund, which is included in the total.

Trustee Compensation — Individual Funds

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau	Carlton	Carmichael	Flynn	Hawkins	Hilliard	Lewis	Maher(a)	Nagorniak(a)	Paglia	Richie	Santomero	Shaw	Taunton- Rigby
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$1,068	$1,119	$1,049	$1,121	$1,049	$1,125	$1,068	$1,582	N/A	N/A	$1,138	$1,062	$1,049	$1,068	$1,119
Deferred	0	391	362	38	1,049	336	0	1,136	N/A	N/A	569	0	467	534	923
Capital Allocation Conservative Portfolio	972	1,015	953	1,017	953	1,021	972	1,443	N/A	N/A	1,034	966	953	972	1,015
Deferred	0	355	328	35	953	305	0	1,036	N/A	N/A	517	0	424	486	839

Statement of Additional Information	Page 140

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau	Carlton	Carmichael	Flynn	Hawkins	Hilliard	Lewis	Maher(a)	Nagorniak(a)	Paglia	Richie	Santomero	Shaw	Taunton- Rigby
Capital Allocation Moderate Aggressive Portfolio	$2,033	$2,172	$2,015	$2,186	$2,015	$2,178	$2,033	$2,987	N/A	N/A	$2,191	$2,027	$2,015	$2,033	$2,172
Deferred	0	760	679	85	2,015	652	0	2,144	N/A	N/A	1,095	0	880	1,017	1,801
Capital Allocation Moderate Conservative Portfolio	1,119	1,176	1,100	1,179	1,100	1,183	1,119	1,659	N/A	N/A	1,195	1,113	1,100	1,119	1,176
Deferred	0	412	380	40	1,100	353	0	1,191	N/A	N/A	598	0	490	560	971
Capital Allocation Moderate Portfolio	1,647	1,750	1,628	1,760	1,628	1,757	1,647	2,424	N/A	N/A	1,769	1,640	1,628	1,647	1,750
Deferred	0	613	552	66	1,628	525	0	1,740	N/A	N/A	885	0	715	823	1,450
Income Builder Fund	1,374	1,450	1,355	1,456	1,355	1,456	1,374	2,023	N/A	N/A	1,469	1,367	1,355	1,374	1,450
Deferred	0	507	461	54	1,355	435	0	1,452	N/A	N/A	734	0	597	687	1,200
LifeGoal Growth Portfolio	1,170	1,230	1,151	1,233	1,151	1,236	1,170	1,730	N/A	N/A	1,249	1,163	1,151	1,170	1,230
Deferred	0	430	396	43	1,151	369	0	1,243	N/A	N/A	624	0	511	585	1,016
Masters International Equity Portfolio	742	764	723	762	723	771	742	1,109	N/A	N/A	783	736	723	742	764
Deferred	0	267	257	22	723	229	0	797	N/A	N/A	392	0	329	371	628
For Funds with fiscal period ending February 28/29
Convertible Securities Fund — total	1,417	1,445	1,376	1,530	1,376	1,459	1,417	2,009	N/A	N/A	1,487	1,403	1,376	1,417	1,445
Deferred	0	506	459	82	1,376	434	0	1,442	N/A	N/A	743	0	597	708	1,202
Equity Value Fund — total	1,900	1,960	1,857	2,073	1,857	1,975	1,900	2,687	N/A	N/A	2,003	1,886	1,857	1,900	1,960
Deferred	0	686	620	109	1,857	588	0	1,928	N/A	N/A	1,002	0	806	950	1,630
International Value Fund — total	184	184	184	239	184	184	184	227	N/A	N/A	184	184	184	184	184
Deferred	0	65	23	45	184	55	0	161	N/A	N/A	92	0	41	92	173
Large Cap Enhanced Core Fund — total	1,015	1,037	985	1,090	985	1,047	1,015	1,447	N/A	N/A	1,067	1,005	985	1,015	1,037
Deferred	0	363	332	55	985	311	0	1,039	N/A	N/A	534	0	430	508	860
Large Cap Index Fund — total	3,809	3,870	3,690	4,073	3,690	3,909	3,809	5,409	N/A	N/A	3,988	3,769	3,690	3,809	3,870
Deferred	0	1,354	1,243	208	3,690	1,161	0	3,883	N/A	N/A	1,994	0	1,612	1,904	3,213
Marsico 21st Century Fund — total	1,994	2,025	1,932	2,122	1,932	2,045	1,994	2,816	N/A	N/A	2,086	1,973	1,932	1,994	2,025
Deferred	0	709	659	102	1,932	607	0	2,022	N/A	N/A	1,043	0	852	997	1,677
Marsico Focused Equities Fund — total	2,285	2,326	2,203	2,415	2,203	2,353	2,285	3,285	N/A	N/A	2,408	2,258	2,203	2,285	2,326
Deferred	0	814	767	102	2,203	698	0	2,360	N/A	N/A	1,204	0	987	1,143	1,918
Marsico Global Fund — total	748	769	729	813	729	775	748	1,064	N/A	N/A	788	742	729	748	769
Deferred	0	269	242	44	729	231	0	764	N/A	N/A	394	0	315	374	639
Marsico Growth Fund — total	3,084	3,126	2,978	3,267	2,978	3,161	3,084	4,399	N/A	N/A	3,232	3,049	2,978	3,084	3,126
Deferred	0	1,094	1,020	153	2,978	938	0	3,159	N/A	N/A	1,616	0	1,318	1,542	2,587
Marsico International Opportunities Fund — total	954	973	920	1,022	920	985	954	1,385	N/A	N/A	1,007	942	920	954	973
Deferred	0	341	310	52	920	292	0	995	N/A	N/A	504	0	401	477	808
Mid Cap Index Fund — total	4,172	4,239	4,049	4,472	4,049	4,280	4,172	5,917	N/A	N/A	4,361	4,131	4,049	4,172	4,239
Deferred	0	1,484	1,358	234	4,049	1,272	0	4,247	N/A	N/A	2,181	0	1,763	2,086	3,522
Mid Cap Value Fund — total	5,044	5,116	4,876	5,342	4,876	5,172	5,044	7,198	N/A	N/A	5,285	4,988	4,876	5,044	5,116
Deferred	0	1,791	1,675	246	4,876	1,535	0	5,168	N/A	N/A	2,642	0	2,162	2,522	4,231
Multi-Advisor International Equity Fund — total	1,759	1,790	1,703	1,871	1,703	1,808	1,759	2,513	N/A	N/A	1,846	1,740	1,703	1,759	1,790
Deferred	0	626	584	87	1,703	537	0	1,804	N/A	N/A	923	0	754	880	1,480

Statement of Additional Information	Page 141

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau	Carlton	Carmichael	Flynn	Hawkins	Hilliard	Lewis	Maher(a)	Nagorniak(a)	Paglia	Richie	Santomero	Shaw	Taunton- Rigby
Overseas Value Fund — total	$985	$1,016	$965	$1,087	$965	$1,023	$985	$1,393	N/A	N/A	$1,037	$978	$965	$985	$1,016
Deferred	0	356	313	65	965	305	0	999	N/A	N/A	518	0	410	492	850
Select Large Cap Equity Fund — total	1,397	1,420	1,350	1,486	1,350	1,435	1,397	1,994	N/A	N/A	1,466	1,381	1,350	1,397	1,420
Deferred	0	497	461	71	1,350	426	0	1,432	N/A	N/A	733	0	596	698	1,176
Small Cap Index Fund — total	3,342	3,399	3,244	3,588	3,244	3,431	3,342	4,730	N/A	N/A	3,497	3,310	3,244	3,342	3,399
Deferred	0	1,190	1,084	191	3,244	1,020	0	3,395	N/A	N/A	1,748	0	1,408	1,671	2,826
Small Cap Value Fund II — total	2,533	2,576	2,455	2,710	2,455	2,602	2,533	3,597	N/A	N/A	2,653	2,507	2,455	2,533	2,576
Deferred	0	902	827	138	2,455	773	0	2,582	N/A	N/A	1,327	0	1,073	1,266	2,138
For Funds with fiscal period ending March 31
Short Term Bond Fund – total	3,697	3,853	3,668	4,217	3,668	3,853	3,697	5,116	N/A	N/A	3,882	3,697	3,668	3,697	3,853
Deferred	0	1,349	1,164	280	3,668	1,156	0	3,668	N/A	N/A	1,941	0	1,531	1,848	3,234
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund — total	1,019	1,065	1,010	1,183	1,010	1,065	1,019	1,395	N/A	N/A	1,074	1,019	1,010	1,019	1,065
Deferred	0	373	270	114	1,010	320	0	998	N/A	N/A	537	0	371	510	919
AMT-Free GA Intermediate Muni Bond Fund — total	807	843	799	938	799	843	807	1,101	N/A	N/A	850	807	799	807	843
Deferred	0	295	211	92	799	253	0	787	N/A	N/A	425	0	291	403	729
AMT-Free MD Intermediate Muni Bond Fund — total	832	870	824	966	824	870	832	1,138	N/A	N/A	877	832	824	832	870
Deferred	0	304	220	93	824	261	0	814	N/A	N/A	439	0	302	416	751
AMT-Free NC Intermediate Muni Bond Fund — total	904	946	896	1,049	896	946	904	1,239	N/A	N/A	953	904	896	904	946
Deferred	0	331	240	100	896	284	0	886	N/A	N/A	477	0	329	452	816
AMT-Free SC Intermediate Muni Bond Fund — total	858	897	851	997	851	897	858	1,174	N/A	N/A	905	858	851	858	897
Deferred	0	314	227	96	851	269	0	839	N/A	N/A	452	0	312	429	775
AMT-Free VA Intermediate Muni Bond Fund — total	1,013	1,061	1,005	1,174	1,005	1,061	1,013	1,395	N/A	N/A	1,069	1,013	1,005	1,013	1,061
Deferred	0	371	273	109	1,005	318	0	998	N/A	N/A	535	0	374	507	913
Global Infrastructure Fund — total	1,335	1,399	1,325	1,539	1,325	1,399	1,335	1,850	N/A	N/A	1,410	1,335	1,325	1,335	1,399
Deferred	0	490	371	134	1,325	420	0	1,324	N/A	N/A	705	0	503	668	1,199
Short Term Municipal Bond Fund — total	2,758	2,879	2,735	3,192	2,735	2,879	2,758	3,793	N/A	N/A	2,903	2,758	2,735	2,758	2,879
Deferred	0	1,008	738	301	2,735	864	0	2,713	N/A	N/A	1,451	0	1,011	1,379	2,481
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund — total	775	803	730	773	731	803	754	1,270	261	202	791	761	730	754	767
Deferred	0	200	292	0	529	217	403	464	261	61	395	0	164	377	526
Absolute Return Enhanced Multi-Strategy Fund — total	756	785	712	756	713	785	735	1,239	259	202	772	742	712	735	749
Deferred	0	195	285	0	513	212	398	447	259	61	386	0	157	367	512
Absolute Return Multi-Strategy Fund — total	870	901	819	868	820	901	845	1,426	59	228	888	854	818	845	861
Deferred	0	224	328	0	592	243	453	518	59	69	444	0	183	422	590

Statement of Additional Information	Page 142

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau	Carlton	Carmichael	Flynn	Hawkins	Hilliard	Lewis	Maher(a)	Nagorniak(a)	Paglia	Richie	Santomero	Shaw	Taunton- Rigby
AP Multi-Manager Value Fund — total	$1,499	$1,547	$1,411	$1,491	$1,413	$1,547	$1,456	$2,460	493	379	$1,528	$1,471	$1,408	$1,456	$1,480
Deferred	0	388	564	0	1,028	419	767	909	493	114	764	0	321	728	1,016
Commodity Strategy Fund — total	702	725	661	699	662	725	684	1,149	225	174	715	689	661	684	693
Deferred	0	183	264	0	485	197	354	432	225	52	358	0	154	342	477
Diversified Equity Income Fund — total	4,642	4,812	4,369	4,631	4,373	4,812	4,499	7,612	1,618	1,256	4,732	4,553	4,365	4,499	4,592
Deferred	0	1,188	1,748	0	3,133	1,298	2,468	2,709	1,618	377	2,366	0	947	2,249	3,134
Dividend Opportunity Fund — total	6,943	7,110	6,531	6,858	6,549	7,110	6,746	11,384	2,164	1,644	7,046	6,814	6,508	6,746	6,820
Deferred	0	1,808	2,613	0	4,830	1,933	3,410	4,353	2,164	493	3,523	0	1,555	3,373	4,714
Flexible Capital Income Fund — total	765	793	721	764	721	793	744	1,253	260	202	781	751	720	744	758
Deferred	0	197	288	0	521	214	399	456	260	61	390	0	161	372	519
High Yield Bond Fund — total	2,955	3,047	2,783	2,932	2,789	3,047	2,863	4,854	1,002	767	3,002	2,900	2,774	2,863	2,914
Deferred	0	757	1,113	0	2,009	823	1,546	1,749	1,002	230	1,501	0	614	1,431	1,994
Mortgage Opportunities Fund(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Deferred	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Multi-Advisor Small Cap Value Fund — total	1,068	1,106	1,005	1,065	1,006	1,106	1,038	1,751	361	281	1,089	1,048	1,005	1,038	1,056
Deferred	0	276	402	0	728	299	554	639	361	84	544	0	226	519	724
Select Large-Cap Value Fund —total	1,276	1,322	1,201	1,274	1,202	1,322	1,239	2,093	437	340	1,302	1,252	1,202	1,239	1,262
Deferred	0	329	480	0	867	357	668	759	437	102	651	0	267	620	864
Select Smaller-Cap Value Fund — total	1,129	1,171	1,063	1,128	1,064	1,171	1,099	1,851	383	299	1,153	1,108	1,065	1,099	1,116
Deferred	0	292	425	0	769	316	589	674	383	90	576	0	238	543	765
Seligman Communications and Information Fund — total	5,296	5,507	4,985	5,296	4,987	5,507	5,129	8,684	1,914	1,488	5,405	5,194	4,986	5,129	5,247
Deferred	0	1,349	1,994	0	3,546	1,482	2,870	3,031	1,914	446	2,703	0	1,053	2,565	3,570
Small/Mid Cap Value Fund — total	2,762	2,864	2,600	2,757	2,601	2,864	2,680	4,529	956	747	2,817	2,709	2,599	2,680	2,732
Deferred	0	709	1,040	0	1,870	773	1,459	1,624	956	224	1,408	0	569	1,340	1,867
U.S. Government Mortgage Fund — total	3,800	3,884	3,578	3,741	3,590	3,884	3,697	6,213	1,123	851	3,859	3,732	3,555	3,697	3,731
Deferred	0	992	1,431	0	2,657	1,057	1,849	2,393	1,123	255	1,929	0	862	1,849	2,583
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund	1,516	1,545	1,442	1,501	1,471	1,545	1,489	2,450	291	153	1,559	1,501	1,429	1,489	1,514
Deferred	0	444	577	0	1,186	435	542	1,123	291	46	780	0	451	744	1,103
Floating Rate Fund	1,462	1,500	1,392	1,462	1,418	1,500	1,438	2,347	255	135	1,517	1,448	1,380	1,438	1,473
Deferred	0	439	557	0	1,166	425	479	1,125	255	40	758	0	457	719	1,083
Global Opportunities Fund	1,809	1,840	1,720	1,787	1,755	1,840	1,775	2,921	354	187	1,856	1,791	1,704	1,775	1,803
Deferred	0	527	688	0	1,411	517	653	1,332	354	56	928	0	534	888	1,312
Income Opportunities Fund	4,495	4,562	4,273	4,445	4,354	4,562	4,416	7,203	791	412	4,621	4,448	4,231	4,416	4,480
Deferred	0	1,329	1,709	0	3,567	1,290	1,494	3,420	791	124	2,311	0	1,390	2,208	3,285
Inflation Protected Securities Fund	1,175	1,198	1,117	1,163	1,141	1,198	1,153	1,906	241	131	1,207	1,163	1,108	1,153	1,173
Deferred	0	341	447	0	910	336	439	853	241	39	603	0	340	577	851
Large Core Quantitative Fund	5,265	5,340	5,006	5,188	5,110	5,340	5,163	8,502	1,036	542	5,390	5,213	4,959	5,163	5,235
Deferred	0	1,528	2,002	0	4,106	1,502	1,906	3,864	1,036	163	2,695	0	1,551	2,582	3,807

Statement of Additional Information	Page 143

	Aggregate Compensation from Fund
Fund	Blatz	Boudreau	Carlton	Carmichael	Flynn	Hawkins	Hilliard	Lewis	Maher(a)	Nagorniak(a)	Paglia	Richie	Santomero	Shaw	Taunton- Rigby
Large Growth Quantitative Fund	$1,382	$1,406	$1,314	$1,364	$1,341	$1,406	$1,356	$2,235	276	146	$1,417	$1,368	$1,301	$1,356	$1,377
Deferred	0	400	525	0	1,071	395	515	1,004	276	44	708	0	400	678	999
Large Value Quantitative Fund	1,017	1,043	967	1,015	986	1,043	999	1,637	$192	$102	1,052	1,007	960	999	1,022
Deferred	0	302	387	0	800	300	354	763	192	31	526	0	307	500	747
Limited Duration Credit Fund	2,098	2,134	1,995	2,073	2,036	2,134	2,060	3,385	400	211	2,154	2,078	1,976	2,060	2,091
Deferred	0	612	798	0	1,641	601	751	1,552	400	63	1,077	0	623	1,030	1,523
MN Tax-Exempt Fund	1,277	1,304	1,215	1,268	1,239	1,304	1,254	2,060	243	129	1,316	1,264	1,204	1,254	1,278
Deferred	0	375	486	0	1,001	367	452	950	243	39	658	0	382	627	932
Money Market Fund	3,192	3,241	3,036	2,448	3,099	3,241	3,131	5,165	631	335	3,270	3,161	3,006	3,131	3,177
Deferred	0	926	1,214	0	2,487	911	1,162	2,340	631	100	1,635	0	938	1,565	2,309
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund — total	842	866	802	843	817	866	828	1,347	117	43	873	834	796	828	849
Amount deferred	0	258	321	0	684	67	252	695	117	13	437	0	276	414	629
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund — total	797	819	767	804	775	819	791	1,252	0	0	833	790	753	791	810
Amount deferred	0	303	307	0	708	239	127	770	0	0	416	0	321	395	623
Asia Pacific ex-Japan Fund — total	1,257	1,287	1,209	1,265	1,289	1,287	1,247	1,967	0	0	1,310	1,245	1,188	1,247	1,274
Amount deferred	0	489	484	0	1,119	376	193	1,217	0	0	655	0	509	623	981
Emerging Markets Bond Fund — total	1,688	1,720	1,621	1,690	1,636	1,720	1,674	2,634	0	0	1,756	1,671	1,591	1,674	1,704
Amount deferred	0	657	649	0	1,498	502	263	1,623	0	0	878	0	680	837	1,311
European Equity Fund — total	1,150	1,177	1,106	1,156	1,117	1,177	1,141	1,801	0	0	1,199	1,139	1,086	1,141	1,165
Amount deferred	0	379	442	0	1,021	343	181	1,109	0	0	599	0	463	571	896
Global Bond Fund — total	960	982	922	963	932	982	952	1,503	0	0	999	950	905	952	972
Amount deferred	0	363	369	0	847	286	162	914	0	0	450	0	381	476	745
Global Equity Fund — total	1,154	1,180	1,109	1,158	1,120	1,180	1,144	1,805	0	0	1,201	1,142	1,088	1,144	1,167
Amount deferred	0	443	443	0	1,021	344	188	1,105	0	0	601	0	461	572	896
Seligman Global Technology Fund — total	1,202	1,228	1,155	1,205	1,166	1,228	1,192	1,879	0	0	1,250	1,190	1,133	1,192	1,215
Amount deferred	0	460	462	0	1,062	358	199	1,147	0	0	625	0	479	596	932

(a)	Mr. Nagorniak ceased serving as a member of the Board effective September 2012. Mr. Maher ceased serving as a member of the Board effective October 2012.

(b)	The Fund is new as of the date of this SAI and therefore has no reporting information.

Statement of Additional Information	Page 144

BROKERAGE ALLOCATION AND RELATED PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

The Investment Manager (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions, subject to policies established by the Board. The Investment Manager’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Investment Manager gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Investment Manager will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Investment Manager will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker-dealers supplement the Investment Manager’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Investment Manager and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.
The outside research is useful to the Investment Manager since, in certain instances, the broker-dealers utilized by the Investment Manager may follow a different universe of securities issuers and other matters than those that the Investment Manager’s staff can follow. In addition, this research provides the Investment Manager with a different perspective on financial markets, even if the securities research obtained relates to issuers followed by the Investment Manager. Research services that are provided to the Investment Manager by broker-dealers are available for the benefit of all accounts managed or advised by the Investment Manager. In some cases, the research services are available only from the broker-dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Investment Manager is of the opinion that because the broker-dealer research supplements rather than replaces the Investment Manager’s own research, the receipt of such research does not tend to decrease the Investment Manager’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Investment Manager would have bought any such research services had such services not been provided by broker-dealers, the expenses of such services to the Investment Manager could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to the clients of the Investment Manager other than the Funds. Conversely, any research services received by the Investment Manager through the placement of transactions of other clients may be of value to the Investment Manager in fulfilling its obligations to the Funds. The Investment Manager is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trusts by improving the quality of the Investment Manager’s investment advice. The advisory fees paid by the Trusts are not reduced because the Investment Manager receives such services.

Under Section 28(e) of the 1934 Act, the Investment Manager shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Investment Manager must make a good faith

Statement of Additional Information	Page 145

determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Investment Manager’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker-dealers based on the quality and quantity of execution services provided by broker-dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker-dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Investment Manager, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances, there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Investment Manager. Investment decisions for the Funds and for the Investment Manager’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Investment Manager, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trusts will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Investment Manager, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Investment Manager is authorized to allocate buy and sell orders for portfolio securities to certain broker-dealers and financial institutions, including, in the case of agency transactions, broker-dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that the transaction is effected in accordance with the Funds’ Rule 17e-1 procedures, which require: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker-dealer; (ii) the affiliated broker-dealer charged the Fund commission rates consistent with those charged by the affiliated broker-dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker-dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trusts has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of securities that may be subject to Rule 10f-3.

Given the breadth of the Investment Manager’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Investment Manager. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged

Statement of Additional Information	Page 146

as to price and available investments allocated as to amount in a manner which the Investment Manager believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Investment Manager may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years. In certain instances, the Funds may pay brokerage commissions to broker-dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following chart reflects the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal years. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Total Brokerage Commissions

Total Brokerage Commissions
Fund	2014	2013	2012
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$23,981	$2,601	$62
Capital Allocation Conservative Portfolio	7,619	3,434	35
Capital Allocation Moderate Aggressive Portfolio	128,295	7,398	0	(a)
Capital Allocation Moderate Conservative Portfolio	29,097	1,520	0	(a)
Capital Allocation Moderate Portfolio	49,261	12,772	152
Income Builder Fund	0	0	0
LifeGoal Growth Portfolio	0	0	0	(a)
Masters International Equity Portfolio	221	173	0	(a)
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	73,168	67,317	68,442
Equity Value Fund	1,076,394	428,626	197,812	(b)
International Value Fund(c)	1,006,612	781,245	701,889
Large Cap Enhanced Core Fund	86,352	124,984	80,466
Large Cap Index Fund	22,212	42,941	51,814
Marsico 21st Century Fund	1,140,014	1,303,523	9,239,773
Marsico Focused Equities Fund	1,105,991	1,375,426	2,807,946
Marsico Global Fund	75,119	20,543	23,863
Marsico Growth Fund	1,992,355	3,082,928	2,787,085
Marsico International Opportunities Fund	741,637	841,381	1,858,519
Mid Cap Index Fund	186,412	92,408	85,741
Mid Cap Value Fund	2,825,497	3,282,641	4,535,398
Multi-Advisor International Equity Fund	3,786,564	3,415,590	3,260,492
Overseas Value Fund	725,680	46,885	96,027
Select Large Cap Equity Fund	1,223,814	1,634,499	4,010,902
Small Cap Index Fund	117,229	81,216	81,083
Small Cap Value Fund II	1,900,817	2,555,711	2,738,707
For Funds with fiscal period ending March 31
Short Term Bond Fund	19,065	49,235	22,101

Statement of Additional Information	Page 147

Total Brokerage Commissions
Fund	2014	2013		2012
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	$0	$0		$0	(d)
AMT-Free GA Intermediate Muni Bond Fund	0	0		0	(d)
AMT-Free MD Intermediate Muni Bond Fund	0	0		0	(d)
AMT-Free NC Intermediate Muni Bond Fund	0	0		0	(d)
AMT-Free SC Intermediate Muni Bond Fund	0	0		0	(d)
AMT-Free VA Intermediate Muni Bond Fund	0	0		0	(d)
Global Infrastructure Fund	963,149	560,938		532,746
Short Term Municipal Bond Fund	0	0		0	(d)
	2013	2012		2011
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	0	0		0	(e)
Absolute Return Enhanced Multi-Strategy Fund	248,876	284,730		9,476	(f)
Absolute Return Multi-Strategy Fund	317,763	310,593		10,136	(f)
AP Multi-Manager Value Fund	486,313	13,137	(g)	N/A
Commodity Strategy Fund	0	0	(h)	N/A
Diversified Equity Income Fund(i)	2,173,281	2,126,944		2,004,161
Dividend Opportunity Fund(j)	4,483,217	2,275,856		2,031,035
Flexible Capital Income Fund	0	30,081	(h)	N/A
High Yield Bond Fund	2,367	1,511		0
Mortgage Opportunities Fund(l)	N/A	N/A		N/A
Multi-Advisor Small Cap Value Fund	455,357	581,919		553,603
Select Large-Cap Value Fund(m)	226,081	249,073		256,531
Select Smaller-Cap Value Fund(n)	131,763	148,704		284,794
Seligman Communications and Information Fund(o)	5,124,242	5,967,910		5,767,423
Small/Mid Cap Value Fund(k)	1,696,261	1,393,564		1,541,840
U.S. Government Mortgage Fund	142,442	70,649		17,660
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund(p)	0	0		132
Floating Rate Fund	0	1,000		0
Global Opportunities Fund(q)	10,312	615,788		426,809
Income Opportunities Fund	0	0		0
Inflation Protected Securities Fund	26,718	15,357		40,902
Large Core Quantitative Fund	1,232,331	89,797		756,280
Large Growth Quantitative Fund(r)	196,926	213,935		192,755
Large Value Quantitative Fund(s)	134,359	89,873		123,762
Limited Duration Credit Fund	70,962	41,979		28,296
Minnesota Tax-Exempt Fund(t)	0	0		824
Money Market Fund	0	0		0
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	231,954	324,649		274,651	(u)
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	0	0		0
Asia Pacific ex-Japan Fund	893,911	622,494		964,616
Emerging Markets Bond Fund	0	207		0
European Equity Fund	604,819	747,555		601,158
Global Bond Fund	15,503	15,758		18,259
Global Equity Fund	457,459	499,796		673,331
Seligman Global Technology Fund	745,143	944,043		1,304,433

Statement of Additional Information	Page 148

(a)	The Fund changed its fiscal year end in 2012 from March 31 to January 31. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to January 31, 2012.

(b)	The Fund changed its fiscal year end in 2012 from March 31 to February 28/29. For the fiscal year ended 2012, the information shown is for the period from April 1, 2011 to February 29, 2012. For fiscal years ended 2011 and 2010, the information shown is from April 1, 2010 to March 31, 2011 and April 1, 2009 to March 31, 2010, respectively.

(c)	Because the Fund’s brokerage commissions were paid at the Master Portfolio level for these time periods, amounts shown are for the Master Portfolio.

(d)	The Funds changed their fiscal year end in 2012 from March 31 to April 30. For the fiscal year ended 2012, the information shown is for the 13-month period from April 1, 2011 to April 30, 2012.

(e)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

(f)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

(g)	For the period from April 20, 2012 (commencement of operations) to May 31, 2012.

(h)	For the period from July 28, 2011 (commencement of operations) to May 31, 2012.

(i)	The Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. The brokerage commissions paid for the fiscal year from October 1, 2009 to September 30, 2010 were $2,243,590.

(j)	The Fund changed its fiscal year end in 2012 from June 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from July 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from July 1, 2010 to June 30, 2011. The brokerage commissions paid for the fiscal year from July 1, 2009 to June 30, 2010 were $402,958.

(k)	The Fund changed its fiscal year end in 2012 from September 30 to May 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to May 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011. The brokerage commissions paid for the fiscal year from October 1, 2009 to September 30, 2010 were $2,620,808.

(l)	The Fund is new as of the date of this SAI and therefore has no reporting information.

(m)	The Fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. The brokerage commissions paid for the fiscal year from January 1, 2010 to December 31, 2010 were $180,393.

(n)	The Fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. The brokerage commissions paid for the fiscal year from January 1, 2010 to December 31, 2010 were $163,708.

(o)	The Fund changed its fiscal year end in 2012 from December 31 to May 31. For the fiscal year ended 2012, the information shown is for the period from January 1, 2012 to May 31, 2012. For fiscal year ended 2011, the information shown is from January 1, 2011 to December 31, 2011. The brokerage commissions paid for the fiscal year from January 1, 2010 to December 31, 2010 were $9,167,229.

(p)	The Fund changed its fiscal year end in 2012 from November 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from December 1, 2011 to July 31, 2012. For fiscal year ended 2011, the information shown is from December 1, 2010 to November 30, 2011.

(q)	The Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(r)	The Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(s)	The Fund changed its fiscal year end in 2012 from September 30 to July 31. For the fiscal year ended 2012, the information shown is for the period from October 1, 2011 to July 31, 2012. For fiscal year ended 2011, the information shown is from October 1, 2010 to September 30, 2011.

(t)	The Fund changed its fiscal year end in 2012 from August 31 to July 31. For the fiscal year ended 2012, the information shown is for the period from September 1, 2011 to July 31, 2012. For fiscal year ended 2011, the information shown is from September 1, 2010 to August 31, 2011.

(u)	For the period from September 28, 2010 (when shares became publicly available) to August 31, 2011.

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the Investment Manager may engage in brokerage and other securities transactions on behalf of a Fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The Investment Manager will use an affiliate only if (i) the Investment Manager determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Statement of Additional Information	Page 149

No brokerage commissions were paid for a Fund in the last three fiscal periods to brokers affiliated with the Funds’ Investment Manager or any subadvisers, unless otherwise shown in the following table. The table is organized by fiscal year end.

	Broker	Nature of Affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate amount of commissions paid to broker	Aggregate amount of commissions paid to broker
Fund	2014					2013	2012
For funds with fiscal period ending February 28/29
Convertible Securities Fund	Merrill Lynch Pierce Fenner & Smith (MLPFS)	(1)	$1,380	2%	5%	$0	$0
	2013					2012	2011
For funds with fiscal period ending May 31
Absolute Return Enhanced Multi-Strategy Fund	MLPFS	(1)	$137	34.4%	6.5%	$0	$0
Absolute Return Multi-Strategy Fund	MLPFS	(1)	$174	8.6%	6.8%	$0	$0
Select Large-Cap Value Fund	MLPFS	(1)	$0	N/A	N/A	$0	$1,200
Seligman Communications and Information Fund	MLPFS	(1)	$0	N/A	N/A	$0	$5,613

(1)	Prior to May 1, 2010, MLPF&S and other broker-dealers affiliated with BANA were affiliated broker-dealers of the series of CFST by virtue of being under common control with the Previous Adviser. The affiliation created by this relationship ended on May 1, 2010, when the investment advisory agreement with the Previous Adviser was terminated and the Fund entered into a new investment management services agreement with the Investment Manager. However, BANA, on behalf of its fiduciary accounts, continues to have investments in certain of the Columbia Funds. The amounts shown include any brokerage commissions paid to MLPF&S after May 1, 2010.

Directed Brokerage

The Funds or the Investment Manager, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker-dealer because of the research services it provides the Funds or the Investment Manager. Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. The Investment Manager also receives proprietary research from brokers, but these amounts have not been included in the table.

During each Fund’s most recent applicable fiscal year (or period), the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Brokerage Directed for Research

	Brokerage directed for research
	Amount of transactions		Amount of commissions imputed or paid
Fund
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$0	(a)	$0	(a)
Capital Allocation Conservative Portfolio	0	(a)	0	(a)
Capital Allocation Moderate Aggressive Portfolio	0	(a)	0	(a)
Capital Allocation Moderate Conservative Portfolio	0	(a)	0	(a)
Capital Allocation Moderate Portfolio	0	(a)	0	(a)
Income Builder Fund	0	(a)	0	(a)
LifeGoal Growth Portfolio	0	(a)	0	(a)
Masters International Equity Portfolio	0	(a)	0	(a)

Statement of Additional Information	Page 150

	Brokerage directed for research*
	Amount of transactions	Amount of commissions imputed or paid
Fund
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$15,836,431	$11,083
Equity Value Fund	647,457,148	434,072
International Value Fund	101,288,961	59,139
Large Cap Enhanced Core Fund	13,202,654	14,739
Large Cap Index Fund	0	0
Marsico 21st Century Fund	1,478,711,984	422,384
Marsico Focused Equities Fund	2,048,217,136	422,401
Marsico Global Fund	72,414,478	29,980
Marsico Growth Fund	2,409,959,491	595,243
Marsico International Opportunities Fund	561,691,551	364,999
Mid Cap Index Fund	0	0
Mid Cap Value Fund	1,130,272,370	949,345
Multi-Advisor International Equity Fund	559,220,705	782,287
Overseas Value Fund	41,144,226	47,639
Select Large Cap Equity Fund	1,621,992,778	876,949
Small Cap Index Fund	0	0
Small Cap Value Fund II	320,186,445	491,350
For Funds with fiscal period ending March 31
Short Term Bond Fund	0	0
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	0	0
AMT-Free GA Intermediate Muni Bond Fund	0	0
AMT-Free MD Intermediate Muni Bond Fund	0	0
AMT-Free NC Intermediate Muni Bond Fund	0	0
AMT-Free SC Intermediate Muni Bond Fund	0	0
AMT-Free VA Intermediate Muni Bond Fund	0	0
Global Infrastructure Fund	345,514,680	295,761
Short Term Municipal Bond Fund	0	0
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	0	0
Absolute Return Enhanced Multi-Strategy Fund	1,272,407,083	765,923
Absolute Return Multi-Strategy Fund	1,291,242,820	775,892
AP Multi-Manager Value Fund	185,026,356	154,997
Commodity Strategy Fund	0	0
Diversified Equity Income Fund	832,662,810	714,308
Dividend Opportunity Fund	1,331,212,349	1,197,462
Flexible Capital Income Fund	0	0
High Yield Bond Fund	0	0
Mortgage Opportunities Fund(b)	N/A	N/A
Multi-Advisor Small Cap Value Fund	121,724,914	174,365
Select Large-Cap Value Fund	39,057,432	37,564
Select Smaller-Cap Value Fund	1,504,100	1,650
Seligman Communications and Information Fund	678,203,764	954,003
Small/Mid Cap Value Fund	317,188,319	411,192
U.S. Government Mortgage Fund	0	0

Statement of Additional Information	Page 151

	Brokerage directed for research*
	Amount of transactions	Amount of commissions imputed or paid
Fund
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund	$0	$0
Floating Rate Fund	0	0
Global Opportunities Fund	0	0
Income Opportunities Fund	0	0
Inflation Protected Securities Fund	0	0
Large Core Quantitative Fund	1,118,019,054	655,538
Large Growth Quantitative Fund	52,548,806	36,945
Large Value Quantitative Fund	8,331,694	10,076
Limited Duration Credit Fund	0	0
MN Tax-Exempt Fund	0	0
Money Market Fund	0	0
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	243,512,195	80,293
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	0	0
Asia Pacific ex-Japan Fund	261,498,978	678,399
Emerging Markets Bond Fund	0	0
European Equity Fund	354,693,602	507,235
Global Bond Fund	0	0
Global Equity Fund	273,288,820	401,330
Seligman Global Technology Fund	50,559,187	59,810

(a)	The underlying funds may have directed transactions to firms in exchange for research services.

(b)	The Fund is new as of the date of this SAI and therefore has no reporting information.

Securities of Regular Broker-Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker-dealers that the Investment Manager uses to transact brokerage for the Funds.

As of each Fund’s most recent applicable fiscal year (or period) end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Brokers or Dealers

Fund	Issuer	Value of securities owned at end of fiscal period
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	None	N/A
Capital Allocation Conservative Portfolio	None	N/A
Capital Allocation Moderate Aggressive Portfolio	None	N/A
Capital Allocation Moderate Conservative Portfolio	None	N/A
Capital Allocation Moderate Portfolio	None	N/A
Income Builder Fund	None	N/A
LifeGoal Growth Portfolio	None	N/A
Masters International Equity Portfolio	None	N/A

Statement of Additional Information	Page 152

Fund	Issuer	Value of securities owned at end of fiscal period
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	None	N/A
Equity Value Fund	Citigroup, Inc.	$29,629,481
	The Goldman Sachs Group, Inc.	21,378,339
	JPMorgan Chase & Co.	34,925,492
	Morgan Stanley	13,405,115
	PNC Financial Services Group, Inc.	4,465,515
International Value Fund	None	N/A
Large Cap Enhanced Core Fund	Citigroup, Inc.	578,697
	JPMorgan Chase & Co.	3,039,870
Large Cap Index Fund	Ameriprise Financial, Inc.	3,966,255
	Citigroup, Inc.	27,604,868
	E*TRADE Financial Corp.	1,207,515
	Franklin Resources, Inc.	4,024,369
	The Goldman Sachs Group, Inc.	13,131,407
	JPMorgan Chase & Co.	39,977,529
	Legg Mason, Inc. (subsidiary)	913,639
	Morgan Stanley	7,986,440
	PNC Financial Services Group, Inc.	8,144,061
	The Charles Schwab Corp.	5,756,514
Marsico 21st Century Fund	Morgan Stanley	21,089,191
Marsico Focused Equities Fund	None	N/A
Marsico Global Fund	None	N/A
Marsico Growth Fund	Citigroup, Inc.	41,426,778
Marsico International Opportunities Fund	None	N/A
Mid Cap Index Fund	Affiliated Managers Group, Inc.	23,236,774
	Eaton Vance Corp.	10,712,580
	Primerica, Inc.	5,732,254
	Raymond James Financial, Inc. (subsidiary)	15,176,678
Mid Cap Value Fund	TD Ameritrade Holding Corp.	58,874,409
	Raymond James Financial, Inc. (subsidiary)	72,337,629
Multi-Advisor International Equity Fund	None	N/A
Overseas Value Fund	None	N/A
Select Large Cap Equity Fund	Citigroup, Inc.	14,388,158
	JPMorgan Chase & Co.	16,402,854
Small Cap Index Fund	Investment Technology Group, Inc.	2,514,465
	Piper Jaffray Companies	2,672,717
	Stifel Financial Corp.	11,371,602
Small Cap Value Fund II	None	N/A

Statement of Additional Information	Page 153

Fund	Issuer	Value of securities owned at end of fiscal period
For Funds with fiscal period ending March 31
Short Term Bond Fund	Bear Stearns Commercial Mortgage Securities Trust	$18,619,119
	Citigroup Inc.	15,724,197
	Citigroup Commercial Mortgage Trust	12,599,172
	Citigroup Mortgage Loan Trust, Inc.	2,163,048
	Credit Suisse Mortgage Capital Certificates	7,490,806
	Credit Suisse First Boston Mortgage Securities Corp.	14,898,550
	GS Mortgage Securities Trust	13,172,304
	GS Mortgage Securities Corp II	4,899,214
	The Goldman Sachs Group, Inc.	15,185,560
	JPMorgan Chase & Co.	17,915,207
	JPMorgan Chase Commercial Mortgage Securities Trust	56,864,701
	JPMorgan Resecuritization Trust	16,119,673
	LB-UBS Commercial Mortgage Trust	470,412
	Merrill Lynch Mortgage Trust	5,703,740
	Morgan Stanley	11,217,208
	Morgan Stanley Capital 1, Inc.	9,118,690
	PNC Bank NA	9,133,725
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	None	N/A
AMT-Free GA Intermediate Muni Bond Fund	None	N/A
AMT-Free MD Intermediate Muni Bond Fund	None	N/A
AMT-Free NC Intermediate Muni Bond Fund	None	N/A
AMT-Free SC Intermediate Muni Bond Fund	None	N/A
AMT-Free VA Intermediate Muni Bond Fund	None	N/A
Global Infrastructure Fund	None	N/A
Short Term Municipal Bond Fund	None	N/A
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	None	N/A
Absolute Return Enhanced Multi-Strategy Fund	JPMorgan Chase & Co.	415,976
	Morgan Stanley	(102,072)
	PNC Financial Services Group, Inc.	142,922
Absolute Return Multi-Strategy Fund	Citigroup, Inc.	491,358
	Franklin Resources, Inc.	507,003
	The Goldman Sachs Group, Inc.	297,579
	JPMorgan Chase & Co.	1,140,876
	Morgan Stanley	159,518
	Morgan Stanley	(280,911)
	PNC Financial Services Group, Inc.	394,020
AP Multi-Manager Value Fund	Citigroup, Inc.	20,493,730
	The Goldman Sachs Group, Inc.	14,532,417
	JPMorgan Chase & Co.	20,763,907
	Morgan Stanley	7,059,900
Commodity Strategy Fund	None	N/A

Statement of Additional Information	Page 154

Fund	Issuer	Value of securities owned at end of fiscal period
Diversified Equity Income Fund	Citigroup, Inc.	$83,901,254
	The Goldman Sachs Group, Inc.	54,145,579
	JPMorgan Chase & Co.	85,063,230
	Morgan Stanley	29,351,745
Dividend Opportunity Fund	The Goldman Sachs Group, Inc.	161,015,543
	JPMorgan Chase & Co.	188,530,714
	Morgan Stanley	18,851,931
Flexible Capital Income Fund	JPMorgan Chase & Co.	1,268,672
High Yield Bond Fund	E*TRADE Financial Corp.	5,529,300
	Nuveen Investments, Inc.	13,848,130
Mortgage Opportunities Fund(a)	N/A	N/A
Multi-Advisor Small Cap Value Fund	E*TRADE Financial Corp.	1,157,185
	Eaton Vance Corp.	892,465
	Stifel Financial Corp.	1,619,550
Select Large-Cap Value Fund	Citigroup, Inc.	23,915,400
	JPMorgan Chase & Co.	25,384,350
	Morgan Stanley	19,813,500
Select Smaller-Cap Value Fund	None	N/A
Seligman Communications and Information Fund	None	N/A
Small/Mid Cap Value Fund	None	N/A
U.S. Government Mortgage Fund	Chase Mortgage Finance Corp.	1,121,303
	Citigroup Capital XIII	35,116,567
	Credit Suisse Mortgage Capital Certificates	86,326,239
	Credit Suisse Commercial Mortgage Trust	24,348,795
	Jefferieis & Co., Inc.	2,928,763
	JPMorgan Resecuritization Trust	960,627
	Merrill Lynch Mortgage Investors, Inc.	12,165
	Morgan Stanley Capital 1, Inc.	2,195,887
	Morgan Stanley Remeric Trust	14,423,622
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund	None	N/A
Floating Rate Fund	Nuveen Investments, Inc.	6,021,328
Global Opportunities Fund	Citigroup, Inc.	7,444,549
	Citigroup Mortgage Loan Trust, Inc.	175,095
	E*TRADE Financial Corp.	188,062
	JPMorgan Chase Commercial Mortgage Securities	66,561
	LB-UBS Commercial Mortgage Trust	42,608
	Morgan Stanley Resecuritization Trust	139,241
	Nuveen Investments, Inc.	43,538
	Piper Jaffray Companies	130,845
Income Opportunities Fund	E*TRADE Financial Corp.	7,932,625
Inflation Protected Securities Fund	The Goldman Sachs Group, Inc.	603,211
	JPMorgan Chase Commercial Mortgage Securities	1,121,214
	Morgan Stanley	799,122
	Morgan Stanley Capital I	1,127,285
	Morgan Stanley Remeric Trust	1,928,965

Statement of Additional Information	Page 155

Fund	Issuer	Value of securities owned at end of fiscal period
Large Core Quantitative Fund	Citigroup, Inc.	$92,178,306
	The Goldman Sachs Group, Inc.	67,629,569
	JPMorgan Chase & Co.	110,635,196
Large Growth Quantitative Fund	None	N/A
Large Value Quantitative Fund	Citigroup, Inc.	11,554,224
	The Goldman Sachs Group, Inc.	8,431,142
	JPMorgan Chase & Co.	14,545,530
Limited Duration Credit Fund	None	N/A
Minnesota Tax-Exempt Fund	None	N/A
Money Market Fund	None	N/A
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	Citigroup, Inc.	4,033,622
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	GS Mortgage Securities Corp. II	1,581,653
Asia Pacific ex-Japan Fund	None	N/A
Emerging Markets Bond Fund	Morgan Stanley	1,450,774
European Equity Fund	None	N/A
Global Bond Fund	Citigroup, Inc.	306,683
	Citigroup/Deutsche Bank Commercial Mortgage Trust	277,144
	E*TRADE Financial Corp.	29,960
	Goldman Sachs Group	568,996
	JPMorgan Chase Commercial Mortgage Securities Corp.	388,785
	Morgan Stanley	611,293
Global Equity Fund	Affiliated Managers Group, Inc.	2,254,172
	JPMorgan Chase & Co.	7,668,585
Seligman Global Technology Fund	None	N/A

(a)	The Fund is new as of the date of this SAI and therefore has no reporting information.

Statement of Additional Information	Page 156

OTHER PRACTICES

Performance Disclosure

Effective beginning with performance reporting for the December 31, 2011 year end, in presenting performance information for newer share classes, if any, of a Fund, the Fund typically includes, for periods prior to the offering of such share classes, the performance of the Fund’s oldest share class (except as otherwise disclosed), adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable, based on the expense ratios of those share classes for the Fund’s most recently completed fiscal year for which data was available at December 31, 2011 or, for Funds and classes first offered after January 1, 2011, the expected expense differential at the time the newer share class is first offered. Actual expense differentials across classes will vary over time. The performance of the Fund’s newer share classes would have been substantially similar to the performance of the Fund’s oldest share class because all share classes of a Fund are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same sales charges and/or expenses (although differences in expenses between share classes may change over time).

Prior to December 31, 2011, in presenting performance information for a newer share class of a Fund, series of CFST would typically include, for periods prior to the offering of such newer share class, the performance of an older share class, the class-related operating expense structure of which was most similar to that of the newer share class, and for periods prior to the initial offering of such older share class, would include the performance of successively older share classes with successively less similar expense structures. Such performance information was not restated to reflect any differences in expenses between share classes and if such differences had been reflected, the performance shown might have been lower. Because, prior to December 31, 2011, series of CFST used a different methodology for presenting performance information for a newer share class, such performance information published before December 31, 2011 may differ from corresponding performance information published after December 31, 2011.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund – Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

See below for an explanation for any significant variation in a Fund’s portfolio turnover rates over the two most recently completed fiscal years, if applicable:

The variation in turnover rates for Absolute Return Emerging Markets Macro Fund, Absolute Return Enhanced Multi-Strategy Fund and Absolute Return Multi-Strategy Fund, over the two most recently completed fiscal periods is due to the fact that the fiscal year ended May 31, 2012 was the funds first complete fiscal year.

The high portfolio turnover rate for U.S. Government Mortgage Fund for each of the last two fiscal year ends can be attributed to the inclusion of mortgage dollar rolls.

Disclosure of Portfolio Holdings Information

The Board and the Investment Manager believe that the investment ideas of the Investment Manager and any subadviser with respect to portfolio management of a Fund should seek to benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies. However, the Board also believes that knowledge of a Fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public, unless such persons

Statement of Additional Information	Page 157

have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide portfolio holdings on a selective basis, and the Investment Manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the Fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders.

Although the Investment Manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the Investment Manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Funds’ website. The information is available on the Funds’ website as described below.

•

For equity, alternative and flexible funds (other than the equity funds identified below) and fund-of-funds (equity and fixed income), a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.

•

For Funds that are subadvised by Marsico Capital, Columbia Small Cap Growth Fund I and Columbia Variable Portfolio – Small Company Growth Fund, a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 30 calendar days after such month-end.

•

For fixed-income Funds (other than money market funds), a complete list of Fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.

•

For money market Funds, a complete list of Fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the Fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market Fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market Funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

Portfolio holdings of Funds owned solely by affiliates of the Investment Manager are not disclosed on the website. A complete schedule of each Fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, each Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

In addition, the Investment Manager makes publicly available information regarding certain Fund’s largest five to fifteen holdings, as a percentage of the market value of the Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website columbiamanagement.com, approximately 15 calendar days following the month-end. The scope of the information that is made available on the Funds’ websites pursuant to the Funds’ policies may change from time to time without prior notice. This information may not be available on the website for all Funds included in this SAI.

The Investment Manager may also disclose more current portfolio holdings information as of specified dates on the Funds’ website.

The Funds, the Investment Manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than when the information is disclosed publicly on the funds’ website or no earlier than the time a fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the Funds have a legitimate business

Statement of Additional Information	Page 158

purpose for making such disclosure, (ii) the Funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Investment Manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Investment Manager, the Funds’ Distributor or any affiliated person of a Fund, the

Investment Manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Funds with their day-to-day business affairs. These service providers include each Fund’s subadviser(s) (if any) and vendors or other entities each subadviser may also hire to perform services for the funds, affiliates of the Investment Manager, the Funds’ custodian, subcustodians, the Funds’ independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds also disclose portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

The Board has adopted policies to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Before any selective disclosure of portfolio holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC, which is chaired by the Funds’ Chief Compliance Officer, is comprised of members from the Investment Manager’s legal department, compliance department, and the Funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the Investment Manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Funds’ President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Ongoing Portfolio Holdings Disclosure Arrangements:

The Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to a Fund’s custodians, subcustodians, Administrator, Investment Manager and subadvisers, the following disclosure arrangements are in place:

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Entities contracted by the Fund Family:
BarraOne / MSCI Barra	Used for risk analysis and reporting.	Daily
Barclays Capital	Used for analytics including risk and attribution assessment.	Daily

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Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
BlackRock Aladdin	Used for fixed income trading and decision support.	Daily
Bloomberg	Used for portfolio analytics and independent research.	Daily or Monthly
Catapult (formerly Reflections)	Used to provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Cenveo, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Citigroup	Used for mortgage decision support.	Daily
Cogent Consulting LLC	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
FactSet Research Systems, Inc.	Used for provision of quantitative analytics, charting and fundamental data.	Daily
Harte-Hanks	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Index Universe	Used to cover product and market developments related to index funds, ETFs, index derivatives, and other sophisticated investment strategies.	Monthly
Institutional Shareholder Services Inc. (“ISS”)	Used for proxy voting administration and research on proxy matters.	Daily
ITG, Inc.	Used to evaluate and assess trading activity, execution and practices.	Quarterly
Intex	Used to provide mortgage analytics.	Periodic
Investor Tool’s Perform	Used for muni decision support.	Daily
JDP Marketing Services	Used to write or edit Columbia Fund shareholder reports, quarterly fund commentaries, and communications, including shareholder letters and management’s discussion of Columbia Fund performance.	Monthly, as needed
Kynex	Used to provide portfolio attribution reports for the Columbia Convertible Securities Fund.	Daily
Linedata Services, Inc.	Used to assist in resolving technical difficulties with LongView trade order management system software.	As Needed
Lipper / Thomson Reuters	Used to assure accuracy of Lipper Fact Sheets.	Monthly
Malaspina Communications	Use to facilitate writing management’s discussion of Columbia Fund performance for Columbia Fund shareholder reports and periodic marketing communications.	Monthly
Markit/Wall Street Office	Used for bank loan asset servicing.	Daily
Merrill Corporation	Used to provide Edgar filing and typesetting services, as well as printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
MoneyMate	Used to report returns and analytics to client facing materials.	Monthly
Morningstar	Used for independent research and ranking of funds, and to fulfill role as investment consultant for fund-of-funds product.	Monthly or As Needed
Print Craft	Used to assemble kits and mailing that include the fact sheets.	As Needed
R.R. Donnelley & Sons Company	Used to provide Edgar filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Sungard Invest One	Used as portfolio accounting system.	Daily
Threadneedle Investments	Used by portfolio managers and research analysts in supporting certain management strategies, and by shared support partners (legal, operations, compliance, risk, etc.) to provide Fund maintenance and development.	As Needed
Universal Wilde	Used to provide printing and mailing services for prospectuses, annual and semi-annual reports, and supplements.	As Needed
Wilshire Associates, Inc.	An equity analytics tool that is used to provide daily performance attribution reporting based on daily holdings to the investment and 5P teams.	Daily

Entities contracted by fund subadvisers:
Advent	Used by certain subadvisers for portfolio accounting.	As Needed
Barra	Used by certain subadvisers for portfolio analysis.	Daily
Bloomberg	Used by certain subadvisers for analytical information, portfolio analysis and research reports.	Daily
Cogent Consulting LLC	Used by certain subadvisers for commission rate evaluation and reporting.
FactSet Research Systems, Inc.	Used by certain subadvisers for analytical and statistical information and portfolio analysis.	Daily
ITG, Inc.	Used by certain subadvisers for trading and compliance purposes. Used by certain subadvisers to evaluate trade execution.	As Needed Daily
JPMorgan Chase Bank NA	Used by certain subadvisers for back office and shadow accounting functions.	Daily
RiskMetrics	Used by certain subadvisers for portfolio analysis.	Daily
Tamale	Used by certain subadvisers for research management.	Daily
Thomson Reuters	Used by certain subadvisers for portfolio analysis.	Daily
Wilshire Associates	Used by certain subadvisers for portfolio analysis.	Daily

In addition, portfolio holdings information may be provided from time to time to the Funds’ counsel, counsel to the independent trustees and the Funds’ independent auditors in connection with the services they provide to the Funds or the trustees. Portfolio holdings information may also be provided to affiliates of the Investment Manager to monitor risks and various holdings limitations that must be aggregated with affiliated funds and accounts, among other purposes. The Investment Manager and the subadvisers use a variety of broker-dealers and other agents to effect securities transactions on

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behalf of the Funds. These broker-dealers may become aware of the Funds’ intentions, transactions and positions in performing their functions.

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent, the Distributor and the Investment Manager, may pay significant amounts to Selling Agents, including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to Selling Agents may vary. A number of factors may be considered in determining payments to a Selling Agent, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by Selling Agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares on an annual basis.

The Board has authorized each Fund to pay up to 0.20% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the Selling Agent for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to Selling Agents in connection with the provision of these additional shareholder services and other services.

The Funds also may make additional payments to Selling Agents that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected Selling Agents receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the Selling Agent’s system or other similar services.

As of April 2013, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Funds to the Selling Agents or their affiliates shown on the following page.

Recipients of Shareholder Servicing Payments with Respect to the Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	ADP Broker-Dealer, Inc.

•	American Century Investment Management, Inc.

•	American United Life Insurance Co.

•	Ameriprise Financial Services, Inc.*

•	Ascensus, Inc.

•	AXA Advisors

•	AXA Equitable Life Insurance

•	Bank of America, N.A.

•	Benefit Plan Administrators

•	Benefit Trust

•	Charles Schwab & Co., Inc.

•	Charles Schwab Trust Co.

•	Clearview Correspondent Services/BB&T Securities

•	Davenport & Company City National Bank

•	CPI Qualified Plan Consultants, Inc.

•	Daily Access Concepts, Inc.

•	Digital Retirement Solutions
•	Edward D. Jones & Co., LP

•	ExpertPlan

•	Fidelity Brokerage Services, Inc.

•	Fidelity Investments Institutional Operations Co.

•	Guardian Life and Annuity Company Inc.

•	Genworth Life and Annuity Insurance Company

•	GWFS Equities, Inc.

•	Hartford Life Insurance Company

•	Hartford Securities Distribution

•	HD Vest

•	Hewitt Associates LLC

•	ICMA Retirement Corporation

•	ING Life Insurance and Annuity Company

•	ING Institutional Plan Services, LLP

•	Janney Montgomery Scott, Inc.

•	JJB Hilliard Lyons

•	John Hancock Life Insurance Company (USA)

Statement of Additional Information	Page 161

•	John Hancock Life Insurance Company of New York

•	JP Morgan Retirement Plan Services LLC

•	Lincoln National Life Insurance Company

•	Lincoln Retirement Services

•	LPL Financial Corporation

•	Marshall & Illsley Trust Company

•	Massachusetts Mutual Life Insurance Company

•	Mercer HR Services, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Mid Atlantic Capital Corporation

•	Minnesota Life Insurance Co.

•	Morgan Stanley Smith Barney

•	Morgan Keegan & Company

•	MSCS Financial Services Division of Broadridge Business Process Outsourcing LLC

•	National Financial Services

•	Nationwide Investment Services

•	Newport Retirement Services, Inc.

•	New York State Deferred Compensation Plan

•	NYLife Distributors LLC

•	Oppenheimer

•	Plan Administrators, Inc.

•	PNC Bank

•	Principal Life Insurance Company of America

•	Prudential Insurance Company of America

•	Prudential Retirement Insurance & Annuity Company

•	Pershing LLC
•	Raymond James & Associates

•	RBC Capital Markets

•	Reliance Trust

•	Robert W. Baird & Co., Inc.

•	Standard Insurance Company

•	Stifel Nicolaus & Co.

•	TD Ameritrade Clearing, Inc.

•	TD Ameritrade Trust Company

•	The Retirement Plan Company

•	Teachers Insurance and Annuity Association of America

•	Transamerica Advisors Life Insurance Company

•	Transamerica Life Insurance Company

•	T. Rowe Price Group, Inc.

•	UBS Financial Services, Inc.

•	Unified Trust Company, N.A.

•	Upromise Investments, Inc.

•	USAA Investment Management Co

•	Vanguard Group, Inc.

•	VALIC Retirement Services Company

•	Wells Fargo Advisors

•	Wells Fargo Bank, N.A.

•	Wells Fargo Funds Management, LLC

•	Wilmington Trust Company

•	Wilmington Trust Retirement & Institutional Services Company

•	Xerox HR Solutions

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other Selling Agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Selling Agent Payments

Selling Agents may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Related Practices – Additional Shareholder Servicing Payments.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected Selling Agents, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single Selling Agent may receive payments under all categories. A Selling Agent also may receive payments described above in Brokerage Allocation and Related Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a Selling Agent or its representatives to recommend or offer shares of a Fund to its

Statement of Additional Information	Page 162

customers. The amount of payments made to Selling Agents may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the Selling Agent, the size of the customer/shareholder base of the Selling Agent, the manner in which customers of the Selling Agent make investments in the Funds, the nature and scope of marketing support or services provided by the Selling Agent (as described more fully below) and the costs incurred by the Selling Agent in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and Selling Agents, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing/Sales Support Payments

The Distributor, the Investment Manager and their affiliates may make payments, from their own resources, to certain Selling Agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, gross sales of the Columbia Funds distributed by the Distributor attributable to that Selling Agent, reimbursement of ticket charges (fees that a Selling Agent firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each Selling Agent, the marketing support payments to each Selling Agent generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the Selling Agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the Selling Agent. The Distributor and other Ameriprise Financial affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain Selling Agents. Such increased payments may enable the Selling Agents to offset credits that they may provide to their customers.

As of April 2013, the Distributor, the Investment Manager or their affiliates had agreed to make marketing support payments with respect to the Funds to the Selling Agents or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group

•	Ameriprise Financial Services, Inc.*

•	AXA Advisors, LLC

•	Citigroup Global Markets Inc./Citibank

•	Commonwealth Financial Network

•	Investacorp

•	J.J.B. Hilliard, W.L. Lyons, Inc.

•	J.P. Morgan Chase Clearing Corp.

•	Lincoln Financial Advisors Corp.

•	Linsco/Private Ledger Corp.

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley Smith Barney

•	Oppenheimer & Co., Inc.

•	Raymond James & Associates, Inc.

•	Raymond James Financial Services, Inc.

•	RBC Capital Markets

•	Securities America, Inc.

•	Triad Advisors

•	UBS Financial Services Inc.

•	U.S. Trust/Bank of America

•	Wells Fargo Advisors

•	Vanguard Marketing Corp

*	Ameriprise Financial affiliate

The Distributor, the Investment Manager and their affiliates may enter into similar arrangements with other Selling Agents from time to time. Therefore, the preceding list is subject to change at any time without notice.

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Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain Selling Agents that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to Selling Agents that enable the Distributor to participate in and/or present at Selling Agent-sponsored conferences or seminars, sales or training programs for invited registered representatives and other Selling Agent employees, financial intermediary entertainment and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event. Your Selling Agent may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your Selling Agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a Selling Agent and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trusts’ Shares

The Trusts may issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Most of the Funds are authorized to issue multiple classes of shares. Such classes are designated as Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Subject to certain limited exceptions discussed in each Fund’s prospectuses and in this SAI, a Fund may no longer be accepting new investments from current shareholders or prospective investors in general or with respect to one or more classes of shares. The Funds, however, may at any time and without notice, accept new investments in general or with respect to one or more previously closed classes of shares.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds or the relevant class. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds and classes will continue indefinitely.

Shareholder Liability

CFST. CFST is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the series of CFST will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

CFSTII. CFSTII is organized as a business trust under Massachusetts law. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts, contains an express disclaimer of shareholder liability for acts or obligations of CFSTII, or of any series in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a series of CFSTII is charged or held to be personally liable for any obligation or liability of the Trust, or of any series of the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, CFSTII (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that CFSTII may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of CFSTII are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

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Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law (in the case of CFST) or Massachusetts business trust law (in the case of CFSTII). Each whole share (or fractional share) outstanding on the record date established in accordance with the Declaration of Trust shall be entitled to: (for CFST) one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote; and (for CFST II) a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trusts. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of each Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement or investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trusts are not required to hold, and have no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of a Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Conversion features and exchange privileges are described in the Funds’ prospectuses and Appendix S to this SAI.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trusts have no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by each applicable Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and transfer shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information and Appendix S to this SAI supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker-dealers to accept buy and sell orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.

Should a Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

The Trusts also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trusts’ responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trusts have elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

The timing and magnitude of cash inflows from investors buying Fund shares could prevent a Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact a Fund’s performance.

Potential Adverse Effects of Large Investors

Each Fund may from time to time sell to one or more investors, including other funds advised by the Investment Manager or third parties, a substantial amount of its shares, and may thereafter be required to satisfy redemption requests by such investors. Such sales and redemptions may be very substantial relative to the size of the Fund. While it is not possible to predict the overall effect of such sales and redemptions over time, such transactions may adversely affect the Fund’s performance to the extent that the Fund is required to invest cash received in connection with a sale or to sell portfolio securities to facilitate a redemption at, in either case, a time when the Fund otherwise would not invest or sell. Such transactions also may increase a Fund’s transaction costs, which would detract from Fund performance. If a Fund is forced to sell portfolio securities that have appreciated in value, such sales may accelerate the realization of taxable income.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Statement of Additional Information	Page 167

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those Funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern Time unless the NYSE closes earlier) on each day the Fund is open for business, unless the Board determines otherwise. The Funds do not value their shares on days that the NYSE is closed.

For Funds Other than Money Market Funds. The value of each Fund’s portfolio securities is determined in accordance with the Trusts’ valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the Fund’s portfolio securities are typically valued using the following methodologies:

Equity Securities. Equity securities (including common stocks, preferred stocks, convertible securities, warrants and ETFs) listed on an exchange are valued at the closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price or, if the official closing price is not readily available, at the mean between the closing bid and asked prices. Equity securities and ETFs that are not listed on any national exchange and are not included in the NASDAQ National Market System are valued at the primary exchange last sale price, or if the last sale price is not readily available, at the mean between the closing bid and asked prices. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies.

Fixed Income Securities. Short-term debt securities purchased with remaining maturities of 60 days or less and long-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost value. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. The value of short-term debt securities with remaining maturities in excess of 60 days is the market price, which may be obtained from a pricing service or, if a market price is not available from a pricing service, a bid quote from a broker or dealer. Short-term variable rate demand notes are typically valued at their par value. Other debt securities typically are valued using an evaluated bid provided by a pricing service. If pricing information is unavailable from a pricing service or the Investment Manager’s valuation committee believes such information is not reflective of market value, then a quote from a broker or dealer may be used. Newly issued debt securities may be valued at purchase price for up to two days following purchase.

Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settle price at the close of regular trading on their principal exchange or, in the absence of transactions, they are valued at the mean of the closing bid and asked prices closest to the last reported sale price. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are valued using quotations from brokers. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.

Repurchase Agreements. Repurchase agreements are generally valued at a price equal to the amount of the cash invested in a repurchase agreement

Foreign Currencies. Foreign currencies and securities denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.

Statement of Additional Information	Page 168

For Money Market Funds. In accordance with Rule 2a-7 under the 1940 Act, all of the securities in the portfolio of a money market Fund are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the Fund’s price per share for purposes of sales and redemptions at $1.00, to the extent that it is reasonably possible to do so. These procedures include review of the Fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund’s net asset value per share computed by using available market quotations deviates from a share value of $1.00 as computed using the amortized cost method. Deviations are reported to the Board periodically and, if any such deviation exceeds 0.5%, the Board must determine what action, if any, needs to be taken. If the Board determines that a deviation exists that may result in a material dilution or other unfair results for shareholders or investors, the Board must cause the Fund to undertake such remedial action as it the Board deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and/or selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than the investor would receive if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Fair Valuation of Portfolio Securities. Rather than using the methods described above, the Investment Manager’s valuation committee will, in accordance with valuation procedures approved by the Board, determine in good faith a security’s fair value in the event that (i) market quotations are not readily available, such as when trading is halted or securities are not actively traded; (ii) valuations obtained for a security are deemed, in the judgment of the valuation committee, not to be reflective of market value (prices deemed unreliable); or (iii) a significant event has been recognized in relation to a security or class of securities that is not reflected in quotations from other sources, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

In general, any relevant factors may be taken into account in determining fair value, including the following among others: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities traded on other markets or among dealers; trading volumes on markets, exchanges or among dealers; values of baskets of securities on markets, exchanges or among dealers; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.

With respect to securities traded on foreign markets, relevant factors may include, but not limited to the following: the value of foreign securities traded on other foreign markets; ADR and/or GDR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a Fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

Statement of Additional Information	Page 169

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, brokerdealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trusts have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its gross income from the qualifying income described in clause (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive-type income requirement under Code section 7704(c)(2). Certain of a Fund’s investments in master limited partnerships (MLPs) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, limited in respect of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded

Statement of Additional Information	Page 170

partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by a Fund will be subject to tax at regular corporate rates.

If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment under the Code, it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders. In this case, all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes,

Statement of Additional Information	Page 171

ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 of a calendar year (or November 30 or December 31 if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. The Fund must use any post 2010-losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses.

Capital Loss Carryover

	Total Capital Loss Carryovers	Amount Expiring in:						Amount Not Expiring:
Fund		2014	2015	2016	2017	2018	2019	Short-term	Long-term
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$908,182	$0	$0	$0	$908,182	$0	$0	$0	$0
Capital Allocation Conservative Portfolio	$0	$0	$0	$0	$0	$0	$0	$0	$0
Capital Allocation Moderate Aggressive Portfolio	$777,010	$0	$0	$777,010	$0	$0	$0	$0	$0
Capital Allocation Moderate Conservative Portfolio	$0	$0	$0	$0	$0	$0	$0	$0	$0
Capital Allocation Moderate Portfolio	$0	$0	$0	$0	$0	$0	$0	$0	$0
Income Builder Fund	$7,578,557	$0	$0	$0	$2,770,708	$4,094,450	$713,399	$0	$0
LifeGoal Growth Portfolio	$4,453,141	$0	$0	$0	$0	$2,768,558	$1,684,583	$0	$0
Masters International Equity Portfolio	$88,631,616	$0	$0	$0	$4,980,942	$25,984,153	$19,955,661	$1,476,660	$36,234,200
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Equity Value Fund	$106,018,598	$0	$0	$0	$106,018,598	$0	$0	$0	$0
International Value Fund	$557,925,902	$0	$0	$0	$0	$185,725,377	$68,376,538	$0	$303,823,987
Large Cap Enhanced Core Fund	$43,738,973	$0	$0	$0	$0	$43,738,973	$0	$0	$0
Large Cap Index Fund	$189,279	$0	$0	$0	$189,279	$0	$0	$0	$0
Marsico 21st Century Fund	$1,619,054,350	$0	$0	$0	$92,071,658	$1,526,982,692	$0	$0	$0
Marsico Focused Equities Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Marsico Global Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Marsico Growth Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Marsico International Opportunities Fund	$600,050,480	$0	$0	$0	$179,501,886	$420,548,594	$0	$0	$0
Mid Cap Index Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Mid Cap Value Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Multi-Advisor International Equity Fund	$833,427,115	$0	$0	$0	$281,271,418	$552,155,697	$0	$0	$0
Overseas Value Fund	$331,224,128	$0	$0	$0	$321,278,593	$2,959,273	$0	$6,867,446	$118,816
Select Large Cap Equity Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Small Cap Index Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Small Cap Value Fund II	$0	$0	$0	$0	$0	$0	$0	$0	$0

Statement of Additional Information	Page 172

	Total Capital Loss Carryovers	Amount Expiring in:						Amount Not Expiring:
Fund		2014	2015	2016	2017	2018	2019	Short-term	Long-term
For Funds with fiscal period ending March 31
Short Term Bond Fund	$35,825,864	$0	$12,691,619	$4,489,585	$18,644,660	$0	$0	$0	$0
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	$2,378,768	$0	$0	$0	$10,109	$0	$0	$2,323,351	$45,308
AMT-Free GA Intermediate Muni Bond Fund	$203,228	$0	$0	$0	$0	$0	$0	$203,228	$0
AMT-Free MD Intermediate Muni Bond Fund	$2,323,976	$0	$0	$511	$2,323,465	$0	$0	$0	$0
AMT-Free NC Intermediate Muni Bond Fund	$3,081,754	$0	$0	$0	$2,649,648	$0	$0	$432,106	$0
AMT-Free SC Intermediate Muni Bond Fund	$30,659	$0	$0	$0	$0	$0	$0	$30,659	$0
AMT-Free VA Intermediate Muni Bond Fund	$263,997	$0	$0	$0	$0	$0	$0	$263,997	$0
Global Infrastructure Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Short Term Municipal Bond Fund	$2,624,181	$0	$1,181,270	$0	$0	$602,849	$0	$0	$840,062
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	$529,568	$0	$0	$0	$0	$0	$0	$529,568	$0
Absolute Return Enhanced Multi-Strategy Fund	$659,404	$0	$0	$0	$0	$0	$0	$659,404	$0
Absolute Return Multi-Strategy Fund	$7,479,686	$0	$0	$0	$0	$0	$0	$3,348,950	$4,130,736
AP Multi-Manager Value Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Commodity Strategy Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Diversified Equity Income Fund	$406,853,709	$0	$0	$0	$0	$406,853,709	$0	$0	$0
Dividend Opportunity Fund	$17,142,277	$0	$0	$0	$0	$17,142,277	$0	$0	$0
Flexible Capital Income Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
High Yield Bond Fund	$203,886,710	$1,782,923	$378,711	$25,681,397	$120,911,432	$55,132,247	$0	$0	$0
Mortgage Opportunities Fund(a)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Multi-Advisor Small Cap Value Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Select Large-Cap Value Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Select Smaller-Cap Value Fund	$66,509,863	$0	$0	$42,473,607	$24,036,256	$0	$0	$0	$0
Seligman Communications and Information Fund	$67,098,861	$0	$0	$0	$0	$0	$0	$27,509,925	$39,588,936
Small/Mid Cap Value Fund	$186,188,598	$0	$0	$0	$13,481,601	$172,706,997	$0	$0	$0
U.S. Government Mortgage Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond Fund	$5,495,232	$0	$0	$0	$5,495,232	$0	$0	$0	$0
Floating Rate Fund	$65,972,188	$0	$0	$1,479,959	$29,093,899	$35,398,330	$0	$0	$0
Global Opportunities Fund	$272,116,093	$0	$0	$0	$0	$250,908,071	$21,208,022	$0	$0
Income Opportunities Fund	$41,790,414	$0	$0	$0	$41,790,414	$0	$0	$0	$0
Inflation Protected Securities Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Large Core Quantitative Fund	$1,625,903,937	$0	$0	$0	$1,028,828,221	$581,756,731	$15,318,985	$0	$0
Large Growth Quantitative Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Large Value Quantitative Fund	$41,545,511	$0	$0	$0	$41,545,511	$0	$0	$0	$0
Limited Duration Credit Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
MN Tax-Exempt Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Money Market Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	$954,996	$0	$0	$0	$0	$0	$0	$375,914	$579,082
Asia Pacific ex-Japan Fund	$41,703,958	$0	$0	$0	$0	$0	$0	$24,686,819	$17,017,139
Emerging Markets Bond Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0

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	Total Capital Loss Carryovers	Amount Expiring in:						Amount Not Expiring:
Fund		2014	2015	2016	2017	2018	2019	Short-term	Long-term
European Equity Fund	$15,645,478	$0	$0	$0	$15,645,478	$0	$0	$0	$0
Global Bond Fund	$0	$0	$0	$0	$0	$0	$0	$0	$0
Global Equity Fund	$123,404,112	$0	$0	$13,297,547	$99,980,426	$0	$10,126,139	$0	$0
Seligman Global Technology Fund	$3,028,902	$0	$0	$3,028,902	$0	$0	$0	$0	$0

(a)	The Fund is new as of the date of this SAI and therefore has no reporting information.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Prior to its conversion to a stand-alone fund after the close of business on December 13, International Value Fund sought to continue to qualify as regulated investment companies by investing its assets through the Master Portfolios. The Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of the Master Portfolio will be deemed to have been realized by (i.e., “passed through” to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in the Master Portfolio will be treated as having realized such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent the Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, the Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in the Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

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If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election cannot be revoked without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle

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may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements and certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Certain of the Funds employ a multi-manager approach in which the Investment Manager and one or more investment subadvisers each provide day-to-day portfolio management for a portion (or “sleeve”) of the Fund’s assets. Due to this multi-manager approach, certain of these Funds’ investments may be more likely to be subject to one or more special tax rules

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(including, but not limited to, wash sale, constructive sale, short sale, and straddle rules) that may affect the timing, character and/or amount of a Fund’s distributions to shareholders.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under Tax-Exempt Shareholders below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or, in later periods, if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

As noted above, certain of the ETFs and MLPs in which a Fund may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a regulated investment company for a particular year. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of

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whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. Very generally, a CFC is a foreign corporation that is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The wholly-owned subsidiaries of certain Fund(s) (for purposes of this paragraph, the “Fund”) are expected to be CFCs in which the Fund will be a U.S. Shareholder. As a U.S. Shareholder, the Fund is required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC. Subpart F income generally includes net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Fund recognizes subpart F income in excess of actual cash distributions from a CFC, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends and qualified dividend income, each defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as short-term capital gains (which bear the same rate as ordinary income). Distributions properly reported by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders.

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Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring Fund shares and sells or exchanges those Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. This sales charge basis deferral rule shall apply only when a shareholder makes such new acquisition of Fund shares or shares of a different regulated investment company during the period beginning on the date the original Fund shares are disposed of and ending on January 31 of the calendar year following the calendar year the original Fund shares are disposed of. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases (including through the reinvestment of dividends) substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If Fund shares are sold at a loss after being held for six months or less, the loss will generally be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends on at least a monthly basis (as would typically be the case for tax-exempt money market funds).

Cost Basis Reporting

Each Fund generally is required to report to shareholders and the IRS gross proceeds on sales, redemptions or exchanges of Fund shares. In addition, for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012 the Funds (or the shareholder’s Selling Agent, if Fund shares are held through a Selling Agent) generally are required to provide the shareholders and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account. With respect to Fund shares in accounts held directly with a Fund, each Fund will calculate and report cost basis using the Fund’s default method of average cost, unless the shareholder instructs the Fund to use a different calculation method. A Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please visit the Funds’ website at www.columbiamanagement.com or contact the Funds at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If a shareholder retains Fund shares through a Selling Agent, he or she should contact their Selling Agent to learn about the Fund’s cost basis reporting default method and the reporting elections available to his or her account. The Funds do not recommend any particular method of determining cost basis. The shareholder should consult a tax advisor to determine which available cost basis method is best. When completing U.S. federal and state income tax returns, shareholders should carefully review the cost basis and other information provided and make any additional basis, holding period or other adjustments that may be required.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more

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than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by underlying funds (as defined below) in which it invests that themselves elected to pass through such taxes to their shareholders, see Special Tax Considerations Pertaining to Funds of Funds below.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders in written statements if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (each such qualifying Fund, a “Tax-Exempt Fund”). In some cases, a Fund may also be eligible to pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds (as defined below) in which it invests, see Special Tax Considerations Pertaining to Funds-of-Funds below.

Distributions by a Tax-Exempt Fund, other than those attributable to interest on the Tax-Exempt Fund’s tax-exempt obligations and properly reported as exempt-interest dividends, will be taxable to shareholders as ordinary income or long-term capital gain or, in some cases, could constitute a return of capital to shareholders. See Taxation of Distributions above. Each Tax-Exempt Fund will notify its shareholders in written statements of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the Tax-Exempt Fund’s income that was tax-exempt during the period covered by the distribution. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, each state-specific Tax-Exempt Fund generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states).

You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund. Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (“AMT”). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax

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advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Special Tax Considerations Pertaining to Funds-of-Funds

Certain Funds (each such fund, a Fund-of-Funds) invest their assets primarily in shares of other mutual funds, ETFs or other companies that are regulated investment companies (collectively, underlying funds). Consequently, their income and gains will normally consist primarily of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund-of-Funds will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund-of-Funds recognizes its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when a Fund-of-Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund-of-Funds will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules may apply to sales of underlying fund shares by a Fund-of-Funds. As discussed above, a wash sale occurs if shares of an underlying fund are sold by a Fund-of-Funds at a loss and the Fund-of-Funds acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash sale rules could defer losses of a Fund-of-Funds on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a Fund-of-Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Fund-of-Funds invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund-of-Funds (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction) will not necessarily be the same as it would have been had the Fund-of-Funds invested directly in the securities held by the underlying funds.

Depending on the percentage ownership of a Fund-of-Funds in an underlying fund before and after a redemption of underlying fund shares, the redemption of shares by the Fund-of-Funds of such underlying fund may cause the Fund-of-Funds to be treated as receiving a dividend in the full amount of the redemption proceeds instead of receiving a capital gain or loss on the redemption of shares of the underlying fund. This could be the case where a Fund-of-Funds holds a significant interest in an underlying fund that is not “publicly offered” (as defined in the Code) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund-of-Funds would affect the amount and character of income required to be distributed by both the Fund-of-Funds and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of a Fund-of-Funds to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying fund directly.

If a Fund-of-Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as “qualified dividend income,” as discussed below, then the Fund-of-Funds is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund-of-Funds meets the holding period and other requirements with respect to shares of the underlying fund. If a Fund-of-Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the Fund-of-Funds is permitted, in turn, to report

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a portion of its distributions as eligible for the dividends-received deduction, provided the Fund-of-Funds meets the holding period and other requirements with respect to shares of the underlying fund.

If a Fund-of-Funds is a “qualified fund-of-funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), it will be able to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any interest received on tax-exempt obligations in which it directly invests or any exempt-interest dividends it receives from underlying funds in which it invests. For further considerations pertaining to exempt-interest dividends, see Special Tax Considerations Pertaining to Tax-Exempt Funds above.

Further, if a Fund-of-Funds is a qualified fund-of-funds, it will be able to elect to pass through to its shareholders any foreign income and other similar taxes paid by the Fund-of-Funds or paid by an underlying fund in which the Fund-of-Funds invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund-of-Funds will be eligible to claim a tax credit or deduction for such taxes, subject to applicable limitations. However, even if a Fund-of-Funds qualifies to make the election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by a Fund, see Foreign Taxes above.

U.S. Federal Income Tax Rates

The maximum stated U.S. federal income tax rate applicable to individuals generally is 39.6% for ordinary income and 20% for net long-term capital gain (in each case, not including the 3.8% Medicare contribution tax described below).

In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s gross income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. Qualified dividend income is taxable to individual shareholders at tax rates applicable to long-term capital gain. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain currently is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

The Code generally imposes a 3.8% Medicare contribution tax on certain high-income individuals, trusts and estates. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” For this purpose, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain recognized on the sale, redemption, exchange or other taxable disposition of Fund shares. Certain details of the implementation of the tax remain subject to future guidance. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends (defined above). This backup withholding is not

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an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. For information regarding eligibility for the dividends-received deduction of dividend income derived by an underlying fund in which a Fund-of-Funds invests, see Special Tax Considerations Pertaining to Funds-of-Funds above. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined above) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2014, distributions made to foreign shareholders and properly reported by a Fund as “interest-related dividends” were exempt from U.S. federal income tax withholding. The exemption for interest-related dividends did not apply to any distribution to a foreign shareholder (i) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (ii) that was within certain foreign countries that had inadequate information exchange with the United States, or (iii) to the extent the dividend was attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation. Interest-related dividends were generally dividends attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order for a distribution to qualify as an interest-related dividend, the Fund was required to report it as such in a written notice furnished to its shareholders. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, neither U.S. federal income tax withholding nor the exemption for interest-related dividends (if otherwise applicable) will apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly reported as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the

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tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2014, a distribution to a foreign shareholder attributable to the Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such by the Fund in a written statement, furnished to its shareholders (“short-term capital gain dividends”) was generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applied to such distributions.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014. Therefore, as of the date of this SAI, each Fund (or intermediary, as applicable) is currently required to withhold on distributions to foreign shareholders attributable to net interest or short-term capital gains that were formerly eligible for this withholding exemption.

It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect. Even if permitted to do so, each Fund provides no assurance that it would report any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund reports a payment as exempt from U.S. federal withholding tax (e.g., as a short-term capital gain or interest-related dividend), no assurance can be made that the intermediary will respect such classification, and an intermediary may withhold in spite of such reporting by a Fund. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs ( or, prior to January 1, 2014, regulated investment companies) and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC.

Generally, a USRPHC is a domestic corporation that holds USRPIs — defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, under a special “look-through” rule, amounts that are attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands generally will retain their character as such in the hands of the Fund’s foreign shareholders. Prior to January 1, 2014, this special “look-through” rule described above for distributions by the Fund to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2014, and what the terms of any such extension would be, including whether any such extension would have retroactive effect. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, any such amounts treated as USRPI gains generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of whether the Fund otherwise reported such distribution as a short-term capital gain dividend or Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares.

Prior to January 1, 2014, the special “look-through” rule discussed above for distributions by the Fund to foreign shareholders also applied to distributions attributable to (i) gains realized by on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2014, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

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In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2014, such withholding generally was not required with respect to amounts paid in redemption of shares of a Fund if it was a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled USRPHCs. The exemption from withholding for redemptions has expired and such withholding is required without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled. It is currently unclear whether Congress will extend this exemption for redemptions made on or after January 1, 2014, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”), which took effect July 1, 2014, generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA, as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends (other than exempt-interest dividends), including Capital Gain Dividends and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is

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subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends).

Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides a Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed-compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance. In any of these cases, the investing FFI generally will be required to provide its Fund with appropriate identifiers, certifications or documentation concerning its status.

A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA related intergovernmental agreements or other applicable law or regulation.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to State Tax-Exempt Funds

The following summaries of certain tax considerations relating to the state tax-exempt funds set forth below are only intended as general overviews of these tax considerations. They are not intended as detailed explanations of any state’s income tax treatment of any state tax-exempt fund or its shareholders. You should consult your own tax advisor regarding the consequences of your investment in a state tax-exempt fund.

AMT-Free California Intermediate Muni Bond Fund. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California (California Exempt Securities), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (California exempt-interest distributions). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. Territory obligations. The California Intermediate Municipal Bond Fund intends to qualify under the above requirements so that it can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions paid by the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under California state individual income or federal income tax law.

Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of the AMT-Free California Intermediate Muni Bond Fund is not deductible for California state individual income tax purposes if the Fund distributes California exempt-interest distributions during the shareholder’s taxable year.

The portion of any of the Fund’s distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.

Statement of Additional Information	Page 186

AMT-Free Georgia Intermediate Muni Bond Fund. The portion of the Fund’s exempt-interest distributions paid to residents of Georgia attributable to interest received by the Georgia Funds on tax-exempt obligations of the State of Georgia or its political subdivision or authorities and other Fund distributions attributable to interest received from obligations issued by the U.S. Government or an authority, commission, instrumentality, possession, or territory thereof will be exempt from Georgia individual and corporate income taxes. There is no Georgia intangibles tax or other personal property tax applicable to the shares of the Georgia Funds owned by investors residing in Georgia. Distributions attributable to capital gains realized from the sale of Georgia municipal bonds and U.S. Government obligations will be subject to the State of Georgia short-term or long-term capital gains tax, which follow the federal income tax treatment. Interest received by a Georgia resident from non-Georgia municipal state bonds and distributions received from mutual funds that derive income from non-Georgia municipal or state bonds will be subject to Georgia income tax.

AMT-Free Maryland Intermediate Muni Bond Fund. The portion of the AMT-Free Maryland Intermediate Muni Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or obligations issued by the U.S. Government or an authority, commission, instrumentality, possession, or territory thereof and distributions attributable to gains from the disposition thereof will be exempt from Maryland individual and corporate income taxes; any other Fund distributions will be subject to Maryland income tax. Fund shareholders will be informed annually regarding the portion of the AMT-Free Maryland Intermediate Muni Bond Fund’s distributions that constitutes income exempt from Maryland income taxes. Maryland presently includes in Maryland taxable income a portion of certain items of tax preference as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference if the bonds are not tax-exempt obligations of the state of Maryland, a political subdivision or authority of the state of Maryland, or of any other entity authorized under Maryland law to issue obligations the interest on which is excluded from gross income under section 103 of the Internal Revenue Code. Accordingly, up to 50% of any distributions from the AMT-Free Maryland Intermediate Muni Bond Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes. Shares of the AMT-Free Maryland Intermediate Muni Bond Fund will not be subject to the Maryland personal property tax.

Minnesota Tax-Exempt Fund. The portion of the Minnesota Tax-Exempt Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of Minnesota, its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities will be exempt from Minnesota personal income tax for shareholders of the Fund who are individuals, estates or trusts so long as the portion of the exempt-interest distributions from Minnesota that are paid equals or exceeds 95% of all exempt-interest dividends paid by the Fund. In addition, distributions with respect to interest derived from obligations of any authority, commission, or instrumentality of the United States will not be subject to the Minnesota personal income tax for shareholders who are individuals, estates or trusts. Distributions of income not attributable to distributions described in the preceding sentence or capital gains may be subject to Minnesota personal income taxes. In addition, distributions to a corporation will generally be subject to the Minnesota income tax.

AMT-Free North Carolina Intermediate Muni Bond Fund. The portion of the AMT-Free North Carolina Intermediate Muni Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions will be exempt from North Carolina individual and corporate income taxes. Although capital gain distributions generally are subject to tax in North Carolina, individual shareholders of the AMT-Free North Carolina Intermediate Muni Bond Fund may deduct the amount of capital gain distributions (if any) attributable to the sale of certain obligations issued before July 1, 1995 for purposes of determining their North Carolina taxable income.

AMT-Free South Carolina Intermediate Muni Bond Fund. The portion of the AMT-Free South Carolina Intermediate Muni Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will be exempt from South Carolina individual and corporate income taxes. Distributions of capital gains or income not attributable to interest from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest on obligations of the United States may be subject to South Carolina income taxes.

Although distributions of capital gains and the gain recognized with respect to the sale or exchange of shares of the Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized in South Carolina during a taxable year. The definition of net capital gain for federal income tax purposes is utilized for purposes of this deduction. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to non-individual beneficiaries.

AMT-Free Virginia Intermediate Muni Bond Fund. The portion of the AMT-Free Virginia Intermediate Muni Bond Fund’s distributions attributable to interest on (i) obligations of Virginia or any political subdivisions or instrumentality of Virginia, and (ii) obligations of the United States and any authority, commission or instrumentality of the United States, that are, in

Statement of Additional Information	Page 187

each case, backed by the full faith and credit of the borrowing government, will be exempt from Virginia individual and corporate income tax. Furthermore, any of the AMT-Free Virginia Intermediate Muni Bond Fund’s distributions that are attributable to realized gains from dispositions of the foregoing debt obligations may also be exempt from Virginia income tax.

Distributions

Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund’s dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.

Only certain dividends will be QDI eligible for the 20% maximum tax rate. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred’s dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end.

Corporate Deduction and Qualified Dividend Income

Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	20.45%	32.34%
Capital Allocation Conservative Portfolio	11.09	15.33
Capital Allocation Moderate Aggressive Portfolio	36.40	46.86
Capital Allocation Moderate Conservative Portfolio	17.69	25.20
Capital Allocation Moderate Portfolio	23.43	31.53
Income Builder Fund	17.32	21.91
LifeGoal Growth Portfolio	58.32	77.55
Masters International Equity Portfolio	0.00	0.00
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	22.16	22.71
Equity Value Fund	100.00	100.00
International Value Fund	0.15	100.00
Large Cap Enhanced Core Fund	100.00	100.00
Large Cap Index Fund	100.00	100.00
Marsico 21st Century Fund	0.00	0.00
Marsico Focused Equities Fund	20.71	23.96
Marsico Global Fund	16.37	36.71
Marsico Growth Fund	18.29	21.24
Marsico International Opportunities Fund	0.90	31.57
Mid Cap Index Fund	70.55	70.42
Mid Cap Value Fund	35.56	38.09

Statement of Additional Information	Page 188

Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
Multi-Advisor International Equity Fund	0.00	0.00
Overseas Value Fund	1.62%	100.00%
Select Large Cap Equity Fund	16.24	17.82
Small Cap Index Fund	57.95	57.93
Small Cap Value Fund II	100.00	100.00
For Funds with fiscal period ending March 31
Short Term Bond Fund	0.00	0.00
For Funds with fiscal period ending April 30
AMT-Free CA Intermediate Muni Bond Fund	0.00	0.00
AMT-Free GA Intermediate Muni Bond Fund	0.00	0.00
AMT-Free MD Intermediate Muni Bond Fund	0.00	0.00
AMT-Free NC Intermediate Muni Bond Fund	0.00	0.00
AMT-Free SC Intermediate Muni Bond Fund	0.00	0.00
AMT-Free VA Intermediate Muni Bond Fund	0.00	0.00
Global Infrastructure Fund	62.15	75.38
Short Term Municipal Bond Fund	0.00	0.00
For Funds with fiscal period ending May 31
Absolute Return Emerging Markets Macro Fund	0.00	0.00
Absolute Return Enhanced Multi-Strategy Fund	25.48	28.44
Absolute Return Multi-Strategy Fund	75.83	85.55
AP Multi-Manager Value Fund	99.82	100.00
Commodity Strategy Fund	0.00	0.00
Diversified Equity Income Fund	99.54	100.00
Dividend Opportunity Fund	78.56	98.00
Flexible Capital Income Fund	34.70	36.80
High Yield Bond Fund	0.00	0.00
Mortgage Opportunities Fund(a)	N/A	N/A
Multi-Advisor Small Cap Value Fund	100.00	100.00
Select Large-Cap Value Fund	100.00	100.00
Select Smaller-Cap Value Fund	0.00	0.00
Seligman Communications and Information Fund	13.83	14.17
Small/Mid Cap Value Fund	100.00	100.00
U.S. Government Mortgage Fund	0.00	0.00
For Funds with fiscal period ending July 31
AMT-Free Tax-Exempt Bond	0.00	0.00
Floating Rate Fund	0.44	3.54
Global Opportunities Fund	43.91	66.03
Income Opportunities Fund	0.00	0.00
Inflation Protected Securities Fund	0.02	0.02
Large Core Quanitative Fund	100.00	100.00
Large Growth Quanitative Fund	71.17	74.12
Large Value Quanitative Fund	67.06	66.83
Limited Duration Credit Fund	0.00	0.00
MN Tax-Exempt Fund	0.00	0.00
Money Market Fund	0.00	0.00
For Funds with fiscal period ending August 31
Marsico Flexible Capital Fund	21.97	24.54

Statement of Additional Information	Page 189

Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For Funds with fiscal period ending October 31
Absolute Return Currency and Income Fund	0.00	0.00
Asia Pacific ex-Japan Fund	0.03	69.25
Emerging Markets Bond Fund	0.00	0.00
European Equity Fund	0.00	89.64
Global Bond Fund	0.00	0.00
Global Equity Fund	67.33	100.00
Seligman Global Technology Fund	0.00	0.00

(a)	The Fund is new as of the date of this SAI and therefore has no reporting information.

The Subsidiary

Commodity Strategy Fund (for purposes of this section, the “Fund”) intends to invest a portion of its assets in one or more of its wholly-owned subsidiaries (previously defined collectively as the “Subsidiary”), which will be classified as a corporation for U.S. federal tax purposes. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income tax unless it is deemed to be engaged in a United States trade or business. The Subsidiary intends to conduct its activities in a manner that is expected to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities for its own account without being deemed to be engaged in a United States trade or business. However, if certain of the Subsidiary’s activities were deemed not to be of the type described in the safe harbor, the activities of the Subsidiary may constitute a United States trade or business.

Even if the Subsidiary is not engaged in a United States trade or business, it may be subject to a U.S. withholding tax at a rate of 30% on all or a portion of its United States source gross income that is not effectively connected with a United States trade or business.

The Subsidiary will be treated as a CFC. The Fund will be treated as a “U.S. Shareholder” of the Subsidiary. As a result, the Fund will be required to include in its gross income all of the Subsidiary’s “subpart F income”. It is expected that all of the Subsidiary’s income will be “subpart F income”. “Subpart F income” is generally treated as ordinary income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund. The recognition by the Fund of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will not be taxable to the extent of its previously undistributed “subpart F income”, and will reduce the Fund’s tax basis in the subsidiary.

Statement of Additional Information	Page 190

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Management Ownership

As of July 31, 2014, the Trustees and Officers of the Trusts, as a group, beneficially owned less than 1% of each class of shares of each Fund, except as set forth in the table below:

Fund	Class	Percentage of Class Beneficially Owned
Absolute Return Emerging Markets Macro Fund	Class A	22.47%
Masters International Equity Portfolio	Class Z	4.43%

Principal Shareholders and Control Persons

The tables below identify the names, address and ownership percentage of each person who owns of record or is known by the Trusts to own beneficially 5% or more of any class of a Fund’s outstanding shares (Principal Holders) or 25% or more of a Fund’s outstanding shares (Control Persons). A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. Additional information about Control Persons is provided following the tables. The information provided for each Fund is as of a date no more than 30 days prior to the date of filing a post-effective amendment to the applicable Trust’s registration statement with respect to such Fund.

Funds with Fiscal Period Ending January 31:

Except as otherwise indicated, the information below is as of April 30, 2014.

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Capital Allocation Aggressive Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	27.06% 25.59% 41.01%	28.08%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	66.32%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K Class R	31.86% 23.22%	N/A
	FRONTIER TRUST COMPANY FBO MAGUIRE/MAGUIRE INC 401 K PS PLA PO BOX 10758 FARGO ND 58106-0758	Class R	18.86%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	32.96%	N/A
	MARY ANN MERLING CUST HARRISON D MERLING UNIFORM TRANSFER TO MINORS ACT-OH 312 N LINCOLN ST WILMINGTON OH 45177-1714	Class R	11.57%	N/A

Statement of Additional Information	Page 191

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R	5.21%	N/A
	MG TRUST COMPANY CUST. FBO LIFETIME CARE 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	76.56%	N/A
	MG TRUST COMPANY CUST FBO VITALSMARTS LC 401 K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.14%	N/A
	MG TRUST COMPANY TRUSTEE HOGAN & ASSOCIATES CONSTRUCTION 401 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	23.44%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class R5	96.53%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Y	100.00%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Z	20.84%	N/A
	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	Class Z	61.11%	N/A
Capital Allocation Conservative Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	21.05% 36.35% 43.94%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class C Class K Class R	5.42% 95.47% 35.87%	N/A
	DEBORAH ALEYNE LAPEYRE BARBARA TOMMIE USDIN FBO MULBERRY TECHNOLOGIES INC 401 K 17 W JEFFERSON ST STE 207 ROCKVILLE MD 20850-4227	Class R	34.69%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class R	13.79%	N/A

Statement of Additional Information	Page 192

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FRONTIER TRUST COMPANY FBO MAGUIRE/MAGUIRE INC 401 K PS PLA PO BOX 10758 FARGO ND 58106-0758	Class R	9.09%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class R4	100.00%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R5	100.00%	N/A
	MG TRUST CO CUST FBO BANK OF AMERICA N A 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Y	100.00%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	22.59%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class Z	15.89%	N/A
	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	Class Z	33.35%	N/A
Capital Allocation Moderate Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	54.45% 56.63% 47.81%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	60.26%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K Class R	33.80% 57.14%	N/A
	DEBORAH ALEYNE LAPEYRE BARBARA TOMMIE USDIN FBO MULBERRY TECHNOLOGIES INC 401 K PROFIT SHARING PLAN & TRUST 17 W JEFFERSON ST STE 207 ROCKVILLE MD 20850-4227	Class R	12.71%	N/A
	FRONTIER TRUST COMPANY FBO BENCH INTERNATIONAL SEARCH, INC. 40 PO BOX 10758 FARGO ND 58106-0758	Class B	18.58%	N/A

Statement of Additional Information	Page 193

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FRONTIER TRUST COMPANY FBO MAGUIRE/MAGUIRE INC 401 K PS PLA PO BOX 10758 FARGO ND 58106-0758	Class R	8.48%	N/A
	FRONTIER TRUST COMPANY FBO MCCALLIN DIVERSIFIED INDUSTRIES 401 PO BOX 10758 FARGO ND 58106-0758	Class C	31.30%	N/A
	FRONTIER TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	Class C	19.12%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class R Class K	7.22% 91.67%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R	55.42%	N/A
	MG TRUST COMPANY CUST. FBO CHERNIN ENTERTAINMENT, LLC EMPLOYEE 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.47%	N/A
	MG TRUST COMPANY CUST FBO DESIGN WORKS INTERNATIONAL INC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.11%	N/A
	MG TRUST COMPANY TRUSTEE HOGAN & ASSOCIATES CONSTRUCTION 401 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	77.59%	N/A
	MG TRUST COMPANY CUST FBO HUPPINS HI-FI PHOTO & VIDEO INC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	50.63%	N/A
	MG TRUST COMPANY CUST. FBO LIFETIME CARE 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	49.37%	N/A
	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	6.62%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class R5	100.00%	N/A

Statement of Additional Information	Page 194

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Y	100.00%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	14.54%	N/A
	PAI TRUST COMPANY, INC MICHAEL J. MANOLE, DDS 401(K) P/S P 1300 ENTERPRISE DR DE PERE WI 54115-4934	Class R4	7.86%	N/A
	SEI PRIVATE TRUST COMPANY CUST C/O JOHNSON BANK ETS ID 243 ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	Class R5	75.73%	N/A
	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	Class Z	74.59%	N/A
Capital Allocation Moderate Aggressive Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class R5 Class T Class Y	23.37% 22.41% 100.00%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Z Class K	41.39% 80.89%	N/A
	CHARLES SCHWAB BANK CUST WOODRIDGE CLINIC SC PS & 401K PLAN 2423 E LINCOLN DR PHOENIX AZ 85016-1215	Class K	19.10%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class Y Class A	100.00% 19.95%	N/A
	DONALD BLASLAND FBO PW LABORATORIES INC 401K PSP 805 S WHEATLEY ST STE 600 RIDGELAND MS 39157-5005	Class A	7.76%	N/A
	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN PO BOX 10758 FARGO ND 58106-0758	Class B	33.31%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class B	10.73%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class C Class R	53.80% 40.61%	N/A

Statement of Additional Information	Page 195

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.47%	N/A
	MG TRUST COMPANY CUST. FBO LIFETIME CARE 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.24%	N/A
	MG TRUST COMPANY CUST. FBO LINCOLN PROVISION, INC. EMPLOYEES’ 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.09%	N/A
	MG TRUST COMPANY TRUSTEE HOGAN & ASSOCIATES CONSTRUCTION 401 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.07%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	81.91%	N/A
	SEI PRIVATE TRUST COMPANY C/O JOHNSON TRUST COMPANY ID 243 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class R4	17.65%	N/A
Capital Allocation Moderate Conservative Portfolio	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5 Class Z	94.14% 61.29%	N/A
	COUNSEL TRUST DBA MATC FBO CONSUMER HEALTH ADVISERS INC 401(K) PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Z	9.64%	N/A
Income Builder Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class R	62.68%	42.63%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R	7.87%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R	7.36%	N/A
	FIIOC FBO RICHARDSON SEATING CORP 401K 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R	6.75%	N/A

Statement of Additional Information	Page 196

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	42.20%	N/A
	FRONTIER TRUST COMPANY FBO DOUGHERTY AND DOUGHERTY, P.C. PS PL PO BOX 10758 FARGO ND 58106-0758	Class R	5.88%	N/A
	FRONTIER TRUST COMPANY FBO LA MONTANITA 401(K) SAVINGS PLAN 2 PO BOX 10758 FARGO ND 58106-0758	Class R4	66.01%	N/A
	FRONTIER TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	Class R4	32.87%	N/A
	FRONTIER TRUST COMPANY FBO SOUTHERN EYE ASSOCIATES LTD 401K PO BOX 10758 FARGO ND 58106-0758	Class R5	65.89%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	17.79%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class B	54.29%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class C	53.92%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class K	64.01%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class Z	25.22%	N/A
	PAI TRUST COMPANY INC DR BENJAMIN S HANSON III 401 K 1300 ENTERPRISE DR DE PERE WI 54115-4934	Class Z	20.00%	N/A
	PAI TRUST COMPANY, INC. SOCAL PACIFIC CONSTRUCTION CORP. 1300 ENTERPRISE DR DE PERE WI 54115-4934	Class Z	19.88%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Z	26.53%	N/A

Statement of Additional Information	Page 197

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class K	35.99%	N/A
LifeGoal Growth Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	35.48% 27.38%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class B	12.90%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class C	41.76%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	12.79%	N/A
	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN PO BOX 10758 FARGO ND 58106-0758	Class K	98.17%	N/A
	FRONTIER TRUST CO FBO RIVERFRONT STEEL 401K PLAN 01307 PO BOX 10758 FARGO ND 58106-0758	Class R	16.72%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class R	16.70%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R	56.31%	25.54%
	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	82.91%	N/A
	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	17.09%	N/A
	MG TRUST COMPANY CUST. FBO LORTON STONE, LLC RETIREMENT PLAN & 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R5	92.34%	N/A

Statement of Additional Information	Page 198

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5	7.66%	N/A
	SEI PRIVATE TRUST CO C/O JOHNSON TRUST COMPANY ID 243 ATTN MUTUAL FUNDS ADMIN 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Z	74.91%	N/A
	WILMINGTON TRUST RISC AS AGENT FBO LCM ARCHITECTS LLC RET PLAN PO BOX 52129 PHOENIX AZ 85072-2129	Class Z	6.74%	N/A
Masters International Equity Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	75.42% 28.79%	29.66%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B	42.76%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class B Class C	9.36% 70.16%	39.78%
	MG TRUST COMPANY CUST. FBO BHAVA COMMUNICATIONS, INC. 401(K) 717 17TH ST STE 1300 DENVER CO 80202-3304	Class C	7.72%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.02%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R	83.01%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R Class Z	11.66% 87.52%	N/A

Statement of Additional Information	Page 199

Funds with Fiscal Period Ending February 28/29:

Except as otherwise indicated, the information below is as of May 31, 2014.

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Convertible Securities Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	24.16% 47.37% 15.82% 98.70%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	15.74%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	6.20% 8.84%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.07%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	11.43%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	27.17%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	36.67%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	23.41%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class R Class A Class B Class C	81.20% 31.26% 30.46% 39.01%	N/A
	MG TRUST COMPANY CUST FBO CMC PENSION PROFESSIONALS 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R4	13.97%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.69%	N/A

Statement of Additional Information	Page 200

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A	8.86%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	39.36%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class C Class R4 Class R5	11.36% 6.67% 46.49% 5.09%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.45%	N/A
	TD AMERITRADE TRUST COMPANY ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748	Class R5	73.51%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	6.82%	N/A
Equity Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	6.07% 7.68% 6.41% 79.74%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Z	14.05%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I Class R5 Class W Class Y	100.00% 17.45% 20.26% 99.47%	N/A
	COMMUNITY BANK NA AS CUST FBO SIMED 1165(E) RETIREMENT PLAN 6 RHOADS DR STE 7 UTICA NY 13502-6317	Class R	41.24%	N/A
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	27.76%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	5.29%	N/A

Statement of Additional Information	Page 201

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	GREAT WEST TRUST CO TRST FBO EMPLOYEE BENEFITS CLIENTS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class K	5.20%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.03%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	21.91%	N/A
	MG TRUST COMPANY CUST. FBO PEPOSE VISION INSTITUTE PC EMP 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	6.02%	N/A
	MID ATLANTIC TRUST CO FBO GEORGE ELLIOTT INC 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	8.92%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class A Class B Class C	7.41% 5.41% 14.52%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	5.27%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C Class R4	5.62% 16.36%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	75.32%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	82.55%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K Class R4	88.57% 7.31%	N/A
International Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	9.51% 30.95%	N/A
	CALIFORNIA ADMIN INSUR SERV INC TTE CALIFORNIA ADMIN INSUR SERV INC 401 C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	22.79%	N/A

Statement of Additional Information	Page 202

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CDS ADMINISTRATIVE SERVICES LLC TTE CONWAY DEUTH & SCHMIESING PLLP 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	12.66%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class R5 Class A Class Z	52.89% 5.40% 10.62%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class B	17.05%	N/A
	FIIOC FBO AIRTRAN AIRWAYS INC 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class Z	9.29%	N/A
	FIIOC FBO STEFFEN BOOKBINDERS INC RETIREMENT SAVINGS PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R	31.09%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	21.23% 11.68%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z	6.63%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z	23.43% 12.19% 31.90% 13.14%	N/A
	MG TRUST COMPANY CUST. FBO BLANKET PROPERTIES LLC EMPLOYEES SA 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	13.52%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	8.64%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class Z	7.84% 26.94%	N/A

Statement of Additional Information	Page 203

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	PAI TRUST COMPANY INC POPLAR BLUFF REHABILITATION 401 K 1300 ENTERPRISE DR DE PERE WI 54115-4934	Class R	10.42%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	94.41%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	12.35%	N/A
	RELIANCE TRUST COMPANY FBO STAPLE COTTON PO BOX 48529 ATLANTA GA 30362-1529	Class R5	44.39%	N/A
	TD AMERITRADE TRUST CO ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748	Class Z	5.65%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	6.05% 8.32%	N/A
	WELLS FARGO BANK NA FBO JAMES RIV CL PO BOX 1533 MINNEAPOLIS MN 55480-1533	Class Z	6.20%	N/A
	WELLS FARGO BANK NA FBO RT HAWORTH INC MANAGEMENT PLAN PO BOX 1533 MINNEAPOLIS MN 55480-1533	Class Z	7.26%	N/A
Large Cap Enhanced Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	16.30%	N/A
	COLUMBIA THERMOSTAT FUND 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	Class I	99.99%	N/A
	JOANNE HALE WENDY HALE FBO MCCREA-HALE INSURANCE AGENCY 401 K PLAN 805 S WHEATLEY ST STE 600 RIDGELAND MS 39157-5005	Class R	9.10%	N/A
	KURT HARRINGTON FBO ARLINGTON ASSET INVESTMENT COR 401(K) PROFIT SHARING PLAN & TRUST 1001 19TH ST N STE 1900 ARLINGTON VA 22209-1720	Class R	7.27%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class R Class Y Class Z	22.10% 8.33% 99.93% 91.25%	72.83%

Statement of Additional Information	Page 204

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class R	19.18% 18.10%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	16.82%	N/A
	ROBERT E. BEACH, MARTHA BEACH FBO ROBERT E. BEACH ARCHITECTS, LLC 401(K) PLAN 805 S. WHEATLEY STREET, SUITE 600 RIDGELAND MS 39157-5005	Class R	7.02%	N/A
	STATE STREET BANK CUST FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R	27.72%	N/A
Large Cap Index Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class B	43.55%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class B	9.50%	N/A
	GREAT WEST TRUST CO FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class A	7.94%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	14.83%	N/A
	JPMORGAN CHASE AS TRUSTEE FBO CULLEN AND DYKMAN SAVINGS PLAN I 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	Class R5	7.20%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class B Class R5 Class Z	7.17% 7.38% 20.81%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class B Class Z	6.35% 7.98% 8.19%	N/A

Statement of Additional Information	Page 205

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	Class A Class R5	8.29% 13.97%	N/A
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 111 FAURECIA USA HOLDINGS INC 900 N SQUIRREL RD STE 175 AUBURN HILLS MI 48326-2789	Class R5	8.58%	N/A
	STATE STREET BANK & TRUST CO ESTHER T KREMER SEP IRA 1148 5TH AVENUE APT 5B NEW YORK NY 10128-0807	Class B	6.58%	N/A
	STATE STREET BK & TR ROTH IRA MATTHEW A MCDONALD 572 S 1200 E MAPLETON UT 84664-4720	Class B	7.10%	N/A
	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FL 17 # FPG90 BOSTON MA 02116-5097	Class R5	27.41%	N/A
Marsico 21st Century Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	28.16% 17.64% 5.32%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class Z	6.44%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5	100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C Class Z	17.70% 9.21% 12.10%	N/A
	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	22.08%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	17.75%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z Class C	22.06% 7.95%	N/A

Statement of Additional Information	Page 206

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	20.93%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C Class R	11.36% 18.76% 24.99% 6.50%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class B Class C Class Z	9.51% 17.48% 11.99%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class B Class C Class R4 Class Z	10.85% 7.19% 5.45% 55.44% 9.86%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class B Class C Class R4	5.86% 11.03% 5.65% 43.96%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	13.58% 8.46%	N/A
Marsico Focused Equities Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class Z	12.19%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	FIIOC FBO AIRTRAN AIRWAYS INC 401(K) PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R4	55.46%	N/A
	FIIOC FBO AIRTRAN AIRWAYS INC 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class Z	13.29%	N/A
	FIIOC FBO AIRTRAN AIRWAYS TECHNICAL OPERATIONS RETIREMENT SAVINGS 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R4	11.95%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C Class Z	10.40% 5.21% 9.38%	N/A

Statement of Additional Information	Page 207

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	6.99%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	28.18%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C	30.37% 52.96% 52.37%	28.69%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C Class Z	11.92% 8.17%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R5	99.96%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class R4	6.95% 24.70%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A Class C Class Z	9.81% 11.10% 5.33%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	5.17% 6.14%	N/A
Marsico Global Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	47.90% 23.75%	28.35%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class A Class C Class R Class R5 Class Z	6.62% 20.53% 76.13% 100.00% 17.82%	N/A
	COYLE MASCHERI SHUE TTEE FBO CHAPMAN COYLE CHAPMAN & ASSOC AIA 4 C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	16.75%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	5.97%	N/A

Statement of Additional Information	Page 208

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	Class Z	8.54%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class C Class Z	6.54% 9.49% 13.48%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	99.78%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class Z	18.29% 17.41%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C Class Z	25.77% 37.71%	N/A
Marsico Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	13.40% 8.25%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class R5 Class Z	96.68% 7.74%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I Class W	100.00% 100.00%	N/A
	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	55.61%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	11.40%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A Class Z Class B Class C	5.42% 52.66% 6.31% 11.30%	29.76%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	12.02%	N/A

Statement of Additional Information	Page 209

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C Class R	16.75% 43.30% 47.65% 6.64%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A Class B Class C Class Z	20.96% 11.20% 14.08% 9.09%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Z	5.23%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class R4	8.45% 92.80%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	13.16% 5.28%	N/A
Marsico International Opportunities Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	11.42% 22.05% 7.21%	N/A
	CAPITAL BANK & TRUST COMPANY TTEE ANDRE PROST INC 401K PSP & TRUST 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	19.05%	N/A
	CAPITAL BANK & TRUST COMPANY TTEE HMT MARKETING INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	8.95%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class B	6.04%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	14.96% 10.22%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	27.53%	N/A

Statement of Additional Information	Page 210

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JP MORGAN CHASE AS TTEE FBO CITIZENS PENSION PLAN MASTER TRUST ATTN WILLAM B CANNA 3 METROTECH CENTER FL #6 BROOKLYN NY 11201-8401	Class Z	43.63%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z	9.81% 20.33% 22.49% 18.50%	N/A
	MID ATLANTIC TRUST COMPANY FBO FEIRICH/MAGER/GREEN/RYAN 401(K) PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	6.54%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class B Class C Class Z	6.38% 13.02% 9.12%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class B Class C	5.22% 6.31% 14.49%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class C Class R4	7.08% 6.67% 81.11%	N/A
	T SCHNIEDERMAN & D SPINAK TTEES FBO RETINA CENTER NORTHWEST 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	6.30%	N/A
	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	Class R4	14.80%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.54%	N/A
Mid Cap Index Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	5.34%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class R5 Class Z	15.78% 11.03%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A

Statement of Additional Information	Page 211

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JP MORGAN CHASE BANK TTEE/CUST FBO THE RETIREMENT PLANS FOR WHICH TIAA-CREF ACTS AS RECORD KEEPER 4 NEW YORK PLZ LBBY A NEW YORK NY 10004-2413	Class Z	5.41%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class Z	7.63% 35.82%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class R5 Class Z	5.72% 5.59% 7.82%	N/A
	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	Class A	5.43%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R5	5.01%	N/A
	STANDARD INSURANCE COMPANY 1100 SW 6TH AVE ATTN: SEP ACCT P11D PORTLAND OR 97204-1093	Class R5	44.88%	N/A
	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FL 17 BOSTON MA 02116-5097	Class A	9.77%	N/A
Mid Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class W	5.80% 11.96% 99.46%	N/A
	CAPITAL BANK & TRUST COMPANY TTEE F SMITHGROUP RA 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	13.12%	N/A
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K Class R5 Class Z	47.52% 21.63% 6.95%	N/A
	CITY NATIONAL BANK FBO C&D ZODIAC 401K SAVING PLAN 555 S FLOWER ST FL 10 LOS ANGELES CA 90071-2300	Class Y	21.38%	N/A
	CITY NATIONAL BANK FBO CNC PSP POOLED ACCOUNT ATTN MUTUAL FUNDS/TRUST OPS 555 S FLOWER ST FL 10 LOS ANGELES CA 90071-2300	Class Y	56.40%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K	52.48%	N/A

Statement of Additional Information	Page 212

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	DCGT AS TTEE AND /OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	6.46%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class Z	38.97%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	16.28% 11.85%	N/A
	FRONTIER TRUST COMPANY FBO HERITAGE VALLEY HEALTH SYSTEM 401(K) PO BOX 10758 FARGO ND 58106-0758	Class R5	9.05%	N/A
	FRONTIER TRUST COMPANY FBO HERITAGE VALLEY HEALTH SYSTEM 403(B) PO BOX 10758 FARGO ND 58106-0758	Class R5	34.17%	N/A
	GREAT WEST LIFE & ANNUITY C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	5.12%	N/A
	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	24.68%	N/A
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	12.31%	N/A
	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	Class A	5.71%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	15.97%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	50.21%	N/A

Statement of Additional Information	Page 213

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	8.31%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	22.17%	N/A
	JPMORGAN CHASE AS TRUSTEE FBO THE ESI 401 K PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	Class Y	10.96%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	6.96%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class B Class A Class C Class Z	9.19% 5.59% 20.76% 17.38%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class B Class C	7.67% 11.39%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS 499 WASHINGTON BLVD ATTN MUTUAL FUNDS DEPARTMENT 4TH FL JERSEY CITY NJ 07310-2010	Class R4	78.06%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class B Class C Class R5	13.04% 7.57% 6.25% 5.24%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class B Class C Class R4	5.68% 13.14% 6.39% 6.14%	N/A
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 007 ELECTRO-MECHANICAL CORPORATION 1 GOODSON ST BRISTOL VA 24201-4510	Class R4	7.55%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	6.11%	N/A

Statement of Additional Information	Page 214

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	Class C	6.20%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.47%	N/A
	WELLS FARGO BANK FBO DWYER INSTRUMENTS INC 401K PSP 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	Class R5	9.34%	N/A
Multi-Advisor International Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	9.62% 18.34% 5.75% 100.00%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	71.19%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I Class R4 Class R5	100.00% 41.84% 5.49%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K Class C	22.03% 9.99%	N/A
	FRONTIER TRUST COMPANY FBO EFK MOEN 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	20.09%	N/A
	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT, LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	Class R	9.31%	N/A
	FRONTIER TRUST COMPANY FBO HOSPICE ADVANTAGE 401 K PLAN 2086 PO BOX 10758 FARGO ND 58106-0758	Class R	20.35%	N/A
	FRONTIER TRUST COMPANY FBO NORDAAS AMERICAN HOMES OF MN LAKE, PO BOX 10758 FARGO ND 58106-0758	Class R	5.89%	N/A
	FRONTIER TRUST COMPANY FBO RGS 401(K) PLAN 209878 PO BOX 10758 FARGO ND 58106-0758	Class R	8.88%	N/A

Statement of Additional Information	Page 215

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FRONTIER TRUST CO FBO RHEUMATOLOGY CONSULTANTS WNY PC 40 PO BOX 10758 FARGO ND 58106-0758	Class R	9.29%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z Class A Class C	67.43% 5.70% 10.83%	25.85%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R	6.19%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	58.16%	N/A
	STATE STREET BANK AND TRUST CO CUST FBO NUSCO NON UNION MEDICAL TRUST 56 PROSPECT ST HARTFORD CT 06103-2818	Class Y	99.98%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	92.83%	N/A
Overseas Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	20.76% 27.61% 23.09% 100.00%	42.55%
	CHARLES SCHWAB & CO INC CUST FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	62.17%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K Class Z	36.34% 74.58%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	14.61%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	44.12%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.46%	N/A

Statement of Additional Information	Page 216

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	26.93%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	6.72%	N/A
Select Large Cap Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class B Class C	37.77% 20.93%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class Z	12.82%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class W	100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B	5.96%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	18.22%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	31.32%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	17.99%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	26.93%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class B	6.61%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	59.10%	N/A

Statement of Additional Information	Page 217

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C	75.44% 38.40% 27.19%	N/A
	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FLOOR JERSEY CITY NJ 07311	Class C	25.80%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R5	13.24%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	83.48%	N/A
Small Cap Index Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	7.53% 9.83%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5 Class Z	6.48% 6.42%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	9.06%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	10.20%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Z	36.10%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class R5	6.59% 6.37%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5 Class Z	12.14% 10.06%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R5	13.76%	N/A

Statement of Additional Information	Page 218

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	VRSCO FBO AIGFSB CUST TTEE FBO CITY OF SAN DIEGO 457B 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7117	Class R5	5.69%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	82.75%	N/A
Small Cap Value Fund II	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class B	20.00%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	69.68%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	DCGT AS TTEE AND /OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R Class A Class R4	19.59% 5.45% 10.09%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class Z	20.14%	N/A
	FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORDKEPT PLANS C/O FASCORP 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	6.80%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	20.37% 11.52%	N/A
	GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R4	78.68%	N/A
	GREAT-WEST TRUST CO LLC FBO PUTNAM FBO RECORDKEEPING FOR VARIOUS BENEF OMNIPUTNAM 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Y	44.15%	N/A
	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	24.03%	N/A

Statement of Additional Information	Page 219

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	HARTFORD SECURITIES DISTRIBUTION COMPANY INC ATTN UIT OPERATIONS/PRG PO BOX 2999 HARTFORD CT 06104-2999	Class R	16.25%	N/A
	ING NATIONAL TRUST AS TRUSTEE OR CUSTODIAN FOR CORE 12 RETIREMENT PLANS 30 BRAINTREE HILL OFFICE PARK BRAINTREE MA 02184-8747	Class Y	8.97%	N/A
	JP MORGAN CHASE BANK TTEE FBO TIAA-CREF RETIREMENT PLAN PROGRAM 3 METROTECH CENTER 5TH FLOOR BROOKLYN NY 11201-8401	Class Y	7.09%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	6.05%	N/A
	MERCER TRUST CO TTEE FBO PEOPLES UNITED BANK 401K EMPLOYEE SAVINGS PLAN ATTN DC PLAN ADMIN MS N-1-G 1 INVESTORS WAY NORWOOD MA 02062-1599	Class Y	7.03%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Y Class Z	8.20% 8.87% 19.36% 12.82% 16.26%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class B Class C Class R5 Class Y Class Z	7.95% 11.24% 7.55% 9.12% 17.56% 29.16%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class C Class R4	9.00% 5.22% 10.63%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	19.18%	N/A
	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	Class C	7.59%	N/A
	SUPPLEMENTAL INCOME TRUST FUND PO BOX 8338 BOSTON MA 02266-8338	Class A	16.74%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	16.80%	N/A

Statement of Additional Information	Page 220

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class B	6.72%	N/A

Funds with Fiscal Period Ending March 31:

Except as otherwise indicated, the information below is as of June 30, 2014:

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Short Term Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	21.89% 14.19% 7.84% 99.86%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	77.96%	N/A
	CLISE PROPERTIES INC 1700 7TH AVE STE 1800 SEATTLE WA 98101-1312	Class Y	37.38%	N/A
	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	Class I	100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	10.20%	N/A
	FRONTIER TRUST COMPANY FBO ANDREINI BROS INC EMPLOYEES PS PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	10.61%	N/A
	FRONTIER TRUST COMPANY FBO S B I 401 K PLAN 133534 PO BOX 10758 FARGO ND 58106-0758	Class R	6.35%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z Class R Class Y	9.21% 21.27% 29.46% 77.58% 62.84% 62.46%	47.62%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4 Class R5	89.47% 21.40%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	7.76%	N/A

Statement of Additional Information	Page 221

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	11.27%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	98.10%	N/A

Funds with Fiscal Period Ending April 30:

Except as otherwise indicated, the information below is as of July 31, 2014:

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
AMT-Free CA Intermediate Muni Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	47.54% 7.66%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	95.41%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class B	38.03%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class C Class Z	11.27% 21.88% 8.11%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class C Class Z	9.78% 45.35% 82.95%	73.25%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	94.24%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	12.02%	N/A
	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	Class B	61.93%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	5.66% 13.06%	N/A

Statement of Additional Information	Page 222

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
AMT-Free GA Intermediate Muni Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	8.06% 8.72%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	6.05%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class B	38.88%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C	11.84% 25.53% 34.54%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A Class C	15.38% 6.64%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z	36.78% 35.59% 19.64% 90.16%	74.65%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A	8.48%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class C Class R4	5.38% 9.49% 40.11%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	53.84%	N/A
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	6.34%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.80%	N/A
AMT-Free MD Intermediate Muni Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	6.35% 31.84%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	100.00%	N/A

Statement of Additional Information	Page 223

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class C	10.91% 7.02%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z	66.80% 28.99% 14.26% 90.58%	82.48%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class B Class C	39.18% 14.85%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C	19.44%	N/A
	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	Class C	7.69%	N/A
	THOMAS MULE & BRENDA D MULE JT WROS 8402 BAYBERRY RD PARKVILLE MD 21234-4909	Class C	7.71%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	9.80%	N/A
AMT-Free NC Intermediate Muni Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	11.45%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A Class C	7.37% 6.44%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C Class Z	16.52% 80.63% 32.66% 8.76%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z	21.11% 19.37% 14.51% 85.33%	71.11%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class C Class R4	6.36% 16.80% 20.70%	N/A

Statement of Additional Information	Page 224

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class R4	16.26% 54.02%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A	5.10%	N/A
	SEI PRIVATE TRUST CO C/O FRANKLIN STREET ID 701 ATTN MUTUAL FUNDS ADMIN 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class R4	24.83%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	7.27% 5.31%	N/A
AMT-Free SC Intermediate Muni Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	16.94%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A Class C	13.75% 6.81%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C Class Z	6.28% 62.52% 12.71% 5.12%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	5.19%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class B Class C Class Z	20.73% 35.99% 32.14% 80.50%	63.06%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A Class C	5.19% 13.33%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	6.84%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	91.81%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A Class C	8.49% 18.70%	N/A

Statement of Additional Information	Page 225

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
AMT-Free VA Intermediate Muni Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	23.70% 13.28%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C	10.28% 61.73% 12.33%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class B	34.56%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class C Class Z	42.11% 31.89% 90.01%	78.69%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	5.65%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C Class R4	5.26% 97.54%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	17.06%	N/A
Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	10.85% 13.41% 11.16%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	89.66%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I Class R4 Class W	100.00% 35.90% 100.00%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class B	5.27%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	19.78% 9.38%	N/A
	FRONTIER TRUST COMPANY FBO ED FAGAN INC 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	20.86%	N/A

Statement of Additional Information	Page 226

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT LLC 401 K PO BOX 10758 FARGO ND 58106-0758	Class R	13.63%	N/A
	FRONTIER TRUST COMPANY FBO HOSPICE ADVANTAGE 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	24.56%	N/A
	FRONTIER TRUST COMPANY FBO NORDAAS AMERICAN HOMES OF MN LAKE PO BOX 10758 FARGO ND 58106-0758	Class R	6.54%	N/A
	FRONTIER TRUST COMPANY FBO NTVB CUSTOM MEDIA 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R5	5.48%	N/A
	FRONTIER TRUST COMPANY FBO RGS 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	7.47%	N/A
	FRONTIER TRUST COMPANY FBO RHEUMATOLOGY CONSULTANTS WNY PC 40 PO BOX 10758 FARGO ND 58106-0758	Class R	14.88%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	6.71%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class B Class C Class T Class Y Class Z	26.05% 34.93% 16.80% 23.49% 99.96% 83.94%	77.50%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class Z	10.63% 5.40%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	64.10%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class B	7.62% 5.23%	N/A
Corporate Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	38.52% 17.18% 23.27% 99.99%	N/A
	BAND & CO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	Class Z	7.74%	N/A

Statement of Additional Information	Page 227

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5 Class Z	35.42% 5.43%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A	5.60%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	25.32% 9.71%	N/A
	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE GROWTH 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	Class Z	5.50%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.24%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	30.65%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	20.86%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	22.82%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.65%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	6.74%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B Class A Class C Class Z	25.72% 6.05% 14.91% 49.15%	N/A

Statement of Additional Information	Page 228

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	7.03%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class C Class R5 Class Z	6.00% 7.40% 40.27% 6.65%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class C Class R4 Class R5	8.42% 9.18% 65.97% 12.64%	N/A
	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST FL 17 BOSTON MA 02116-5097	Class R4	29.54%	N/A
	WILMINGTON TRUST RISC AS TTEE FBO REGION 10 457B PLAN PO BOX 52129 PHOENIX AZ 85072-2129	Class Y	99.72%	N/A
Global Infrastructure Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	92.36% 92.59% 76.12%	71.39%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	97.66%	N/A
	EASON HORTICULTURAL RESRCS INC TTEE EASON HORTICULTURAL RESOURCES INC 4 C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	9.35%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class Z	5.96% 6.35%	N/A
	FRONTIER TRUST COMPANY FBO BRIAN P. SOMMER 401(K) PROFIT SHARI PO BOX 10758 FARGO ND 58106-0758	Class R	21.86%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	99.99%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z Class C	79.25% 6.83%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	39.77%	N/A

Statement of Additional Information	Page 229

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MG TRUST COMPANY CUST FBO EYE ASSOCIATES OF OKLAHOMA PLLC MO 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	6.60%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	40.49%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4 Class R5	56.67% 18.62%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	77.42%	N/A
Intermediate Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	30.95% 27.42% 14.51% 100.00%	25.33%
	CAPITAL BANK & TRUST COMPANY TTEE F SMITHGROUP RA 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R5	28.63%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5 Class Z	15.98% 11.77%	N/A
	CITY NATIONAL BANK FBO BSBP&A LLP 401 K PLAN I 555 S FLOWER ST FL 10 LOS ANGELES CA 90071-2300	Class Y	11.61%	N/A
	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	Class I	56.14%	N/A
	FIIOC FBO TEAM INC SALARY DEFERRAL PLAN AND TRUST 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class R4	28.01%	N/A
	FRONTIER TRUST CO FBO O NEILL MCFADDEN & WILLETT LLP 40 PO BOX 10758 FARGO ND 58106-0758	Class R	6.36%	N/A
	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K PO BOX 10758 FARGO ND 58106-0758	Class R	7.55%	N/A
	FRONTIER TRUST CO FBO RKT SAVINGS & RETPLAN 2122 PO BOX 10758 FARGO ND 58106-0758	Class R	20.16%	N/A

Statement of Additional Information	Page 230

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	43.86%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class B Class C Class Z	7.57% 12.91% 58.59%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class R Class R4	12.15% 6.64%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	20.97%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4 Class Y	5.40% 8.30%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C Class R4 Class R5	7.33% 51.57% 55.22%	N/A
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 111 OWENSBORO HEALTH 403 B MATCH P O BOX 20007 1201 PLEASANT VALLEY RD OWENSBORO KY 42303-9811	Class Y	48.94%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R4	8.12%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	99.35%	N/A
	WELLS FARGO BANK FBO DWYER INSTRUMENTS INC 401K PSP 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	Class Y	12.97%	N/A
	WILMINGTON TRUST RISC AS AGENT FBO OWENSBORO HEALTH NQ SUPPL PLAN PO BOX 52129 PHOENIX AZ 85072-2129	Class Y	13.84%	N/A
Short Term Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	20.88% 5.30% 7.09%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	49.34%	N/A

Statement of Additional Information	Page 231

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	12.54%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	18.48%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class C Class Z Class B	32.48% 42.91% 92.53% 94.70%	86.24%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class R4	10.20% 55.26%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	32.19%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	49.74%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	12.97% 7.05%	N/A
Small Cap Value Fund I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	9.18% 16.15% 5.05%	N/A
	CAPITAL BANK & TRUST COMPANY TTEE F FORT BELVOIR FEDERAL CREDIT UNION 4 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	17.95%	N/A
	CAPITAL BANK & TRUST CO TTEE F PARK AVE MOTOR CORP 401K SVGS PL 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	55.45%	N/A
	CAPITAL BANK & TRUST COMPANY TTEE F TRABON COMPANIES 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	16.36%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class Z	39.40%	N/A
	FIIOC FBO AIRTRAN AIRWAYS INC 401(K) PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R4	19.66%	N/A

Statement of Additional Information	Page 232

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	19.54% 10.13%	N/A
	FRONTIER TRUST COMPANY FBO FARMINGTON ACUTE CARE EMERGENCY SPE PO BOX 10758 FARGO ND 58106-0758	Class R5	13.97%	N/A
	JPMORGAN CHASE AS TRUSTEE FBO THE ESI 401 K PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	Class Y	9.13%	N/A
	JP MORGAN CHASE BANK TTEE FBO TIAA-CREF RETIREMENT PLAN PROGRAM 3 METROTECH CENTER 5TH FLOOR BROOKLYN NY 11201-8401	Class Y	34.41%	N/A
	JP MORGAN CHASE BANK TTEE/CUST FBO THE RETIREMENT PLANS FOR WHICH TIAA-CREF ACTS AS RECORD KEEPER 4 NEW YORK PLZ LBBY A NEW YORK NY 10004-2413	Class R5 Class Z	54.46% 6.35%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	100.00%	N/A
	LINCOLN RETIREMENT SERVICES COMPANY FBO: HARTFORD COUNTY 403B PO BOX 7876 FORT WAYNE IN 46801-7876	Class Y	37.29%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	8.38%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A Class B Class C	7.89% 5.52% 17.03%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Y Class Z	12.35% 18.42%	N/A
	MG TRUST COMPANY CUST. FBO PLACEWORKS 401 (K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.26%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	14.24%	N/A

Statement of Additional Information	Page 233

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class B Class C Class R4 Class R5 Class Z	5.68% 15.20% 6.11% 25.09% 21.90% 6.37%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class C Class R4	14.82% 8.13% 21.02%	N/A
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 709 A&E TELEVISION NETWORKS LLC 235 E 45TH ST NEW YORK NY 10017-3305	Class R4	20.98%	N/A
	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL 719 PHRMA 950 F ST NW WASHINGTON DC 20004-1438	Class R4	9.65%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.72%	N/A
U.S. Treasury Index Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class W	8.09% 9.74% 99.91%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5 Class Z	98.11% 9.97%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class C	6.29%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C	38.37% 28.21%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA MODERATE 529 PORTFOLIO 14201 DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class Z	8.52%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA MODERATE GROWTH 529 PORTFOLIO 14201 DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class Z	5.24%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	32.18%	N/A

Statement of Additional Information	Page 234

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	29.98%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.45%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.79%	N/A
	JPMCB NA CUST FOR COLUMBIA VP-ASSET ALLOCATION FUND 14201 N DALLAS PKWAY FL 13 DALLAS TX 75254-2916	Class I	11.58%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	8.22%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A Class B Class Z	16.12% 40.05% 27.23%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C	5.06%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	6.87%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	17.20%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	9.05% 8.08%	N/A

Funds with Fiscal Period Ending May 31:*

Except as otherwise indicated, the information below is as of August 31, 2013:

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Absolute Return Emerging Markets Macro Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class W	96.51% 83.01% 99.99%	33.80%

Statement of Additional Information	Page 235

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	COLUMBIA MANAGEMENT INVESTMENT ADVISOR, LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class B Class C Class R Class R5 Class Z	100.00% 16.99% 100.00% 100.00% 23.89%	66.17%	(a)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	15.36%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	6.65%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	29.20%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	13.90%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	34.89%	N/A
	LOUIS POTTERS CUST LEO P POTTERS UNDER-NY UGMA 2 SOUSA DR SANDS PT NY 11050-1217	Class Z	21.89%	N/A
	STATE STREET BK & TR ROTH IRA ANGELICA M AHUMADA 1180 BARNES MILL RD MARIETTA GA 30062-3420	Class Z	35.93%	N/A
	STATE STREET BK & TR IRA ANUJ K SINGH 5 OLD GRANGE RD HOPEWELL JCT NY 12533-5803	Class Z	18.30%	N/A
Absolute Return Enhanced Multi-Strategy Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	93.20% 48.03% 71.13% 99.99%	45.86%
	BANK OF AMERICA FBO IM COLIN MOORE ATTN MFO 8527061 PO BOX 843869 DALLAS TX 75284-3869	Class Z	16.86%	N/A
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R Class R5	23.71% 100.00%	48.85%	(a)

Statement of Additional Information	Page 236

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	DONNA C KNIGHT & JEFFREY L KNIGHT TTEES DONNA C KNIGHT LIVING TRUST 15 SYLVAN LN WESTON MA 02493-1027	Class Z	9.02%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.47%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	14.02%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	18.45%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	17.48%	N/A
	JPMCB NA CUST FOR COLUMBIA GLOBAL OPPORTUNITIES FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	40.58%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C Class Z	5.44% 27.53%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Z	22.18%	N/A
	PAI TRUST COMPANY, INC GREG L. ADAMS, D.M.D., M.S., P.S. 4 1300 ENTERPRISE DR DE PERE WI 54115-4934	Class R	76.29%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B Class Z	41.63% 5.50%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	14.97%	N/A
	STATE STREET BK & TR IRA DIANE K SPARKS 710 25TH ST SW SPENCER IA 51301-5509	Class B	8.32%	N/A

Statement of Additional Information	Page 237

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Absolute Return Multi-Strategy Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	92.47% 75.77% 81.43% 99.99%	31.13%
	BANK OF AMERICA FBO IM COLIN MOORE ATTN MFO 8527061 PO BOX 843869 DALLAS TX 75284-3869	Class Z	19.83%	N/A
	BB&T SECURITIES ROTH IRA C/F JANELLE JOHNSON MURPHY 1825 GILSON ST FALLS CHURCH VA 22043-1109	Class B	7.62%	N/A
	COLUMBIA MANAGMENT INVESTMENT ADVISERS, LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R Class R5	100.00% 100.00%	63.81%	(a)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	12.12%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	24.63%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	12.60%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	14.91%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	33.51%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C Class Z	6.70% 76.91%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class B	14.13%	N/A
AP Multi-Manager Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	100.00%	100%
Commodity Strategy Fund(b)	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	43.31% 46.14%	N/A

Statement of Additional Information	Page 238

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	AMERITRADE INC PO BOX 2226 OMAHA NE 68103-2226	Class C	7.54%	N/A
	BANK OF AMERICA FBO IM COLIN MOORE PO BOX 843869 DALLAS TX 75284-3869	Class Z	55.84%	N/A
	BROWN BROTHERS HARRIMAN & CO AS CUSTODIAN FOR 525 WASHINGTON BLVD JERSEY CITY NJ 07310-1606	Class Z	31.83%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I Class W	16.22% 100.00%	91.49%
	FRONTIER TRUST COMPANY FBO J J SUPPLY 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	26.53%	N/A
	FRONTIER TRUST COMPANY FBO SPECTRUM EYE CARE INC 401 K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	45.10%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	12.59%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	30.91%	N/A
	JPMCB NA CUST FOR COLUMBIA GLOBAL OPPORTUNITIES FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	34.86%	N/A
	JPMCB NA CUST FOR COLUMBIA RISK ALLOCATION FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.41%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	15.76%	N/A
	MG TRUST COMPANY CUST FBO DANA DENTAL ASSOCIATES 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	12.74%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class R4	46.88% 95.60%	N/A

Statement of Additional Information	Page 239

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	PAI TRUST COMPANY, INC STUDIOPOLIS, INC. 401(K) P/S PLAN 1300 ENTERPRISE DR DE PERE WI 54115-4934	Class R	13.70%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class C	6.05% 26.92%	N/A
Diversified Equity Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	23.91% 26.14% 32.03%	N/A
	AMERIPRISE TRUST COMPANY AS TR OF THE VENTUREDYNE LTD SAL DEF INVEST PL 990 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0009	Class R5	12.75%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class K	6.13%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class Z	6.08% 9.58%	N/A
	GREAT-WEST LIFE & ANN INS CO 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	Class R4	8.08%	N/A
	GREAT WEST TRUST CO FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	Class R5	5.99%	N/A
	GREAT WEST TRUST CO TRST FBO EMPLOYEE BENEFITS CLIENTS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R4	17.09%	N/A
	HARTFORD LIFE INSURANCE COMPANY ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R Class R4	44.06% 8.70%	N/A
	HARTFORD SECURITIES DIST CO INC ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	14.69%	N/A
	ING LIFE INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR CT 06095-4773	Class K Class R Class R4	18.36% 16.44% 8.69%	N/A
	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	Class Y	99.98%	N/A

Statement of Additional Information	Page 240

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	37.06%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	62.92%	N/A
	MERCER TRUST COMPANY FBO JOHNSON OUTDOORS INC RETIREMENT AND SAVINGS PLAN ATTN: DC PLAN ADMIN-MS N-1-G 1 INVESTORS WAY NORWOOD MA 02062-1599	Class R5	14.42%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	5.90%	N/A
	MID ATLANTIC TRUST COMPANY FBO BELL STATE BANK & TRUST MASTER ACCOUNT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Z	33.33%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	12.32%	N/A
	RIVERSOURCE INVESTMENTS LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class W	100.00%	N/A
	TAYNIK & CO C/O STATE STREET BANK & TRUST 1200 CROWN COLONY DR FL 6 QUINCY MA 02169-0938	Class R4 Class R5	14.01% 11.76%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K Class R Class R4 Class R5	40.37% 10.81% 31.02% 46.33%	N/A
	WILMINGTON TRUST RISC TTEE FBO WALLER LANSDEN DORTCH DAVIS 401K PO BOX 52129 PHOENIX AZ 85072-2129	Class Z	19.13%	N/A
Dividend Opportunity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	42.35% 27.40% 24.63% 99.98%	29.99%
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTIONL MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K Class R5 Class Z	5.85% 24.27% 20.89%	N/A

Statement of Additional Information	Page 241

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	14.36%	N/A
	FIIOC FBO MOLAM SAVINGS AND RETIREMENT PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class R4	11.30%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class Z	6.39% 6.92%	N/A
	GREAT-WEST TRUST COMPANY LLC TTEE FNATIONAL ACCOUNTS HEALTH 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	Class R4	8.45%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	15.01%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.19%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.57%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	37.73%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	25.90%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z	5.26%	N/A
	MARIL & CO FBO 5A C/O M&I TRUST CO, NA 11270 W. PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class Z	6.52%	N/A

Statement of Additional Information	Page 242

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	5.29%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	14.30%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	10.89%	N/A
	MID-ATLANTIC TRUST COMPANY CUST FBO HEARTLAND FINANCIAL RETIREMENT PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Y	34.40%	N/A
	MINNESOTA LIFE INS COMPANY ATTN KENNETH MONTAGUE A6-4105 400 ROBERT STREET NORTH ST PAUL MN 55101-2099	Class R5	16.51%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	6.26%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class R5 Class Y Class Z	11.16% 31.24% 40.34% 10.31%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	38.59%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	25.98%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C Class Z	17.86% 6.12%	N/A
	SEI PRIVATE TRUST COMPANY C/O BOSTON PRIVATE ID 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class R5	13.37%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	5.68%	N/A

Statement of Additional Information	Page 243

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.44%	N/A
	VRSCO FBO AIGFSB CUST TTEE FBO HAMILTON HEALTHCARE 401A ROTH IRA ATTN CHRIS BAUMAN 2727-A ALLEN PARKWAY, 4-D1 HOUSTON TX 77019-2107	Class K	8.18%	N/A
	VRSCO FBO AIGFSB CUST TTEE FBO HAMILTON HEALTHCARE 403B ROTH IRA 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7117	Class K	58.62%	N/A
	VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBO MASON GENERAL HOSPITAL 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7117	Class K	9.61%	N/A
	VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBO MASON GENERAL HOSPITAL 401A 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7117	Class K	5.90%	N/A
	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	Class R	5.43%	N/A
Flexible Capital Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class W	62.13% 69.83% 99.89%	N/A
	CHARLES SCHWAB & CO INC ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A	9.30%	N/A
	COLUMBIA MANAGEMENT INVESTMENT ADIVSERS, LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R	100.00%	56.39%	(a)
	DAVID L KING 52 HYSLOP RD BROOKLINE MA 02445-5725	Class Z	28.30%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	8.32%	N/A

Statement of Additional Information	Page 244

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	7.60%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	14.86%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.05%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	55.41%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A Class C Class Z	21.79% 13.88% 7.53%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	96.71%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C Class R5	7.28% 5.85%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Z	53.59%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	93.58%	N/A
High Yield Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	22.70% 29.04% 22.44% 99.99%	N/A
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	40.16%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	10.01%	N/A

Statement of Additional Information	Page 245

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FRONTIER TRUST COMPANY FBO CENTRAL COAST BRAIN AND SPINE ASSOC PO BOX 10758 FARGO ND 58106-0758	Class Y	24.67%	N/A
	FRONTIER TRUST COMPANY FBO DGA 401 K PROFIT SHARING PLAN PO BOX 10758 FARGO ND 58106-0758	Class Y	14.97%	N/A
	FRONTIER TRUST COMPANY FBO INCOTEC INTEGRATED COATING & SEED PO BOX 10758 FARGO ND 58106-0758	Class Y	5.71%	N/A
	FRONTIER TRUST COMPANY FBO MONTEREY PACIFIC INC RETIREMENT PO BOX 10758 FARGO ND 58106-0758	Class Y	6.57%	N/A
	FRONTIER TRUST COMPANY FBO TOMBLESON INCORPORATED PROFIT SHARI PO BOX 10758 FARGO ND 58106-0758	Class Y	5.47%	N/A
	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	Class Y	21.87%	N/A
	ING LIFE INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR CT 06095-4773	Class K Class R Class R4	83.13% 59.24% 72.64%	N/A
	ING NATIONAL TRUST ONE ORANGE WAY WINDSOR CT 06095-4773	Class R5	8.96%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.34%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	13.63%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	81.02%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z	5.41%	N/A
	MASSACHUSETTS MUTUAL LIFE INS CO 1295 STATE STREET C105 SPRINGFIELD MA 01111-0002	Class K	12.16%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	11.10%	N/A

Statement of Additional Information	Page 246

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	27.40%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	49.25%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5 Class Z	48.03% 11.41%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	10.92%	N/A
	TAYNIK & CO C/O STATE STREET BANK & TRUST 1200 CROWN COLONY DR FL 6 QUINCY MA 02169-0938	Class R4	10.51%	N/A
Select Large-Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class W	10.91% 11.60% 97.28%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS (ONE SOURCE) ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	Class A Class K	6.07% 72.87%	N/A
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K	27.13%	N/A
	COUNSEL TRUST DBA MATC FBO ALLIANCE DEFENSE FUND INC 401 K PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	8.71%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B Class C Class Z	8.93% 10.45% 11.50%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.86%	N/A

Statement of Additional Information	Page 247

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	55.57%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	26.85%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Z	34.58%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class A Class B Class C Class R	10.70% 29.84% 40.76% 71.13%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class A Class B Class C Class Z	36.15% 7.87% 9.97% 46.42%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4 Class R5	51.92% 20.69%	N/A
	NEW YORK LIFE TRUST COMPANY ATTN WILLIAM G PERRET 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	Class A	6.83%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4 Class R5	48.00% 74.04%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	6.15% 5.45%	N/A
Select Smaller-Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	11.84% 9.17%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	74.57%	N/A
	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	Class R	5.69%	N/A

Statement of Additional Information	Page 248

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class Z	7.36% 10.06%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	18.94%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	13.43%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	67.52%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class C Class R Class R5	22.55% 60.12% 19.57%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	16.75%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	14.56%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C Class R4	5.21% 99.69%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C Class Z	7.89% 5.51%	N/A
	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	Class B Class Z	8.45% 13.43%	N/A
	T ROWE PRICE TRUST CO TTEE FBO RETIREMENT PLAN CLIENTS PO BOX 17215 BALTIMORE MD 21297-1215	Class Z	33.47%	N/A

Statement of Additional Information	Page 249

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	97.61%	N/A
Seligman Communications and Information Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B	7.25% 7.72%	N/A
	AUL AMERICAN GROUP RETIREMENT ANNUITY ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	Class R4	81.25%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K Class R5	7.88% 14.44%	N/A
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class B Class C Class Z	7.76% 11.28% 11.62% 23.94%	N/A
	FRONTIER TRUST CO FBO HEATH CONSULTANTS INC PS & RETIRE PO BOX 10758 FARGO ND 58106-0758	Class K	72.78%	N/A
	FRONTIER TRUST CO FBO RED RIVER EMPLOYEES FCU 401K PLAN PO BOX 10758 FARGO ND 58106-0758	Class K	12.34%	N/A
	HARTFORD LIFE INSURANCE COMPANY ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	22.13%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Z	35.07%	N/A
	MLPF&S	Class A	9.25%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Class B	22.33%
	ATTN FUND ADMINISTRATION	Class C	17.92%
	4800 DEER LAKE DRIVE EAST 3RD FL	Class R	17.10%
	JACKSONVILLE FL 32246-6484	Class R5	31.59%
	MG TRUST COMPANY CUST. FBO OPK BIOTECH, 401(K) RETIREMENT PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	5.74%	N/A

Statement of Additional Information	Page 250

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MORGAN STANLEY SMITH BARNEY	Class A	7.11%	N/A
	HARBORSIDE FINANCIAL CENTER	Class B	11.82%
	PLAZA 2, 3RD FLOOR	Class C	11.95%
	JERSEY CITY NJ 07311	Class Z	16.86%
	NATIONAL FINANCIAL SERVICES LLC	Class A	6.79%	N/A
	FEBO CUSTOMERS	Class C	6.48%
	MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5	29.98%
	PERSHING LLC	Class A	5.95%	N/A
	1 PERSHING PLZ	Class B	7.51%
	JERSEY CITY NJ 07399-0002	Class C	5.48%
		Class R4	15.34%
	RAYMOND JAMES	Class B	6.29%	N/A
	FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.78%
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R	32.02%	N/A
	UBS WM USA	Class A	5.42%	N/A
	OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	8.25%
Small/Mid Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	33.46% 30.58% 31.13%	N/A
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class W Class Y	100.00% 100.00%	N/A N/A
	DGTC AS CUST FBO VARIOUS QUALIFIED RETIREMENT PL ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	Class K	5.41%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class Z	12.26% 74.44%	N/A
	HARTFORD LIFE INSURANCE COMPANY ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R Class R4	60.43% 17.28%	N/A
	ING LIFE INSURANCE AND ANNUITY CO ONE ORANGE WAY B3N WINDSOR CT 06095-4773	Class K Class R Class R5	21.22% 9.96% 11.69%	N/A
	ING NATIONAL TRUST ONE ORANGE WAY B3N WINDSOR CT 06095-4773	Class K	9.33%	N/A

Statement of Additional Information	Page 251

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JOHN HANCOCK LIFE INS CO USA RPS-TRADING OPS ET-4 601 CONGRESS ST BOSTON MA 02210-2804	Class R5	33.60%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	22.12%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	39.87%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	38.00%	N/A
	MASSACHUSETTS MUTUAL LIFE INS CO 1295 STATE STREET C105 SPRINGFIELD MA 01111-0002	Class R	6.91%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class R5	7.02%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class K Class R5	22.70% 22.92%	N/A
	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	Class Z	5.48%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R4	20.48%	N/A
	TAYNIK & CO C/O STATE STREET BANK & TRUST 1200 CROWN COLONY DR FL 6 QUINCY MA 02169-0938	Class R4	7.24%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	20.08%	N/A
	WELLS FARGO BANK NA TRUSTEE FBO STATE OF ALABAMA DCP 457 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R4	21.87%	N/A
U.S. Government Mortgage Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	13.11% 20.77% 15.64% 99.96%	N/A

Statement of Additional Information	Page 252

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC	Class K	67.76%	N/A
	SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	32.66%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	32.69%	(a)
	COMERICA BANK FBO REXEL EMPLOYEES PENSION PLAN INC P O BOX 75000 DETROIT MI 48375	Class R5	19.18%	N/A
	COUNSEL TRUST DBA MATC FBO HARVARD MANAGEMENT SOLUTIONS 401(K) PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class K	18.56%	N/A
	FIRST CLEARING LLC	Class A	5.26%	N/A
	SPECIAL CUSTODY ACCT	Class C	10.76%
	FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	10.68%
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.25%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	23.31%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	17.71%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	19.36%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	25.45%	N/A
	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	Class Z	5.46%	N/A
	LPL FINANCIAL	Class C	10.78%	N/A
	FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z	14.01%

Statement of Additional Information	Page 253

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH	Class A	6.02%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Class B	21.68%
	ATTN FUND ADMINISTRATION	Class C	17.58%
	4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Z	61.25%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	10.51%	N/A
	NATIONAL FINANCIAL SERVICES LLC	Class A	5.22%	N/A
	FEBO CUSTOMERS	Class R4	87.20%
	MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5	28.04%
	PERSHING LLC	Class A	5.49%	N/A
	1 PERSHING PLZ	Class R4	9.90%
	JERSEY CITY NJ 07399-0002	Class R5	19.44%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	5.78%	N/A

*	Mortgage Opportunities Fund is new as of the date of this SAI and therefore is not included in the table above.

Funds with Fiscal Period Ending July 31:

Except as otherwise indicated, the information below is as of October 31, 2013:

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
AMT-Free Tax-Exempt Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S	Class A Class B	9.54% 17.60%	N/A
	MINNEAPOLIS MN 55402-2405	Class C	28.36%
		Class Z	5.37%
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	5.10%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	5.75%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	18.97%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	52.21%	N/A

Statement of Additional Information	Page 254

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	94.90%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Z	6.21%	N/A
	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	Class Z	5.80%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.88%	N/A
Floating Rate Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	47.56%	33.72%
	707 2ND AVE S	Class B	34.58%
	MINNEAPOLIS MN 55402-2405	Class C	28.89%
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	29.59%	N/A
	COLUMBIA MANAGEMENT INVESTMENT	Class K	11.69%	N/A
	ADVISERS, LLC	Class W	100.00%
	ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	85.11%
	COREPOINTE INSURANCE COMPANY 401 S OLD WOODWARD AVE BIRMINGHAM MI 48009-6612	Class Z	14.56%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	11.10%	N/A
	FRONTIER TRUST CO FBO A E GROUP INC 401K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	10.31%	N/A
	JPMCB NA CUST FOR COLUMBIA GLOBAL OPPORTUNITIES FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	11.21%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	88.78%	N/A

Statement of Additional Information	Page 255

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL	Class C	6.09%	N/A
	FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z	8.20%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class C Class R	11.07% 69.17%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Class Z	20.04%
	ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484
	MITRA & CO	Class R5	36.12%	N/A
	FBO NG C/O M&I TRUST CO NA ATTN MF 11270 W PARK PL, STE 400 MILWAUKEE WI 53224-3638	Class Z	5.28%
	MORGAN STANLEY SMITH BARNEY	Class C	10.07%	N/A
	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	24.48%
	NATIONAL FINANCIAL SERVICES LLC	Class K	58.71%	N/A
	FEBO CUSTOMERS	Class R4	7.47%
	MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R5	49.96%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	7.38%	N/A
	SHAPIRO BUCHMAN PROVINE BROTHERS TTBUCHMAN PROVINE BROS AND SMITH LLP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	5.60%	N/A
	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	Class R5	5.23%	N/A
	WILLIAM D CHILTON & JON PICKARD TTEPICKARD CHILTON ARCHITECTS 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	5.84%	N/A
Global Opportunities Fund(c)	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	16.83%	N/A
	707 2ND AVE S	Class B	37.36%
	MINNEAPOLIS MN 55402-2405	Class C	40.99%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	86.74%	N/A
	COLUMBIA MGMT INVESTMENT	Class R	100.00%	N/A
	ADVSR LLC	Class R4	100.00%
	ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5	100.00%

Statement of Additional Information	Page 256

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	DONNA C KNIGHT & JEFFREY L KNIGHT TTEES DONNA C KNIGHT LIVING TRUST 15 SYLVAN LN WESTON MA 02493-1027	Class Z	49.29%	N/A
	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class K	13.26%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	22.75%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	8.38%	N/A
	STATE STREET BK & TR IRA JEFFREY L KNIGHT 15 SYLVAN LN WESTON MA 02493-1027	Class Z	7.06%	N/A
Income Opportunities Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	71.07%	35.12%
	707 2ND AVE S	Class B	25.63%
	MINNEAPOLIS MN 55402-2405	Class C	34.43%
		Class W	99.97%
	CHARLES SCHWAB & CO INC	Class R5	49.92%	N/A
	SPECIAL CUSTODY FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	10.34%
	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	Class I	54.13%	N/A
	FIIOC FBO FATE THERAPEUTICS INC 401(K) PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R	5.91%	N/A
	FIIOC FBO HAGELIN & COMPANY INC 401K PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R	22.06%	N/A
	FIIOC FBO PAREX USA INC 401(K) PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	Class R	11.23%	N/A
	FIIOC FBO TOM BELL GROUP 401(K) RETIREMENT PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R	8.65%	N/A

Statement of Additional Information	Page 257

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FIRST CLEARING LLC	Class B	7.38%	N/A
	SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	9.82%
	FRONTIER TRUST COMPANY FBO SHEEDY DRAYAGE CO 401K PSP PLAN 2 PO BOX 10758 FARGO ND 58106-0758	Class R	10.55%	N/A
	GREAT WEST TRUST CO TRST FBO EMPLOYEE BENEFITS CLIENTS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class K	89.25%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	20.04%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.03%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.02%	N/A
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.14%	N/A
	MLP FENNER & SMITH INC	Class B	16.41%	N/A
	FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	10.05%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Y Class Z	99.20% 67.65%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class C	6.65%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Class R4	13.51%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R4	84.50%	N/A

Statement of Additional Information	Page 258

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	SMC CONSULTING ENGINEERS P C TTEE SMC CONSULTING ENGINEERS P C 401 K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	25.15%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	47.99%	N/A
Inflation Protected Securities Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C	32.91% 26.69% 22.47%	30.36%
		Class W	99.99%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5	100.00%	34.91%
	ELIZABETH A KELM & MICHAEL J KELM JTWROS 2883 LORD BYRON PL EUGENE OR 97408-4636	Class Z	9.68%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	15.08%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	15.10%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	36.77%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	16.01%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	14.24%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	17.87%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z	13.30%	N/A

Statement of Additional Information	Page 259

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class C Class R	26.46% 76.55%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Class Z	9.36%
	ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484
	MG TRUST COMPANY CUST FBO DIAMOND CARPETS INC EMPLOYEES SAV 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	6.62%	N/A
	MG TRUST COMPANY CUST FBO WASHINGTON VALLEY CONTRUCTION 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	26.06%	N/A
	MG TRUST COMPANY TRUSTEE FBO LAW OFFICES OF ROSEMARIE ARNOLD 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	54.50%	N/A
	MG TRUST COMPANY TRUSTEE FBO MAZZEO AGENCY INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	7.85%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	10.52%	N/A
	STATE STREET BK & TR IRA CAROL A WEILL PAUL ZETTAS POA 1423 CAMINO MANADERO SANTA BARBARA CA 93111-1049	Class Z	6.34%	N/A
	STATE STREET BK & TR IRA PATRICIA L PIRO-BOSLEY 14665 SW 133RD AVE TIGARD OR 97224-1658	Class Z	6.11%	N/A
	STATE STREET BK & TR IRA R M NIPPELL MD DECEASED JANET A NIPPELL BENEFICIARY 1052 E HOWARD ST PASADENA CA 91104-2420	Class Z	12.93%	N/A
Large Core Quantitative Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class C	12.39%	N/A
	707 2ND AVE S	Class W	100.00%
	MINNEAPOLIS MN 55402-2405
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4	100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	33.83%	N/A

Statement of Additional Information	Page 260

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	FRONTIER TRUST COMPANY FBO EFK MOEN 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	9.68%	N/A
	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT, LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	Class R	7.91%	N/A
	FRONTIER TRUST COMPANY FBO HOSPICE ADVANTAGE 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	11.09%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.94%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	47.24%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	6.95%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	23.55%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	5.40%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	5.67%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	41.16%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	31.88%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	20.29%	N/A

Statement of Additional Information	Page 261

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	WELLS FARGO BANK FBO CRENLO RETIREMENT 401 K NC 1151 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	Class K	16.43%	N/A
	WELLS FARGO BANK	Class K	77.28%	N/A
	FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class R5	99.74%	N/A
Large Growth Quantitative Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707	Class A	82.89%	51.26%
	2ND AVE S	Class B	9.97%
	MINNEAPOLIS MN 55402-2405	Class C	15.32%
		Class W	99.99%
	COLUMBIA MGMT INVESTMENT ADVSR LLC	Class K	100.00%	37.63%
	ATTN T ARMBRUSTMACHER & V GEHLHAR	Class R	6.63%
	50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R5	100.00%
	FRONTIER TRUST COMPANY FBO DENNIS F MEYER INC 401K PO BOX 10758 FARGO ND 58106-0758	Class R	83.57%	N/A
	FRONTIER TRUST COMPANY FBO FLINCH & BRUNS FUNERAL HOME INC 40 PO BOX 10758 FARGO ND 58106-0758	Class R	9.80%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.58%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	29.32%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	11.78%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	26.12%	N/A
	JPMCB NA CUST FOR COLUMBIA LIFEGOAL GROWTH PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	17.75%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	33.99%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	11.95%	N/A

Statement of Additional Information	Page 262

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MG TRUST COMPANY AS AGENT FOR CHESAPEAKE TRUST COMPANY FBO GWN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Z	5.58%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	37.12%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Z	5.18%	N/A
	STATE STREET BK & TR IRA LAURIE A PETERSON 8205 SW CANYON LN PORTLAND OR 97225-3985	Class Z	5.50%	N/A
	STATE STREET BK & TR ROTH IRA DONALD LEE MAYER 1352 SPRING RD NW WASHINGTON DC 20010-1360	Class Z	5.23%	N/A
	UMB BANK NA CUST CUST FBO PLANMEMBER 6187 CARPINTERIA AVE CARPINTERIA CA 93013-2805	Class Z	10.52%	N/A
Large Value Quantitative Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	23.06%	51.94%
	707 2ND AVE S	Class B	21.62%
	MINNEAPOLIS MN 55402-2405	Class C	14.21%
		Class W	99.99%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class B	7.48%	N/A
	COLUMBIA MANAGEMENT INVESTMENT	Class K	100.00%	N/A
	ADVISERS, LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R	100.00%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class B	10.68%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	89.95%	N/A
	JPMCB NA CUST FOR COLUMBIA VP-ASSET ALLOCATION FUND 14201 N DALLAS PKWAY FL 13 DALLAS TX 75254-2916	Class I	10.03%	N/A

Statement of Additional Information	Page 263

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.10%	N/A
	MLPF&S	Class A	6.68%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class C	23.76%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class B Class T	11.73% 14.39%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Class Z	82.12%
	ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class B	6.75%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	7.17%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	6.43%	N/A
Limited Duration Credit Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class C	41.29%	42.37%
	707 2ND AVE S	Class A	57.59%
	MINNEAPOLIS MN 55402-2405	Class B	29.46%
		Class W	99.99%
	BAND & CO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	Class Z	9.11%	N/A
	CHARLES SCHWAB & CO INC	Class K	97.67%	N/A
	CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R5	97.70%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class Y	100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	7.83%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	19.67%	N/A

Statement of Additional Information	Page 264

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	29.58%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	21.94%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	27.07%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	7.70%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	44.51%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	9.87%	N/A
	NATIONAL FINANCIAL SERVICES LLC	Class R4	95.52%	N/A
	FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Z	7.11%
MN Tax-Exempt Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	17.19%	N/A
	707 2ND AVE S	Class Z	23.17%
	MINNEAPOLIS MN 55402-2405	Class B	34.65%
		Class C	40.72%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	20.68%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	34.07%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	96.76%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Z	7.22%	N/A

Statement of Additional Information	Page 265

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	TD AMERITRADE INC FEBO OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class Z	5.84%	N/A
Money Market Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class B	6.03%	N/A
	707 2ND AVE S	Class C	6.17%
	MINNEAPOLIS MN 55402-2405	Class W	94.85%
	BANK OF AMERICA NA FBO CGSC CAPITAL, INC MFO PO BOX 843869 DALLAS TX 75284-3869	Class Z	19.34%	N/A
	COLUMBIA MANAGEMENT INVESTMENT MANAGERS, LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class W	5.15%	N/A
	COUNSEL TRUST DBA MATC FBO AIM METALS & ALLOYS USA INC 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.33%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	6.41%	N/A
	FRONTIER TRUST COMPANY FBO ED FAGAN, INC. 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	5.70%	N/A
	FRONTIER TRUST COMPANY FBO FREMMING PARSON & PECCHENINO 401 K PO BOX 10758 FARGO ND 58106-0758	Class R	9.68%	N/A
	FRONTIER TRUST COMPANY FBO GLENWOOD ELECTRIC 401K PO BOX 10758 FARGO ND 58106-0758	Class R	5.03%	N/A
	FRONTIER TRUST COMPANY FBO GREATMATS.COM CORPORATION PO BOX 10758 FARGO ND 58106-0758	Class R5	27.00%	N/A
	FRONTIER TRUST COMPANY FBO HOSPICE ADVANTAGE 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	7.28%	N/A
	FRONTIER TRUST COMPANY FBO MYTHICS, INC. 401(K) PS PLAN AND TR PO BOX 10758 FARGO ND 58106-0758	Class R5	58.24%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529PLAN COLUMBIA LEGACY CAPITAL PRESERVATION 529 PORTFOLIO 14201 DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class Z	18.42%	N/A

Statement of Additional Information	Page 266

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	98.49%	N/A
	MLPF&S 4800 DEER LAKE DRIVE EAST, 3RD FL. JACKSONVILLE FL 32246-6484	Class B	5.34%	N/A
	MG TRUST COMPANY CUST FBO BTECH INC 401 K PROFIT SHARING PLA 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	9.91%	N/A
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class Z	17.15%	N/A

Funds with Fiscal Period Ending August 31:

Except as otherwise indicated, the information below is as of November 30, 2013:

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Marsico Flexible Capital Fund(c)	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	74.69% 55.45%	41.94%
	CHARLES SCHWAB & CO INC CUST FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A Class R5 Class Z	6.72% 81.05% 64.06%	29.42%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	ENVIROSERVICES & TRAINING CENTR TTE ENVIROSERVICES & TRAINING CENTER 40 C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	23.64%	N/A
	ERNEST Y CHOU & MELBA J CHOU TTEE F CHOU CHEMICAL COMPANY PSP 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	42.85%	N/A
	FIIOC FBO MGP INGREDIENTS NON-UNION 401(K) & PROFIT SHARING PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class R5	13.78%	N/A
	FRONTIER TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	Class R	19.39%	N/A
	FRONTIER TRUST COMPANY FBO SPRING DESIGN PARTNERS INC PROFIT PO BOX 10758 FARGO ND 58106-0758	Class R	6.60%	N/A

Statement of Additional Information	Page 267

Fund	Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL FBO CUSTOMER ACCOUNTS 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A Class Z Class C	5.10% 23.64% 5.28%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C Class Z	9.04% 7.92%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class A Class C	6.03% 13.38%	N/A

Funds with Fiscal Period Ending October 31:

Except as otherwise indicated, the information below is as of January 31, 2014.

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Absolute Return Currency and Income Fund(c)	AMERICAN ENTERPRISE INV SVCS, INC ATTN: MFIS CUSTOMER 2003 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0020	Class B	36.84%	N/A
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class B Class C Class W	47.06% 33.55% 32.36% 89.30%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R4 Class W Class Y	100.00% 10.70% 100.00%	N/A
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	8.24%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	6.52%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	47.98%	28.28%
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.54%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	34.11%	N/A

Statement of Additional Information	Page 268

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	74.08%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	11.02%	N/A
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	9.76%	N/A
	STATE STREET BANK & TRUST CUST FBO DONA M RENDLEN IRA 1015 ANEMONE RD FOUR SEASONS MO 65049-6620	Class C	6.10%	N/A
	UMBSC & CO FBO ISM NON TRADITIONAL FUND PO BOX 419260 MSC 1010405 KANSAS CITY MO 64141-6260	Class Z	15.53%	N/A
Asia Pacific ex-Japan Fund	ACTION FABRICATORS INC TTEE FBO ACTION FABRICATORS INC PSP 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	42.16%	N/A
	ALAN J PINNICK & MARILYN K PINNICK JTTEN 712 PHAETON PL INDIANAPOLIS IN 46227-2524	Class C	9.70%	N/A
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A	53.34%	N/A
	CAPITAL BANK & TRUST CO TTEE FBO EVERETT GASKINS HANCOCK LLP 401K PS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	14.99%	N/A
	COLUMBIA MANAGEMENT ADVISORS INC NOMINEE FOR VARIOUS COLUMBIA FUNDS ATTN JANE HOWARD FBO: RLD 225 FRANKLIN ST FL 25 BOSTON MA 02110-2888	Class Z	25.68%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class I	100.00%	N/A
	DEMETRIOS ZIOZIS TTEE FBO LINON HOME DECOR PRODUCTS INC 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	6.44%	N/A
	HOLLY A SANDERS & JONATHAN R SANDERS JT WROS 575 GAMMON RD KINGSPORT TN 37663-4119	Class A	6.61%	N/A
	LEYLAND A NOBLE SHERRYL A NOBLE JT WROS 37 JUDITH DR DANBURY CT 06811-3443	Class Z	11.84%	N/A

Statement of Additional Information	Page 269

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NALINI S NAIK 5 KILBURN CT CHERRY HILL NJ 08003-1965	Class Z	7.63%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	16.79%	N/A
	STATE STREET BK & TR IRA FBO MARLENE WOOD 9700 ENCHANTO RD ATASCADERO CA 93422-7111	Class C	25.12%	N/A
	STATE STREET BK & TR IRA PATRICIA M DALY 426 GREAT FALLS ST FALLS CHURCH VA 22046-2608	Class Z	19.48%	N/A
	STATE STREET BK & TR IRA RICHARD A HIGA 1913 JACK RABBIT WAY LAS VEGAS NV 89128-2636	Class C	7.59%	N/A
	STATE STREET BK & TR IRA ROSEMARIE KATO 17218 ALFRED AVE CERRITOS CA 90703-1112	Class C	19.38%	N/A
	STATE STREET BK & TR IRA YUKIKO KAWAHARA 567 N 17TH ST SAN JOSE CA 95112-1735	Class C	9.71%	N/A
	STATE STREET BK & TR ROTH IRA DIANA THANH THUY TRAN 33841 6TH ST UNION CITY CA 94587-3409	Class C	5.34%	N/A
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class Z	32.61%	N/A
	WESTMEYER DENTAL INC TTEE FBO WESTMEYER DENTAL INC PSP 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	32.05%	N/A
Emerging Markets Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	39.73%	N/A
	707 2ND AVE S	Class B	31.88%
	MINNEAPOLIS MN 55402-2405	Class C	8.32%
		Class W	99.99%
	CHARLES SCHWAB & CO INC	Class R5	17.07%	N/A
	SPECIAL CUSTODY	Class K	15.55%
	FBO CUSTOMERS
	ATTN MUTUAL FUND DEPT
	101 MONTGOMERY ST
	SAN FRANCISCO CA 94104-4151
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN AKSHAY RAJPUT 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class K	30.94%	N/A
	FIRST CLEARING LLC	Class K	20.46%	N/A
	SPECIAL CUSTODY ACCT FOR THE	Class C	17.49%
	EXCLUSIVE BENEFIT OF CUSTOMER	Class Z	18.73%
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

Statement of Additional Information	Page 270

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.07%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.53%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	10.02%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	62.91%	25.23%
	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE GROWTH 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	Class Z	7.54%	N/A
	JPMCB NA CUST FOR SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class Z	6.08%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Z	7.44%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	12.47%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC	Class R	45.31%	N/A
	FOR THE SOLE BENEFIT	Class Z	10.25%
	OF ITS CUSTOMERS
	ATTENTION SERVICE TEAM
	4800 DEER LAKE DR E FL 3
	JACKSONVILLE FL 32246-6484
	MG TRUST COMPANY CUST FBO SYNERGY SEVEN INC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	33.05%	N/A
	MORGAN STANLEY SMITH BARNEY	Class C	17.44%	N/A
	HARBORSIDE FINANCIAL CENTER	Class Z	11.89%
	PLAZA 2, 3RD FLOOR
	JERSEY CITY NJ 07311
	NATIONAL FINANCIAL SERVICES LLC	Class Y	9.19%	N/A
	FEBO CUSTOMERS	Class R4	93.55%
	MUTUAL FUNDS	Class Z	5.46%
	200 LIBERTY STREET 1WFC
	NEW YORK NY 10281-1003

Statement of Additional Information	Page 271

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	PERSHING LLC	Class A	5.80%	N/A
	1 PERSHING PLZ	Class R5	68.54%
	JERSEY CITY NJ 07399-0002
	RAYMOND JAMES	Class C	10.24%	N/A
	FBO OMNIBUS FOR MUTUAL FUNDS	Class Z	9.19%
	ATTN: COURTNEY WALLER
	880 CARILLON PKWY
	ST PETERSBURG FL 33716-1100
	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	Class R	39.51%	N/A
	SAXON & CO P O BOX 7780-1888 PHILADELPHIA PA 19182-0001	Class Y	30.21%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	9.46%	N/A
	UBS WM USA	Class A	8.14%	N/A
	OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	9.36%
	WELLS FARGO BANK NA FBO CROZER MAIN FDS PO BOX 1533 MINNEAPOLIS MN 55480-1533	Class Y	54.67%	N/A
European Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	37.98%	N/A
	707 2ND AVE S	Class B	28.96%
	MINNEAPOLIS MN 55402-2405	Class C	33.81%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	17.93%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC	Class K	31.75%	N/A
	ATTN AKSHAY RAJPUT	Class R4	100.00%
	50807 AMERIPRISE FINANCIAL CTR	Class R5	100.00%
	MINNEAPOLIS MN 55474-0508	Class W	100.00%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	6.04%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	18.76%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	29.49%	N/A

Statement of Additional Information	Page 272

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.27%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	30.80%	N/A
	JPMCB NA CUST FOR COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class I	9.49%	N/A
	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	Class Z	13.47%	N/A
	JPMCB NA CUST FOR SC529 PLAN COLUMBIA AGGRESSIVE GROWTH 529 PORTFOLIO 14201N DALLAS PKWY FL 13 DALLAS TX 75254	Class Z	17.47%	N/A
	JPMCB NA AS CUST FOR THE SC529 PLAN COLUMBIA MODERATE GROWTH 529 PORTFOLIO 14201 N DALLAS PARKWAY FL 13 DALLAS TX 75254-2916	Class Z	18.06%	N/A
	JPMCB NA CUST FOR SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 14201 N DALLAS PKWY FL 13 DALLAS TX 75254-2916	Class Z	19.33%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	15.64%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	7.84%	N/A
	MG TRUST COMPANY CUST. FBO UROLOGIC SURGERY, P.C. 401(K) PROFI 717 17TH ST STE 1300 DENVER CO 80202-3304	Class K	50.33%	N/A
	MORGAN STANLEY SMITH BARNEY	Class Z	14.74%	N/A
	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class C	18.32%

Statement of Additional Information	Page 273

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	UBS WM USA	Class A	8.52%	N/A
	OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	11.58%
Columbia Global Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	24.94%	N/A
	707 2ND AVE S	Class B	31.75%
	MINNEAPOLIS MN 55402-2405	Class C	32.18%
		Class W	95.73%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	28.07%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC	Class I	100.00%	N/A
	ATTN AKSHAY RAJPUT	Class R	99.96%
	50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class Y	100.00%
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	6.24%	N/A
	MICHAEL GALLINA FBO MANNS JEWELERS INC 401(K) PROFIT SHARING PLAN & TRUST 2945 MONROE AVE ROCHESTER NY 14618-4601	Class K	55.85%	N/A
	MORGAN STANLEY SMITH BARNEY	Class C	5.13%	N/A
	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	Class Z	5.85%
	NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	Class Z	9.48%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Z	64.34%	N/A
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	8.88%	N/A
Global Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	13.17%	N/A
	707 2ND AVE S	Class B	22.44%
	MINNEAPOLIS MN 55402-2405	Class C	10.85%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class C	8.88%	N/A

Statement of Additional Information	Page 274

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	COLUMBIA MGMT INVESTMENT ADVSR LLC	Class I	100.00%	N/A
	ATTN AKSHAY RAJPUT	Class R5	100.00%
	50807 AMERIPRISE FINANCIAL CTR	Class W	100.00%
	MINNEAPOLIS MN 55474-0508
	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Z	8.14%	N/A
	FRONTIER TRUST CO FBO ASSOCIATES IN DIAGNOSTIC RADIOLOGY PO BOX 10758 FARGO ND 58106-0758	Class Z	32.45%	N/A
	FRONTIER TRUST CO FBO CACHE COMMODITIES INC 401K RETIRE PO BOX 10758 FARGO ND 58106-0758	Class R	10.69%	N/A
	FRONTIER TRUST COMPANY FBO FINANCIAL NETWORK AUDIT, LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	Class R	11.58%	N/A
	MLP FENNER & SMITH INC FBO SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class C	15.37%	N/A
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FL JACKSONVILLE FL 32246-6484	Class R	40.62%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	19.69%	N/A
	MG TRUST COMPANY CUST FBO APPLIED RELIABILITY ENGINEERING 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	25.66%	N/A
	MID ATLANTIC TRUST COMPANY FBO THREE BRIDGES ADVISORS INC 401 K PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	8.63%	N/A
	MORGAN STANLEY SMITH BARNEY	Class C	6.17%	N/A
	HARBORSIDE FINANCIAL CENTER	Class Z	13.26%
	PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311
	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.32%	N/A

Statement of Additional Information	Page 275

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	WELLS FARGO BANK FBO 1525 W W T HARRIS BLVD CHARLOTTE NC 28262-8522	Class K	98.91%	N/A
Seligman Global Technology	AMERICAN ENTERPRISE INVESTMENT SVC	Class A	12.11%	N/A
Fund	707 2ND AVE S	Class B	13.33%
	MINNEAPOLIS MN 55402-2405
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class K	61.29%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC	Class I	100.00%	N/A
	ATTN AKSHAY RAJPUT	Class R5	9.46%
	50807 AMERIPRISE FINANCIAL CTR
	MINNEAPOLIS MN 55474-0508
	FIIOC FBO REV1 POWER SERVICES INC 401(K) PROFIT SHARING PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class R4	56.36%	N/A
	FIRST CLEARING LLC	Class C	7.42%	N/A
	SPECIAL CUSTODY ACCT FOR THE	Class Z	11.73%
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
	FRONTIER TRUST COMPANY FBO CHALET DENTAL CARE 401(K) PLAN 208 PO BOX 10758 FARGO ND 58106-0758	Class K	24.64%	N/A
	HARTFORD LIFE INSURANCE COMPANY ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	46.42%	N/A
	MLPF&S	Class A	6.92%	N/A
	FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Class C	17.94%
	ATTN FUND ADMINISTRATION	Class R	17.18%
	4800 DEER LAKE DRIVE EAST 3RD FL
	JACKSONVILLE FL 32246-6484
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Z	63.83%	N/A
	MID ATLANTIC TRUST COMPANY FBO LCM FX LLC 401 K PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R4	16.06%	N/A
	MORGAN STANLEY SMITH BARNEY	Class C	9.73%	N/A
	HARBORSIDE FINANCIAL CENTER	Class Z	12.70%
	PLAZA 2, 3RD FLOOR
	JERSEY CITY NJ 07311

Statement of Additional Information	Page 276

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class R4	6.71%	N/A
	PATTERSON & CO FBO ISSI RETIREMENT PLAN NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	Class R5	21.24%	N/A
	PATTERSON & CO FBO STEARNS ENTERPRISES, INC. NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522	Class R5	38.92%	N/A
	PERSHING LLC	Class A	8.92%	N/A
	1 PERSHING PLZ	Class C	6.52%
	JERSEY CITY NJ 07399-0002	Class R4	17.14%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	6.91%	N/A
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class R5	30.39%	N/A
	UBS WM USA	Class A	5.48%	N/A
	OMNI ACCOUNT M/F	Class B	6.29%
	ATTN: DEPARTMENT MANAGER	Class C	7.21%
	1000 HARBOR BLVD
	WEEHAWKEN NJ 07086-6761

(a)	Combination of all share classes of Columbia Management initial capital and affiliated funds-of-funds’ investments.
(b)	Shareholder information provided as of November 30, 2013.
(c)	Shareholder information provided as of May 31, 2014.

American Enterprise Investment Services Inc., a Minnesota corporation, is a subsidiary of Ameriprise Financial, Inc.

Bank of America, N.A., a national banking association organized under the laws of the United States, and Merrill Lynch, Pierce, Fenner & Smith Incorporated, a Delaware corporation, are subsidiaries of Bank of America Corporation.

Charles Schwab & Co., Inc., a California corporation, is a subsidiary of The Charles Schwab Corporation.

The Investment Manager, a Minnesota limited liability company, is a subsidiary of Ameriprise Financial, Inc. Other Columbia Funds managed by the Investment Manager may hold more than 25% of a Fund.

Statement of Additional Information	Page 277

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the SEC and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Additionally, for Columbia Floating Rate Fund:

Columbia Floating Rate Fund (the “Fund”) is one of several defendants to a bankruptcy proceeding captioned Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al. (the “Lawsuit”), (In re TOUSA, Inc., et al.), pending in the U.S. Bankruptcy Court, Southern District of Florida (the “Bankruptcy Court”). The Fund and several other defendants (together the “Senior Transeastern Defendants”) were lenders to parties involved in a joint venture with TOUSA, Inc. (“TOUSA”) on a $450 million Credit Agreement dated as of August 1, 2005 (the “Credit Agreement”). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the “Transeastern Litigation”). On July 31, 2007, TOUSA and the Senior Transeastern Defendants reached a settlement in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on the assets of certain of TOUSA’s subsidiaries. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. In August 2008, the Committee of Unsecured Creditors of TOUSA (“Committee”) filed the Lawsuit, seeking as to the Fund and the other Senior Transeastern Defendants a return of the money the Senior Transeastern Defendants received as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the Bankruptcy Court ordered the Fund and the other Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the Bankruptcy Court’s decision to the District Court for the Southern District of Florida (the “District Court”). To stay execution of the judgment against the Fund pending appeal, the Fund deposited $1,327,620 with the Bankruptcy Court clerk of court. On February 11, 2011, the District Court entered an opinion and order quashing the Bankruptcy Court’s decision as it relates to the liability of the Senior Transeastern Defendants and ordering that “[t]he Bankruptcy Court’s imposition of remedies as to the [Senior Transeastern Defendants] is null and void.” On March 8, 2011, the Committee appealed the District Court’s order to the Eleventh Circuit Court of Appeals. The Court heard oral argument on March 21, 2012, and on May 15, 2012 issued an order reversing the decision of the District Court. A petition for rehearing by the entire panel of the Eleventh Circuit Court of Appeals was filed and denied. The District Court will now review and decide several remaining appeal issues. Briefing is complete on the remaining appellate issues. The appeal is currently stayed, and no date for oral argument has yet been set.

Statement of Additional Information	Page 278

Appendix A

DESCRIPTION OF RATINGS

The ratings of S&P, Moody’s and Fitch represent their opinions as to quality. These ratings are not absolute standards of quality and are not recommendations to purchase, sell or hold a security. Issuers and issues are subject to risks that are not evaluated by the rating agencies.

S&P’s Debt Ratings

Long-Term Issue Credit Ratings

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper.

Statement of Additional Information	A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s Long-Term Debt Ratings

Global Long-Term Rating Scale

Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Global Short-Term Rating Scale

Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability to repay short-term obligations.

Issuers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

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US Municipal Short-Term Debt and Demand Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to U.S. municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

The MIG 1 designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

The MIG 3 designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

The SG designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

The VMIG 1 designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 2 designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 3 designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The SG designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch’s Ratings

Corporate Finance Obligations – Long-Term Rating Scales

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

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BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative.

‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk.

‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk.

‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk.

‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics.

Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structured Finance

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality.

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality.

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk.

Default is a real possibility.

RD: Restricted default.

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default.

Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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Appendix B

DESCRIPTION OF STATE RISK FACTORS

The state tax-exempt and state municipal bond Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each state tax-exempt and state municipal bond Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This exposure to factors affecting the state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities in a given state, a Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, a Fund and other accounts managed by the Investment Manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including, among others, the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to the foregoing factors, geographically concentrated securities will be particularly sensitive to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other further developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect investments within a particular sector in a state. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a sector. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

STATE SPECIFIC INFORMATION

The following discussion regarding certain economic, financial and legal matters pertaining to the states, U.S. territories and possessions referenced below, and their political subdivisions is drawn from the documents indicated below and does not purport to be a complete description or a complete listing of all relevant factors. More information about state specific risks may be available from other official state resources. The information has not been updated nor will it be updated during the year. The Funds have not independently verified any of the information contained in such documents and are not expressing any opinion regarding the completeness or materiality of such information. The information is subject to change at any time. Any such change may adversely affect the financial condition of the applicable state, U.S. territory or possession.

Estimates and projections, if any, contained in the following summaries should not be construed as statements of fact; such estimates and projections are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved. Discussions regarding the financial condition of a particular state or U.S. territory or possession may not be relevant to Municipal Obligations issued by political subdivisions of that state or U.S. territory or possession. Moreover, the general economic conditions discussed may or may not affect issuers of the obligations of these states, U.S. territories or possessions.

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California

Unless otherwise noted, the following information has been obtained from the Official Statement, dated April 22, 2014, for the $750,000,000 State of California Various Purpose General Obligation Bonds (the “California 2014 Bonds”).

Current Economic Condition.

The State of California (“California”) has the largest economy among the 50 states and one of the largest and most diverse in the world and has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction, and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. The California economy is experiencing a gradual and broadening recovery. Continued growth in the high-technology sector, international trade, and tourism are being supplemented by better residential construction and real estate conditions.

California is the most populous state in the nation, nearly 50% larger than the second-ranked state according to the 2010 U.S. Census. The 2013 estimate of California’s population is 38.2 million, which is 12% of the total United States population. Personal income increased in 13 of the 15 quarters through the third quarter of 2013, with decreases only in the fourth quarter of 2011 and the first quarter of 2013. The decrease in early 2013 was partially due to the expiration of the federal payroll tax holiday. These numbers also reflect the revised methodology implemented by the U.S. Bureau of Economic Analysis for the national accounts. Although the reported levels of personal income have changed as a result of the revised methodology, these changes merely reflect more accurate statistics about the underlying state of the economy. As such, the changes will not have any impact on revenue.

In 2012, employment grew by 465,800, or by 38,800 jobs per month. (The unemployment statistics were revised back to 1990 using the new methodology mentioned above, and the revised statistics are higher from 1990 to the present.) As of February 2014, the private sector had surpassed the pre-recession peak in payroll employment, but the declines in the government sector meant that overall around 93% of total nonfarm payroll job losses have been recovered. The state unemployment rate reached a high of 12.4% in late 2010. The rate improved thereafter, falling to 8.0% in February 2014. In comparison, the national unemployment rate was 6.7% in February 2014.

Consumer spending in California rebounded in 2011 with growing vehicle sales playing a significant role. Taxable retail sales grew 9.1% in 2011 and 7.2% in 2012. New motor vehicle registrations in the first 10 months of 2013 were up over 11% from the same time period in 2012. The California economy is expected to continue making steady progress. Industry employment is forecast to expand 2.1% and 2.4% in 2013 and 2014, respectively, and 2.5% growth is projected for 2015. Personal income is projected to grow 2.2% in 2013, 5.7% in 2014, and 5.3% in 2015.

State Budget.

During the recent recession, which officially ended in 2009, California experienced the most significant economic downturn since the Great Depression of the 1930s. As a result, state tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls in the period from 2008 through 2011. The state enacted and maintained significant spending reductions in the past three budgets and voters in 2012 approved Proposition 30 providing increased revenues through the next several fiscal years. As of the 2014-15 Governor’s Budget, California’s budget is projected to remain balanced within the projection period ending in fiscal year 2017-18.

The Budget Act for fiscal year 2013-14, adopted by the California Legislature on June 27, 2013 (the “2013 Budget Act”), provided for a multi-year General Fund plan that was balanced and projected a $1.1 billion reserve by the end of fiscal year 2013-14. The Governor’s Proposed Budget for fiscal year 2014-15, released on January 9, 2014 (the “2014-15 Governor’s Budget”) now projects that California will end fiscal year 2013-14 with a reserve of $3.257 billion. The 2014-15 Governor’s Budget proposes a multi-year General Fund strategy that is structurally balanced, significantly pays down the unprecedented level of budgetary borrowings, debts, and deferrals that were accumulated in order to balance budgets largely over the past decade (“wall of debt”), and projects the “wall of debt” would be fully eliminated by the end of fiscal year 2017-18. Additionally, for the first time since fiscal year 2007-08, the budget includes a transfer into the Budget Stabilization Account (the so-called “rainy day fund”).

Despite the recent significant budgetary improvements, there remain a number of major risks and pressures that threaten California’s financial condition, including the need to repay billions of dollars of obligations which were deferred to balance budgets during the economic downturn. In addition, California’s revenues (particularly the personal income tax) can be volatile and correlate to overall economic conditions. There can be no assurances that California will not face fiscal stress and cash pressures again, or that other changes in the state or national economies will not materially adversely affect California’s financial condition.

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Real Estate and Housing.

After hitting a low of close to 200,000 units (seasonally-adjusted and annualized) in the middle of 2007, sales of existing single-family homes have rebounded to above 400,000 units annually. With limited inventories of homes for sale, existing home prices accelerated in the latter half of 2012. Home prices continued to climb in 2013 reaching levels not seen in more than five years. The median price of existing, single-family homes sold in December 2013 was $438,040, an increase of $100,980 from January 2013, and almost 20% higher than December 2012. However, this remains 26% below the pre-recession peak. California issued 83,000 residential building permits in 2013, 42.6% more than were issued in 2012 but still only 39% of the 213,000 permits issued in 2004. The number of California homes going into foreclosure dropped to an eight-year low in the fourth quarter of 2013 at 18,120. That was down 10.8% from the prior quarter, and down 52.6% from the fourth-quarter of 2012. Foreclosures peaked in the first-quarter of 2009 at 135,431. The declining rate of foreclosure was likely due in part to the new state foreclosure laws (the “Homeowner Bill of Rights”), which took effect at the beginning of calendar year 2013.

Long-Term Debt.

As of February 1, 2014, California had outstanding obligations payable principally from the state’s General Fund or from lease payments paid from the operating budget of the respective leases, which operating budgets are primarily, but not exclusively, derived from the General Fund, consisting of $75.2 billion principal amount of general obligation bonds and $10.2 billion of lease-revenue bonds. As of February 1, 2014, there was approximately $27.6 billion of authorized and unissued long-term voter-approved general obligation bonds payable principally from the General Fund and approximately $5.87 billion of authorized and unissued lease revenue bonds.

Certain California state agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from state revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by local governments or private users of facilities financed by the revenue bonds. California has always paid when due the principal and interest on all its debts, including general obligation bonds, general obligation commercial paper notes, lease-revenue obligations and short term obligations, including revenue anticipate notes and revenue anticipation warrants.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), and Fitch Ratings (“Fitch”), assigned ratings to the California 2014 Bonds, as follows: Moody’s assigned a rating of “A1”, S&P assigned a rating of “A”, and Fitch assigned a rating of “A”. It is not possible to determine whether, or the extent to which, Moody’s, S&P, or Fitch will change its respective rating in the future. In addition, ratings assigned to individual Municipal Obligations vary.

Georgia

Unless otherwise noted, the following information has been obtained from disclosure contained in the Official Statement, dated June 18, 2014, for the $982,905,000 State of Georgia General Obligation Bonds, 2014A, 2014B (Federally Taxable), 2014C (Federally Taxable Qualified School Construction Bonds – Direct Pay), and 2014D (the “Georgia 2014 Bonds”).

Current Economic Condition.

The State of Georgia (“Georgia”) is an economic hub of the southeast. The City of Atlanta, the state capital, is the major economic and population center of Georgia, with major regional economic and population centers in the Cities of Augusta, Savannah, and Macon. Georgia’s economic base is diverse, with major port facilities on the coast, agricultural resources throughout the state, and manufacturing and service industries, and is a major transportation hub with one of the busiest airports in the nation. Georgia’s economy is experiencing a moderate recovery with growth in employment, home prices, and residential construction permits. While a moderate economic recovery is expected to continue, there are significant risks to continued growth, including federal fiscal policy.

Georgia is the eighth largest state, with an estimated population of 9.9 million people. For calendar year 2013, total personal income in Georgia grew by 2.7% over 2012 figures and wage and salary income growth was slightly stronger at 3.6%. For the fourth quarter of 2013, total personal income growth had slowed to 0.4% over the prior fourth quarter, while wage and salary growth slowed to 1.1%.

Employment in Georgia is growing at a moderate pace; over the February through April 2014 time period, employment growth has averaged 1.7% over the prior year for both the U.S. and Georgia. Georgia’s unemployment rate declined to 7.0% in April 2014 from 8.3% in April 2013.

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State Budget.

Georgia’s amended fiscal year 2013-14 budget (the “Amended FY 2014 Budget”) anticipates General Fund revenue growth of 3.4% over the fiscal year 2012-13 General Fund revenue collections and total tax revenue growth of 3.7% over the fiscal year 2012-13 tax revenue collections. The Amended FY 2014 Budget was increased over the original fiscal year 2013-14 budget by $121.4 million. The Amended FY 2014 Budget revenue estimate includes $31 million in revenue from fees collected by Department of Revenue, which in prior years had been retained for Department of Revenue operations. But, effective in fiscal year 2013-14, such fees will be transferred to the Georgia State Treasury. The Amended FY 2014 Budget revenue estimate also reflects the expected impact of legislative changes on revenue collections. In particular, sales tax revenues are expected to fall 4.2% as the elimination of the sales tax on automobile sales continues to have an impact in year over year sales tax performance and title ad valorem tax revenues are expected to increase substantially as that tax continues to phase-in. An estimated 3% reduction to the budget of state agencies was incorporated in building the original fiscal year 2013-14 budget, but no further across the board reductions were necessary in the Amended FY 2014 budget. Full funding to meet the annual required contributions (ARC) for pension systems was also included in the original fiscal year 2013-14 budget.

The Amended FY 2014 Budget focused on meeting critical growth needs in core areas of state spending, primarily education and healthcare. The Amended FY 2014 Budget included $130 million for mid-term growth in the Quality Basic Education funding formula for K-12 and $26 million for the Forestland Protection Grant program, of which $14.8 million will go directly to local school systems whose property tax digests have been impacted by dedicated forestland. The Amended FY 2014 Budget also includes $25 million for the OneGeorgia Authority to provide grants to local school systems to expand digital learning opportunities. Finally, the Amended FY 2014 Budget includes an additional $25 million for the Medicaid and PeachCare for Kids programs for projected expense growth due in part to additional costs associated with implementation of the Patient Protection and Affordable Care Act of 2010 (PPACA).

The fiscal year 2014-15 budget (the “FY 2015 Budget”) revenue estimate assumes tax revenue growth of 4.4% and General Fund revenue growth in the range of 4.3% compared to the Amended FY 2014 revenue estimate. As in the Amended FY 2014 Budget, no additional reductions to agency budgets were necessary in the FY 2015 Budget. Anticipated new growth in revenues primarily will be used to meet expected growth needs and to begin to restore funding reduced from the K-12 budget during the economic recession. The FY 2015 Budget also includes $87 million for expense growth in Medicaid and PeachCare for Kids, including additional projected costs associated with implementation of PPACA, and fully funds the annual required contributions for the Teachers Retirement System and Employees’ Retirement System through the appropriation of $71.8 million and $56.7 million respectively. Finally, the FY 2015 Budget includes continued capital investments in the Savannah port’s harbor deepening project and water supply needs.

Real Estate and Housing.

Home prices in Georgia are recovering and trending positively. Home prices for metro Atlanta have risen 18.2%, which exceeds the 12.2% increase for the composite index for 20 metro areas across the country. Other housing indicators have suggested the housing recovery has stalled. Nationally, existing home sales have trended down since peaking in July 2013. New homes sales also are below their recent peak. This downward trend likely is related to a reduction in purchases of single family homes by investors as both prices and interest rates have risen. In addition, mortgage credit availability is just now beginning to loosen which heretofore has limited the ability of buyers to finance purchases. Housing starts for the US and for Georgia also have slipped from recent peaks. Foreclosure rates and mortgage delinquency rates in Georgia remain above the U.S. averages, but are trending down.

Long-Term Debt.

As of June 30, 2013, Georgia’s outstanding general obligation bond indebtedness was $11.8 billion. Georgia’s long-term bond debt increased $900.1 million, or 8.3%, during fiscal year 2012-13, which represents the net difference between new issuances, payments, refunding of outstanding debt, and prior period adjustments. General obligation bonds for the primarily government increased by $182.9 million, or 2.1%, while revenue bonds for the primary government increased $717.2 million, or 35%. Georgia issued new bonded debt during fiscal year 2012-13 in the amount of $1.3 billion for the primarily government and $364.7 million for component units.

Bond Ratings.

Three major credit rating agencies, Moody’s, S&P, and Fitch, assigned ratings to the Georgia 2014 Bonds, as follows: Moody’s assigned a rating of “Aaa,” S&P assigned a rating of “AAA,” and Fitch assigned a rating of “AAA”. It is not possible to determine whether, or the extent to which, Moody’s, S&P, or Fitch will change its respective rating in the future. In addition, ratings assigned to individual Municipal Obligations may vary.

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Maryland

Unless otherwise noted, the following information has been obtained from disclosures contained in the Official Statement, dated March 5, 2014, as supplemented on April 9, 2014, for the $736,855,000 State of Maryland General Obligation Bonds, State and Local Facilities Loan of 2014, First Series (the “Maryland 2014 Bonds”).

Current Economic Condition.

As the economy slowed in fiscal year 2006-07, and the boost from mortgage refinancing and other housing-related issues faded, growth slowed precipitously in the State of Maryland (“Maryland”). Employment in Maryland is based largely in services, trade, and government. Those sectors, along with financial activities, are the largest contributors to the gross state product, according to the U.S. Department of Commerce, Bureaus of Economic Analysis. Proximity to Washington, D.C., influences the above-average percentage of employees in government.

Maryland has a population of approximately 5.9 million, concentrated around the Baltimore and Washington, D.C. Metropolitan Statistical Areas. The average unemployment rate in 2013 was 6.7%, compared to an average national rate for the same period of 7.4%. In December 2013, the rates were 6.1% in Maryland and 6.7% in the United States. Maryland’s per capita personal income was the fifth highest in the country in 2012, according to the U.S. Bureau of Economic Analysis, at 123% of the national average. Annual unemployment rates have been below those of the national average for each of the last 36 years.

The onset of the most recent recession coupled with high gas prices resulted in declining taxable retail sales for fiscal year 2007-08. Fiscal year 2008-09 saw continued reductions in retail sales as declining wealth, increased unemployment, and a lack of credit weighed heavily across all categories of the base. Though sales and use tax collection growth in fiscal year 2009-10 finished negative, Maryland experienced four consecutive months of positive growth in sales and use tax collections in the final months of the fiscal year 2009-10 and that trend carried into fiscal year 2010-11. In fiscal year 2010-11, taxable sales increased at their greatest rate since fiscal year 2005-06, as taxable purchases of vehicles and other goods rebounded, likely the result of improved equity markets, a relatively stabilized job market, and pent-up demand. Fiscal years 2011-12 and 2012-13 continued the upward trend as the economy continued to improve.

State Budget.

General Fund revenues on a budgetary basis realized in Georgia’s fiscal year ended June 30, 2013, were below revised estimates by $71.2 million, or 0 .5%. Georgia ended fiscal year 2012-13 with a $501.9 million General Fund balance on a budgetary basis. This balance reflects a $301.5 million increase compared to the balance projected at the time the 2013 budget was enacted. In addition, there was a balance in the Revenue Stabilization Account of $700.4 million. For fiscal year 2013-14, the total budget is $37.4 billion, a $2.2 billion increase over fiscal year 2012-13. The General Fund accounts for approximately $15.7 billion, of which the largest expenditures are for education and health, which together represent 73.9% of total General Fund expenditures. General Fund expenditures exclude transportation, which is funded with special fund revenues from the Transportation Trust Fund.

Real Estate and Housing.

Following several years of declining activity and values, monthly data from the Maryland Association of Realtors indicates that the residential real estate market is starting to show growth and possibly signs of a rebound. Preliminary data shows that unit sales for 2013 were up 12.8%, a relatively sharp upwards turn from 5.5% growth in 2012. Additionally, the active housing inventory has continued to decline and is approximately 49.7% less than the peak levels of 2008. Those factors together have likely contributed to the recent upswing in median home prices, which increased 5.1% for 2013. However, risk remains in the outlook as the percentage of loans beginning the foreclosure process in 2012 increased above 2010 and 2011 levels and the rate through the third quarter of 2013 remains elevated, though this was somewhat expected as Maryland employs a judicial foreclosure process, and there may be an inventory of other homes that have been held from the market in anticipation of higher prices.

Long-Term Debt.

Maryland is empowered by law to authorize, issue, and sell general obligation bonds, which are backed by the full faith and credit of the state. Maryland also issues dedicated revenue bonds for the Department of Transportation and various business-type activities. The payment of principal and interest with respect to the revenue bonds comes solely from revenues received from the respective activities. This dedicated revenue debt is not backed by Maryland’s full faith and credit. At June 30, 2013, Maryland had outstanding bonds totaling $15.8 billion. Of this amount, $8.0 billion were general obligation bonds, backed by the full faith and credit of the state. The remaining $7.8 billion were secured solely by the specified revenue sources.

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Bond Ratings.

Three major credit rating agencies, Moody’s, S&P, and Fitch, assigned ratings to the Maryland 2014 Bonds, as follows: Moody’s assigned a rating of “Aaa,” S&P assigned a rating of “AAA,” and Fitch assigned a rating of “AAA”. It is not possible to determine whether, or the extent to which, Moody’s, S&P, or Fitch will change its respective rating in the future. In addition, ratings assigned to individual Municipal Obligations may vary.

Minnesota

Unless otherwise noted, the following information is based on disclosure contained in (1) the February 2014 Budget and Economic Forecast, published by the Minnesota Management and Budget Department (the “Forecast”), and (2) the Official Statement, dated January 28, 2014, for the $462,065,000 State of Minnesota State General Fund Appropriation Bonds, Series 2014A and 2014B (Taxable) (the “Minnesota 2014 Bonds”).

Current Economic Condition.

According to the Forecast, a stronger U.S. economic outlook is mirrored in the economic and budget forecast of the State of Minnesota (“Minnesota”). Positive year-to-date revenue collections combined with ongoing improvement in Minnesota’s economy contribute to higher projected revenues for the remaining 16 months of the Current Biennium (as defined below). Forecast revenues are up $366 million compared to previous estimates, largely due to projected increases in income and sales tax collections. Forecast spending is down $48 million due in part to savings in K-12 education aids and property tax refund programs. After transferring $6 million to the stadium reserve, these changes leave a projected $1.233 billion balance for the Current Biennium.

According to the Forecast, Minnesota’s economy continues to make solid gains. The Bureau of Economic Analysis reports the state’s real gross domestic project (“GDP”) rose 3.5% in 2012, ranking among the six fastest-growing state economies during that year, and most labor market indicators suggest that trend continued in 2013. Total population in Minnesota at December 31, 2013, was approximately $5.42 million. Minnesota’s unemployment rate ended the year at 4.6%, the lowest level since just before the recession began in December 2007 and a full two percentage points less than the nation. First time claims for jobless benefits have fallen to levels not observed in more than a decade. And leading indicators, such as temporary help employment, average hours worked, job vacancies, and the number of unemployed remain strong. On top of that, the state added 46,000 net new jobs, or 1.7%, in 2013, slightly stronger than the national rate of 1.6%, and gains are occurring across every major industry, with the exception of manufacturing and federal government employment. That diverse economic revival has helped Minnesota recover from recession faster than the nation. As of December 2013, state employment levels are now 16,800 jobs above the pre-recession peak. Nationally, employment remains about 1.2 million jobs (or 0.9%) below the peak.

According to the Forecast, despite high unemployment, tax-restrained income growth, and low confidence, consumers still managed to modestly increase spending late last year. Real consumer spending grew at a solid 3.2% annualized rate in the fourth quarter of 2013, the fastest annual rate since late 2010. Employment growth is expected to accelerate during the second half of 2014, with average monthly gains rising to more than 270,000 by late 2014. Real disposable income growth is expected to pick up to 2.8% in 2014 and 3.6% in 2015. With job and wage growth rising, real consumer spending growth is expected to accelerate from 2.0% in 2013, to 2.7% in 2014 and 3.1% in 2015, led by autos and other big-ticket durable items.

State Budget.

Minnesota’s biennial budget appropriation process relies on revenue and expenditure forecasting as the basis for establishing aggregate revenue and expenditure levels. The biennium that began on July 1, 2013 and will end on June 30, 2015 is referred to as the “Current Biennium.”

According to the Forecast, Minnesota’s budget outlook continues to improve. The forecast balance for the end of Current Biennium is expected to be $1.233 billion, $408 million above the $825 million projected in the November forecast. Forecast revenues are expected to be $39.575 billion, $366 million higher than previous estimates. Revised spending for the Current Biennium is expected to be $39.019 billion, $48 million below earlier estimates. These positive changes are minimally offset by a $6 million increase to the stadium reserve. While stadium-related revenues are largely unchanged, sale of the stadium bonds in January 2014 resulted in slightly lower costs. The difference increases the stadium reserve. Unlike prior forecasts, there are no statutory allocations of the forecast balance. All prior obligations to repay payment shifts were completed in the November forecast.

General Fund reserves remain unchanged at $1.011 billion: $350 million in the cash flow account and $661 million in the budget reserve. At this level, reserves equal slightly over 2.6% of General Fund revenues forecast for the Current Biennium.

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Real Estate and Housing.

According to the Forecast, a long-awaited housing recovery is underway in Minnesota, as sales of both new and existing houses continue to gain traction. Ultra-low inventories are fueling more competition among buyers and pushing up home prices. The Federal Housing Finance Agency (“FHFA”) purchase-only home price index rose 7.7% in 2013, the biggest gain since 2005. But home prices remain low compared to pre-recession peaks. Average house prices are still down about 7% from their early 2007 peak. The FHFA purchase-only home price index is expected to rise 7.0% in 2014 and slow to 0.6% growth in 2015. And, as home price growth decelerates later this year and income growth picks up, affordability is expected to improve. Sales of new houses, which rose 16.7% in 2013 (to 430,000 units), are forecast to increase 22.8% in 2014 (to 528,000 units) and 37.7% in 2015 (to 726,000 units). Existing home sales, however, are forecast to slow from growth of 8.9% in 2013 (to 5.07 million units), to growth of 4.4% in 2014 (to 5.30 million units), due in part to the introduction of the Qualified Mortgage rule earlier this year, which requires lenders to thoroughly assess the borrower’s ability to repay and may lengthen the mortgage approval process.

Long-Term Debt.

Minnesota’s total long-term liabilities increased by $338 million (3.7%) during the fiscal year 2012-13. The increase was primarily a result of the state issuing general obligation bonds for trunk highway projects and other various state purposes. In addition, Minnesota issued state General Fund appropriation refunding bonds to refund the tobacco settlement revenue bonds issued by the Tobacco Securitization Authority (blended component unit) in fiscal year 2011-12.

Bond Ratings.

Two major credit rating agencies, S&P and Fitch, assigned ratings to the Minnesota 2014 Bonds, as follows: S&P assigned a rating of “AA” and Fitch assigned a rating of “AA”. It is not possible to determine whether, or the extent to which, S&P or Fitch will change its respective rating in the future. In addition, ratings assigned to individual Municipal Obligations may vary.

North Carolina

Unless otherwise noted, the following information has been obtained from disclosure contained in the Official Statement, dated April 30, 2014, for the $199,570,000 State of North Carolina Limited Obligation Refunding Bonds, Series 2014B (the “North Carolina 2014 Bonds”).

Current Economic Condition.

The State of North Carolina (“North Carolina”) is located on the Atlantic seacoast and is bordered by the states of South Carolina, Georgia, Tennessee, and Virginia. The major industry sectors of North Carolina are services, agriculture, trade, manufacturing, exports, and tourism. Military operations and residential construction are also important economic drivers.

The estimated population of North Carolina as of July 1, 2013 was 9,848,060, ranking it 10th in the nation. During the period from 2010 to 2013, North Carolina’s estimated population increased by 312,589, or 3.3% (the 3rd largest increase among the top 10 states on a percentage basis). During the period from 2002 to 2012, per capita personal income in North Carolina grew from $28,522 to $37,910.

North Carolina is recovering from a period of high unemployment and modest job growth in the wake of the national recession. North Carolina’s February 2014 seasonally adjusted unemployment rate was 6.4%, down 2.2 percentage points from 8.6% in February 2013. At 6.4%, North Carolina’s unemployment rate was 0.3 of a percentage point lower the nation as a whole (6.7%).

State Budget.

North Carolina’s economy steadily gained strength in fiscal year 2012-13. The improving economic growth combined with taxpayer reactions to federal tax changes resulted in a modest revenue surplus. Specifically, revenue collections finished $443 million, or 2.2%, above the budgeted forecast in fiscal year 2012-13. The surplus was mainly fueled by better than anticipated individual and corporate income tax collections. Budget administration required an implementation plan to address a $305 million Medicaid shortfall. No other budget management measures, such as allotment controls, were necessary in fiscal year 2012-13.

As of March 26, 2014, North Carolina’s overall Unreserved Fund Balance was $770.7 million. This is a 76% increase over the March 26, 2013, Unreserved Fund Balance of $436.1 million. The enacted budget for fiscal year 2013-14 included an unappropriated General Fund balance of $323.7 million. The unappropriated General Fund balance cannot be used without authorization from the General Assembly.

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Real Estate and Housing.

North Carolina, like much of the nation, has shown signs of improvement in the housing sector. In 2012, the state witnessed a 48.4% increase in building permits of new housing units compared to a 33% increase nationwide. In 2013, North Carolina witnessed a 4.3% increase in building permits of new housing units compared to a 17.8% increase nationwide. North Carolina’s housing construction remains strong compared to other states. North Carolina issued approximately 50,787 residential building permits in 2013, ranking it among the top four states in the nation.

Long-Term Debt.

As of June 30, 2013, North Carolina had total long-term debt outstanding (bonds, special indebtedness, and notes payable) of $8.598 billion, a decrease of 3.56% from the previous fiscal year-end. The state issued $250 million in limited obligation bonds reported in governmental activities and refinanced $1.401 billion of its existing general obligation bonds to take advantage of lower interest rates. Additionally, the N.C. Turnpike Authority, a business-type activity, had additional borrowings of $89.37 million from a federal transportation loan.

Bond Ratings.

Three major credit rating agencies, Moody’s, S&P, Fitch, assigned ratings to the North Carolina 2014 Bonds, as follows: Moody’s assigned a rating of “Aaa”, S&P assigned a rating of “AAA”, and Fitch assigned a rating of “AAA”. It is not possible to determine whether, or the extent to which, Moody’s, S&P, or Fitch will change its rating in the future. In addition, ratings assigned to individual Municipal Obligations may vary.

South Carolina

Unless otherwise noted, the following information has been obtained from disclosure contained in the Official Statement, dated as of May 20, 2014, for the $15,190,000 General Obligation State Institution Bonds (Issued on Behalf of the University of South Carolina), Series 2014A, the $33,030,000 General Obligation State Institution Bonds (Issued on Behalf of Clemson University), Series 2014B, and $63,410,000 General Obligation State Highway Refunding Bonds, Series 2014A, of the State of South Carolina (collectively, the “South Carolina 2014 Bonds”).

Current Economic Condition.

The State of South Carolina (“South Carolina”) has a diversified economic base, including manufacturing, trade, healthcare, services, and leisure/hospitality. At December 31, 2012, principal contributors to South Carolina’s gross domestic product were the trade, transportation, and utilities industries (19%), and financial activities (17%), followed by manufacturing (16%). During the years 2007 to 2012, the fastest growing contributors to South Carolina’s gross domestic product were the education and health services (2.1% average annual growth), followed by professional and business services (1.6%) and information services (1.6%). Manufacturing grew over the period by 0.6% in South Carolina and by 0.4% in the nation, while declining slightly in the southeastern states by 0.1%. South Carolina’s total gross domestic product grew at an average annual growth rate of 0.4% (versus 0.3% for southeastern states and 0.6% for the nation) from 2007 to 2012.

South Carolina’s population estimate at December 31, 2013, was over 4.7 million, and the state’s rate of population growth was 11th fastest in the United States in 2013. In 2012, South Carolina’s per capita personal income increased to $34,928, or 4.0% over the previous year, compared to an increase of 4.2% for the southeast and 4.4% for the nation. South Carolina’s per capita personal income was 80.6% of the nation’s (compared to 80.9% in 2011) and 88.5% of the southeast’s (compared to 88.6% in 2011).

South Carolina’s unemployment rate in March 2014 was 5.5%. The state’s unemployment rate at December 31, 2013, was 6.8%, down 1.7% from 8.5% in December 31, 2012. By comparison, the unemployment rate in December 2013 was 6.8% for the southeastern states and 7.0% for the nation. Over the past several years, South Carolina’s unemployment rates have trended higher than the unemployment rates of other southeastern states and the nation. Largest contributors to South Carolina’s unemployment rate are declines in manufacturing jobs and growth in the labor force.

State Budget.

The South Carolina General Assembly approved a budget totaling $22.7 billion for fiscal year 2013-14 (the “2014 Budget”). The 2014 Budget includes $6.3 billion in recurring General Fund revenues and $106 million in capital reserve funds. The 2014 Budget fully funds the General Reserve Fund that totals $281.6 million at June 30, 2013, and is available for management of revenue shortfalls.

The 2014 Budget anticipates an increase in total recurring General Fund revenues of $254 million, net of enhancements and adjustments, which include $41 million redirected from the General Fund for recurring transportation funding. Nonrecurring revenues are budgeted to increase $416 million, which includes $160 million in surplus revenues from fiscal year 2012-13,

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$141 million in tobacco master settlement agreement funds, and $113 million released from the fiscal year 2012-13 capital reserve fund. Total federal funds are reduced by $1.05 billion, largely reflective of a change in South Carolina’s budgetary treatment of federal payments made directly to Supplemental Nutrition Assistance Program payment beneficiaries, under the rationale that those payments are never held in the custody of the state. Other funds are budgeted to increase by $682 million, which includes $217 million in adjustment to the fiscal year 2013-14 base, $288 million in lottery revenue, $158 million in cigarette tax collections designated for the Medicaid Reserve Fund, and a $20 million increase designated for the Education Improvement Act.

According to the 2014 Budget, recurring General Funds are designated to increase the general reserve fund by $11 million; to increase the capital reserve fund by $5 million; and to provide for an increase in debt service paid by the General Fund by $3 million; and $12 million is appropriated to cover a shortfall in the Homestead Exemption Fund. Nonrecurring funds are appropriated to fund an additional $30 million in the Local Government Fund; and a total of $43 million is appropriated from the Capital Reserve Fund for consumer protection and statewide cyber security improvements, information security, tax processing system improvements, and loan repayment covering expenses for the breach of certain taxpayer data.

Real Estate and Housing.

The number of residential closings in June 2013, up 13% compared to the previous year, and the declining number of foreclosures in the state, down 24% in June 2013 compared to June 2012, have reduced the supply of available homes on the market. As inventory tightens, real estate values in South Carolina have gained ground. The median home sales price in South Carolina as of June 30, 2013, was at the same level seen in 2007 before the recession. Residential building permits compared to fiscal year 2011-12 are up over 20%.

Long-Term Debt.

Rather than directly limiting the amount of outstanding general obligation debt, South Carolina law imposes a limitation on the annual debt service expenditures. The legal annual debt service margin at June 30, 2013, was $37.609 million for highway bonds, $176.852 million for general obligation bonds excluding institution and highway bonds, $4.716 million for economic development bonds, and $8.785 million for research university infrastructure bonds. Excluded from the debt service limit calculations are a $170 million 2010 issue of economic development bonds and a $50 million 2010 issue of air carrier hub terminal facilities bonds which by South Carolina law are not subject to the limitation on maximum annual debt service.

Bond Ratings.

Three major credit rating agencies, Moody’s, S&P, Fitch, assigned ratings to the South Carolina 2014 Bonds, as follows: Moody’s assigned a rating of “Aaa”, S&P assigned a rating of “AA+”, and Fitch assigned a rating of “AAA”. It is not possible to determine whether, or the extent to which, Moody’s, S&P, or Fitch will change its rating in the future. In addition, ratings assigned to individual Municipal Obligations may vary.

Commonwealth of Virginia

Unless otherwise noted, the following information has been obtained from disclosure contained in the Official Statement, dated March 27, 2014, for the $133,810,000 Commonwealth of Virginia General Obligation Bonds, Series 2014A and 2014B (together, the “Virginia 2014 Bonds”).

Current Economic Condition.

During fiscal year 2012-13, the Commonwealth of Virginia (“Virginia”) continued its slow recovery that began in 2011 from the so-called “Great Recession.” While some of the financial and economic indicators of this recession are still visible, Virginia’s economy seems to have rebounded on the four main economic indicators: jobs, income, sales, and housing. Although Virginia experienced a more moderate job growth rate than at the national level (1.0% at the state level versus 1.6% nationally), it is possible to be optimistic about this improvement.

According to the U.S Census Bureau, Virginia’s 2013 estimated population was 8,260,405 which was 2.6 percent of the United States total. Among the 50 states, it ranked twelfth in population. From 2004 to 2013, Virginia’s population increased 10.6% versus 7.9% for the nation. Personal income growth also continued to rise at a modest 3.0% rate during fiscal year 2013, compared to 4.7% in fiscal year 2012. Additionally, unemployment in Virginia continued to decline during fiscal year 2012-13, reaching 5.6% (versus 7.8% nationally).

State Budget.

The original General Fund budget for fiscal year 2012-13 was $582.1 million or 3.5% higher than the final fiscal year 2011-12 revenue budget. Additionally, the final revenue budget for fiscal year 2012-13 was slightly higher ($134.0 million or 0.8%) than the original budget. The change between the original and final budget was primarily attributable to increases in

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the final budget for individual and fiduciary income taxes of $181.3 million and sales and use taxes of $37.6 million offset by a decrease in the final budget for corporation income of $65.1 million due to revised economic forecasts. Total actual General Fund revenues were greater than final budgeted revenues by $342.9 million due to stronger than anticipated collections. Total final budget expenditures for fiscal year 2012-13 were higher than original budget expenditures by $334.5 million or 1.9%. This increase was primarily attributable to education expenditures of $127.0 million, individual and family services expenditures of $97.5 million, and administration of justice expenditures of $82.2 million. Virginia spent less than planned during fiscal year 2012-13, so actual expenditures were $562.3 million, or 3.1%, lower than final budget expenditures.

In order to mitigate the effects of difficult economic conditions over the past several years, Virginia previously adopted temporary budget solutions such as accelerated sales taxes and the continued receipt of additional federal funding. As a result of Virginia’s improving economy, these temporary budget solutions are being phased out. There is planned growth in the adopted budget for the 2012-2014 biennium (fiscal years 2012-13 and 2013-14). Based on the most recent General Fund revenue estimate, fiscal year 2013-14 revenue is projected to increase 1.5% over the fiscal year 2012-13 revenue collections.

While the projected revenue growth is expected to continue during the 2012-2014 biennium, pressures on the economic recovery persist due to the effect of federal budget uncertainties. In response to this uncertainty, Virginia created the Federal Action Contingency Trust Fund and deposited $30.0 million and has identified an additional $22.5 million to assist in mitigating the potential effect of federal budget uncertainties on the Virginia economy. In addition, the Governor instructed Cabinet Secretaries to prepare and submit plans for 2.0% reductions in General Fund spending for fiscal year 2013-14 and 4.0% for the 2014-2016 biennium (fiscal years 2014-15 and 2015-16).

Real Estate and Housing.

Economic indicators show that during fiscal year 2012-13, the housing market in Virginia and at the national level experienced increases of 20.3% and 28.6%, respectively. Housing prices in Virginia showed a positive change for fiscal year 2012-13, with an increase of nearly 4.0%, compared to nearly 6.0% at the national level. Additionally, 27,275 residential building permits were issued in 2012, representing an increase of 18.4% from 2011.

Long-Term Debt.

Virginia is prohibited from issuing general obligation bonds for operating purposes. At the end of fiscal year 2012-13, the Commonwealth had total debt outstanding of $37.3 billion, including total tax-supported debt of $14.7 billion and total debt not supported by taxes of $22.6 billion. Bonds backed by the full faith and credit of the government and tax-supported total $1.7 billion. Debt is considered tax-supported if Virginia tax revenues are used or pledged for debt service payments. An additional $836.7 million is considered moral obligation debt which is not tax-supported. Virginia has no direct or indirect pledge of tax revenues to fund reserve deficiencies. However, in some cases, Virginia has made a moral obligation pledge to consider funding deficiencies in debt service reserves that may occur. The remainder of Virginia’s debt represents bonds secured solely by specified revenue sources (i.e., revenue bonds).

Bond Ratings.

Three major credit rating agencies, Moody’s, S&P, Fitch, assigned ratings to the Virginia 2014 Bonds, as follows: Moody’s assigned a rating of “Aaa”, S&P assigned a rating of “AAA”, and Fitch assigned a rating of “AAA”. It is not possible to determine whether, or the extent to which, Moody’s, S&P, or Fitch will change its rating in the future. In addition, ratings assigned to individual Municipal Obligations may vary.

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Appendix C

Proxy Voting Policy

Proxy Voting Guidelines

Effective January 1, 2012

Set forth on the following pages are guidelines adopted and used by the Funds listed on the cover page of the Statement of Additional Information to which these Guidelines are appended. These Funds are governed by the same Board of Trustees (the “Board”, “We”, “Us” or “Our”) and guide the Board in voting proxies on behalf of the Funds (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Board may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

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Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Board generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Board generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Board will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Board will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Board will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Board uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Board generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Board generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

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Removal of Directors

The Board generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Board will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Board generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Board generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Board generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Board generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Board generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Board will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Board will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Board generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Board will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

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Vote Unmarked Proxies

The Board generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Board generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Board will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Board will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Board generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Board supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Board generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Board will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Board will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Board generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

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Approve or Amend Employee Stock Purchase Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Board generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Board generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Board generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Board will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Board generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Board generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Board generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Board will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Board generally votes in accordance with recommendations made by its third party research provider, taking into consideration the company’s pay for performance results and certain elements of the Compensation Discussion and Analysis disclosure.

Executive Severance Agreements

The Board generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

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Approve or Amend Deferred Compensation Plans for Directors

The Board generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Board generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Board will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Board will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, the Board will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Board also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Board generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Board generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Board generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Board generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Board will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Board will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Board generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Board generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

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Recapitalization

The Board generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Board generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Board will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Board will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Board will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Board will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Board will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Board generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Board will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Board generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Board generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Board generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Board generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Statement of Additional Information	C-7

Auditors

Ratify or Appoint Auditors

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Board will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Board will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Board generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Board generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Board generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Board generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Board generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.).

Executive Compensation Report

The Board generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Statement of Additional Information	C-8

Pay Equity

The Board will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Board generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Board generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Board generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Board generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Board generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Board generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Board generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Board generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Board generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Statement of Additional Information	C-9

Authorize Board to Ratify and Execute Approved Resolutions

The Board generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Board generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Board generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Board generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Board will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Board generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Board generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Board generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Board generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Board generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Statement of Additional Information	C-10

Approve Allocation of Income and Dividends

The Board generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Board generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Board generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Board generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Board generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Board generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Board generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Board generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Board generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Board generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Board generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Board generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Statement of Additional Information	C-11

Authority to Allot Shares for Cash

The Board generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Board will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Board generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Board generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Board generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

Statement of Additional Information	C-12

Appendix D

Series of CFST, CFST I and CFST II

Below are the series of CFST, CFST I and CFST II. In prospectuses dated prior to June 25, 2014, series of CFST and CFST I are referred to as “Legacy Columbia Funds” and series of CFST II are referred to as “Legacy RiverSource Funds”.

Columbia Funds Series Trust

Columbia AMT-Free California Intermediate Muni Bond Fund

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Columbia Capital Allocation Moderate Aggressive Portfolio

Columbia Capital Allocation Moderate Conservative Portfolio

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia LifeGoal® Growth Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia Overseas Value Fund

Columbia Select Large Cap Equity Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Columbia Funds Series Trust I

Active Portfolios® Multi-Manager Alternative Strategies Fund

Active Portfolios® Multi-Manager Core Plus Bond Fund

Active Portfolios® Multi-Manager Growth Fund

Active Portfolios® Multi-Manager Small Cap Equity Fund

CMG Ultra Short Term Bond Fund

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund

Columbia AMT-Free Intermediate Muni Bond Fund

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund

Columbia AMT-Free New York Intermediate Muni Bond Fund

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Columbia Balanced Fund

Columbia Bond Fund

Columbia California Tax-Exempt Fund

Columbia Contrarian Core Fund

Columbia Corporate Income Fund

Columbia Diversified Real Return Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Global Dividend Opportunity Fund

Columbia Global Energy and Natural Resources Fund

Columbia Global Inflation-Linked Bond Plus Fund

Columbia Greater China Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Bond Fund

Columbia International Bond Fund

Columbia Large Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia New York Tax-Exempt Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Risk Allocation Fund

Columbia Select Large Cap Growth Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Value Fund I

Columbia Strategic Income Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Funds Series Trust II

Active Portfolios® Multi-Manager Value Fund

Columbia Absolute Return Currency and Income Fund

Columbia Absolute Return Enhanced Multi-Strategy Fund

Columbia Absolute Return Multi-Strategy Fund

Columbia Absolute Return Emerging Markets Macro Fund

Columbia AMT-Free Tax-Exempt Bond Fund

Columbia Asia Pacific ex-Japan Fund

Columbia Capital Allocation Aggressive Portfolio

Columbia Capital Allocation Conservative Portfolio

Columbia Capital Allocation Moderate Portfolio

Statement of Additional Information	D-1

Columbia Commodity Strategy Fund

Columbia Diversified Equity Income Fund

Columbia Dividend Opportunity Fund

Columbia Emerging Markets Bond Fund

Columbia Equity Value Fund

Columbia European Equity Fund

Columbia Flexible Capital Income Fund

Columbia Floating Rate Fund

Columbia Global Bond Fund

Columbia Global Equity Fund

Columbia Global Infrastructure Fund

Columbia Global Opportunities Fund

Columbia High Yield Bond Fund

Columbia Income Builder Fund

Columbia Income Opportunities Fund

Columbia Inflation Protected Securities Fund

Columbia Large Core Quantitative Fund

Columbia Large Growth Quantitative Fund

Columbia Large Value Quantitative Fund

Columbia Limited Duration Credit Fund

Columbia Marsico Flexible Capital Fund

Columbia Minnesota Tax-Exempt Fund

Columbia Money Market Fund

Columbia Multi-Advisor Small Cap Value Fund

Columbia Select Large-Cap Value Fund

Columbia Select Smaller-Cap Value Fund

Columbia Seligman Communications and Information Fund

Columbia Seligman Global Technology Fund

Columbia Short-Term Cash Fund

Columbia Small/Mid Value Fund

Columbia U.S. Government Mortgage Fund

Statement of Additional Information	D-2

Appendix S

MORE INFORMATION ABOUT CHOOSING A SHARE CLASS

Class Y – Changes to Share Class Eligibility

Effective June 25, 2014, Class Y shares of the Funds are available to any retirement plan that maintains a plan-level or omnibus account with the Fund (through the Transfer Agent).

Prior to June 25, 2014, Class Y shares of a Fund were available only to (i) omnibus retirement plans with plan assets of at least $10 million as of the date of funding the Fund account (without a minimum initial investment amount) and (ii) omnibus retirement plans with plan assets of less than $10 million as of the date of funding the Fund account, provided that such plans invest $500,000 or more in Class Y shares of the Fund. Effective June 25, 2014, these size and minimum initial investment requirements have been removed.

Prior to November 8, 2012, Class Y shares were offered only to certain former shareholders of series of the former Columbia Funds Institutional Trust (together, Former CFIT Shareholders). Former CFIT Shareholders who opened and funded a Class Y account with a Fund as of the close of business on November 7, 2012 may continue to make additional purchases of Class Y shares even if they do not satisfy the current eligibility requirements but may not establish new Class Y shares accounts and will not be eligible to exchange Class Y shares of a Fund into Class Y shares of other Funds. Former CFIT Shareholders may exchange Class Y shares of a Fund for Class Z shares of the same Fund or Class Z shares of another Fund, subject to applicable minimum investments.

Changes to Share Class Names

Effective October 25, 2012, Class R4 shares were renamed Class K shares. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Prior to September 3, 2010, any Class R shares of a series of CFST II were known as Class R2 shares.

Front-End Sales Charge Reductions – Accounts Eligible for Aggregation

The following accounts are eligible for account value aggregation for purposes of the right of accumulation and letters of intent as described in the prospectuses offering share classes subject to a front-end sales charge:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class K, Class R, Class R4, Class R5 and/or Class Y shares of the Funds;

Statement of Additional Information	S-1

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts;

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010; and

•	Direct purchases of Columbia Money Market Fund shares. (Shares of Columbia Money Market Fund acquired by exchange from other Funds may be combined for letter of intent purposes.)

Sales Charge Waivers

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired fund Board members, officers or employees of the funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•

Registered representatives and other employees of affiliated or unaffiliated selling agents (and their immediate family members and related trusts or other entities owned by the foregoing) having a selling agreement with the Distributor[1];

•	Registered broker-dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the funds[1];

•	Partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees;

•

Direct rollovers (i.e., rollovers of fund shares and not reinvestments of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund;

•	Employees of Bank of America, its affiliates and subsidiaries;

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors);

•

(For Class T shares only) Shareholders who (i) bought Galaxy fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 fund shareholders on the date that those funds were reorganized into Galaxy funds;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	At the fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party; and

•

In the Distributor’s discretion, on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a fund for Class A shares of the fund.

The following categories of investors may buy Class A shares of any eligible series of CFST II at net asset value, without payment of any front-end sales charge that would otherwise apply:

•

Participants of “eligible employee benefit plans” including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the Distributor, after December 31, 2009.

Statement of Additional Information	S-2

Purchases of Class A, Class E and Class T shares may be made at net asset value if they are made as follows2:

•	With dividend or capital gain distributions from a fund or from the same class of another fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

•	Through banks, trust companies and thrift institutions, acting as fiduciaries; and

•

Through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the fund or the Transfer Agent and transacts directly with the fund or the Transfer Agent through a third party administrator or third party recordkeeper.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

[2]	The ability to invest dividend and capital gain distributions from one Fund to another Fund may not be available to accounts held at all Selling Agents.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares of another fund in the Columbia Funds Complex (other than Columbia Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the funds when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the applicable prospectus.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made. However, for purposes of calculating the CDSC on Class B shares of series of CFST II purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made.

Shareholders won’t pay a CDSC on redemption of Class A, Class C and Class T shares:

•	In the event of the shareholder’s death;

•	For which no sales commission or transaction fee was paid to an authorized selling agent at the time of purchase;

•	Purchased through reinvestment of dividend and capital gain distributions;

•	In an account that has been closed because it falls below the minimum account balance;

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

That result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling agent returns the applicable portion of any commission paid by the Distributor;

•	Of Class A shares of a fund initially purchased by an employee benefit plan;

•	Other than Class A shares of a fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

Statement of Additional Information	S-3

•	In connection with the fund’s Small Account Policy (as described in the applicable prospectus); and

•	At a fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the fund is a party.

Shareholders won’t pay a CDSC on redemption of Class B or Class F shares:

•	In the event of the shareholder’s death; and

•	That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2.

Shareholders won’t pay a CDSC on the following categories of redemptions of Class B or Class F shares purchased prior to September 7, 2010:

•	Shares redeemed by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

•	Shares redeemed for medical payments that exceed 7.5% of income.*

•	Shares redeemed to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

•

Redemptions of shares pursuant to a Systematic Withdrawal Plan (SWP) established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

•

For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

•	Shares redeemed in connection with loans from qualified retirement plans to shareholders.*

•

CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSCs may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Below are additional categories of CDSC waivers for Class B and Class F shares of a series of CFST or CFST I purchased prior to September 7, 2010:

•

Shares redeemed in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code following normal retirement or the attainment of 59½.**

*	Fund investors and Selling Agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or Selling Agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Shareholders won’t pay a CDSC on the following categories of redemptions of Class B shares of a series of CFST II:

•

Redemptions of Class B shares of a series of CFST II held in investment-only accounts (i.e., accounts for which Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan.

•

Redemptions of Class B shares of a series of CFST II held in individual retirement accounts or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is (i) at least 59½ years old and taking a retirement distribution (if the sale is part of a transfer to an individual retirement account or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived* or (ii) selling under an approved substantially equal periodic payment arrangement.

•

Class B shares of a series of CFST II held in individual retirement accounts and certain qualified plans where an Ameriprise Financial affiliate acts as selling agent that were purchased prior to September 7, 2010 and sold under an approved substantially equal periodic payment arrangement (applies to retirement accounts when a shareholder sets

Statement of Additional Information	S-4

up an arrangement with the IRS). The Distributor, in its discretion, may grant a waiver to accounts held directly with the Transfer Agent or held at other selling agents under similar circumstances.**

*	You must notify the Fund or the Transfer Agent prior to redeeming shares of the applicability of the CDSC waiver, but final decision of the applicability of the CDSC waiver is contingent on approval of the Fund or the Transfer Agent.

**	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

Minimum Initial Investment in Class Z Shares

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectuses, as supplemented. In addition to the categories of Class Z investors described in the prospectuses, as supplemented, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any persons employed as of April 30, 2010 by the Previous Adviser, Previous Distributor or Previous Transfer Agent and immediate family members of any of the foregoing who share the same address and any employee of the Investment Manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any persons employed as of April 30, 2010 by the Previous Adviser, Previous Distributor or Previous Transfer Agent and immediate family members of any of the foregoing who share the same address and any employee of the Investment Manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

As described in the prospectuses offering Class Z shares, any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor who holds Class Z shares is eligible to purchase Class Z shares subject to a minimum initial investment of $2,000. If the account in which the shareholder holds Class Z shares is not eligible to purchase additional Class Z shares, the shareholder may purchase Class Z shares in an account maintained directly with the Transfer Agent, subject to the $2,000 minimum for such direct account.

Class B Shares – Conversion to Class A Shares

Class B shares purchased in a series of CFST or CFST I at any time and series of CFST II on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a series of CFST II (other than a former Seligman Fund) on or prior to June 12, 2009 will convert to Class A shares after eight and one half years of ownership. Class B shares originally purchased in a former Seligman Fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the fund.

Statement of Additional Information	S-5

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class A Shares of Active Portfolio Funds

The Active Portfolio Funds offer only Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial or its affiliates. Class A shares of Active Portfolio Funds are not subject to any front-end sales charge or contingent deferred sales charge.

Additional Eligible Investors

The Distributor, in its sole discretion, may accept investments in any share class of a Fund from investors other than those listed above and the Fund’s prospectus(es).

Additional Information About Minimum Initial Investments

The Distributor, in its sole discretion, may also waive minimum initial investment requirements. Minimum investment and related requirements may be modified at any time, with or without prior notice.

Fund Reorganizations

Class A shares may be issued without any initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

Rejection of Purchases

Each fund and the distributor of the funds reserve the right to reject any offer to purchase shares, in their sole discretion.

Medallion Signature Guarantees

The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: bank, credit union, savings association, broker or dealer, that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.

A Medallion Signature Guarantee is required if: (i)the transaction amount is over $100,000; (ii) you want your check made payable to someone other than yourself; (iii)your address has changed within the last 30 days; (iv)you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing ACH or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.

SAI915_00_014_(09/14)

Statement of Additional Information	S-6

PART C. OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Certificate of Trust dated October 22, 1999 is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (a)(1)), filed on February 10, 2000.

(a)(2)	Certificate of Amendment of Certificate of Trust dated September 21, 2005, is incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (a)(2)), filed on November 21, 2005.

(a)(3)	Second Amended and Restated Declaration of Trust dated March 2, 2011, is incorporated by reference to Post-Effective Amendment No. 90 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (a)(3)), filed on March 30, 2011.

(b)	Not Applicable.

(c)	Articles III and VII of Registrant’s Second Amended and Restated Declaration of Trust dated March 2, 2011 define the rights of holders of securities being registered.

(d)(1)	Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and the Registrant, dated May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (d)(1)), filed on May 28, 2010.

(d)(1)(i)	Amendment No. 1 to Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and the Registrant, dated February 28, 2011, is incorporated by reference to Post-Effective Amendment No. 93 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (d)(1)(i)), filed on May 27, 2011.

(d)(1)(ii)	Amendment No. 2 to Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and the Registrant, dated January 23, 2013, is incorporated by reference to Post-Effective Amendment No. 113 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (d)(1)(ii)), filed on February 28, 2013.

(d)(1)(iii)	Exhibit A, as of December 16, 2013, to Investment Management Services Agreement between Columbia Management Investment Advisers, LLC and the Registrant, is incorporated by reference to Post-Effective Amendment No. 129 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (d)(1)(iii)), filed on May 30, 2014.

(d)(2)	Investment Sub-Advisory Agreement among Columbia Management Investment Advisers, LLC, Marsico Capital Management, LLC and the Registrant, dated May 1, 2010, last amended January 23, 2014, is incorporated by reference to Post-Effective Amendment No. 129 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (d)(2)), filed on May 30, 2014.

(d)(3)	Amended and Restated Subadvisory Agreement, dated June 11, 2008, last amended January 16, 2013, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited (“Threadneedle”), is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (d)(27)), filed on May 15, 2014.

(e)(1)	Distribution Agreement between Columbia Management Investment Distributors, Inc. and, the Registrant, dated September 7, 2010, is incorporated by reference to Post-Effective Amendment No. 88 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (e)(2)), filed on September 27, 2010.

(e)(2)	Schedule I, as of April 11, 2014, to Distribution Agreement between Columbia Management Investment Distributors, Inc. and, the Registrant, dated September 7, 2010, is incorporated by reference to Post-Effective Amendment No. 129 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (e)(2)), filed on May 30, 2014.

(e)(3)	Form of Mutual Fund Sales Agreement is incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 of RiverSource Bond Series, Inc. on Form N-1A (Exhibit (e)(2)), filed on July 9, 2010.

(f)	Deferred Compensation Plan, adopted as of December 31, 2011, is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (f)), filed on February 24, 2012.

(g)	Second Amended and Restated Master Global Custody Agreement between each of the funds listed on Schedule A thereto and JPMorgan Chase Bank, N.A. , is incorporated by reference to Post-Effective Amendment No. 93 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (g)(3)), filed on May 27, 2011.

(h)(1)	Administrative Services Agreement between the Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC, dated December 16, 2013, is incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement No. 333-40265 of Columbia Funds Variable Insurance Trust I on Form N-1A (Exhibit (h)(1)), filed on April 28, 2014.

(h)(2)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement among Columbia Management Investment Services Corp., the Registrant and Columbia Funds Master Investment Trust, LLC, dated April 27, 2011, is incorporated by reference to Post-Effective Amendment No. 98 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(2)), filed on July 29, 2011.

(h)(2)(i)	Restated Schedule A, dated April 11, 2014, and Schedule B, effective July 1, 2013, to Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp. is incorporated by reference to Post-Effective Amendment No. 129 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(2)(i)), filed on May 30, 2014.

(h)(3)	Amended and Restated Plan Administration Services Agreement among Columbia Management Investment Services Corp., the Registrant and Columbia Funds Series Trust I, dated as of September 7, 2010, amended and restated November 1, 2012, relating to Class K shares (formerly known as Class R4 shares), is incorporated by reference to Post-Effective Amendment No. 111 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(3)), filed on November 7, 2012.

(h)(4)	Amended and Restated Fee Waiver and Expense Cap Agreement between Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp. and the Registrant, dated May 2, 2011, is incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(5)), filed on June 28, 2011.

(h)(4)(i)	Restated Schedule A, effective April 11, 2014, to the Amended and Restated Fee Waiver and Expense Cap Agreement between Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp. and the Registrant dated May 2, 2011, is incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement No. 333-40265 of Columbia Funds Variable Insurance Trust I on Form N-1A (Exhibit (h)(14)(i)), filed on April 28, 2014.

(h)(5)	Agreement and Plan of Reorganization dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-170369 of the Registrant on Form N-14 (Exhibit (4)), filed on July 22, 2011.

(h)(6)	Agreement and Plan of Reorganization dated October 9, 2012, is incorporated by reference to Post-Effective Amendment No. 117 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (h)(9)), filed on May 30, 2013.

(i)	Opinion of Goodwin Procter LLP, is incorporated by reference to Post-Effective Amendment No. 119 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (i)), filed on June 27, 2013.

(j)	Consent of PricewaterhouseCoopers LLP, is filed herewith as Exhibit (j) to Post-Amendment No. 135 to Registration Statement No. 333-89661 of the Registrant on Form N-1A.

(k)	Omitted Financial Statements: Not Applicable.

(l)	Initial Capital Agreement: Not Applicable.

(m)(1)(i)	Shareholder Servicing and Distribution Plan for Registrant’s Class A Shares is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(1)), filed on July 29, 2008.

(m)(1)(ii)	Restated Exhibit I to Shareholder Servicing and Distribution Plan for Registrant’s Class A Shares, effective April 11, 2014, is incorporated by reference to Post-Effective Amendment No. 129 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(1)(ii)), filed on May 30, 2014.

(m)(2)(i)	Distribution Plan for certain Fund share classes of the Registrant is incorporated by reference to Post-Effective Amendment No. 88 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(2)), filed on September 27, 2010.

(m)(2)(ii)	Restated Exhibit I to Distribution Plan, effective April 11, 2014, is incorporated by reference to Post-Effective Amendment No. 129 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(2)(ii)), filed on May 30, 2014.

(m)(3)(i)	Shareholder Servicing Plan for certain Fund share classes of Registrant is incorporated by reference to Post-Effective Amendment No. 88 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(3)), filed on September 27, 2010.

(m)(3)(ii)	Restated Exhibit I to Shareholder Servicing Plan effective April 11, 2014, is incorporated by reference to Post-Effective Amendment No. 129 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(3)(ii)), filed on May 30, 2014.

(m)(4)(i)	Shareholder Servicing Plan Implementation Agreement between Registrant and Columbia Management Investment Distributors, Inc.is incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(4)), filed on May 28, 2010.

(m)(4)(ii)	Restated Schedule I to Shareholder Servicing Plan Implementation Agreement, dated March 14, 2012, is incorporated by reference to Post-Effective Amendment No. 102 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(4)(ii)), filed on March 23, 2012.

(m)(5)	Shareholder Servicing Plan for Registrant’s Class T shares is incorporated by reference to Post-Effective Amendment No. 89 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(5)), filed on December 8, 2010.

(m)(6)	Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 89 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (m)(6)), filed on December 8, 2010.

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan, dated April 30, 2013, is incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (n)), filed on May 2, 2013.

(o)	Reserved.

(p)(1)	Columbia Funds Family Code of Ethics, effective April 14, 2014, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(1)), filed on May 15, 2014.

(p)(2)	Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. Code of Ethics, effective May 1, 2014, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(2)), filed on May 15, 2014.

(p)(3)	Marsico Capital Management, LLC Code of Ethics, effective December 10, 2012, is incorporated by reference to Post-Effective Amendment No. 119 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (p)(3)), filed on June 27, 2013.

(p)(4)	Threadneedle International Ltd, Code of Ethics, effective November 2013, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(26)), filed on May 15, 2014.

(q)(1)	Powers of Attorney for Kathleen A. Blatz, Edward J. Boudreau, Jr., Pamela G. Carlton, William P. Carmichael, Patricia M. Flynn, William A. Hawkins, R. Glenn Hillard, Stephen R. Lewis, Jr., Catherine James Paglia, Leroy C. Richie, Anthony M. Santomero, Minor M. Shaw, Alison Taunton-Rigby and William F. Truscott dated April 17, 2013, is incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (q)(1)), filed on May 2, 2013.

(q)(2)	Power of Attorney for J. Kevin Connaughton dated May 1, 2010, is incorporated by reference to Post-Effective Amendment No. 82 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (q)(2)), filed on May 28, 2010.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), as sponsor of the Columbia funds, may make initial capital investments in Columbia funds (seed accounts). Columbia Management also serves as investment manager of certain Columbia funds-of-funds that invest primarily in shares of affiliated funds (the “underlying funds”). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain Columbia funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion as the vote of the direct public shareholders vote; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.

ITEM 30.	Indemnification

Article VII of the Registrant’s Declaration of Trust, as amended, provides that the Registrant shall indemnify any person who was or is a party, or is threatened to be made a party, to any proceeding, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the

Registrant as a trustee, director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, against expenses, judgments, fines, settlements and other amounts incurred in connection with such proceeding, under specified circumstances, all as more fully set forth in the Declaration of Trust, which is filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

In accordance with Section 17(h) of the 1940 Act, no trustee or officer has a right to indemnification under the Declaration of Trust for any liability by reason of willful misfeasance, bad faith, negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Pursuant to the Distribution Agreement, Columbia Management Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

ITEM 31.	Business and Other Connections of the Investment Advisor

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (the Investment Manager), the Registrant’s investment adviser, or Marsico Capital Management, LLC (Marsico) or Threadneedle International Limited (Threadneedle), the subadvisers to certain of the Registrant’s portfolios, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a) The Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. performs investment advisory services for the Registrant and certain other clients. Information regarding the business of the Investment Manager and certain of its officers is set forth in the Prospectuses and Statements of Additional Information of the Registrant’s portfolios and is incorporated herein by reference. Information about the business of the Investment Manager and the directors and principal executive officers of the Investment Manager is also included in the Form ADV filed by the Investment Manager (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with the Investment Manager, certain directors and officers of the Investment Manager also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries.

(b) Marsico performs investment management services for the Registrant and certain other clients. Information regarding the business of Marsico and certain of its officers is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s portfolio(s) subadvised by Marsico and is incorporated herein by reference. Information about the business of Marsico and the directors and principal executive officers of Marsico is also included in the Form ADV filed by Marsico with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-54914), which is incorporated herein by reference.

(c) Threadneedle performs investment management services for the Registrant and certain other clients. Information regarding the business of Threadneedle and certain of its officers is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s portfolio(s) subadvised by Threadneedle and is incorporated herein by reference. Information about the business of Threadneedle and the directors and principal executive officers of Threadneedle is also included in the Form ADV filed by Threadneedle with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63196), which is incorporated herein by reference.

ITEM 32.	Principal Underwriters

(a) Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; and Wanger Advisors Trust.

(b) As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. Truscott	Chief Executive Officer	Board Member, Senior Vice President

Amy Unckless	President	None

Jeffrey F. Peters	Managing Director and Head of Global Institutional Distribution	None

Dave K. Stewart	Chief Financial Officer	None

Scott R. Plummer	Senior Vice President, Chief Legal Officer, Head of Global Asset Management Legal and Assistant Secretary	Senior Vice President and Chief Legal Officer

Stephen O. Buff	Vice President, Chief Compliance Officer	None

Hector DeMarchena	Vice President – Institutional Asset Management Product Administration and Assistant Secretary	None

Joe Feloney	Vice President – National Sales Manager – U.S. Trust/Private Wealth Management	None

Leslie Moon	Vice President – Mutual Fund Technology	None

Brian Walsh	Vice President, Strategic Relations	None

Gary Rawdon	Vice President – Sales Governance and Administration	None

Thomas R. Moore	Secretary	None

Michael E. DeFao	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Paul B. Goucher	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Tara W. Tilbury	Vice President and Assistant Secretary	Assistant Secretary

Nancy W. LeDonne	Vice President and Assistant Secretary	None

Ryan C. Larrenaga	Vice President and Assistant Secretary	Assistant Secretary

Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary

Christopher O. Petersen	Vice President and Assistant Secretary	Vice President and Secretary

Eric T. Brandt	Vice President and Assistant Secretary	None

Ken Murphy	Anti-Money Laundering Officer	None

Kevin Wasp	Ombudsman	None

Lee Faria	Conflicts Officer	None

*	The principal business address of Columbia Management Investment Distributors, Inc. is 225 Franklin Street, Boston MA 02110.

(c) Not applicable.

ITEM 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder include:

•	Registrant, 225 Franklin Street, Boston, MA, 02110;

•	Board Services Corporation, 901 Marquette Ave. S., Minneapolis, MN, 55402;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110;

•	Registrant’s former subadviser, Brandes Investment Partners, L.P., 11988 El Camino Real, San Diego, CA 92130;

•	Registrant’s subadviser, Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, CO 80202;

•	Registrant’s subadviser, Threadneedle International Limited, 60 St Mary Axe, London EC3A 8JQ, United Kingdom.

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., 225 Franklin Street, Boston, MA 02110;

•	Registrant’s former custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111; and

•	Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza 19th Floor, New York, NY 10005.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

ITEM 34.	Management Services

Not Applicable.

ITEM 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of August, 2014.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of August, 2014.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Trustee

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ William P. Carmichael* William P. Carmichael	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ William A. Hawkins* William A. Hawkins	Trustee

*	By:	/s/ Ryan C. Larrenaga
	Name:	Ryan C. Larrenaga**
Attorney-in-fact

**	Executed by Ryan C. Larrenaga pursuant to Trustees Power of Attorney dated April 17, 2013 and incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement No. 333-89661 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on May 2, 2013.

EXHIBIT INDEX

Exhibit No.	Description

(j)	Consent of PricewaterhouseCoopers LLP